UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund:     BlackRock Funds III

BlackRock ACWI ex-US Index Fund

BlackRock Bond Index Fund

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

    Master Investment Portfolio

Active Stock Master Portfolio

ACWI ex-US Index Master Portfolio

Bond Index Master Portfolio

CoreAlpha Bond Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Government Money Market Master Portfolio

International TILTS Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Russell 1000® Index Master Portfolio

S&P 500 Stock Master Portfolio

Treasury Money Market Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Funds III

            and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock ACWI ex US Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex US Index Master Portfolio of Master Investment Portfolio	$18,134,402
Total Investments (Cost — $11,985,962) — 100.0%	18,134,402
Other Assets Less Liabilities — 0.0%	1,863

Net Assets — 100.0%	$18,136,265

BlackRock ACWI ex US Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex US Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $18,134,402 and 4.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted price in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$153,437,973
Total Investments (Cost — $147,351,615) — 100.0%	153,437,973
Liabilities in Excess of Other Assets — (0.0)%	(46,204)

Net Assets — 100.0%	$153,391,769

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $153,437,973 and 11.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$36,943,002,045
Total Investments (Cost — $36,943,002,045) — 100%	36,943,002,045
Liabilities in Excess of Other Assets — (0)%	(3,418,093)

Net Assets — 100.0%	$36,939,583,952

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $36,943,002,045 and 97.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$17,438,547,482
Total Investments (Cost — $17,438,547,482) — 100.0%	17,438,547,482
Liabilities in Excess of Other Assets — (0.0)%	(1,655,703)

Net Assets — 100.0%	$17,436,891,779

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $17,438,547,482 and 93.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Government Money Market Master Portfolio of Master Investment Portfolio	$9,910,502
Total Investments (Cost — $9,910,502) — 100.1%	9,910,502
Liabilities in Excess of Other Assets — (0.1)%	(6,557)

Net Assets — 100.0%	$9,903,945

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $9,910,502 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$2,046,990,278
Total Investments (Cost — $2,046,990,278) — 100.0%	2,046,990,278
Liabilities in Excess of Other Assets — (0.0)%	(6,671)

Net Assets — 100.0%	$2,046,983,607

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,046,990,278 and 63.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$197,845,060
Total Investments (Cost — $197,000,263) — 102.1%	197,845,060
Liabilities in Excess of Other Assets — (2.1)%	(3,999,143)

Net Assets — 100.0%	$193,845,917

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $197,845,060 and 5.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$410,975,694
Total Investments (Cost — $340,194,344) — 100.1%	410,975,694
Liabilities in Excess of Other Assets — (0.1)%	(239,185)

Net Assets — 100.0%	$410,736,509

LifePath Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $410,975,694 and 26%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$932,511,901
Total Investments (Cost — $740,277,476) — 100.1%	932,511,901
Liabilities in Excess of Other Assets — (0.1)%	(540,940)

Net Assets — 100.0%	$931,970,961

LifePath 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $932,511,901 and 32.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$68,852,327
Total Investments (Cost — $62,945,353) — 100.1%	68,852,327
Liabilities in Excess of Other Assets — (0.1)%	(52,877)

Net Assets — 100.0%	$68,799,450

LifePath 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $68,852,327 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$852,541,145
Total Investments (Cost — $685,200,502) — 100.1%	852,541,145
Liabilities in Excess of Other Assets — (0.1)%	(488,127)

Net Assets — 100.0%	$852,053,018

LifePath 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $852,541,145 and 32.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$59,984,130
Total Investments (Cost — $54,550,349) — 100.1%	59,984,130
Liabilities in Excess of Other Assets — (0.1)%	(39,487)

Net Assets — 100.0%	$59,944,643

LifePath 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $59,984,130 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$724,984,832
Total Investments (Cost — $546,212,057) — 100%	724,984,832
Liabilities in Excess of Other Assets — (0)%	(200,696)

Net Assets — 100.0%	$724,784,136

LifePath 2040 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $724,984,832 and 35.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$35,781,130
Total Investments (Cost — $32,473,461) — 100.1%	35,781,130
Liabilities in Excess of Other Assets — (0.1)%	(23,547)

Net Assets — 100.0%	$35,757,583

LifePath 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $35,781,130 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$180,514,060
Total Investments (Cost — $151,216,696) — 100.1%	180,514,060
Liabilities in Excess of Other Assets — (0.1)%	(104,556)

Net Assets — 100.0%	$180,409,504

LifePath 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $180,514,060 and 43.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$13,267,149
Total Investments (Cost — $12,043,889) — 100.1%	13,267,149
Liabilities in Excess of Other Assets — (0.1)%	(11,658)

Net Assets — 100.0%	$13,255,491

LifePath 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $13,267,149 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index Retirement Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$393,482,138
Total Investments (Cost — $358,712,979) — 100.0%	393,482,138
Liabilities in Excess of Other Assets — (0.0)%	(77,218)

Net Assets — 100.0%	$393,404,920

LifePath Index Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $393,482,138 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2020 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$795,864,023
Total Investments (Cost — $716,310,469) — 100.0%	795,864,023
Liabilities in Excess of Other Assets — (0.0)%	(88,129)

Net Assets — 100.0%	$795,775,894

LifePath Index 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $795,864,023 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2025 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$446,511,796
Total Investments (Cost — $407,714,699) — 100.0%	446,511,796
Liabilities in Excess of Other Assets — (0.0)%	(34,242)

Net Assets — 100.0%	$446,477,554

LifePath Index 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $446,511,796 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for [For annual/semi-annual: financial statement For NQs: financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments [and derivative financial instruments] is based on the pricing transparency of the investment [and derivative financial instrument] and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2030 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$733,095,682
Total Investments (Cost — $652,764,393) — 100.0%	733,095,682
Liabilities in Excess of Other Assets — (0.0)%	(52,194)

Net Assets — 100.0%	$733,043,488

LifePath Index 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $733,095,682 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2035 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$354,534,344
Total Investments (Cost — $321,272,126) — 100.0%	354,534,344
Other Assets Less Liabilities — 0.0%	5,950

Net Assets — 100.0%	$354,540,294

LifePath Index 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $354,534,344 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2040 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$482,913,021
Total Investments (Cost — $340,194,344) — 100.0%	482,913,021
Liabilities in Excess of Other Assets — (0.0)%	(40,265)

Net Assets — 100.0%	$482,872,756

LifePath Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $482,913,021 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2045 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$190,562,416
Total Investments (Cost — $173,159,898) — 100.0%	190,562,416
Other Assets Less Liabilities — 0.0%	70

Net Assets — 100.0%	$190,562,486

LifePath Index 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $190,562,416 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2050 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$192,277,303
Total Investments (Cost — $175,442,219) — 100.0%	192,277,303
Other Assets Less Liabilities — 0.0%	6,833

Net Assets — 100.0%	$192,284,136

LifePath Index 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $192,277,303 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2055 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$48,204,716
Total Investments (Cost — $43,707,467) — 100.0%	48,204,716
Other Assets Less Liabilities — 0.0%	12,461

Net Assets — 100.0%	$48,217,177

LifePath Index 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $48,204,716 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$84,129,551
Total Investments (Cost — $58,872,029) — 100.4%	84,129,551
Liabilities in Excess of Other Assets — (0.4)%	(348,338)

Net Assets — 100.0%	$83,781,213

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $84,129,551 and 4.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

The Fund records — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Fund III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$4,065,411,090
Total Investments (Cost — $2,457,412,842) — 100.3%	4,065,411,090
Liabilities in Excess of Other Assets — (0.3)%	(13,936,873)

Net Assets — 100.0%	$4,051,474,217

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $4,065,411,090 and 73.2%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FUNDS III	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.4%
The Boeing Co.	106,678	$13,588,644
Exelis, Inc.	183,285	3,031,534
Honeywell International, Inc.	107,686	10,027,720
Lockheed Martin Corp.	25,160	4,598,745
Northrop Grumman Corp.	91,770	12,091,615
Precision Castparts Corp.	19,124	4,530,093
Raytheon Co.	165,260	16,793,721
Rockwell Collins, Inc.	34,570	2,713,745
Spirit Aerosystems Holdings, Inc., Class A (a)	42,600	1,621,356
United Technologies Corp.	139,004	14,678,823
Vectrus, Inc. (a)	10,183	198,864

		83,874,860
Air Freight & Logistics — 0.3%
FedEx Corp.	50,225	8,108,826
Airlines — 1.0%
American Airlines Group, Inc.	90,839	3,222,968
Copa Holdings SA, Class A	29,219	3,134,907
Delta Air Lines, Inc.	358,779	12,969,861
Southwest Airlines Co.	105,890	3,575,905
United Continental Holdings, Inc. (a)	63,580	2,974,908

		25,878,549
Auto Components — 0.8%
BorgWarner, Inc.	28,780	1,514,116
Delphi Automotive PLC	35,768	2,194,009
Johnson Controls, Inc.	178,620	7,859,280
Lear Corp.	108,204	9,349,908

		20,917,313
Automobiles — 0.1%
General Motors Co.	106,200	3,392,028
Banks — 7.1%
Bank of America Corp.	816,760	13,925,758
CIT Group, Inc.	100,952	4,639,754
Citigroup, Inc.	648,720	33,616,670
Cullen/Frost Bankers, Inc.	1,775	135,805
Fifth Third Bancorp	422,610	8,460,652
JPMorgan Chase & Co.	948,270	57,123,785
KeyCorp	94,500	1,259,685
Regions Financial Corp.	288,400	2,895,536
SunTrust Banks, Inc.	205,160	7,802,235
US Bancorp	208,300	8,713,189
Wells Fargo & Co.	768,112	39,841,970

		178,415,039
Beverages — 1.4%
The Coca-Cola Co.	110,365	4,708,171
Coca-Cola Enterprises, Inc.	215,139	9,543,566
Diageo PLC	269,680	7,778,144
Common Stocks	Shares	Value
Beverages (concluded)
Dr Pepper Snapple Group, Inc.	100,497	$6,462,962
Monster Beverage Corp. (a)	80,389	7,369,259

		35,862,102
Biotechnology — 3.1%
Amgen, Inc.	151,341	21,257,357
Biogen Idec, Inc. (a)	37,131	12,283,306
Celgene Corp. (a)	92,638	8,780,230
Gilead Sciences, Inc. (a)	161,254	17,165,488
Regeneron Pharmaceuticals, Inc. (a)	18,703	6,742,805
United Therapeutics Corp. (a)	58,797	7,564,234
Vertex Pharmaceuticals, Inc. (a)	27,106	3,044,275

		76,837,695
Capital Markets — 1.3%
Affiliated Managers Group, Inc. (a)	19,702	3,947,493
The Bank of New York Mellon Corp.	6	232
The Goldman Sachs Group, Inc.	72,025	13,221,629
Morgan Stanley	384,710	13,299,425
State Street Corp.	11,500	846,515
Waddell & Reed Financial, Inc., Class A	18,889	976,372

		32,291,666
Chemicals — 2.4%
Akzo Nobel NV — ADR	224,720	5,094,402
Ashland, Inc. (b)	4,600	478,860
Cabot Corp.	43,236	2,195,092
Celanese Corp., Series A	41,289	2,416,232
The Dow Chemical Co.	135,160	7,087,790
E.I. du Pont de Nemours & Co.	155,720	11,174,467
Eastman Chemical Co.	55,941	4,525,068
International Flavors & Fragrances, Inc.	10,946	1,049,503
LyondellBasell Industries NV, Class A	21,539	2,340,428
Monsanto Co.	11,121	1,251,224
NewMarket Corp.	3,520	1,341,190
Platform Specialty Products Corp. (a)	25,013	625,825
PPG Industries, Inc.	94,984	18,687,152
Sigma-Aldrich Corp.	5,157	701,404

		58,968,637
Communications Equipment — 2.5%
Cisco Systems, Inc.	742,408	18,686,409
CommScope Holding Co., Inc. (a)	67,617	1,616,722
Motorola Solutions, Inc.	85,410	5,404,745
QUALCOMM, Inc.	428,123	32,010,757

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Telefonaktiebolaget LM Ericsson — ADR	327,100	$4,118,189

		61,836,822
Construction & Engineering — 0.1%
AECOM Technology Corp. (a)	39,960	1,348,650
Consumer Finance — 2.2%
American Express Co.	106,830	9,351,898
Capital One Financial Corp.	148,850	12,149,137
Discover Financial Services	334,469	21,536,459
Santander Consumer USA Holdings, Inc.	192,006	3,419,627
SLM Corp.	407,679	3,489,732
Synchrony Financial (a)	182,745	4,486,390

		54,433,243
Containers & Packaging — 0.3%
Berry Plastics Group, Inc. (a)	57,971	1,463,188
Crown Holdings, Inc. (a)	14,000	623,280
MeadWestvaco Corp.	23,024	942,603
Packaging Corp. of America	69,643	4,444,616

		7,473,687
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc. (a)	2,684	67,503
ServiceMaster Global Holdings, Inc. (a)	104,856	2,537,515

		2,605,018
Diversified Financial Services — 1.5%
Ally Financial, Inc. (a)	69,108	1,599,159
Berkshire Hathaway, Inc., Class B (a)	140,329	19,385,048
CME Group, Inc.	35,470	2,836,004
FNFV Group (a)	258,367	3,555,130
Interactive Brokers Group, Inc., Class A	11,533	287,748
IntercontinentalExchange Group, Inc.	2,500	487,625
Moody’s Corp.	35,520	3,356,640
The NASDAQ OMX Group, Inc.	140,600	5,964,252

		37,471,606
Diversified Telecommunication Services — 1.3%
BCE, Inc.	26,450	1,131,002
Verizon Communications, Inc.	622,748	31,131,173

		32,262,175
Electric Utilities — 0.6%
American Electric Power Co., Inc.	122,166	6,378,287
Duke Energy Corp.	18,866	1,410,611
Edison International	20,850	1,165,932
Common Stocks	Shares	Value
Electric Utilities (concluded)
FirstEnergy Corp.	8,610	$289,038
ITC Holdings Corp.	24,010	855,476
NextEra Energy, Inc.	31,370	2,945,015
Northeast Utilities	18,540	821,322

		13,865,681
Electrical Equipment — 0.4%
Emerson Electric Co.	31,512	1,972,021
Rockwell Automation, Inc.	49,680	5,458,839
SolarCity Corp. (a)(b)	31,689	1,888,664

		9,319,524
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	49,000	2,033,500
Corning, Inc.	52,500	1,015,350
Flextronics International Ltd. (a)	305,788	3,155,732
Ingram Micro, Inc., Class A (a)	38,902	1,004,061
TE Connectivity Ltd.	37,590	2,078,351

		9,286,994
Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	165,276	10,752,856
Cameron International Corp. (a)	9,253	614,214
Dresser-Rand Group, Inc. (a)	3,169	260,682
FMC Technologies, Inc. (a)	188,012	10,210,932
Halliburton Co.	92,720	5,981,367
Oceaneering International, Inc.	44,500	2,900,065
RPC, Inc.	83,254	1,828,258
Schlumberger Ltd.	243,390	24,750,329
Seventy Seven Energy, Inc. (a)	43,940	1,043,136

		58,341,839
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	4,541	569,078
CVS Health Corp.	281,981	22,442,868
The Kroger Co.	362,247	18,836,844
Wal-Mart Stores, Inc.	28,216	2,157,677

		44,006,467
Food Products — 1.2%
Bunge Ltd.	89,908	7,572,951
Kraft Foods Group, Inc.	59,340	3,346,776
Mondelez International, Inc., Class A	267,333	9,160,165
Pinnacle Foods, Inc.	2,364	77,185
Tyson Foods, Inc. (a)	19,229	968,373
Tyson Foods, Inc., Class A	69,728	2,745,191
Unilever NV — NY Shares	138,480	5,494,886

		29,365,527
Gas Utilities — 0.1%
New Jersey Resources Corp.	22,025	1,112,483

2	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Gas Utilities (concluded)
UGI Corp.	47,790	$1,629,161

		2,741,644
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	65,230	2,712,916
Baxter International, Inc.	224,052	16,080,212
Becton Dickinson & Co.	61,408	6,988,844
Hologic, Inc. (a)	94,100	2,289,453
Intuitive Surgical, Inc. (a)	4,601	2,124,834
Medtronic, Inc.	157,381	9,749,753
St. Jude Medical, Inc.	106,009	6,374,321
Zimmer Holdings, Inc.	42,800	4,303,540

		50,623,873
Health Care Providers & Services — 3.1%
Aetna, Inc.	228,397	18,500,157
Cardinal Health, Inc.	10,515	787,784
Catamaran Corp. (a)	210,254	8,862,206
Centene Corp. (a)	43,640	3,609,464
Cigna Corp.	9,900	897,831
Community Health Systems, Inc. (a)	94,800	5,194,092
Express Scripts Holding Co. (a)	45,964	3,246,437
HCA Holdings, Inc. (a)	24,253	1,710,322
Health Net, Inc. (a)	102,195	4,712,211
McKesson Corp.	45,110	8,781,564
Quest Diagnostics, Inc. (b)	192,480	11,679,686
Universal Health Services, Inc., Class B	69,947	7,309,462
WellPoint, Inc.	17,545	2,098,733

		77,389,949
Health Care Technology — 0.0%
Athenahealth, Inc. (a)	4,794	631,322
Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc. (a)	15,316	280,895
Hyatt Hotels Corp., Class A (a)	43,907	2,657,252
Jack in the Box, Inc.	3,143	214,321
Las Vegas Sands Corp.	253,573	15,774,776
McDonald’s Corp.	29,074	2,756,506
SeaWorld Entertainment, Inc.	69,889	1,343,966
Six Flags Entertainment Corp.	6,146	211,361
Starbucks Corp.	58,550	4,418,183
Starwood Hotels & Resorts Worldwide, Inc. (a)	2	166
Wyndham Worldwide Corp.	71,914	5,843,732
Wynn Resorts Ltd.	22,294	4,170,762

		37,671,920
Household Durables — 0.2%
Newell Rubbermaid, Inc.	136,600	4,700,406
Common Stocks	Shares	Value
Household Durables (concluded)
Tupperware Brands Corp.	17,700	$1,222,008

		5,922,414
Household Products — 0.8%
Colgate-Palmolive Co.	45,184	2,946,901
Energizer Holdings, Inc.	25,800	3,178,818
The Procter & Gamble Co.	171,699	14,378,074

		20,503,793
Independent Power and Renewable Electricity Producers — 0.2%
The AES Corp.	426,000	6,040,680
Industrial Conglomerates — 1.6%
3M Co.	83,910	11,888,369
Danaher Corp.	123,343	9,371,601
General Electric Co.	743,288	19,043,038

		40,303,008
Insurance — 3.7%
ACE Ltd.	16,910	1,773,352
Aflac, Inc.	8,992	523,784
Allied World Assurance Co. Holdings AG	27,432	1,010,595
The Allstate Corp.	158,374	9,719,412
Aspen Insurance Holdings Ltd.	2,874	122,921
Assured Guaranty Ltd.	63,800	1,413,808
CNA Financial Corp.	124,507	4,735,001
CNO Financial Group, Inc.	48,900	829,344
Genworth Financial, Inc., Class A (a)	324,900	4,256,190
The Hanover Insurance Group, Inc.	49,781	3,057,549
Hartford Financial Services Group, Inc.	110,926	4,131,994
Kemper Corp.	3	102
Lincoln National Corp.	99,062	5,307,742
MetLife, Inc.	201,806	10,841,018
Protective Life Corp.	3,212	222,945
Prudential Financial, Inc.	145,770	12,819,014
The Travelers Cos., Inc.	86,851	8,158,783
Validus Holdings Ltd.	48,090	1,882,243
Voya Financial, Inc.	257,258	10,058,788
Willis Group Holdings PLC	236,136	9,776,030
XL Group PLC	83,400	2,766,378

		93,406,993
Internet & Catalog Retail — 1.2%
Alibaba Group Holding Ltd.	56,835	5,049,790
ALIBABA GROUP HOLDING SP ADR ADR USD.000025 (a)	1,400	124,390
Netflix, Inc. (a)	11,495	5,186,314
priceline.com, Inc. (a)	11,956	13,851,982
TripAdvisor, Inc. (a)	51,666	4,723,306

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
Vipshop Holdings, Ltd., ADR (a)	10,039	$1,897,471

		30,833,253
Internet Software & Services — 4.6%
Akamai Technologies, Inc. (a)	1,889	112,962
Baidu, Inc. — ADR (a)	29,657	6,472,047
Facebook, Inc., Class A (a)	473,761	37,446,070
Google, Inc., Class A (a)	67,789	39,887,726
Google, Inc., Class C (a)	31,201	18,014,209
LinkedIn Corp. (a)	31,981	6,645,332
Yahoo!, Inc. (a)	174,020	7,091,315

		115,669,661
IT Services — 3.2%
Alliance Data Systems Corp. (a)	50,254	12,476,561
Amdocs Ltd.	48,880	2,242,614
Broadridge Financial Solutions, Inc.	57,329	2,386,606
Cognizant Technology Solutions Corp., Class A (a)	122,940	5,504,024
Computer Sciences Corp.	40,305	2,464,651
DST Systems, Inc.	51,300	4,305,096
FleetCor Technologies, Inc. (a)	3,020	429,202
Genpact Ltd. (a)	45,085	735,787
International Business Machines Corp.	10,780	2,046,367
Mastercard, Inc., Class A	313,893	23,202,971
MAXIMUS, Inc.	35,811	1,437,096
Total System Services, Inc.	94,071	2,912,438
Visa, Inc., Class A (b)	59,905	12,781,930
The Western Union Co. (b)	103,380	1,658,215
Xerox Corp.	375,630	4,969,585

		79,553,143
Machinery — 1.0%
Cummins, Inc.	30,910	4,079,502
Dover Corp.	12,410	996,895
Parker Hannifin Corp.	41,510	4,738,367
Pentair PLC	27,224	1,782,900
Stanley Black & Decker, Inc.	22,253	1,975,844
WABCO Holdings, Inc. (a)	124,134	11,289,987

		24,863,495
Marine — 0.1%
Matson, Inc.	72,422	1,812,723
Media — 4.3%
CBS Outdoor Americas, Inc.	121,682	3,643,159
Comcast Corp., Class A	362,718	19,506,974
Comcast Corp., Special Class A	246,030	13,162,605
DIRECTV (a)	120,056	10,387,245
Discovery Communications, Inc., Class C (a)	9,147	341,000
The Interpublic Group of Cos., Inc.	54,400	996,608
Common Stocks	Shares	Value
Media (concluded)
Liberty Global PLC, Class A (a)	153,698	$6,538,313
Lions Gate Entertainment Corp.	112,590	3,712,092
Markit Ltd. (a)	20,213	471,974
Omnicom Group, Inc.	153,823	10,592,252
Time Warner Cable, Inc.	12,097	1,735,798
Time Warner, Inc.	25,719	1,934,326
Time, Inc. (a)	83,488	1,956,124
Twenty-First Century Fox, Inc., Class A	219,471	7,525,661
Viacom, Inc., Class B	196,591	15,125,712
The Walt Disney Co.	109,442	9,743,621

		107,373,464
Metals & Mining — 0.6%
BHP Billiton Ltd.	239,420	7,056,542
Newmont Mining Corp.	121,398	2,798,224
Reliance Steel & Aluminum Co.	23,600	1,614,240
TimkenSteel Corp.	76,194	3,542,259

		15,011,265
Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	423,650	10,366,716
CMS Energy Corp.	321,493	9,535,482
Dominion Resources, Inc.	48,670	3,362,610
Sempra Energy	17,340	1,827,289
Wisconsin Energy Corp.	19,350	832,050

		25,924,147
Multiline Retail — 0.7%
Dollar General Corp. (a)	160,513	9,808,949
Dollar Tree, Inc. (a)	92,735	5,199,651
Family Dollar Stores, Inc.	3,907	301,777
JC Penney Co., Inc. (a)	3	30
Macy’s, Inc.	51,270	2,982,889

		18,293,296
Oil, Gas & Consumable Fuels — 7.7%
Anadarko Petroleum Corp.	114,589	11,623,908
Apache Corp.	128,000	12,015,360
Athlon Energy, Inc. (a)	2,224	129,504
Chevron Corp.	108,290	12,921,163
Cobalt International Energy, Inc. (a)	95,200	1,294,720
Concho Resources, Inc. (a)	22,092	2,770,116
ConocoPhillips	62,520	4,784,030
Devon Energy Corp.	156,818	10,691,851
EnLink Midstream LLC	92,728	3,832,448
EOG Resources, Inc.	3,258	322,607
Exxon Mobil Corp.	89,128	8,382,488
Gulfport Energy Corp. (a)	97,657	5,214,884
Laredo Petroleum, Inc. (a)(b)	56,716	1,271,006
Marathon Oil Corp.	973,529	36,594,955
Marathon Petroleum Corp.	212,630	18,003,382

4	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Active Stock master portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Memorial Resource Development Corp. (a)	37,589	$1,019,038
Occidental Petroleum Corp.	98,110	9,433,277
PBF Energy, Inc.	30,947	742,728
Phillips 66	42,015	3,416,240
Range Resources Corp.	19,522	1,323,787
Rice Energy, Inc. (a)	9,714	258,392
Spectra Energy Corp.	102,090	4,008,053
Suncor Energy, Inc.	347,760	12,571,524
Total SA — ADR	323,890	20,874,710
Valero Energy Corp.	149,100	6,898,857
Whiting Petroleum Corp. (a)	22,851	1,772,095

		192,171,123
Paper & Forest Products — 0.3%
International Paper Co.	148,330	7,081,274
Personal Products — 0.1%
Herbalife Ltd. (b)	3,342	146,213
Nu Skin Enterprises, Inc., Class A	25,647	1,154,884

		1,301,097
Pharmaceuticals — 6.5%
AbbVie, Inc.	222,168	12,832,424
Allergan, Inc.	16,132	2,874,561
Bristol-Myers Squibb Co.	150,690	7,712,314
Catalent, Inc. (a)	25,545	639,391
Hospira, Inc. (a)	137,800	7,169,734
Johnson & Johnson	324,079	34,543,580
Merck & Co., Inc.	403,700	23,931,336
Mylan, Inc. (a)	79,330	3,608,722
Perrigo Co. PLC	25,919	3,892,775
Pfizer, Inc.	1,445,152	42,733,145
Teva Pharmaceutical Industries Ltd. — ADR	233,349	12,542,509
Valeant Pharmaceuticals International, Inc. (a)	65,010	8,529,312

		161,009,803
Professional Services — 0.4%
Manpowergroup, Inc.	125,924	8,827,272
Nielsen Holdings NV	47,000	2,083,510

		10,910,782
Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.	7,964	587,345
American Tower Corp.	34,450	3,225,553
Columbia Property Trust, Inc.	62,769	1,498,296
Crown Castle International Corp.	32,744	2,636,874
DuPont Fabros Technology, Inc.	97,080	2,625,043
Equity Lifestyle Properties, Inc.	74,303	3,147,475
Geo Group, Inc.	41,621	1,590,755
Host Hotels & Resorts, Inc.	266,151	5,677,001
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
PS Business Parks, Inc.	1,526	$116,190
RLJ Lodging Trust	3,411	97,111
Washington Prime Group, Inc.	97,348	1,701,643
Weyerhaeuser Co.	116,480	3,711,053

		26,614,339
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	12,600	1,591,884
Road & Rail — 1.7%
Norfolk Southern Corp.	55,240	6,164,784
Union Pacific Corp.	337,170	36,555,971

		42,720,755
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	615,100	21,417,782
Marvell Technology Group Ltd.	154,344	2,080,557
Micron Technology, Inc. (a)	308,450	10,567,497
NXP Semiconductor NV (a)	114,194	7,814,296
Skyworks Solutions, Inc.	71,281	4,137,862
Teradyne, Inc.	150,300	2,914,317

		48,932,311
Software — 4.3%
ANSYS, Inc. (a)	13,486	1,020,486
Autodesk, Inc. (a)	10,432	574,803
Concur Technologies, Inc. (a)	2,071	262,644
Intuit, Inc.	53,905	4,724,773
Microsoft Corp.	1,458,023	67,593,946
Mobileye NV (a)(b)	1,790	95,926
Oracle Corp.	335,090	12,827,245
Salesforce.com, Inc. (a)	122,181	7,029,073
Symantec Corp.	116,500	2,738,915
Synopsys, Inc. (a)	129,585	5,143,877
VMware, Inc., Class A (a)	42,810	4,017,291

		106,028,979
Specialty Retail — 2.9%
GameStop Corp., Class A	32,448	1,336,858
The Gap, Inc.	28,000	1,167,320
GNC Holdings, Inc., Class A	138,500	5,365,490
The Home Depot, Inc.	343,884	31,547,918
Lowe’s Cos., Inc.	347,543	18,391,975
Ross Stores, Inc.	69,470	5,250,543
Sally Beauty Holdings, Inc. (a)	90,572	2,478,956
Sears Hometown and Outlet Stores, Inc. (a)	27,401	424,715
TJX Cos., Inc.	93,280	5,519,377
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,540	654,662

		72,137,814
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	631,695	63,643,271

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (concluded)
EMC Corp.	255,190	$7,466,859
Hewlett-Packard Co.	193,197	6,852,698
NetApp, Inc.	21,050	904,308
SanDisk Corp.	39,090	3,828,865
Western Digital Corp.	8,621	838,996

		83,534,997
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	177,971	15,875,013
VF Corp.	192,000	12,677,760

		28,552,773
Tobacco — 0.3%
Lorillard, Inc.	56,391	3,378,385
Philip Morris International, Inc.	19,685	1,641,729
Reynolds American, Inc.	38,194	2,253,446

		7,273,560
Trading Companies & Distributors — 0.4%
Air Lease Corp.	188,516	6,126,770
MRC Global, Inc. (a)	33,995	792,763
Veritiv Corp. (a)	14,812	741,489
Watsco, Inc.	14,797	1,275,206

		8,936,228
Water Utilities — 0.1%
American Water Works Co., Inc.	48,010	2,315,522
Wireless Telecommunication Services — 0.2%
Softbank Corp.	24,200	1,690,342
Telephone & Data Systems, Inc.	137,830	3,302,407
United States Cellular Corp. (a)(b)	31,241	1,108,431

		6,101,180
Total Common Stocks — 98.0%		2,447,948,412

Preferred Stocks
Machinery — 0.0%
Stanley Black & Decker, Inc. (a)	2,500	282,975
Software — 0.1%
Palantir Technologies, Inc.	402,138	2,465,106
Total Preferred Stocks — 0.1%		2,748,081
Total Long-Term Investments (Cost — $2,176,517,990) — 98.1%		2,450,696,493

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)(e)	42,493,217	42,493,217
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)(e)	8,311,400	8,311,400

Total Short-Term Securities (Cost — $50,804,617) — 2.0%		50,804,617
Total Investments (Cost — $2,227,322,607*) — 100.1%		2,501,501,110
Liabilities in Excess of Other Assets — (0.1)%		(3,423,003)

Net Assets — 100.0%		$2,498,078,107
* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$2,262,829,401

Gross unrealized appreciation		$294,718,578
Gross unrealized depreciation		(56,046,896)

Net unrealized appreciation		$238,671,682

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

6	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Active Stock Master Portfolio

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	226,864,969	(184,371,752)	42,493,217	40,789
BlackRock Cash Funds: Prime, SL Agency Shares	31,618,522	(23,307,122)	8,311,400	31,188

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations
ADR	American Depositary Receipts
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
S&P	Standard and Poor’s
USD	U.S. Dollar

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
204	S&P 500 E-Mini Index	Chicago Mercantile	December 2014	$20,048,100	$(199,146)

•	Forward foreign currency exchange contracts as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,189,431	JPY	124,841,377	BNP PARIBAS SA	10/22/14	$51,200

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	Active Stock Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment [and derivative financial instrument] and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$7,056,542	—	$7,056,542
Bermuda	$1,413,808	—	—	1,413,808
Canada	22,231,838	—	—	22,231,838
Cayman Islands	124,390	—	—	124,390
China	13,419,308	—	—	13,419,308
France	20,874,710	—	—	20,874,710
Ireland	2,766,378	—	—	2,766,378
Israel	12,638,435	—	—	12,638,435
Japan	—	1,690,342	—	1,690,342
Netherlands	20,744,012	—	—	20,744,012
Panama	3,134,907	—	—	3,134,907
Singapore	3,155,732	—	—	3,155,732
Sweden	4,118,189	—	—	4,118,189
Switzerland	4,862,298	—	—	4,862,298
United Kingdom	20,763,226	7,778,144	—	28,541,370
United States	2,301,176,153	—	—	2,301,176,153
Preferred Stocks	282,975	—	2,465,106	2,748,081
Short-Term Securities	50,804,617	—	—	50,804,617

Total	$2,482,510,976	$16,525,028	$2,465,106	$2,501,501,110

8	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Forward foreign currency exchange contracts	—	$51,200	—	$51,200
Liabilities:
Equity contracts	$(199,146)	—	—	(199,146)

Total	$(199,146)	$51,200	—	$(147,946)

[1]	Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$973,000	—	—	$973,000
Foreign currency at value	2,106	—	—	2,106
Liabilities:
Collateral on securities loaned at value	—	$(8,311,400)	—	(8,311,400)

Total	$975,106	$(8,311,400)	—	$(7,336,294)

There were no transfers between levels during the period ended September 30, 2014.

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2014	9

Schedule of Investments September 30, 2014 (Unaudited)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.1%
AGL Energy Ltd.	12,079	$143,088
ALS Ltd.	7,944	36,555
Alumina Ltd. (a)	52,824	78,241
Amcor Ltd.	26,954	266,984
AMP Ltd.	67,235	320,694
APA Group	15,161	98,633
Asciano Ltd.	19,715	104,216
ASX Ltd.	4,298	134,797
Aurizon Holdings Ltd.	37,735	149,475
AusNet Services (a)	34,747	41,448
Australia & New Zealand Banking Group Ltd.	57,211	1,546,539
Bank of Queensland Ltd.	6,310	64,224
Bendigo and Adelaide Bank Ltd. (b)	9,584	99,962
BHP Billiton Ltd.	65,623	1,934,139
Boral Ltd.	17,729	77,120
Brambles Ltd.	37,057	308,268
Caltex Australia Ltd.	2,174	53,216
CFS Retail Property Trust	47,881	83,593
Coca-Cola Amatil Ltd.	12,087	92,790
Cochlear Ltd.	1,199	72,916
Commonwealth Bank of Australia	33,193	2,185,513
Computershare Ltd.	9,083	96,585
Crown Resorts Ltd.	5,545	66,957
CSL Ltd.	9,721	630,172
Dexus Property Group	114,718	111,384
Federation Centres Ltd.	30,631	69,104
Flight Centre Ltd.	1,384	51,767
Fortescue Metals Group Ltd.	29,097	88,398
Goodman Group	37,909	171,320
GPT Group	35,613	120,606
Harvey Norman Holdings Ltd.	13,921	44,200
Iluka Resources Ltd.	9,454	65,027
Incitec Pivot Ltd.	38,140	90,347
Insurance Australia Group Ltd.	54,992	294,722
Leighton Holdings Ltd.	1,949	32,967
Lend Lease Group	11,396	143,086
Macquarie Group Ltd.	6,091	306,496
Metcash Ltd.	16,089	37,053
Mirvac Group	76,736	115,431
National Australia Bank Ltd.	48,935	1,391,889
Newcrest Mining Ltd. (a)	13,711	126,004
Orica Ltd.	6,296	103,908
Origin Energy Ltd.	25,922	339,011
Qantas Airways Ltd. (a)	22,815	27,715
QBE Insurance Group Ltd.	30,141	306,950
Ramsay Health Care Ltd.	2,776	121,645
REA Group Ltd.	1,087	41,117
Rio Tinto Ltd.	9,476	493,473
Santos Ltd.	22,679	271,256
Scentre Group (a)	117,493	338,052
Seek Ltd.	5,922	83,790
Sonic Healthcare Ltd.	8,197	125,781
Common Stocks	Shares	Value
Australia (concluded)
Stockland	42,587	$147,130
Suncorp Group Ltd.	26,645	327,504
Sydney Airport	20,080	74,970
Tabcorp Holdings Ltd.	17,884	56,554
Tatts Group Ltd.	31,435	86,546
Telstra Corp. Ltd.	94,990	440,733
Toll Holdings Ltd.	15,031	74,142
TPG Telecom Ltd.	4,588	27,482
Transurban Group	40,772	275,276
Treasury Wine Estates Ltd.	11,904	44,005
Wesfarmers Ltd.	23,007	847,850
Westfield Corp.	42,359	276,014
Westpac Banking Corp.	64,174	1,801,587
Woodside Petroleum Ltd.	15,988	567,696
Woolworths Ltd.	27,083	810,975
WorleyParsons Ltd.	4,265	57,136

		20,114,224
Austria — 0.1%
Andritz AG	1,656	88,177
Erste Group Bank AG	5,362	122,431
IMMOFINANZ AG (a)	21,752	61,737
OMV AG	3,672	123,481
Raiffeisen Bank International AG	2,507	54,314
Telekom Austria AG	4,867	43,863
Vienna Insurance Group AG	832	37,481
Voestalpine AG	2,072	81,824

		613,308
Belgium — 0.9%
Ageas	4,146	137,459
Anheuser-Busch InBev NV	17,033	1,888,926
Belgacom SA	3,643	126,837
Colruyt SA	1,229	54,154
Delhaize Group	1,939	134,757
Groupe Bruxelles Lambert SA	1,468	134,468
KBC Groep NV (a)	5,532	293,674
Solvay SA	1,488	228,534
Telenet Group Holding NV (a)	1,113	63,965
UCB SA	2,778	251,725
Umicore SA	1,789	77,999

		3,392,498
Brazil — 2.1%
AES Tiete SA, Preference Shares	3,700	32,575
All - America Latina Logistica SA	7,700	20,007
AMBEV SA	100,500	658,573
B2W Cia Digital (a)	4,600	61,641
Banco Bradesco SA - ADR (a)	12,330	176,305
Banco Bradesco SA, Preference Shares (a)	44,690	636,095
Banco do Brasil SA (a)	21,000	217,057

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil (continued)
Banco do Estado do Rio Grande do Sul, Preference Shares (a)	2,900	$17,416
Banco Santander Brasil SA	17,600	113,822
BB Seguridade Participacoes SA	13,300	174,961
BM&FBovespa SA	34,200	156,347
BR Malls Participacoes SA	6,800	53,700
BR Properties SA	5,100	27,086
Bradespar SA, Preference Shares	5,000	36,605
Braskem SA, Preference A Shares	3,300	21,841
BRF SA (a)	15,200	361,658
CCR SA	15,900	108,999
Centrais Eletricas Brasileiras SA (a)	3,000	8,040
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares (a)	1,600	6,602
CETIP SA - Mercados Organizado (a)	5,107	63,218
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	2,500	109,131
Cia Energetica de Minas Gerais, Preference Shares	13,113	80,304
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	4,000	42,783
Cia Paranaense de Energia, Preference B Shares	1,600	21,793
Cielo SA	14,560	237,933
Companhia de Saneamento Basico do Estado de Sao Paulo (a)	7,000	56,567
Companhia de Saneamento de Minas Gerais - COPASA (a)	1,900	24,063
Companhia Siderurgica Nacional SA	15,900	56,513
Cosan SA Industria e Comercio	1,800	28,930
CPFL Energia SA	3,600	28,106
Cyrela Brazil Realty SA	6,700	33,805
Duratex SA (a)	5,621	20,760
EcoRodovias Infraestrutura e Logistica SA	5,600	27,591
EDP - Energias do Brasil SA	900	3,677
Embraer SA (a)	14,700	145,034
Estacio Participacoes SA	6,100	63,399
Fibria Celulose SA (a)	3,700	40,571
Gerdau SA, Preference Shares	18,200	87,589
Hypermarcas SA (a)	7,700	55,303
Itau Unibanco Holding SA, Preference Shares	58,923	815,330
Itausa - Investimentos Itau SA, Preference Shares	59,576	225,624
JBS SA	12,100	45,232
Klabin SA, Preference Shares	7,000	33,860
Kroton Educacional SA	25,068	157,511
Common Stocks	Shares	Value
Brazil (concluded)
Localiza Rent a Car SA (a)	2,940	$42,628
Lojas Americanas SA	6,000	28,189
Lojas Americanas SA, Preference Shares	12,320	69,911
Lojas Renner SA (a)	2,000	58,078
M Dias Branco SA (a)	400	15,953
Metalurgica Gerdau SA, Preference Shares	7,600	43,935
Multiplan Empreendimentos Imobiliarios SA (a)	1,200	24,571
Natura Cosmeticos SA	3,300	49,856
Odontoprev SA (a)	600	2,182
Oi SA, Preference Shares	107,997	76,771
Petroleo Brasileiro SA (a)	66,700	470,054
Petroleo Brasileiro SA, Preference Shares (a)	90,800	671,054
Porto Seguro SA	4,400	51,069
Qualicorp SA (a)	4,200	41,559
Raia Drogasil SA (a)	4,700	40,208
Souza Cruz SA (a)	6,400	51,509
Sul America SA	1,638	10,185
Suzano Papel e Celulose SA, Preference ‘A’ Shares	4,100	16,482
Telefonica Brasil SA, Preference Shares (a)	5,300	104,799
Tim Participacoes SA	14,140	74,462
Totvs SA	3,300	50,193
Tractebel Energia SA	4,600	64,666
Transmissora Alianca de Energia Eletrica SA	3,300	26,384
Ultrapar Participacoes SA	6,100	129,115
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares (a)	9,600	24,983
Vale SA	30,200	331,272
Vale SA, Preference A Shares	42,500	412,890
Via Varejo SA (a)	2,300	22,937
WEG SA (a)	5,460	63,729

		8,463,581
Canada — 7.2%
Agnico Eagle Mines Ltd.	4,126	119,328
Agrium, Inc.	3,264	290,159
Alimentation Couche Tard, Inc., Class B	8,132	260,018
AltaGas Ltd.	2,231	94,204
ARC Resources Ltd.	6,241	164,670
Atco Ltd. Class I	1,525	61,820
Athabasca Oil Corp. (a)	7,527	38,511
Bank of Montreal	13,951	1,026,815
Bank of Nova Scotia	25,957	1,605,466
Barrick Gold Corp.	21,895	321,988
Baytex Energy Corp.	3,258	123,199

2	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (continued)
BCE, Inc.	5,634	$240,915
BlackBerry Ltd. (a)(b)	8,297	82,678
Bombardier, Inc., Class B	30,594	102,986
Brookfield Asset Management Inc., Class A	12,013	539,322
CAE, Inc.	5,726	69,431
Cameco Corp.	7,321	129,169
Canadian Imperial Bank of Commerce	8,695	780,955
Canadian National Railway Co.	17,680	1,255,178
Canadian Natural Resources Ltd.	23,735	922,104
Canadian Oil Sands Ltd.	9,245	170,545
Canadian Pacific Railway Ltd.	3,836	796,109
Canadian Tire Corp. Ltd., Class A	1,964	201,232
Canadian Utilities Ltd., Class A	2,455	85,754
Catamaran Corp. (a)	3,831	161,354
Cenovus Energy, Inc.	14,386	387,027
CGI Group, Inc., Class A (a)	4,717	159,375
CI Financial Corp.	3,439	103,697
Crescent Point Energy Corp.	7,869	283,999
Dollarama, Inc.	1,160	98,397
Eldorado Gold Corp.	11,948	80,546
Empire Co. Ltd., Class A	1,275	88,674
Enbridge, Inc.	18,181	870,292
Encana Corp.	14,651	311,086
Enerplus Corp.	4,790	90,929
Fairfax Financial Holdings Ltd.	496	222,231
Finning International, Inc.	3,927	110,768
First Capital Realty, Inc.	2,654	41,495
First Quantum Minerals Ltd.	11,268	217,523
Fortis, Inc.	3,315	102,474
Franco-Nevada Corp.	3,923	192,551
George Weston Ltd.	1,504	118,526
Gildan Activewear, Inc.	2,026	110,838
Goldcorp, Inc.	16,172	372,839
Great-West Lifeco, Inc.	5,606	161,230
H&R Real Estate Investment Trust	2,945	57,483
Husky Energy, Inc.	6,835	187,605
IGM Financial, Inc.	1,977	85,262
Imperial Oil Ltd.	6,979	329,710
Industrial Alliance Insurance & Financial Services, Inc.	2,346	97,133
Intact Financial Corp.	2,376	153,832
Inter Pipeline Ltd.	5,916	192,015
Keyera Corp.	2,151	173,298
Kinross Gold Corp. (a)	25,843	85,840
Loblaw Cos. Ltd.	5,493	274,908
Magna International, Inc.	4,661	442,399
Manulife Financial Corp.	36,501	702,024
MEG Energy Corp. (a)	3,405	104,526
Methanex Corp.	1,766	117,886
Metro, Inc.	1,593	106,537
National Bank of Canada	7,647	348,432
Common Stocks	Shares	Value
Canada (concluded)
New Gold, Inc. (a)	12,456	$63,062
Onex Corp.	1,707	95,048
Open Text Corp.	2,099	116,106
Pembina Pipeline Corp.	6,784	285,789
Pengrowth Energy Corp.	11,890	62,319
Penn West Petroleum Ltd.	8,639	58,547
Peyto Exploration & Development Corp.	3,329	105,047
Potash Corp. of Saskatchewan, Inc.	16,682	577,640
Power Corp. of Canada	7,775	215,766
Power Financial Corp.	4,535	138,729
RioCan Real Estate Investment Trust	3,112	71,329
Rogers Communications, Inc., Class B	6,817	255,162
Royal Bank of Canada	30,553	2,183,819
Saputo, Inc.	6,426	179,764
Shaw Communications, Inc., Class B	7,271	178,213
Silver Wheaton Corp.	7,615	151,899
SNC-Lavalin Group, Inc.	2,790	128,471
Sun Life Financial, Inc.	12,102	438,717
Suncor Energy, Inc.	29,293	1,060,088
Talisman Energy, Inc.	19,458	168,354
Teck Resources Ltd., Class B	10,196	193,096
TELUS Corp.	3,742	127,769
Thomson Reuters Corp.	7,057	257,088
Tim Hortons, Inc.	3,132	246,628
The Toronto-Dominion Bank	39,132	1,931,181
Tourmaline Oil Corp. (a)	3,101	137,419
TransAlta Corp.	5,518	57,893
TransCanada Corp.	15,481	797,307
Turquoise Hill Resources Ltd. (a)(b)	14,761	55,488
Valeant Pharmaceuticals International, Inc. (a)	6,930	908,056
Vermilion Energy, Inc.	1,797	109,397
Yamana Gold, Inc.	16,621	99,731

		28,682,219
Chile — 0.3%
AES Gener SA	90,837	48,175
Aguas Andinas SA, Class A	76,400	44,216
Banco de Chile	177,577	21,895
Banco de Credito e Inversiones	721	40,687
Banco Santander Chile SA	813,523	45,385
CAP SA	2,694	28,548
Cencosud SA	24,684	72,703
Colbun SA	166,420	42,735
Companhia Cervecerias Unidas SA	4,404	48,482
CorpBanca	2,375,874	30,346

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chile (concluded)
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	$29,876
Empresa Nacional de Electricidad SA	56,719	83,137
Empresa Nacional de Telecomunicaciones SA	2,032	23,049
Empresas CMPC SA	36,023	85,094
Empresas COPEC SA	7,756	94,823
Enersis SA	308,219	97,840
Latam Airlines Group SA (a)	7,853	90,069
SACI Falabella	15,391	116,133
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	1,850	48,022
Vina Concha y Toro SA	26,443	51,819
		1,143,034
China — 3.0%
AAC Technologies Holdings, Inc. (b)	16,500	95,604
Agile Property Holdings Ltd.	32,000	19,648
Agricultural Bank of China Ltd., Class H	397,000	175,711
Air China Ltd., Class H	62,000	39,186
Aluminum Corp. of China Ltd., Class H (a)	64,000	26,038
Anhui Conch Cement Co., Ltd., Class H (b)	21,000	67,017
Anta Sports Products Ltd.	13,000	26,417
AviChina Industry & Technology Co. Ltd., Class H	28,000	19,993
Bank of China Ltd., Class H	1,641,000	735,142
Bank of Communications Co. Ltd., Class H	145,700	101,500
BBMG Corp., Class H	39,500	27,352
Beijing Capital International Airport Co. Ltd., Class H	28,000	21,352
Beijing Enterprises Holdings Ltd.	9,000	77,216
Biostime International Holdings Ltd.	5,000	15,531
Brilliance China Automotive Holdings Ltd.	60,000	104,780
Byd Co. Ltd., Class H	18,500	122,471
China BlueChemical Ltd., Class H	24,000	10,416
China Cinda Asset Management Co., Ltd. (a)	93,000	40,884
China Citic Bank Corp. Ltd., Class H	179,000	108,446
China Coal Energy Co. Ltd., Class H (b)	107,000	62,467
China Communications Construction Co. Ltd., Class H	90,000	64,947
China Communications Services Corp. Ltd., Class H	44,000	20,452
Common Stocks	Shares	Value
China (continued)
China Construction Bank Corp., Class H	1,555,000	$1,087,478
China COSCO Holdings Co. Ltd., Class H (a)	33,500	13,890
China Everbright Bank Co., Ltd.	58,000	27,077
China Huishan Dairy Holdings Co., Ltd. (b)	107,000	23,626
China International Marine Containers Group Co. Ltd., Class H	12,000	24,713
China Life Insurance Co. Ltd., Class H	163,000	453,071
China Longyuan Power Group Corp., Class H	47,000	45,933
China Merchants Bank Co. Ltd., Class H	81,578	139,271
China Minsheng Banking Corp. Ltd., Class H	110,400	101,004
China National Building Material Co. Ltd., Class H	48,000	43,502
China Oilfield Services Ltd., Class H	38,000	100,119
China Pacific Insurance Group Co. Ltd., Class H	46,400	163,036
China Petroleum & Chemical Corp. Class H	534,400	467,409
China Railway Construction Corp. Ltd., Class H	41,000	37,207
China Railway Group Ltd., Class H	90,000	47,661
China Shenhua Energy Co. Ltd., Class H	66,000	183,718
China Shipping Container Lines Co. Ltd., Class H (a)	122,000	32,778
China Telecom Corp. Ltd., Class H	272,000	166,732
China Vanke Co., Ltd. (a)	30,600	53,801
Chongqing Changan Automobile Co., Ltd.	21,400	45,970
Chongqing Rural Commercial Bank, Class H	79,000	35,772
CITIC Securities Co. Ltd., Class H	19,500	44,921
CNOOC Ltd.	381,000	657,061
Country Garden Holdings Co. Ltd.	77,129	29,091
CSR Corp. Ltd., Class H	29,000	25,493
Datang International Power Generation Co. Ltd., Class H	20,000	10,411
Dongfeng Motor Group Co. Ltd., Class H	42,000	68,865
Evergrande Real Estate Group Ltd. (b)	93,000	34,936
Fosun International Ltd.	39,500	47,413
GCL-Poly Energy Holdings Ltd. (a)(b)	193,000	70,744
Golden Eagle Retail Group Ltd.	22,000	25,583

4	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (continued)
Great Wall Motor Co. Ltd., Class H	23,500	$91,073
Guangzhou Automobile Group Co. Ltd., Class H	52,000	50,242
Guangzhou R&F Properties Co. Ltd., Class H (a)	13,200	13,325
Haitian International Holdings Ltd.	8,000	18,145
Haitong Securities Co. Ltd., Class H	28,000	43,152
Hengan International Group Co., Ltd.	13,500	132,810
Huaneng Power International, Inc., Class H	66,000	71,972
Industrial & Commercial Bank of China Ltd., Class H	1,593,000	995,636
Inner Mongolia Yitai Coal Co., Class B	25,300	43,099
Intime Retail Group Co. Ltd.	37,000	31,498
Jiangsu Expressway Co. Ltd., Class H	26,000	27,451
Jiangxi Copper Co. Ltd., Class H	36,000	59,213
Kingsoft Corp. Ltd. (b)	11,000	26,055
Lenovo Group Ltd.	154,000	229,382
Longfor Properties Co. Ltd.	30,000	34,276
New China Life Insurance Co. Ltd., Class H	20,900	72,815
People’s Insurance Co. Group of China Ltd., Class H	123,000	50,142
PetroChina Co. Ltd., Class H	454,000	581,871
PICC Property & Casualty Co. Ltd., Class H	74,800	132,683
Ping An Insurance Group Co. of China Ltd., Class H	39,000	292,614
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	44,000	43,403
Shanghai Electric Group Co. Ltd., Class H	104,000	55,300
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	7,000	22,525
Shanghai Industrial Holdings Ltd.	15,000	44,412
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	19,100	46,687
Shenzhou International Group Holdings Ltd.	12,000	38,581
Shui On Land Ltd.	76,666	17,182
Sihuan Pharmaceutical Holdings Group Ltd.	70,000	52,429
Sino-Ocean Land Holdings Ltd.	55,000	28,923
Sinopec Engineering Group Co. Ltd.	13,500	14,544
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	40,635
Sinopharm Group Co. Ltd., Class H	24,400	89,150
SOHO China Ltd.	30,500	22,062
Common Stocks	Shares	Value
China (concluded)
Tencent Holdings Ltd.	109,300	$1,626,542
Tingyi Cayman Islands Holding Corp.	36,000	94,574
Tsingtao Brewery Co. Ltd., Class H	4,000	28,440
Uni-President China Holdings Ltd.	45,600	45,680
Want Want China Holdings Ltd.	102,000	127,361
Weichai Power Co. Ltd., Class H	12,200	44,096
Yanzhou Coal Mining Co. Ltd., Class H	36,000	29,496
Zhejiang Expressway Co. Ltd., Class H	28,000	28,452
Zhongsheng Group Holdings Ltd.	17,500	18,753
Zhuzhou CSR Times Electric Co. Ltd., Class H	6,500	25,101
Zijin Mining Group Co. Ltd., Class H	138,000	33,572
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	45,400	26,479
ZTE Corp., Class H	12,000	26,616

		11,959,305
Colombia — 0.2%
Almacenes Exito SA	3,923	57,423
Banco Davivienda SA, Preference Shares	3,212	46,254
Bancolombia SA	7,228	102,300
Cementos Argos SA	7,200	38,402
Cemex Latam Holdings SA (a)	2,717	24,153
Corp. Financiera Colombiana SA	1,406	27,774
Ecopetrol SA	79,087	123,612
Grupo Argos SA	6,618	74,189
Grupo Argos SA, Preference Shares	2,637	29,301
Grupo Aval Acciones y Valores	125,734	86,308
Grupo de Inversiones Suramericana SA	6,592	132,298
Grupo de Inversiones Suramericana SA, Preference Shares	803	16,061
Interconexion Electrica SA	6,953	31,796
Isagen SA ESP	27,340	37,130
Pacific Rubiales Energy Corp.	5,727	96,035

		923,036
Czech Republic — 0.1%
CEZ AS	3,592	109,208
Komercni Banka AS	352	83,732
Telefonica O2 Czech Republic (b)	1,500	21,578

		214,518
Denmark — 1.1%
A.P. Moeller - Maersk A/S, Class A	60	138,405
A.P. Moeller - Maersk A/S, Class B	152	360,066

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Carlsberg A/S, Class B	2,388	$212,086
Coloplast A/S, Class B	2,417	202,131
Danske Bank A/S	14,395	390,217
DSV A/S	3,700	104,041
Novo Nordisk A/S, Class B	41,367	1,969,558
Novozymes A/S, Class B	5,337	230,964
Pandora A/S	2,242	175,050
TDC A/S	18,268	138,395
Tryg A/S	559	57,995
Vestas Wind Systems A/S (a)	4,357	169,871
William Demant Holding A/S (a)	641	49,173

		4,197,952
Egypt — 0.0%
Commercial International Bank	13,819	98,323
Orascom Telecom Holding SAE (a)	69,057	48,778
Talaat Moustafa Group	21,412	34,294
Telecom Egypt	12,924	24,765

		206,160
Finland — 0.6%
Elisa OYJ	2,767	73,304
Fortum OYJ	9,978	243,285
Kone OYJ, Class B (b)	6,668	266,957
Metso OYJ	2,362	83,682
Neste Oil OYJ	2,399	49,392
Nokia OYJ	80,949	687,346
Nokian Renkaat OYJ (b)	1,921	57,641
Orion OYJ, Class B	1,849	72,197
Sampo OYJ, Class A	10,095	488,109
Stora Enso OYJ, Class R	11,684	96,939
UPM-Kymmene OYJ	10,077	143,249
Wartsila OYJ	2,815	125,436

		2,387,537
France — 6.7%
Accor SA	4,425	195,976
Aeroports de Paris	499	59,751
Air Liquide SA	7,071	862,102
Airbus Group NV	12,777	803,168
Alcatel-Lucent (a)	68,523	211,346
Alstom SA (a)	4,036	138,399
ArcelorMittal (b)	22,421	306,768
Arkema	990	66,340
AtoS	1,288	93,272
AXA SA	38,201	940,988
BNP Paribas SA	21,927	1,455,255
Bollore SA	100	56,709
Bouygues SA	5,166	167,040
Bureau Veritas SA	4,244	93,797
Cap Gemini SA	3,543	254,081
Carrefour SA	13,791	425,928
Casino Guichard-Perrachon SA	1,031	110,921
Common Stocks	Shares	Value
France (continued)
Christian Dior SA	1,103	$184,779
Cie Generale des Etablissements Michelin	3,809	358,773
CNP Assurances	3,183	59,915
Compagnie de Saint-Gobain	9,282	424,109
Credit Agricole SA	21,742	327,729
Danone SA	12,479	835,668
Dassault Systemes SA	2,368	152,118
Edenred	4,531	111,649
EDF	4,799	157,440
Essilor International SA	4,599	504,362
Eurazeo	609	43,795
Eutelsat Communications SA	2,312	74,655
Fonciere Des Regions	673	60,650
GDF Suez	30,248	758,634
Gecina SA	595	78,021
Groupe Eurotunnel SA, Registered Shares	9,462	115,583
ICADE	419	35,381
Iliad SA	723	152,517
Imerys SA	704	51,897
JCDecaux SA	1,720	54,301
Kering	1,683	339,326
Klepierre	2,526	110,493
L’Oreal SA	5,222	828,182
Lafarge SA	3,622	260,662
Lagardere SCA	1,551	41,505
Legrand SA	6,265	325,552
LVMH Moet Hennessy Louis Vuitton SA	5,766	936,296
Natixis	15,829	108,903
Orange SA	40,018	597,173
Pernod Ricard SA	4,761	538,854
Peugeot SA (a)	7,577	96,953
Publicis Groupe SA	4,335	297,071
Remy Cointreau SA	373	26,854
Renault SA	4,456	322,346
Rexel SA	5,032	93,972
Safran SA	5,442	352,825
Sanofi	24,582	2,779,502
Schneider Electric SE (a)	10,366	795,305
SCOR SE	3,445	107,597
SES SA	7,076	244,660
Societe BIC SA	705	90,879
Societe Generale SA	14,789	754,356
Sodexo	1,766	172,753
Suez Environnement Co.	4,269	72,208
Technip SA	2,000	167,772
Thales SA	1,757	93,512
Total SA	44,319	2,869,837
Unibail-Rodamco SE	1,950	501,458
Valeo SA	1,307	145,227
Vallourec SA	1,896	87,254

6	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Veolia Environnement SA	7,765	$136,921
Vinci SA	10,079	584,893
Vivendi SA (a)	25,195	608,404
Wendel SA	453	51,338
Zodiac Aerospace	3,402	108,485

		26,433,145
Germany — 5.9%
Adidas AG	4,655	347,335
Allianz SE, Registered Shares	9,377	1,513,747
Axel Springer AG	598	32,831
BASF SE	18,962	1,729,663
Bayer AG, Registered Shares	16,952	2,358,673
Bayerische Motoren Werke AG	6,997	747,800
Bayerische Motoren Werke AG, Preference Shares	1,166	94,572
Beiersdorf AG	2,553	212,414
Brenntag AG	2,751	134,646
Celesio AG	1,037	34,430
Commerzbank AG (a)	20,722	307,704
Continental AG	2,359	446,859
Daimler AG, Registered Shares	19,880	1,518,175
Deutsche Bank AG, Registered Shares	28,867	1,007,964
Deutsche Boerse AG	4,431	297,545
Deutsche Lufthansa AG, Registered Shares	4,092	64,254
Deutsche Post AG, Registered Shares	20,770	662,045
Deutsche Telekom AG, Registered Shares	67,390	1,020,053
Deutsche Wohnen AG	6,334	134,903
E.ON SE	41,758	762,571
Fraport AG Frankfurt Airport Services Worldwide	748	49,047
Fresenius Medical Care AG & Co. KGaA	4,832	336,575
Fresenius SE & Co. KGaA	8,258	407,689
GEA Group AG	3,203	139,150
Hannover Rueck SE	1,069	86,279
HeidelbergCement AG	3,509	230,965
Henkel AG & Co. KGaA	2,218	206,837
Henkel AG & Co. KGaA, Preference Shares	3,739	372,227
Hochtief AG	398	27,315
Hugo Boss AG	575	71,682
Infineon Technologies AG	27,024	278,157
K+S AG, Registered Shares	3,556	100,313
Kabel Deutschland Holding AG (a)	534	72,438
Lanxess AG	1,770	97,707
Linde AG	3,939	753,962
MAN SE	1,072	120,637
Merck KGaA	2,941	270,324
Common Stocks	Shares	Value
Germany (concluded)
Metro AG (a)	3,328	$109,143
Muenchener Rueckversicherungs AG, Registered Shares	3,492	688,858
Osram Licht AG (a)	1,813	67,266
Porsche Automobil Holding SE, Preference Shares	2,876	229,427
ProSiebenSat.1 Media AG, Registered Shares	4,120	163,339
RWE AG	10,648	414,426
SAP AG	18,865	1,361,481
Siemens AG, Registered Shares	16,229	1,931,122
Sky Deutschland AG (a)	7,985	67,497
Telefonica Deutschland Holding AG (a)	14,160	73,849
ThyssenKrupp AG (a)	10,865	283,659
United Internet AG, Registered Shares	2,326	98,758
Volkswagen AG	435	89,880
Volkswagen AG, Preference Shares	3,294	680,238

		23,308,431
Greece — 0.1%
Alpha Bank AE (a)	74,439	57,709
Eurobank Ergasias SA (a)	225,111	88,750
FF Group (a)	440	16,367
Hellenic Telecommunications Organization SA (a)	5,639	74,041
JUMBO SA (a)	1,999	25,282
National Bank of Greece SA (a)	28,873	84,455
OPAP SA	3,936	51,615
Piraeus Bank SA (a)	41,325	69,949
Public Power Corp. SA (a)	2,220	26,352
Titan Cement Co. SA	990	24,793

		519,313
Hong Kong — 2.9%
AIA Group Ltd.	250,400	1,292,250
ASM Pacific Technology Ltd.	6,300	62,352
Bank of East Asia Ltd.	26,000	105,149
Beijing Enterprises Water Group Ltd. (a)	92,000	62,216
Belle International Holdings Ltd.	80,000	89,958
BOC Hong Kong Holdings Ltd.	81,000	257,855
Cathay Pacific Airways Ltd.	32,000	58,793
Cheung Kong Holdings Ltd.	29,000	477,048
Cheung Kong Infrastructure Holdings Ltd.	11,000	77,089
China Agri-Industries Holdings Ltd. (a)	43,100	16,352
China Everbright International Ltd.	46,000	60,824
China Everbright Ltd.	30,000	56,106
China Gas Holdings Ltd.	40,000	66,378

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (continued)
China Mengniu Dairy Co., Ltd.	26,000	$106,993
China Merchants Holdings International Co., Ltd.	24,000	74,125
China Mobile Ltd.	130,000	1,521,324
China Overseas Land & Investment Ltd.	98,000	251,502
China Resources Cement Holdings Ltd.	26,000	17,787
China Resources Enterprise Ltd.	26,000	61,545
China Resources Gas Group Ltd.	16,000	43,294
China Resources Land Ltd.	38,000	78,168
China Resources Power Holdings Co., Ltd.	34,000	91,608
China State Construction International Holdings Ltd.	44,000	65,412
China Taiping Insurance Holdings Co. Ltd. (a)	23,200	50,305
China Unicom Hong Kong Ltd.	84,000	125,979
Citic 21CN Co., Ltd. (a)	38,000	23,092
CITIC Ltd. (b)	56,000	93,468
CLP Holdings Ltd.	37,500	301,225
COSCO Pacific Ltd.	36,000	47,747
CSPC Pharmaceutical Group Ltd.	38,000	31,512
ENN Energy Holdings Ltd.	16,000	104,682
Far East Horizon Ltd.	21,000	18,797
First Pacific Co. Ltd.	62,000	64,310
Franshion Properties China Ltd.	130,000	31,618
Galaxy Entertainment Group Ltd.	47,000	272,883
Geely Automobile Holdings Ltd.	80,000	33,458
GOME Electrical Appliances Holding Ltd.	266,000	43,055
Guangdong Investment Ltd.	56,000	65,464
Haier Electronics Group Co., Ltd.	16,000	41,960
Hanergy Solar Group Ltd. (b)	186,000	34,255
Hang Lung Properties Ltd.	52,000	147,805
Hang Seng Bank Ltd.	15,300	245,518
Henderson Land Development Co. Ltd.	20,500	132,714
HKT Trust and HKT Ltd.	64,900	78,400
Hong Kong & China Gas Co. Ltd.	120,846	262,085
Hong Kong Exchanges & Clearing Ltd.	20,800	447,694
Hutchison Whampoa Ltd.	47,000	568,164
Hysan Development Co. Ltd.	13,000	59,982
Kerry Properties Ltd.	16,500	55,316
Kingboard Chemical Holdings Ltd.	18,200	36,183
Kunlun Energy Co. Ltd.	66,000	95,241
Lee & Man Paper Manufacturing Ltd.	34,000	17,274
Li & Fung Ltd.	108,000	122,676
The Link REIT	46,000	265,449
MGM China Holdings Ltd.	13,600	39,190
MTR Corp.	25,500	99,994
Common Stocks	Shares	Value
Hong Kong (concluded)
New World China Land Ltd.	36,000	$20,400
New World Development Co. Ltd.	100,666	117,270
Nine Dragons Paper Holdings Ltd.	29,000	20,842
NWS Holdings Ltd.	52,186	92,815
PCCW Ltd.	84,000	52,792
Poly Property Group Co. Ltd.	74,000	28,420
Power Assets Holdings Ltd.	26,000	229,807
Sands China Ltd.	57,200	298,401
Shangri-La Asia Ltd.	32,000	47,292
Shimao Property Holdings Ltd. (a)	27,500	55,551
Sino Biopharmaceutical Ltd.	48,000	47,769
Sino Land Co., Ltd.	66,800	102,971
SJM Holdings Ltd.	34,000	64,732
Sun Art Retail Group Ltd.	47,500	53,710
Sun Hung Kai Properties Ltd.	36,000	510,809
Swire Pacific Ltd., Class A	14,000	180,214
Swire Properties Ltd.	25,400	79,140
Techtronic Industries Co.	23,500	67,765
Wharf Holdings Ltd.	29,000	205,979
Wheelock & Co. Ltd.	22,000	104,942
Wynn Macau Ltd.	27,200	86,685
Yingde Gases	16,500	15,653
Yue Yuen Industrial Holdings Ltd.	19,000	57,398
Yuexiu Property Co., Ltd.	80,000	14,189

		11,607,169
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	997	48,830
OTP Bank PLC	4,840	81,957
Richter Gedeon Nyrt	3,173	49,558

		180,345
Indonesia — 0.5%
Adaro Energy Tbk PT	230,400	22,179
Astra Agro Lestari Tbk PT	11,500	21,688
Astra International Tbk PT	471,600	272,499
Bank Central Asia Tbk PT	227,500	244,154
Bank Danamon Indonesia Tbk PT	186,600	59,746
Bank Mandiri Persero Tbk PT	162,700	134,555
Bank Negara Indonesia Persero Tbk PT	147,300	66,562
Bank Rakyat Indonesia Persero Tbk PT	214,300	183,198
Bumi Serpong Damai Tbk PT	111,800	14,162
Charoen Pokphand Indonesia Tbk PT	116,500	40,585
Global Mediacom Tbk PT	137,600	21,947
Gudang Garam Tbk PT	9,800	45,456
Indo Tambangraya Megah Tbk PT	4,400	9,360
Indocement Tunggal Prakarsa Tbk PT	20,500	36,345
Indofood CBP Sukses Makmur Tbk PT	18,900	17,594

8	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Indonesia (concluded)
Indofood Sukses Makmur Tbk PT	92,700	$53,146
Jasa Marga Persero Tbk PT	71,000	37,673
Kalbe Farma Tbk PT	457,700	63,730
Lippo Karawaci Tbk PT	416,900	32,176
Matahari Department Store Tbk PT	29,500	39,297
Media Nusantara Citra Tbk PT	60,162	15,770
Perusahaan Gas Negara Persero Tbk PT	200,400	98,432
Semen Indonesia Persero Tbk PT	65,500	82,754
Surya Citra Media Tbk PT	84,000	26,427
Tambang Batubara Bukit Asam Persero Tbk PT	29,500	31,868
Telekomunikasi Indonesia Persero Tbk PT	1,005,300	240,822
Tower Bersama Infrastructure Tbk PT	38,000	24,989
Unilever Indonesia Tbk PT	35,200	91,522
United Tractors Tbk PT	33,700	55,034
XL Axiata Tbk PT	82,000	41,724

		2,125,394
Ireland — 0.6%
Bank of Ireland (a)	455,112	177,946
CRH PLC	15,617	354,670
Experian PLC	23,064	366,500
James Hardie Industries SE	8,317	87,018
Kerry Group PLC, Class A	3,375	237,953
Shire PLC	12,140	1,047,462

		2,271,549
Israel — 0.4%
Bank Hapoalim BM	21,975	123,907
Bank Leumi Le-Israel BM (a)	27,194	110,142
Bezeq The Israeli Telecommunication Corp. Ltd.	38,878	67,115
Delek Group Ltd.	69	26,117
Israel Chemicals Ltd.	6,662	47,859
The Israel Corp. Ltd. (a)	40	22,484
Mizrahi Tefahot Bank Ltd. (a)	2,669	31,907
NICE Systems Ltd.	1,406	57,400
Teva Pharmaceutical Industries Ltd.	17,711	953,211

		1,440,142
Italy — 1.7%
Assicurazioni Generali SpA	23,214	486,731
Atlantia SpA	7,660	188,174
Banca Monte dei Paschi di Siena SpA (a)	85,851	112,383
Banco Popolare SC (a)	6,758	98,420
Enel Green Power SpA	31,587	80,624
Enel SpA	144,304	763,386
Common Stocks	Shares	Value
Italy (concluded)
Eni SpA	52,754	$1,251,654
Exor SpA	1,710	66,107
Fiat SpA (a)	17,631	169,924
Finmeccanica SpA (a)	8,568	82,913
Intesa Sanpaolo SpA	265,852	798,576
Luxottica Group SpA	3,117	162,016
Mediobanca SpA (a)	12,402	105,961
Pirelli & C SpA	5,532	76,282
Prysmian SpA	4,243	78,508
Saipem SpA (a)	5,047	107,030
Snam SpA	49,168	271,497
Telecom Italia SpA (a)	222,067	253,996
Telecom Italia SpA, Non-Convertible Savings Shares	139,244	123,081
Tenaris SA	8,848	201,908
Terna - Rete Elettrica Nazionale SpA	27,592	138,501
UniCredit SpA	93,986	738,344
Unione di Banche Italiane SCpA	17,444	145,796
UnipolSai SpA	18,299	51,513

		6,553,325
Japan — 14.2%
ABC-Mart, Inc.	300	15,322
Acom Co. Ltd. (a)	5,700	19,068
Advantest Corp. (b)	3,600	46,477
Aeon Co. Ltd.	11,200	111,591
AEON Financial Service Co. Ltd.	1,700	36,379
Aeon Mall Co. Ltd.	2,190	41,836
Air Water, Inc.	4,000	59,583
Aisin Seiki Co. Ltd.	3,900	140,768
Ajinomoto Co., Inc.	14,000	232,820
Alfresa Holdings Corp.	4,000	57,584
Amada Co. Ltd.	8,000	76,272
ANA Holdings, Inc.	26,000	60,438
Aozora Bank Ltd.	21,000	71,010
Asahi Glass Co. Ltd. (b)	19,000	103,071
Asahi Group Holdings Ltd.	7,500	216,946
Asahi Kasei Corp.	30,000	243,970
Asics Corp.	3,400	76,683
Astellas Pharma, Inc.	44,700	665,743
The Bank of Kyoto Ltd.	8,000	66,478
The Bank of Yokohama Ltd.	20,000	109,977
Benesse Holdings, Inc.	1,100	36,089
Bridgestone Corp.	14,200	469,664
Brother Industries Ltd.	4,700	86,857
Calbee, Inc.	1,300	42,489
Canon, Inc.	24,300	790,623
Casio Computer Co. Ltd.	4,200	70,187
Central Japan Railway Co.	3,100	418,155
The Chiba Bank Ltd.	12,000	83,477
Chiyoda Corp.	4,000	44,234
Chubu Electric Power Co., Inc. (a)	11,400	130,877

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Chugai Pharmaceutical Co. Ltd.	4,200	$121,572
The Chugoku Bank Ltd.	4,000	58,747
The Chugoku Electric Power Co., Inc.	5,100	65,400
Citizen Holdings Co. Ltd.	4,900	32,176
Credit Saison Co. Ltd.	2,400	46,247
Dai Nippon Printing Co. Ltd. (b)	12,000	120,411
The Dai-ichi Life Insurance Co. Ltd.	23,700	352,056
Daicel Corp.	7,000	75,756
Daido Steel Co. Ltd.	3,000	11,958
Daihatsu Motor Co. Ltd. (b)	3,900	61,887
Daiichi Sankyo Co. Ltd.	15,600	245,139
Daikin Industries Ltd.	5,300	328,775
Daito Trust Construction Co. Ltd.	1,300	153,728
Daiwa House Industry Co. Ltd.	13,800	247,916
Daiwa Securities Group, Inc.	37,000	293,435
Dena Co. Ltd. (b)	2,700	34,326
Denso Corp.	10,500	484,431
Dentsu, Inc.	4,200	159,979
Don Quijote Co. Ltd.	1,000	57,387
East Japan Railway Co.	7,100	531,809
Eisai Co. Ltd.	6,100	246,734
Electric Power Development Co. Ltd.	2,500	81,688
FamilyMart Co. Ltd.	1,400	53,429
FANUC Corp.	4,000	723,411
Fast Retailing Co. Ltd.	1,200	402,110
Fuji Electric Co. Ltd.	13,000	62,919
Fuji Heavy Industries Ltd.	13,000	430,647
FUJIFILM Holdings Corp.	9,800	301,126
Fujitsu Ltd.	42,000	258,492
Fukuoka Financial Group, Inc.	11,000	52,472
Gree, Inc. (b)	2,300	15,683
GungHo Online Entertainment, Inc. (b)	8,800	41,895
The Gunma Bank Ltd.	8,000	46,116
The Hachijuni Bank Ltd.	10,000	60,097
Hakuhodo DY Holdings, Inc.	5,800	58,715
Hamamatsu Photonics KK	1,200	57,018
Hankyu Hanshin Holdings, Inc.	25,000	145,576
Hikari Tsushin, Inc.	400	28,436
Hino Motors Ltd.	5,300	74,164
Hirose Electric Co. Ltd.	700	86,423
The Hiroshima Bank Ltd.	12,000	58,967
Hisamitsu Pharmaceutical Co., Inc. (b)	1,100	39,503
Hitachi Chemical Co. Ltd.	1,600	28,419
Hitachi Construction Machinery Co. Ltd.	1,800	36,238
Hitachi High-Technologies Corp.	1,600	46,012
Hitachi Ltd.	104,000	794,563
Hitachi Metals Ltd.	4,000	72,098
Hokuhoku Financial Group, Inc.	29,000	56,846
Common Stocks	Shares	Value
Japan (continued)
Hokuriku Electric Power Co.	4,500	$59,116
Honda Motor Co. Ltd.	34,900	1,197,413
Hoya Corp.	10,100	339,161
Hulic Co. Ltd.	4,100	43,426
Ibiden Co. Ltd.	2,300	44,832
Idemitsu Kosan Co. Ltd.	2,400	50,976
IHI Corp.	28,000	145,106
Iida Group Holdings Co. Ltd.	2,500	30,579
Inpex Corp.	17,400	246,002
Isetan Mitsukoshi Holdings Ltd.	6,800	88,499
Isuzu Motors Ltd.	11,500	162,638
ITOCHU Corp.	31,800	388,373
Itochu Techno-Solutions Corp.	300	12,610
The Iyo Bank Ltd.	2,400	24,296
J. Front Retailing Co. Ltd.	5,000	65,412
Japan Airlines Co. Ltd.	2,800	76,616
Japan Display, Inc. (a)	4,900	23,617
Japan Exchange Group, Inc.	5,300	125,803
Japan Prime Realty Investment Corp.	12	43,226
Japan Real Estate Investment Corp.	26	133,726
Japan Retail Fund Investment Corp.	45	90,707
Japan Tobacco, Inc. (b)	22,900	744,145
JFE Holdings, Inc.	10,700	213,748
JGC Corp.	4,000	109,286
The Joyo Bank Ltd.	14,000	68,908
JSR Corp.	3,900	68,062
JTEKT Corp.	4,500	75,427
JX Holdings, Inc.	54,700	252,209
Kajima Corp.	17,000	81,374
Kakaku.com, Inc.	2,300	32,669
Kamigumi Co. Ltd.	4,000	37,879
Kaneka Corp.	7,000	39,216
The Kansai Electric Power Co., Inc. (a)	13,000	122,838
Kansai Paint Co. Ltd.	5,000	74,756
Kao Corp.	11,100	433,152
Kawasaki Heavy Industries Ltd.	30,000	119,941
KDDI Corp.	12,200	733,906
Keikyu Corp.	10,000	83,477
Keio Corp.	13,000	96,059
Keisei Electric Railway Co. Ltd.	7,000	70,282
Keyence Corp.	920	399,451
Kikkoman Corp.	2,000	42,506
Kintetsu Corp.	39,000	131,200
Kirin Holdings Co. Ltd.	17,400	230,841
Kobe Steel Ltd.	60,000	97,438
Koito Manufacturing Co. Ltd.	2,200	59,848
Komatsu Ltd.	19,900	459,912
Konami Corp.	1,900	39,622
Konica Minolta, Inc.	8,500	91,890

10	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Kubota Corp.	24,000	$380,001
Kuraray Co. Ltd. (b)	8,100	95,149
Kurita Water Industries Ltd.	2,800	62,459
Kyocera Corp.	6,900	322,278
Kyowa Hakko Kirin Co. Ltd.	5,000	61,502
Kyushu Electric Power Co., Inc. (a)	8,000	86,231
Lawson, Inc.	1,400	97,949
LIXIL Group Corp.	4,600	98,136
M3, Inc.	3,000	48,109
Mabuchi Motor Co. Ltd.	500	43,623
Makita Corp.	2,400	135,580
Marubeni Corp.	36,200	247,713
Marui Group Co. Ltd.	3,700	30,469
Maruichi Steel Tube Ltd.	1,400	34,379
Mazda Motor Corp.	12,000	301,854
McDonald’s Holdings Co. Japan Ltd. (b)	1,500	37,093
Medipal Holdings Corp.	3,000	36,465
Meiji Holdings Co. Ltd.	1,400	110,713
Miraca Holdings, Inc.	1,400	57,936
Mitsubishi Chemical Holdings Corp.	29,800	146,696
Mitsubishi Corp.	27,500	563,207
Mitsubishi Electric Corp.	41,000	546,579
Mitsubishi Estate Co. Ltd.	27,000	608,507
Mitsubishi Gas Chemical Co., Inc.	7,000	44,630
Mitsubishi Heavy Industries Ltd.	64,000	412,022
Mitsubishi Logistics Corp.	2,000	28,735
Mitsubishi Materials Corp.	15,000	48,534
Mitsubishi Motors Corp.	13,200	160,116
Mitsubishi Tanabe Pharma Corp.	4,500	66,031
Mitsubishi UFJ Financial Group, Inc.	269,500	1,518,825
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,500	60,143
Mitsui & Co. Ltd.	36,200	571,022
Mitsui Chemicals, Inc. (a)	16,000	44,532
Mitsui Fudosan Co. Ltd.	19,000	583,080
Mitsui OSK Lines Ltd.	21,000	67,098
Mizuho Financial Group, Inc.	480,900	858,499
MS&AD Insurance Group Holdings, Inc.	9,700	211,578
Murata Manufacturing Co. Ltd.	4,400	500,128
Nabtesco Corp.	1,800	43,120
Nagoya Railroad Co. Ltd.	8,000	32,086
Namco Bandai Holdings, Inc.	4,200	108,050
NEC Corp.	58,000	200,470
Nexon Co. Ltd.	1,500	12,370
NGK Insulators Ltd.	6,000	143,020
NGK Spark Plug Co. Ltd.	3,000	88,275
NH Foods Ltd.	3,000	63,698
NHK Spring Co. Ltd.	3,200	31,399
Nidec Corp.	4,900	331,128
Common Stocks	Shares	Value
Japan (continued)
Nikon Corp.	7,500	$108,474
Nintendo Co. Ltd.	2,300	250,535
Nippon Building Fund, Inc.	26	136,909
Nippon Electric Glass Co. Ltd.	9,000	43,753
Nippon Express Co. Ltd.	18,000	75,390
Nippon Paint Co. Ltd.	4,000	90,232
Nippon Prologis REIT, Inc. (a)	27	62,773
Nippon Steel & Sumitomo Metal	167,475	434,787
Nippon Telegraph & Telephone Corp.	8,000	496,114
Nippon Yusen KK	34,000	89,644
Nissan Motor Co. Ltd.	52,200	505,304
Nisshin Seifun Group, Inc.	3,300	32,646
Nissin Foods Holdings Co. Ltd.	900	46,731
Nitori Holdings Co. Ltd.	1,400	86,737
Nitto Denko Corp.	2,900	158,793
NOK Corp.	2,000	45,914
Nomura Holdings, Inc.	77,900	463,454
Nomura Real Estate Holdings, Inc.	2,500	42,994
Nomura Research Institute Ltd.	1,900	61,446
NSK Ltd.	9,000	128,368
NTT Data Corp.	2,500	90,180
NTT DoCoMo, Inc.	33,000	552,691
NTT Urban Development Corp.	2,400	25,233
Obayashi Corp.	14,000	95,811
Odakyu Electric Railway Co. Ltd.	13,000	118,882
Oji Holdings Corp.	16,000	60,573
Olympus Corp. (a)	4,900	175,718
Omron Corp.	5,000	227,240
Ono Pharmaceutical Co. Ltd.	2,000	177,595
Oracle Corp. Japan	700	27,322
Oriental Land Co. Ltd.	1,000	188,977
ORIX Corp.	28,100	387,933
Osaka Gas Co. Ltd.	35,000	140,542
Otsuka Corp.	1,200	47,779
Otsuka Holdings Co. Ltd.	8,100	279,193
Panasonic Corp.	46,900	558,971
Park24 Co. Ltd.	2,400	38,298
Rakuten, Inc.	17,900	206,055
Resona Holdings, Inc.	51,200	288,839
Ricoh Co. Ltd.	13,200	141,812
Rinnai Corp.	900	74,671
Rohm Co. Ltd.	1,900	119,634
Sankyo Co. Ltd.	700	25,087
Sanrio Co. Ltd. (b)	800	23,190
Santen Pharmaceutical Co. Ltd.	1,700	95,202
SBI Holdings, Inc.	4,950	55,482
Secom Co. Ltd.	4,700	280,000
Sega Sammy Holdings, Inc.	3,000	48,303
Seibu Holdings, Inc.	1,200	23,963
Seiko Epson Corp.	2,200	106,002
Sekisui Chemical Co. Ltd.	7,000	80,450

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Sekisui House Ltd.	10,000	$117,857
Seven & I Holdings Co. Ltd.	15,900	616,704
Seven Bank Ltd.	10,300	41,976
Sharp Corp. (a)	33,000	93,877
Shikoku Electric Power Co., Inc. (a)	3,700	47,473
Shimadzu Corp.	6,000	51,980
Shimamura Co. Ltd.	300	27,580
Shimano, Inc.	1,500	182,465
Shimizu Corp.	11,000	86,802
Shin-Etsu Chemical Co. Ltd.	8,900	583,120
Shinsei Bank Ltd.	33,000	70,831
Shionogi & Co. Ltd.	4,900	112,458
Shiseido Co. Ltd. (b)	6,700	110,520
The Shizuoka Bank Ltd.	8,000	82,371
Showa Shell Sekiyu KK	4,400	41,978
SMC Corp.	1,200	330,889
Softbank Corp.	19,900	1,389,992
Sompo Japan Nipponkoa Holdings, Inc.	6,200	150,403
Sony Corp. (a)	22,700	407,402
Sony Financial Holdings, Inc.	3,100	50,142
Stanley Electric Co. Ltd.	2,900	62,783
Sumitomo Chemical Co. Ltd.	33,000	117,866
Sumitomo Corp.	23,600	260,476
Sumitomo Dainippon Pharma Co. Ltd.	3,900	49,755
Sumitomo Electric Industries Ltd.	14,600	216,136
Sumitomo Heavy Industries Ltd.	12,000	67,588
Sumitomo Metal Mining Co. Ltd.	10,000	140,738
Sumitomo Mitsui Financial Group, Inc.	27,400	1,116,398
Sumitomo Mitsui Trust Holdings, Inc.	72,000	299,769
Sumitomo Realty & Development Co. Ltd.	8,000	285,020
Sumitomo Rubber Industries Ltd.	4,300	61,168
Suntory Beverage & Food Ltd.	2,500	88,529
Suruga Bank Ltd.	3,000	59,856
Suzuken Co. Ltd.	1,700	48,974
Suzuki Motor Corp.	7,100	235,473
Sysmex Corp.	3,000	120,807
T&D Holdings, Inc.	11,000	141,348
Taiheiyo Cement Corp.	24,000	90,519
Taisei Corp.	21,000	118,476
Taisho Pharmaceutical Holdings Co. Ltd.	800	54,758
Taiyo Nippon Sanso Corp.	4,000	35,313
Takashimaya Co. Ltd.	4,000	33,458
Takeda Pharmaceutical Co. Ltd. (b)	16,600	721,642
TDK Corp.	2,600	145,445
Teijin Ltd.	23,000	55,574
Terumo Corp.	5,200	124,755
THK Co. Ltd.	2,200	54,822
Tobu Railway Co. Ltd.	15,000	75,423
Common Stocks	Shares	Value
Japan (concluded)
Toho Co. Ltd.	1,900	$42,927
Toho Gas Co. Ltd. (b)	10,000	56,308
Tohoku Electric Power Co., Inc.	8,200	93,196
Tokio Marine Holdings, Inc.	14,700	456,105
The Tokyo Electric Power Co., Inc. (a)	30,800	107,840
Tokyo Electron Ltd.	3,800	247,666
Tokyo Gas Co. Ltd.	54,000	303,433
Tokyo Tatemono Co. Ltd.	9,000	72,926
Tokyu Corp.	24,000	157,292
Tokyu Fudosan Holdings Corp.	8,600	59,045
TonenGeneral Sekiyu KK	7,000	61,231
Toppan Printing Co. Ltd.	11,000	79,052
Toray Industries, Inc.	36,000	237,995
Toshiba Corp. (b)	89,000	413,154
Toto Ltd.	6,000	66,010
Toyo Seikan Kaisha Ltd.	3,500	43,390
Toyo Suisan Kaisha Ltd.	1,000	33,205
Toyoda Gosei Co. Ltd.	1,100	21,474
Toyota Industries Corp.	3,100	149,971
Toyota Motor Corp.	57,000	3,353,831
Toyota Tsusho Corp.	4,500	109,616
Trend Micro, Inc.	2,000	67,767
Unicharm Corp.	6,900	157,261
United Urban Investment Corp.	49	75,207
USS Co. Ltd.	4,300	65,781
West Japan Railway Co.	3,000	134,259
Yahoo! Japan Corp.	26,500	100,725
Yakult Honsha Co. Ltd.	1,600	84,035
Yamada Denki Co. Ltd. (b)	17,400	50,788
Yamaguchi Financial Group, Inc.	4,000	37,835
Yamaha Corp.	2,700	35,300
Yamaha Motor Co. Ltd.	4,900	96,015
Yamato Holdings Co. Ltd.	6,700	124,761
Yamato Kogyo Co. Ltd.	1,300	43,393
Yamazaki Baking Co. Ltd.	1,000	12,871
Yaskawa Electric Corp.	5,000	67,949
Yokogawa Electric Corp.	4,800	63,112
The Yokohama Rubber Co. Ltd.	4,000	34,661
		56,270,695
Luxembourg — 0.0%
Altice SA (a)	1,709	90,519
RTL Group SA	668	57,209
		147,728
Malaysia — 0.8%
AirAsia Bhd	44,500	34,294
Alliance Financial Group Bhd	26,000	39,547
AMMB Holdings Bhd	43,000	90,025
Astro Malaysia Holdings Bhd	29,600	30,194
Axiata Group Bhd	39,300	83,909
Berjaya Sports Toto Bhd	14,538	16,904

12	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia (concluded)
British American Tobacco Malaysia Bhd	3,100	$66,525
Bumi Armada Bhd (a)	45,600	26,377
CIMB Group Holdings Bhd	84,800	181,699
Dialog Group BHD	42,134	22,092
DiGi.Com Bhd	54,300	96,848
Felda Global Ventures Holdings Bhd	26,500	28,531
Gamuda Bhd	39,600	58,197
Genting Bhd	31,900	92,234
Genting Malaysia Bhd	64,500	82,167
Genting Plantations Bhd	10,000	30,270
Hong Leong Bank Bhd	14,040	62,612
Hong Leong Financial Group Bhd	7,000	37,515
IHH Healthcare Bhd	60,700	93,997
IJM Corp. Bhd	29,100	57,393
IOI Corp. Bhd	61,400	90,022
IOI Properties Group Sdn Bhd	19,949	15,922
Kuala Lumpur Kepong Bhd	9,800	62,974
Lafarge Malayan Cement Bhd	17,500	54,946
Malayan Banking Bhd	90,200	273,833
Malaysia Airports Holdings Bhd	11,300	25,801
Maxis Bhd	27,400	54,134
MISC Bhd	27,400	56,378
MMC Corp. Bhd	32,500	23,612
Petronas Chemicals Group Bhd	43,000	81,793
Petronas Dagangan Bhd	6,100	37,191
Petronas Gas Bhd	19,300	135,152
PPB Group Bhd	12,600	54,541
Public Bank BHD	53,020	305,443
RHB Capital Bhd	12,900	34,723
Sapurakencana Petroleum Bhd	76,800	96,432
Sime Darby Bhd	48,100	134,335
Telekom Malaysia Bhd	20,200	40,641
Tenaga Nasional Bhd	51,900	195,987
UEM Land Holdings Bhd	54,900	30,425
UMW Holdings Bhd	10,900	40,746
YTL Corp. Bhd	113,160	57,952
YTL Power International Bhd (a)	42,000	20,997
		3,155,310
Malta — 0.0%
Brait SE (a)	6,500	41,979
Mexico — 1.1%
Alfa SAB de CV, Series A	52,300	179,013
America Movil SAB de CV, Series L	716,700	905,047
Arca Continental SAB de CV	4,972	34,093
Cemex SAB de CV (a)	279,920	364,738
Coca-Cola Femsa SAB de CV, Series L	8,100	81,583
Compartamos SAB de CV	30,300	64,817
Controladora Comercial Mexicana SAB de CV	6,300	23,544
Common Stocks	Shares	Value
Mexico (concluded)
El Puerto de Liverpool SAB de CV, Series C1	4,400	$50,787
Fibra Uno Administracion SA de CV	39,800	131,013
Fomento Economico Mexicano SAB de CV	40,500	372,810
Genomma Lab Internacional SAB de CV, Series B, Series B (a)	21,500	51,660
Gruma SAB de CV (a)	3,400	36,298
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,700	45,243
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,600	46,520
Grupo Bimbo SAB de CV, Series A	27,900	80,893
Grupo Carso SAB de CV, Series A1	14,900	87,101
Grupo Comercial Chedraui SA de CV	10,900	38,454
Grupo Financiero Banorte SAB de CV, Series O	56,200	358,947
Grupo Financiero Inbursa SAB de CV, Series O	44,900	128,745
Grupo Financiero Santander Mexico SAB de CV, Series B	35,400	95,759
Grupo Lala SAB de CV	9,900	24,142
Grupo Mexico SAB de CV, Series B	90,123	301,764
Grupo Televisa SAB CPO	48,300	327,623
Industrias Penoles SAB de CV	2,850	65,181
Kimberly-Clark de Mexico SAB de CV, Class A	36,900	87,096
Mexichem SAB de CV	17,130	71,401
Minera Frisco SAB de CV, Series A1 (a)	31,200	57,288
OHL Mexico SAB de CV (a)	11,700	31,667
Promotora y Operadora de Infraestructura SAB de CV (a)	5,300	72,856
Wal-Mart de Mexico SAB de CV, Series V	119,100	299,469
		4,515,552
Netherlands — 3.2%
Aegon NV	38,148	314,119
Akzo Nobel NV	5,304	362,907
ASML Holding NV	7,605	753,265
CNH Industrial NV	16,930	134,103
Corio NV	1,324	64,894
Delta Lloyd NV	3,388	81,636
Fugro NV CVA	1,719	51,903
Gemalto NV (b)	1,497	137,454
Heineken Holding NV	2,672	176,419
Heineken NV	5,015	374,541
ING Groep NV CVA (a)	79,752	1,133,613
Koninklijke Ahold NV	21,025	340,094

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	13

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Koninklijke Boskalis Westminster NV	1,542	$86,722
Koninklijke DSM NV	3,699	228,076
Koninklijke KPN NV (a)	64,986	208,062
Koninklijke Philips Electronics NV	20,652	656,730
Koninklijke Vopak NV	1,034	55,717
OCI NV (a)	1,500	46,272
QIAGEN NV (a)	4,893	110,852
Randstad Holding NV	2,310	107,322
Reed Elsevier NV	15,187	344,538
Royal Dutch Shell PLC, A Shares	80,901	3,092,070
Royal Dutch Shell PLC, Class B	50,701	2,004,413
TNT Express NV	9,963	62,853
Unilever NV CVA	34,453	1,367,274
Wolters Kluwer NV	5,731	152,831
Ziggo NV (a)	2,837	132,861
		12,581,541
New Zealand — 0.1%
Auckland International Airport Ltd. (b)	23,568	70,808
Contact Energy Ltd.	8,655	40,409
Fletcher Building Ltd. (b)	15,613	107,019
Ryman Healthcare Ltd.	7,854	47,863
Spark New Zealand Ltd. (b)	43,878	101,691
Xero Ltd. (a)	1,200	20,172
		387,962
Norway — 0.6%
Akastor ASA	3,715	14,960
Aker Solutions ASA (a)	3,715	37,009
DnB NOR ASA	18,965	354,915
Gjensidige Forsikring ASA	4,154	87,870
Norsk Hydro ASA	28,265	158,026
Orkla ASA	16,035	144,941
Seadrill Ltd.	8,324	222,406
Statoil ASA	23,363	636,078
Subsea 7 SA	5,068	72,376
Telenor ASA	16,317	358,119
Yara International ASA	3,325	166,957
		2,253,657
Peru — 0.1%
Compania de Minas Buenaventura SA - ADR	4,924	57,027
Credicorp Ltd.	1,588	243,591
Southern Copper Corp.	2,748	81,485
		382,103
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	42,010	50,401
Aboitiz Power Corp.	29,200	26,498
Common Stocks	Shares	Value
Philippines (concluded)
Alliance Global Group, Inc.	35,800	$20,697
Ayala Corp.	5,080	83,674
Ayala Land, Inc.	120,800	94,129
Bank of the Philippine Islands	15,031	32,830
BDO Unibank, Inc.	28,624	62,465
DMCI Holdings, Inc.	14,000	24,618
Energy Development Corp.	253,900	45,754
Globe Telecom, Inc.	845	30,565
International Container Terminal Services, Inc.	9,550	23,494
JG Summit Holdings, Inc.	43,093	55,530
Jollibee Foods Corp.	12,070	52,716
Megaworld Corp.	250,000	27,987
Metro Pacific Investments Corp.	167,000	18,212
Metropolitan Bank & Trust Co.	11,063	21,381
Philippine Long Distance Telephone Co.	1,405	96,949
SM Investments Corp.	1,965	35,140
SM Prime Holdings, Inc.	177,450	69,112
Universal Robina Corp.	17,840	74,080
		946,232
Poland — 0.3%
Alior Bank SA (a)	761	19,478
Bank Handlowy w Warszawie SA	502	18,906
Bank Millennium SA	13,346	35,333
Bank Pekao SA	2,406	140,674
Bank Zachodni WBK SA	615	73,191
Cyfrowy Polsat SA	2,551	21,279
Enea SA	3,084	15,094
Energa SA	5,000	36,249
Eurocash SA (b)	1,745	17,008
Getin Noble Bank SA (a)	23,753	20,129
Grupa Azoty SA	535	10,014
Grupa Lotos SA (a)	1,964	16,680
Jastrzebska Spolka Weglowa SA (a)	1,221	11,846
KGHM Polska Miedz SA	2,096	79,837
LPP SA	22	65,696
Mbank	323	47,908
Orange Polska SA	11,397	40,017
PGE SA	13,695	86,522
Polski Koncern Naftowy Orlen SA	6,080	75,637
Polskie Gornictwo Naftowe i Gazownictwo SA	43,796	66,863
Powszechna Kasa Oszczednosci Bank Polski SA	18,424	220,067
Powszechny Zaklad Ubezpieczen SA (b)	1,429	207,248
Synthos SA	15,178	21,001

14	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Poland (concluded)
Tauron Polska Energia SA	20,989	$33,960

		1,380,637
Portugal — 0.1%
Banco Comercial Portugues SA (a)	728,735	95,159
EDP - Energias de Portugal SA	48,783	212,731
Galp Energia SGPS SA	9,822	159,636
Jeronimo Martins SGPS SA	4,630	50,955

		518,481
Qatar — 0.1%
Barwa Real Estate Co.	627	6,897
The Commercial Bank of Qatar QSC	248	4,783
Doha Bank QSC	2,576	41,027
Industries Qatar QSC	1,181	60,235
Masraf Al Rayan	8,201	125,535
Ooredoo QSC	1,426	51,883
Qatar Electricity & Water Co.	177	9,236
Qatar Islamic Bank SAQ	1,671	51,758
Qatar National Bank	1,633	90,936
Vodafone Qatar	7,760	44,982

		487,272
Russia — 1.0%
AK Transneft OAO, Preference Shares	32	69,710
Alrosa AO	26,700	23,971
Federal Hydrogenerating Co. JSC	2,534,000	45,076
Gazprom OAO	257,500	897,125
Lukoil OAO	11,362	579,831
Magnit OJSC - GDR	5,035	289,614
MegaFon OAO - GDR	2,296	58,274
MMC Norilsk Nickel	1,354	251,218
Mobile Telesystems - ADR	12,665	189,216
Moscow Exchange MICEX-RTS OAO	14,080	20,569
NovaTek OAO - GDR	1,794	186,895
Rosneft Oil Co.	21,260	124,319
Rostelecom OJSC	18,170	48,495
Sberbank of Russia	205,970	393,385
Sberbank of Russia, Preference Shares	25,500	36,968
Severstal OAO	5,710	56,921
Sistema JSFC - GDR	2,940	20,166
Surgutneftegas OAO	110,500	73,075
Surgutneftegas OAO, Preference Shares	172,800	119,581
Tatneft OAO	27,700	163,024
Uralkali OJSC	25,900	91,594
Common Stocks	Shares	Value
Russia (concluded)
VTB Bank OJSC	86,510,000	$85,010

		3,824,037
Singapore — 1.0%
Ascendas Real Estate Investment Trust	42,000	74,086
CapitaCommercial Trust	33,000	41,236
CapitaLand Ltd.	43,000	107,727
CapitaMall Trust	51,000	76,325
City Developments Ltd.	8,000	60,265
ComfortDelGro Corp. Ltd.	40,000	75,138
DBS Group Holdings Ltd.	35,684	514,654
Genting Singapore PLC	169,000	150,936
Global Logistic Properties Ltd.	70,000	148,583
Golden Agri-Resources Ltd. (b)	117,000	47,271
Hutchison Port Holdings Trust	107,000	74,843
Jardine Cycle & Carriage Ltd.	2,000	67,215
Keppel Corp. Ltd.	29,000	238,536
Keppel Land Ltd.	13,000	35,643
Noble Group Ltd.	80,000	81,334
Olam International Ltd.	15,000	27,552
Oversea-Chinese Banking Corp. Ltd.	61,249	467,227
SembCorp Industries Ltd.	22,000	89,271
SembCorp Marine Ltd. (b)	21,000	61,494
Singapore Airlines Ltd.	11,000	84,652
Singapore Exchange Ltd.	13,000	73,603
Singapore Press Holdings Ltd. (b)	30,876	101,613
Singapore Technologies Engineering Ltd.	27,000	77,160
Singapore Telecommunications Ltd.	169,000	503,064
StarHub Ltd.	12,000	38,732
United Overseas Bank Ltd.	27,000	473,330
UOL Group Ltd.	12,000	62,115
Wilmar International Ltd.	35,000	84,659
Yangzijiang Shipbuilding Holdings Ltd.	44,000	40,658

		3,978,922
South Africa — 1.5%
African Bank Investments Ltd. (b)	20,398	18
African Rainbow Minerals Ltd.	2,500	31,663
Anglo American Platinum Ltd. (a)	832	26,927
AngloGold Ashanti Ltd. (a)	7,735	93,500
Aspen Pharmacare Holdings Ltd. (a)	7,717	229,771
Assore Ltd.	1,116	21,244
Barclays Africa Group Ltd.	4,120	56,172
Barloworld Ltd.	5,200	42,587
Bidvest Group Ltd.	6,365	161,058
Coronation Fund Managers Ltd.	2,870	24,547
Discovery Holdings Ltd.	7,054	61,321

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	15

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Exxaro Resources Ltd. (b)	3,809	$43,219
FirstRand Ltd.	56,982	216,837
The Foschini Group Ltd.	3,762	39,019
Gold Fields Ltd.	11,696	45,386
Growthpoint Properties Ltd.	40,155	87,699
Harmony Gold Mining Co., Ltd. (a)	6,631	14,435
Impala Platinum Holdings Ltd. (a)	11,813	90,888
Imperial Holdings Ltd.	3,661	56,345
Investec Ltd.	7,549	63,274
Kumba Iron Ore Ltd.	1,303	30,686
Liberty Holdings Ltd.	1,922	20,971
Life Healthcare Group Holdings Ltd.	20,533	80,945
Massmart Holdings Ltd.	1,527	16,589
Mediclinic International Ltd.	7,259	59,124
MMI Holdings Ltd.	20,454	47,453
Mr. Price Group Ltd.	4,883	91,703
MTN Group Ltd.	33,480	705,865
Nampak Ltd.	15,329	55,881
Naspers Ltd., Class N	8,165	894,260
Nedbank Group Ltd. (b)	2,290	44,316
Netcare Ltd.	21,846	61,066
Northam Platinum Ltd. (a)	6,973	22,756
Pick n Pay Stores Ltd. (b)	7,638	35,640
PPC Ltd.	16,592	43,418
Redefine Properties Ltd.	77,451	66,678
Remgro Ltd.	9,180	185,060
RMB Holdings Ltd.	17,898	89,667
RMI Holdings	15,066	47,270
Sanlam Ltd.	42,404	244,728
Sappi Ltd. (a)	10,017	39,293
Sasol Ltd.	11,348	615,471
Shoprite Holdings Ltd.	9,012	111,583
The Spar Group Ltd.	4,305	47,872
Standard Bank Group Ltd.	27,706	320,161
Steinhoff International Holdings Ltd.	51,807	248,117
Tiger Brands Ltd.	3,612	100,871
Truworths International Ltd. (b)	9,001	54,135
Vodacom Group Ltd.	6,613	76,109
Woolworths Holdings Ltd.	17,700	109,495

		5,973,093
South Korea — 3.1%
Amorepacific Corp.	59	133,540
Amorepacific Group	50	55,390
BS Financial Group, Inc.	3,520	56,348
Celltrion, Inc. (a)	1,155	53,489
Cheil Worldwide, Inc. (a)	1,700	35,980
CJ CheilJedang Corp.	189	69,308
CJ Corp.	314	51,640
Coway Co., Ltd.	1,206	96,184
Daelim Industrial Co., Ltd.	494	35,324
Common Stocks	Shares	Value
South Korea (continued)
Daewoo Engineering & Construction Co., Ltd. (a)	1,010	$7,338
Daewoo International Corp.	1,160	41,234
Daewoo Securities Co., Ltd. (a)	5,560	56,513
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,900	36,435
DGB Financial Group, Inc.	1,821	28,948
Dongbu Insurance Co., Ltd.	1,160	65,263
Doosan Corp.	275	26,952
Doosan Heavy Industries & Construction Co., Ltd.	776	19,130
Doosan Infracore Co., Ltd. (a)	3,880	40,739
E-Mart Co., Ltd.	344	75,169
GS Engineering & Construction Corp. (a)	969	33,654
GS Holdings	1,216	46,398
Halla Visteon Climate Control Corp.	750	36,327
Hana Financial Group, Inc.	5,866	213,505
Hankook Tire Co., Ltd.	1,750	85,270
Hanwha Chemical Corp.	1,740	22,549
Hanwha Corp.	2,254	62,782
Hanwha Life Insurance Co., Ltd.	7,120	47,879
Hite Jinro Co., Ltd.	2,318	50,854
Hotel Shilla Co., Ltd.	685	77,590
Hyosung Corp.	399	28,571
Hyundai Department Store Co., Ltd.	314	47,703
Hyundai Development Co-Engineering & Construction	1,040	41,959
Hyundai Engineering & Construction Co., Ltd.	1,666	94,958
Hyundai Glovis Co., Ltd.	260	79,275
Hyundai Heavy Industries Co., Ltd.	775	100,703
Hyundai Marine & Fire Insurance Co., Ltd.	1,200	33,071
Hyundai Merchant Marine Co., Ltd. (a)	2,004	18,554
Hyundai Mipo Dockyard	278	32,561
Hyundai Mobis	1,576	383,680
Hyundai Motor Co.	3,212	578,717
Hyundai Motor Co., Preference Shares	468	52,290
Hyundai Motor Co., Second Preference Shares	699	79,464
Hyundai Steel Co.	1,195	83,876
Hyundai Wia Corp.	232	47,208
Industrial Bank of Korea	4,130	62,273
Kangwon Land, Inc.	2,290	77,586
KB Financial Group, Inc.	7,477	272,581
KCC Corp.	96	65,361
Kia Motors Corp.	4,966	252,219
Korea Aerospace Industries Ltd.	530	20,448

16	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (continued)
Korea Electric Power Corp.	4,690	$213,164
Korea Gas Corp. (a)	753	39,225
Korea Investment Holdings Co., Ltd.	920	48,225
Korea Zinc Co., Ltd.	205	75,577
Korean Air Lines Co., Ltd. (a)	436	14,845
KT Corp.	1,200	39,097
KT&G Corp.	2,181	195,186
Kumho Petrochemical Co., Ltd.	423	28,061
LG Chem Ltd.	1,115	269,899
LG Chem Ltd., Preference Shares	179	27,839
LG Corp.	2,220	161,388
LG Display Co., Ltd. (a)	4,850	154,988
LG Electronics, Inc.	2,223	138,248
LG Household & Health Care Ltd.	210	100,776
LG Innotek Co., Ltd. (a)	123	13,401
LG Uplus Corp.	5,020	58,714
Lotte Chemical Corp.	351	46,628
Lotte Confectionery Co., Ltd.	24	49,558
Lotte Shopping Co., Ltd.	242	72,413
LS Corp.	426	26,951
LS Industrial Systems Co., Ltd.	411	22,845
Mirae Asset Securities Co., Ltd.	250	10,516
NAVER Corp.	551	420,896
NCSoft Corp.	285	36,277
OCI Co., Ltd. (a)	336	41,342
Orion Corp.	77	63,794
Paradise Co., Ltd.	698	22,813
POSCO	1,299	399,563
S-1 Corp.	442	34,102
S-Oil Corp.	1,187	48,119
Samsung C&T Corp.	2,696	192,815
Samsung Card Co., Ltd.	1,210	59,816
Samsung Electro-Mechanics Co., Ltd.	1,375	64,410
Samsung Electronics Co. Ltd.	2,301	2,577,137
Samsung Electronics Co. Ltd., Preference Shares	472	401,549
Samsung Engineering Co., Ltd. (a)	569	32,424
Samsung Fire & Marine Insurance Co., Ltd.	671	179,597
Samsung Heavy Industries Co. Ltd.	2,810	67,047
Samsung Life Insurance Co., Ltd.	1,059	106,343
Samsung SDI Co., Ltd.	1,120	129,704
Samsung Securities Co., Ltd.	1,280	53,426
Samsung Techwin Co., Ltd.	911	30,458
Shinhan Financial Group Co., Ltd.	7,776	357,981
Shinsegae Co., Ltd.	221	45,894
SK C&C Co., Ltd.	384	88,173
SK Holdings Co., Ltd.	599	107,080
SK Hynix, Inc. (a)	11,304	500,327
SK Innovation Co., Ltd.	1,095	83,999
SK Networks Co., Ltd. (a)	1,290	12,941
Common Stocks	Shares	Value
South Korea (concluded)
SK Telecom Co., Ltd.	130	$35,762
Woori Finance Holdings Co., Ltd. (a)	6,938	85,585
Woori Investment & Securities Co., Ltd.	2,300	25,669
Yuhan Corp.	122	21,491

		12,248,868
Spain — 2.4%
Abertis Infraestructuras SA	10,338	203,861
ACS Actividades de Construccion y Servicios SA	3,279	125,683
Amadeus IT Holding SA, Class A	8,261	308,395
Banco Bilbao Vizcaya Argentaria SA	119,927	1,443,378
Banco de Sabadell SA (b)	68,384	201,918
Banco Popular Espanol SA	38,648	235,727
Banco Santander SA	249,890	2,392,354
Bankia SA (a)	88,991	165,558
CaixaBank SA	40,141	244,083
Distribuidora Internacional de Alimentacion SA	12,566	90,052
Enagas SA	3,839	123,459
Ferrovial SA	7,538	145,835
Gas Natural SDG SA	8,344	245,454
Grifols SA	3,108	127,012
Iberdrola SA	110,585	790,451
Inditex SA	22,576	623,182
International Consolidated Airlines Group SA (a)	18,617	110,722
Mapfre SA	18,785	66,394
Red Electrica Corp. SA	2,074	179,521
Repsol SA	21,759	516,213
Telefonica SA	84,061	1,298,256
Zardoya Otis SA (b)	4,308	53,395

		9,690,903
Sweden — 2.1%
Alfa Laval AB	5,792	123,403
Assa Abloy AB, Class B	6,938	356,528
Atlas Copco AB, Class A	13,836	394,793
Atlas Copco AB, Class B	8,091	209,102
Boliden AB	5,919	95,571
Electrolux AB, Class B	5,086	133,967
Elekta AB, B Shares	7,721	75,893
Getinge AB, Class B	3,519	88,354
Hennes & Mauritz AB, Class B	19,482	805,581
Hexagon AB, Class B	5,512	174,292
Husqvarna AB, Class B	9,926	69,983
Industrivarden AB, Class C	2,903	50,538
Investment AB Kinnevik, Class B	4,467	161,083
Investor AB, Class B	9,463	333,190
Lundin Petroleum AB (a)	4,140	69,985

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	17

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Millicom International Cellular SA	1,208	$96,755
Nordea Bank AB	65,100	843,918
Sandvik AB	22,729	255,278
Securitas AB, Class B	4,748	52,590
Skandinaviska Enskilda Banken AB, Class A	34,428	458,053
Skanska AB, Class B	7,491	154,489
SKF AB, Class B	7,345	152,911
Svenska Cellulosa AB, B Shares	13,735	326,359
Svenska Handelsbanken AB, Class A	10,979	514,164
Swedbank AB, Class A	19,531	489,750
Swedish Match AB	3,600	116,466
Tele2 AB, Class B	7,128	85,797
Telefonaktiebolaget LM Ericsson, Class B	64,242	810,019
TeliaSonera AB	49,569	341,836
Volvo AB, Class B	32,913	356,083

		8,196,731
Switzerland — 6.6%
ABB Ltd., Registered Shares (a)	46,645	1,043,429
Actelion Ltd., Registered Shares (a)	2,153	252,173
Adecco SA, Registered Shares (a)	3,982	269,187
Aryzta AG (a)	1,667	143,643
Baloise Holding AG, Registered Shares	981	125,403
Barry Callebaut AG, Registered Shares (a)	54	59,956
Cie Financiere Richemont SA, Registered Shares	11,121	909,044
Coca-Cola HBC AG (a)	5,766	124,437
Credit Suisse Group AG, Registered Shares (a)	32,506	899,300
EMS-Chemie Holding AG, Registered Shares	217	89,794
Geberit AG, Registered Shares	826	266,231
Givaudan SA, Registered Shares (a)	174	277,356
Glencore PLC (a)	215,529	1,193,673
Holcim Ltd., Registered Shares (a)	5,027	365,723
Julius Baer Group Ltd. (a)	5,370	239,971
Kuehne & Nagel International AG, Registered Shares	1,428	179,933
Lindt & Spruengli AG	18	89,953
Lindt & Spruengli AG, Registered Shares	2	118,539
Lonza Group AG, Registered Shares (a)	1,125	135,558
Nestle SA, Registered Shares	66,650	4,898,174
Novartis AG, Registered Shares	47,503	4,473,280
Common Stocks	Shares	Value
Switzerland (concluded)
Pargesa Holding SA, Bearer Shares	734	$58,340
Partners Group Holding AG	302	79,376
Roche Holding AG	14,505	4,283,369
Schindler Holding AG, Participation Certificates	1,051	142,364
Schindler Holding AG, Registered Shares	173	23,087
SGS SA, Registered Shares	132	273,102
Sika AG - Bearer Shares	42	145,223
Sonova Holding AG, Registered Shares	1,124	179,090
STMicroelectronics NV	17,117	132,156
Sulzer AG, Registered Shares	486	59,598
The Swatch Group AG, Bearer Shares	680	322,250
The Swatch Group AG, Registered Shares	764	66,746
Swiss Life Holding AG, Registered Shares (a)	574	136,781
Swiss Prime Site AG, Registered Shares (a)	948	70,338
Swiss Re AG (a)	7,451	592,968
Swisscom AG, Registered Shares	505	286,251
Syngenta AG, Registered Shares	2,052	649,758
Transocean Ltd. (b)	6,775	217,912
UBS AG, Registered Shares (a)	74,556	1,295,994
Zurich Insurance Group AG (a)	3,191	949,651

		26,119,111
Taiwan — 2.5%
Acer, Inc. (a)	64,000	44,950
Advanced Semiconductor Engineering, Inc.	111,097	129,767
Advantech Co., Ltd.	8,795	62,067
Asia Cement Corp.	57,233	73,102
Asia Pacific Telecom Co., Ltd.	33,000	19,182
Asustek Computer, Inc.	14,220	135,693
AU Optronics Corp. (a)	171,000	71,959
Catcher Technology Co., Ltd.	12,000	111,141
Cathay Financial Holding Co., Ltd.	186,935	303,841
Chailease Holding Co., Ltd.	22,880	55,503
Chang Hwa Commercial Bank	123,172	75,480
Cheng Shin Rubber Industry Co. Ltd.	36,436	80,360
Chicony Electronics Co., Ltd.	15,545	46,494
China Airlines Ltd. (a)	103,687	34,784
China Development Financial Holding Corp.	281,765	86,427
China Life Insurance Co., Ltd.	58,637	48,332
China Motor Corp.	17,000	15,133
China Steel Corp.	188,638	161,186
Chunghwa Telecom Co. Ltd.	63,000	189,679

18	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (continued)
Clevo Co.	6,805	$12,002
Compal Electronics, Inc.	81,000	60,597
CTBC Financial Holding Co., Ltd.	303,499	203,845
CTCI Corp.	21,000	35,729
Delta Electronics, Inc.	35,000	221,105
E.Sun Financial Holding Co., Ltd.	123,046	74,609
Eclat Textile Co., Ltd.	4,160	37,771
Epistar Corp.	18,000	33,629
Eva Airways Corp. (a)	59,000	31,213
Evergreen Marine Corp. Taiwan Ltd. (a)	22,000	12,903
Far Eastern Department Stores Ltd.	34,571	33,313
Far Eastern New Century Corp.	84,909	85,517
Far EasTone Telecommunications Co. Ltd.	34,000	65,185
Farglory Land Development Co., Ltd.	35,597	41,869
First Financial Holding Co., Ltd.	147,179	88,586
Formosa Chemicals & Fibre Corp.	49,360	114,103
Formosa International Hotels Corp.	1,331	14,120
Formosa Petrochemical Corp.	17,000	41,227
Formosa Plastics Corp.	71,040	168,369
Formosa Taffeta Co., Ltd.	31,000	30,419
Foxconn Technology Co., Ltd.	18,161	44,874
Fubon Financial Holding Co., Ltd.	157,952	242,039
Giant Manufacturing Co., Ltd.	5,000	38,933
Hermes Microvision, Inc.	1,000	41,598
Highwealth Construction Corp.	3,000	4,787
Hiwin Technologies Corp.	5,555	49,539
Hon Hai Precision Industry Co., Ltd.	271,616	855,520
Hotai Motor Co., Ltd.	5,000	68,035
HTC Corp. (a)	12,050	52,225
Hua Nan Financial Holdings Co., Ltd.	154,203	89,949
Innolux Corp.	101,494	43,802
Inotera Memories, Inc. (a)	39,000	57,696
Inventec Co. Ltd.	51,470	33,476
Kinsus Interconnect Technology Corp.	3,000	11,135
Largan Precision Co., Ltd.	2,000	143,086
Lite-On Technology Corp.	41,827	60,161
MediaTek, Inc.	30,255	448,068
Mega Financial Holding Co., Ltd.	228,110	186,949
Merida Industry Co., Ltd.	3,150	21,933
Nan Ya Plastics Corp.	84,790	185,613
Novatek Microelectronics Corp.	14,000	69,093
Pegatron Corp.	39,000	71,689
Phison Electronics Corp.	5,000	34,818
Pou Chen Corp.	42,000	46,660
Powertech Technology, Inc. (a)	8,100	14,645
Common Stocks	Shares	Value
Taiwan (concluded)
President Chain Store Corp.	12,000	$86,040
Quanta Computer, Inc.	47,000	119,302
Radiant Opto-Electronics Corp.	7,729	30,573
Realtek Semiconductor Corp.	6,240	22,159
Ruentex Development Co., Ltd.	20,109	32,458
Ruentex Industries Ltd.	17,521	38,941
ScinoPharm Taiwan Ltd.	4,617	9,469
Shin Kong Financial Holding Co., Ltd.	140,345	42,542
Siliconware Precision Industries Co.	64,000	87,896
Simplo Technology Co., Ltd.	3,600	17,368
SinoPac Financial Holdings Co., Ltd.	142,114	60,935
Standard Foods Corp.	5,783	13,023
Synnex Technology International Corp.	30,000	41,422
Taishin Financial Holding Co., Ltd.	200,398	93,877
Taiwan Business Bank (a)	118,604	34,990
Taiwan Cement Corp.	72,000	107,160
Taiwan Cooperative Financial Holding Co., Ltd.	152,289	82,071
Taiwan Fertilizer Co., Ltd.	12,000	19,823
Taiwan Glass Industry Corp.	30,720	25,425
Taiwan Mobile Co. Ltd.	23,800	72,170
Taiwan Semiconductor Manufacturing Co. Ltd.	522,000	2,078,148
Teco Electric and Machinery Co., Ltd.	39,000	40,048
TPK Holding Co., Ltd.	3,887	23,239
Transcend Information, Inc.	6,000	19,917
TSRC Corp.	21,210	25,394
U-Ming Marine Transport Corp.	3,000	4,565
Uni-President Enterprises Corp.	100,106	173,626
Unimicron Technology Corp.	27,000	20,095
United Microelectronics Corp. (a)	209,000	86,207
Vanguard International Semiconductor Corp.	11,000	16,065
Walsin Lihwa Corp. (a)	50,000	16,421
Wistron Corp.	49,354	50,258
WPG Holdings Ltd.	28,270	34,585
Yang Ming Marine Transport Corp. (a)	61,000	26,555
Yuanta Financial Holding Co., Ltd.	97,101	47,840
Yulon Motor Co. Ltd.	14,000	20,913
Zhen Ding Technology Holding Ltd.	1,710	4,945

		9,793,979
Thailand — 0.5%
Advanced Info Service PCL - NVDR	20,000	138,677
Airports of Thailand PCL - NVDR	10,100	74,253
Bangkok Bank PCL - NVDR	11,600	72,881

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thailand (concluded)
Bangkok Bank PCL, Foreign Registered Shares	8,100	$52,385
Bangkok Dusit Medical Services PCL - NVDR	54,300	30,925
Banpu PCL - NVDR	15,900	14,451
BEC World PCL - NVDR	16,900	24,460
BTS Group Holdings PCL	152,700	47,015
Bumrungrad Hospital PCL	8,000	32,474
Central Pattana PCL - NVDR	27,100	38,778
Charoen Pokphand Foods PCL - NVDR	46,200	42,910
CP ALL PCL - NVDR	81,600	112,473
Glow Energy PCL - NVDR	7,600	22,315
Home Product Center PCL (b)	69,027	22,148
Indorama Ventures PCL - NVDR	39,200	30,746
IRPC PCL - NVDR	287,500	30,445
Kasikornbank PCL - NVDR	14,800	107,046
Kasikornbank PCL, Foreign Registered Shares	20,900	150,437
Krung Thai Bank PCL - NVDR	55,975	40,804
Minor International PCL	31,800	36,305
PTT Exploration & Production PCL - NVDR	24,322	119,817
PTT Global Chemical PCL - NVDR	52,168	97,986
PTT PCL - NVDR	17,300	191,840
Siam Cement PCL - NVDR	2,300	31,862
Siam Cement PCL, Foreign Registered Shares	5,900	81,755
Siam Commercial Bank PCL - NVDR	29,800	166,934
Thai Oil PCL - NVDR	17,800	28,220
TMB Bank PCL	271,500	25,738
True Corp. PCL - NVDR (a)	236,083	86,492

		1,952,572
Turkey — 0.3%
Akbank TAS	33,309	108,527
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	3,889	44,958
Arcelik AS	3,960	21,122
BIM Birlesik Magazalar AS	3,781	79,157
Coca-Cola Icecek AS	823	17,710
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	38,072	39,863
Enka Insaat ve Sanayi AS	14,145	32,311
Eregli Demir ve Celik Fabrikalari TAS	27,352	50,804
Ford Otomotiv Sanayi (a)	2,700	31,002
Haci Omer Sabanci Holding AS	16,172	68,131
KOC Holding AS	10,226	47,264
Koza Altin Isletmeleri AS	2,236	16,658
TAV Havalimanlari Holding AS	2,171	17,432
Tofas Turk Otomobil Fabrikasi AS	4,704	26,448
Common Stocks	Shares	Value
Turkey (concluded)
Tupras Turkiye Petrol Rafinerileri AS	2,499	$50,289
Turk Hava Yollari (a)	7,429	21,123
Turk Telekomunikasyon AS	10,009	26,457
Turkcell Iletisim Hizmetleri AS (a)	17,066	89,214
Turkiye Garanti Bankasi AS	58,920	207,091
Turkiye Halk Bankasi	11,955	71,923
Turkiye Is Bankasi, Class C	26,608	59,131
Turkiye Sise ve Cam Fabrikalari AS	20,485	25,960
Turkiye Vakiflar Bankasi Tao, Class D	10,900	20,211
Ulker Biskuvi Sanayi	3,956	26,162
Yapi ve Kredi Bankasi	16,444	32,290

		1,231,238
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	20,031	46,195
Aldar Properties PJSC	61,586	65,620
Arabtec Holding Co. (a)	21,238	26,601
DP World Ltd.	2,345	48,483
Dubai Financial Market	39,225	35,708
Dubai Islamic Bank PJSC	12,579	28,323
Emaar Properties PJSC	39,738	124,963
First Gulf Bank PJSC	7,466	38,088
National Bank of Abu Dhabi PJSC	9,621	37,853

		451,834
United Kingdom — 12.4%
3i Group PLC	15,982	98,980
Aberdeen Asset Management PLC	17,618	113,663
Admiral Group PLC	4,070	84,407
Aggreko PLC	4,152	103,919
AMEC PLC	4,467	79,710
Anglo American PLC	30,571	681,788
Antofagasta PLC	11,477	133,549
ARM Holdings PLC	31,895	464,685
ASOS PLC (a)	1,230	44,866
Associated British Foods PLC	7,927	343,627
AstraZeneca PLC	26,049	1,866,745
Aviva PLC	65,826	556,893
Babcock International Group PLC	9,258	163,365
BAE Systems PLC	70,885	539,554
Barclays PLC	339,576	1,249,022
BG Group PLC	72,298	1,334,682
BHP Billiton PLC	43,852	1,212,973
BP PLC	378,822	2,771,210
British American Tobacco PLC	38,347	2,160,875
British Land Co. PLC	22,322	253,653
British Sky Broadcasting Group PLC	24,182	344,911
BT Group PLC	163,305	1,001,714
Bunzl PLC	6,297	163,845

20	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Burberry Group PLC	10,363	$252,776
Capita PLC	15,381	289,554
Capital Shopping Centres Group PLC	10,584	55,141
Carnival PLC	3,381	134,632
Centrica PLC	107,355	535,052
Cobham PLC	18,878	88,874
Compass Group PLC	35,333	569,893
Croda International PLC	2,056	68,180
Diageo PLC	51,632	1,489,177
Direct Line Insurance Group PLC	29,564	140,707
Dixons Carphone PLC	19,035	112,859
easyJet PLC	2,586	59,509
Fresnillo PLC	7,153	87,730
Friends Life Group Ltd.	25,906	129,012
G4S PLC	28,751	116,584
GKN PLC	27,638	142,324
GlaxoSmithKline PLC	99,587	2,274,979
Hammerson PLC	10,125	93,995
Hargreaves Lansdown PLC	4,717	71,989
HSBC Holdings PLC	393,606	3,998,544
ICAP PLC	13,188	82,476
IMI PLC	3,874	77,039
Imperial Tobacco Group PLC	20,826	896,683
Inmarsat PLC	7,978	90,493
InterContinental Hotels Group PLC	4,706	181,469
Intertek Group PLC	3,016	127,817
Investec PLC	14,779	124,093
ITV PLC	86,836	291,567
J. Sainsbury PLC (b)	18,582	75,562
Johnson Matthey PLC	4,889	230,550
Kingfisher PLC	54,784	286,514
Land Securities Group PLC	17,891	300,395
Legal & General Group PLC	121,462	449,449
Lloyds Banking Group PLC (a)	1,158,626	1,441,409
London Stock Exchange Group PLC	5,759	173,791
Marks & Spencer Group PLC	38,377	250,928
Meggitt PLC	21,170	154,415
Melrose Industries PLC	19,112	76,499
National Grid PLC	77,831	1,118,813
Next PLC	3,572	382,329
Old Mutual PLC	110,679	324,651
Pearson PLC	18,371	369,299
Persimmon PLC (a)	5,684	122,306
Petrofac Ltd.	4,723	79,139
Prudential PLC	54,736	1,216,855
Randgold Resources Ltd.	2,391	162,090
Reckitt Benckiser Group PLC	13,990	1,209,543
Reed Elsevier PLC	25,174	402,457
Rexam PLC	9,848	78,286
Rio Tinto PLC	26,253	1,286,393
Rolls-Royce Holdings PLC (a)	41,612	647,635
Common Stocks	Shares	Value
United Kingdom (concluded)
Royal Bank of Scotland Group PLC (a)	51,838	$308,833
Royal Mail PLC	14,759	93,504
RSA Insurance Group PLC (a)	19,195	150,767
SABMiller PLC	20,219	1,120,494
The Sage Group PLC	20,704	122,293
Schroders PLC	2,097	80,968
Segro PLC	8,048	47,236
Severn Trent PLC	4,477	136,022
Smith & Nephew PLC	19,940	335,424
Smiths Group PLC	6,654	136,002
Sports Direct International PLC (a)	4,925	49,211
SSE PLC	21,856	547,282
Standard Chartered PLC	50,980	940,319
Standard Life PLC (a)	49,986	334,463
Tate & Lyle PLC	13,235	126,154
Tesco PLC	181,387	541,850
Travis Perkins PLC	4,191	112,602
Tui Travel PLC (b)	6,481	40,790
Tullow Oil PLC	21,331	222,399
Unilever PLC	26,853	1,124,011
United Utilities Group PLC	13,212	172,586
Vodafone Group PLC	539,281	1,777,051
The Weir Group PLC	4,202	169,699
Whitbread PLC	4,347	292,100
William Hill PLC	18,531	110,741
WM Morrison Supermarkets PLC	33,431	90,965
Wolseley PLC	5,621	294,422
WPP PLC	28,129	563,524

		49,232,804
Total Common Stocks — 93.8%		372,499,426

Investment Companies
India — 1.5% iShares India 50 ETF	196,698	5,832,096
Total Investment Companies — 1.5%		5,832,096

Preferred Stocks
Germany — 0.0%
Fuchs Petrolub SE, Preference Shares, 0.00%	1,552	58,670
Total Preferred Stocks — 0.0%		58,670

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	21

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Rights	Shares	Value
China — 0.0%
Country Garden Holdings Co., Ltd. (Expires 10/08/14) (a)	5,141	$291
Hong Kong — 0.0%
Agile Property Holdings (Expires 10/10/14) (a)	6,400	635
Yuexiu Property Co., Ltd. (Expires 10/14/14) (a)	26,400	408

		1,043
Italy — 0.0%
Fiat SpA (Expires 10/06/14) (a)	17,631	—
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 10/13/14) (a)	119,927	11,966
Banco Popular Espanol SA (Expires 10/13/14) (a)	33,648	468

		12,434
Total Rights — 0.0%		13,768
Total Long-Term Investments (Cost — $334,134,182) — 95.3%		378,403,960
Short-Term Securities (c)	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (d)(e)	7,569,498	$7,569,498
BlackRock Cash Funds: Prime, SL Agency Shares, 0.00% (d)(e)	4,855,542	4,855,542
Total Short-Term Securities (Cost — $12,425,040) — 3.1%		12,425,040
Total Investments (Cost — $351,555,222*) — 98.4%		390,829,000
Other Assets Less Liabilities — 1.6%		6,103,867

Net Assets — 100.0%		$396,932,867

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$351,721,367

Gross unrealized appreciation	$57,963,493
Gross unrealized depreciation	(18,855,860)

Net unrealized appreciation	$39,107,633

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased		Shares Sold	Shares Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,568,359	—		(6,998,861)[1]	7,569,498	$7,569,498	$3,597	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,067,150	2,788,392	[2]	—	4,855,542	$4,855,542	$111,085	—
iShares India 50 ETF	314,133	13,000		(130,435)	196,698	$5,832,096	$22,294	$148,671
[1] Represents net shares sold.
[2] Represents net shares purchased.

(e)	Represents the current yield as of report date.

22	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
41	MSCI Emerging Markets Mini Index	NYSE Liffe U.S.	December 2014	$2,055,535	$(39,094)
73	E-Mini MSCI EAFE Index	NYSE Liffe U.S.	December 2014	$6,714,905	(92,595)
Total					$(131,689)

Portfolio Abbreviations
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$20,114,224	—	$20,114,224
Austria	$105,600	507,708	—	613,308
Belgium	118,119	3,274,379	—	3,392,498
Brazil	8,463,581	—	—	8,463,581

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	23

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

Canada	28,682,219	—	—	28,682,219
Chile	1,143,034	—	—	1,143,034
China	236,305	11,723,000	—	11,959,305
Colombia	923,036	—	—	923,036
Czech Republic	21,578	192,940	—	214,518
Denmark	49,173	4,148,779	—	4,197,952
Egypt	132,617	73,543	—	206,160
Finland	49,392	2,338,145	—	2,387,537
France	461,120	25,972,025	—	26,433,145
Germany	97,707	23,210,724	—	23,308,431
Greece	—	519,313	—	519,313
Hong Kong	798,935	10,808,234	—	11,607,169
Hungary	—	180,345	—	180,345
Indonesia	41,724	2,083,670	—	2,125,394
Ireland	237,953	2,033,596	—	2,271,549
Israel	—	1,440,142	—	1,440,142
Italy	—	6,553,325	—	6,553,325
Japan	—	56,270,695	—	56,270,695
Luxembourg	90,519	57,209	—	147,728
Malaysia	638,120	2,517,190	—	3,155,310
Malta	41,979	—	—	41,979
Mexico	4,515,552	—	—	4,515,552
Netherlands	—	12,581,541	—	12,581,541
New Zealand	—	387,962	—	387,962
Norway	364,212	1,889,445	—	2,253,657
Peru	382,103	—	—	382,103
Philippines	76,210	870,022	—	946,232
Poland	36,249	1,344,388	—	1,380,637
Portugal	—	518,481	—	518,481
Qatar	301,502	185,770	—	487,272
Russia	391,042	3,432,995	—	3,824,037
Singapore	—	3,978,922	—	3,978,922
South Africa	125,907	5,847,168	$18	5,973,093
South Korea	123,502	12,125,366	—	12,248,868
Spain	—	9,690,903	—	9,690,903
Sweden	—	8,196,731	—	8,196,731
Switzerland	113,040	26,006,071	—	26,119,111
Taiwan	106,900	9,687,079	—	9,793,979
Thailand	—	1,952,572	—	1,952,572
Turkey	—	1,231,238	—	1,231,238
United Arab Emirates	235,612	216,222	—	451,834
United Kingdom	564,932	48,667,872	—	49,232,804
Investment Companies	5,832,096	—	—	5,832,096
Preferred Stocks	—	58,670	—	58,670
Rights	13,133	635	—	13,768
Short-Term Securities	12,425,040	—	—	12,425,040

Total	$67,939,743	$322,889,239	$18	$390,829,000

24	ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Other contracts	$(131,689)	—	—	$(131,689)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,870,910	—	—	$5,870,910
Cash pledged as collateral for futures	293,000	—	—	293,000
Liabilities:
Collateral on securities loaned at value	—	$(4,855,542)	—	(4,855,542)

Total	$6,163,910	$(4,855,542)	—	$1,308,368

The table below shows the transfers between Level 1 and Level 2.

	Transfers into Level 1 [1]	Transfers out of Level 1 [2]	Transfers into Level 2 [2]	Transfers out of Level 2 [1]
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$430,946	$430,946	—
Austria	$127,841	224,993	224,993	$127,841
Belgium	129,626	—	—	129,626
China	302,385	150,657	150,657	302,385
Denmark	—	235,106	235,106	—
Egypt	164,597	—	—	164,597
Finland	70,997	419,693	419,693	70,997
France	644,979	250,990	250,990	644,979
Germany	165,445	366,739	366,739	165,445
Greece	—	86,743	86,743	—
Hong Kong	973,546	—	—	973,546
Indonesia	35,082	—	—	35,082
Japan	—	254,001	254,001	—
Malaysia	683,798	187,631	187,631	683,798
Netherlands	—	446,692	446,692	—
Poland	—	61,041	61,041	—
Norway	481,801	—	—	481,801
Philippines	106,564	—	—	106,564
Russia	268,126	100,213	100,213	268,126
South Africa	180,852	145,729	145,729	180,852
South Korea	69,342	110,536	110,536	69,342
Spain	—	205,442	205,442	—
Switzerland	75,237	304,708	304,708	75,237
Taiwan	102,224	—	—	102,224
United Kingdom	553,605	726,137	726,137	553,605

Total	$5,136,047	$4,707,997	$4,707,997	$5,136,047

[1] Systematic fair values were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

ACWI EX-US INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	25

Schedule of Investments September 30, 2014 (Unaudited)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Ally Auto Receivables Trust, Series 2012-4, Class A8, 0.80%, 10/16/17	$500	$499,771
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3, 1.09%, 3/20/18	1,000	1,001,553
Chase Issuance Trust:
Series 2012-A8, Class A8, 0.54%, 10/16/17	250	249,973
Series 2014-A1, Class A, 1.15%, 1/15/19	1,000	999,159
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	100	106,614
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	190,378
Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	1,000	998,043
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	735,113
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	1,000	1,020,287
Total Asset-Backed Securities — 0.4%		5,800,891

Corporate Bonds
Aerospace & Defense — 0.3%
The Boeing Co., 6.13%, 2/15/33	100	127,844
Crane Co., 4.45%, 12/15/23	125	131,039
Eaton Corp.:
2.75%, 11/02/22	250	241,041
4.00%, 11/02/32	200	197,857
General Dynamics Corp., 3.88%, 7/15/21	50	53,333
Honeywell International, Inc., 5.30%, 3/01/18	100	111,989
L-3 Communications Corp.:
3.95%, 11/15/16	250	262,803
1.50%, 5/28/17	250	248,168
4.95%, 2/15/21	250	271,741
3.95%, 5/28/24	290	287,741
Lockheed Martin Corp.:
3.35%, 9/15/21	250	257,257
4.07%, 12/15/42	100	94,861
Northrop Grumman Corp.:
1.75%, 6/01/18	250	247,784
4.75%, 6/01/43	125	128,483
Corporate Bonds	Par (000)	Value
Aerospace & Defense (concluded)
Precision Castparts Corp.:
1.25%, 1/15/18	$75	$74,029
2.50%, 1/15/23	150	143,383
Raytheon Co., 4.70%, 12/15/41	100	107,308
Textron, Inc., 3.65%, 3/01/21	350	358,613
Tyco Electronics Group SA, 3.45%, 8/01/24	75	75,136
United Technologies Corp.:
1.80%, 6/01/17	250	253,693
3.10%, 6/01/22	100	99,945
5.70%, 4/15/40	50	60,836
4.50%, 6/01/42	700	732,464

		4,567,348
Agriculture, Fishing & Ranching — 0.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	150	155,358
Air Freight & Logistics — 0.0%
FedEx Corp.:
4.00%, 1/15/24	250	257,566
3.88%, 8/01/42	50	45,036
United Parcel Service, Inc.:
5.13%, 4/01/19	50	56,271
6.20%, 1/15/38	100	129,800

		488,673
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/23	189	202,481
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 4/11/24	48	49,084
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 5/07/20	90	97,078
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/25	200	209,000

		557,643
Auto Components — 0.1%
Delphi Corp.:
5.00%, 2/15/23	250	267,750
4.15%, 3/15/24	250	255,034
Johnson Controls, Inc.:
1.40%, 11/02/17	500	495,831
3.63%, 7/02/24	80	79,328

		1,097,943
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	100	151,063

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Automobiles (concluded)
Ford Motor Co.:
7.45%, 7/16/31	$150	$198,049
4.75%, 1/15/43	350	350,293
Toyota Motor Credit Corp.:
2.10%, 1/17/19	250	250,529
2.13%, 7/18/19	350	348,857

		1,298,791
Banks — 2.9%
Abbey National Treasury Services PLC:
4.00%, 4/27/16	150	156,892
1.38%, 3/13/17	250	249,947
1.65%, 9/29/17	250	249,537
Asian Development Bank:
1.75%, 9/11/18	500	503,018
1.88%, 4/12/19	500	502,775
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/17	250	249,183
2.25%, 6/13/19	250	249,423
Bancolombia SA, 5.95%, 6/03/21	100	109,750
Bank of Montreal, 2.50%, 1/11/17	150	154,446
The Bank of New York Mellon Corp.:
0.70%, 10/23/15	350	350,437
2.30%, 7/28/16	50	51,331
1.35%, 3/06/18	250	246,460
2.20%, 5/15/19	250	248,388
2.30%, 9/11/19	500	495,885
3.55%, 9/23/21	50	51,938
Bank of Nova Scotia:
2.90%, 3/29/16	100	103,220
1.38%, 7/15/16	250	252,305
1.10%, 12/13/16	500	500,834
1.30%, 7/21/17	250	248,743
1.38%, 12/18/17	100	98,823
2.05%, 10/30/18	250	249,301
Barclays Bank PLC:
5.00%, 9/22/16	175	187,859
5.13%, 1/08/20	200	224,418
3.75%, 5/15/24	250	248,440
BB&T Corp.:
2.05%, 6/19/18	500	501,879
5.25%, 11/01/19	100	112,221
BBVA US Senior SAU, 4.66%, 10/09/15	250	259,447
BNP Paribas SA:
2.38%, 9/14/17	250	254,296
2.40%, 12/12/18	500	501,424
5.00%, 1/15/21	100	111,082
3.25%, 3/03/23	250	246,260
Corporate Bonds	Par (000)	Value
Banks (continued)
BPCE SA:
2.50%, 12/10/18	$250	$250,610
4.00%, 4/15/24	250	251,900
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	253,106
3.80%, 10/30/26	250	248,844
Commonwealth Bank of Australia, New York, 2.25%, 3/13/19	250	249,814
Compass Bank, 2.75%, 9/29/19	250	249,746
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/18	250	249,766
2.25%, 1/14/19	250	251,035
4.63%, 12/01/23	500	518,006
5.25%, 5/24/41	25	28,042
Credit Suisse, New York:
1.38%, 5/26/17	850	845,193
2.30%, 5/28/19	600	594,024
5.40%, 1/14/20	150	167,314
Discover Bank/Greenwood Delaware:
2.00%, 2/21/18	600	597,113
7.00%, 4/15/20	500	591,530
Export-Import Bank of Korea:
4.00%, 1/11/17	400	421,580
1.75%, 2/27/18	500	495,185
Fifth Third Bancorp:
3.63%, 1/25/16	50	51,760
0.90%, 2/26/16	500	500,945
1.45%, 2/28/18	200	197,519
2.88%, 10/01/21	200	196,877
3.50%, 3/15/22	100	101,904
4.30%, 1/16/24	250	257,316
HSBC Bank USA NA, 4.88%, 8/24/20	500	552,515
HSBC Holdings PLC:
4.88%, 1/14/22	150	166,836
4.00%, 3/30/22	600	631,430
4.25%, 3/14/24	500	505,902
6.50%, 5/02/36	200	245,245
6.80%, 6/01/38	250	320,691
5.25%, 3/14/44	250	265,414
HSBC USA, Inc., 2.25%, 6/23/19	250	248,975
The Huntington National Bank, 1.38%, 4/24/17	250	249,563
Intesa Sanpaolo SpA:
3.13%, 1/15/16	250	255,748
3.88%, 1/16/18	200	208,549
5.25%, 1/12/24	250	266,852
KeyCorp:
2.30%, 12/13/18	340	339,820
5.10%, 3/24/21	100	111,385

2	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (continued)
KFW:
0.50%, 4/19/16	$1,000	$999,991
2.00%, 6/01/16	500	512,140
0.50%, 7/15/16	500	499,080
2.13%, 1/17/23	200	194,017
The Korea Development Bank:
3.25%, 3/09/16	100	102,992
1.50%, 1/22/18	200	196,473
3.00%, 3/17/19	350	357,216
Lloyds Bank PLC:
2.30%, 11/27/18	500	501,140
2.35%, 9/05/19	350	347,292
Lloyds TSB Bank PLC, 4.20%, 3/28/17	50	53,468
Manufacturers & Traders Trust Co.:
1.40%, 7/25/17	250	249,561
1.45%, 3/07/18	250	246,958
MUFG Union Bank NA, 2.63%, 9/26/18	250	254,157
Oesterreichische Kontrollbank AG:
2.00%, 6/03/16	100	102,375
1.63%, 3/12/19	500	496,695
PNC Bank NA (a):
2.25%, 7/02/19	350	348,244
2.95%, 1/30/23	250	242,642
PNC Funding Corp. (a):
5.63%, 2/01/17	150	163,520
3.30%, 3/08/22	150	150,801
Rabobank Nederland:
3.38%, 1/19/17	300	314,623
3.88%, 2/08/22	150	158,007
Regions Financial Corp., 2.00%, 5/15/18	250	247,048
Royal Bank of Canada:
0.85%, 3/08/16	250	250,230
1.45%, 9/09/16	250	252,520
1.20%, 1/23/17	500	499,955
1.25%, 6/16/17	250	249,379
2.20%, 7/27/18	250	252,950
Santander Holdings USA, Inc., 3.45%, 8/27/18	250	260,652
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17	250	248,588
1.80%, 7/18/17	250	251,605
2.45%, 1/10/19	250	252,653
3.95%, 1/10/24	250	262,310
SunTrust Banks, Inc.:
3.50%, 1/20/17	50	52,442
2.35%, 11/01/18	250	250,599
2.50%, 5/01/19	350	351,308
Svenska Handelsbanken AB, 1.63%, 3/21/18	250	248,810
Corporate Bonds	Par (000)	Value
Banks (concluded)
The Toronto-Dominion Bank:
2.38%, 10/19/16	$50	$51,395
1.40%, 4/30/18	250	245,972
US Bancorp:
1.65%, 5/15/17	250	252,275
1.95%, 11/15/18	225	224,539
4.13%, 5/24/21	50	53,995
3.70%, 1/30/24	500	515,493
Wachovia Corp., 5.63%, 10/15/16	250	272,156
Wells Fargo & Co.:
1.25%, 7/20/16	250	251,454
2.63%, 12/15/16	100	103,463
2.10%, 5/08/17	150	152,981
1.40%, 9/08/17	500	498,516
5.63%, 12/11/17	250	279,880
1.50%, 1/16/18	250	248,550
2.15%, 1/15/19	250	250,284
2.13%, 4/22/19	350	345,752
3.00%, 1/22/21	250	252,417
3.50%, 3/08/22	500	511,079
3.45%, 2/13/23	450	442,188
4.13%, 8/15/23	250	258,481
4.48%, 1/16/24	250	263,629
4.10%, 6/03/26	520	518,172
5.38%, 11/02/43	150	163,834
5.61%, 1/15/44	306	344,852
Westpac Banking Corp.:
1.60%, 1/12/18	250	249,262
2.25%, 1/17/19	350	352,024
4.88%, 11/19/19	50	55,775

		37,488,875
Beverages — 0.6%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	129,326
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/16	250	250,686
1.25%, 1/17/18	750	736,435
2.15%, 2/01/19	500	497,372
3.70%, 2/01/24	250	251,409
4.00%, 1/17/43	150	137,964
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	500	499,333
7.75%, 1/15/19	250	301,822
2.50%, 7/15/22	200	188,988
8.20%, 1/15/39	150	227,460
3.75%, 7/15/42	50	44,859
Beam, Inc., 1.88%, 5/15/17	100	100,538
The Coca-Cola Co.:
1.80%, 9/01/16	50	50,987
1.15%, 4/01/18	250	246,005

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Beverages (concluded)
The Coca-Cola Co. (concluded):
1.65%, 11/01/18	$500	$496,323
4.88%, 3/15/19	150	167,830
2.45%, 11/01/20	350	351,735
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	251,064
Diageo Capital PLC:
1.50%, 5/11/17	200	201,001
5.75%, 10/23/17	100	112,346
3.88%, 4/29/43	125	116,420
Diageo Investment Corp., 2.88%, 5/11/22	100	98,033
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	25,219
2.70%, 11/15/22	100	96,395
Molson Coors Brewing Co., 3.50%, 5/01/22	75	75,357
PepsiCo, Inc.:
0.70%, 2/26/16	500	501,076
1.25%, 8/13/17	500	498,546
2.25%, 1/07/19	250	252,312
2.75%, 3/05/22	250	245,575
2.75%, 3/01/23	300	289,511
3.60%, 3/01/24	250	256,232
4.88%, 11/01/40	100	107,905

		7,806,064
Biotechnology — 0.3%
Amgen, Inc.:
2.13%, 5/15/17	300	305,344
1.25%, 5/22/17	250	248,686
2.20%, 5/22/19	250	247,350
3.45%, 10/01/20	100	103,527
4.10%, 6/15/21	500	531,799
5.15%, 11/15/41	550	580,507
Celgene Corp.:
2.25%, 5/15/19	500	497,668
3.25%, 8/15/22	150	148,989
5.25%, 8/15/43	145	157,420
Gilead Sciences, Inc.:
3.05%, 12/01/16	150	156,251
3.70%, 4/01/24	500	510,720
5.65%, 12/01/41	50	58,578

		3,546,839
Building Products — 0.0%
Owens Corning, 4.20%, 12/15/22	150	152,661
Capital Markets — 1.0%
Ameriprise Financial, Inc., 4.00%, 10/15/23	150	156,856
The Charles Schwab Corp.:
2.20%, 7/25/18	75	75,842
4.45%, 7/22/20	100	109,914
Corporate Bonds	Par (000)	Value
Capital Markets (continued)
FMS Wertmanagement AoeR, 1.13%, 10/14/16	$250	$251,768
Franklin Resources, Inc., 2.80%, 9/15/22	150	146,458
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	400	413,369
5.95%, 1/18/18	300	335,848
2.38%, 1/22/18	250	252,595
2.90%, 7/19/18	500	512,153
2.63%, 1/31/19	500	498,714
7.50%, 2/15/19	150	178,863
5.75%, 1/24/22	350	398,011
3.63%, 1/22/23	150	148,902
4.00%, 3/03/24	425	428,051
3.85%, 7/08/24	500	497,048
6.13%, 2/15/33	400	478,719
6.75%, 10/01/37	650	775,962
4.80%, 7/08/44	250	251,389
Invesco Finance PLC, 4.00%, 1/30/24	250	260,717
Lazard Group LLC, 4.25%, 11/14/20	150	156,813
Legg Mason, Inc., 5.63%, 1/15/44	325	353,694
Morgan Stanley:
1.75%, 2/25/16	750	757,999
5.75%, 10/18/16	225	244,713
4.75%, 3/22/17	350	376,114
6.63%, 4/01/18	500	572,612
2.38%, 7/23/19	500	492,094
5.63%, 9/23/19	250	281,419
5.50%, 7/28/21	100	112,631
4.88%, 11/01/22	500	528,241
3.75%, 2/25/23	450	449,415
4.10%, 5/22/23	250	249,310
5.00%, 11/24/25	250	261,452
4.35%, 9/08/26	500	491,408
7.25%, 4/01/32	50	66,352
6.38%, 7/24/42	50	62,427
Series F, 3.88%, 4/29/24	250	249,741
Murray Street Investment Trust I, 4.65%, 3/09/17 (b)	200	214,072
The NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	250,227
Nomura Holdings, Inc.:
2.00%, 9/13/16	250	252,469
2.75%, 3/19/19	250	250,438
Raymond James Financial, Inc., 4.25%, 4/15/16	100	104,792
State Street Corp.:
2.88%, 3/07/16	100	103,211

4	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
State Street Corp. (concluded):
3.10%, 5/15/23	$250	$242,469

		13,295,292
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	50	48,626
3.50%, 6/01/23	250	247,086
Airgas, Inc., 2.38%, 2/15/20	250	246,115
CF Industries, Inc.:
6.88%, 5/01/18	200	231,632
3.45%, 6/01/23	250	245,072
5.15%, 3/15/34	250	263,441
Cytec Industries, Inc., 3.50%, 4/01/23	250	244,993
The Dow Chemical Co.:
8.55%, 5/15/19	100	125,683
4.25%, 11/15/20	300	319,633
4.13%, 11/15/21	50	52,539
3.00%, 11/15/22	250	241,095
5.25%, 11/15/41	100	103,739
4.63%, 10/01/44	250	240,604
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	372,413
2.80%, 2/15/23	250	242,208
Eastman Chemical Co., 3.60%, 8/15/22	200	201,556
Ecolab, Inc., 4.35%, 12/08/21	150	162,507
LYB International Finance BV:
4.00%, 7/15/23	200	206,918
5.25%, 7/15/43	75	80,794
LyondellBasell Industries NV, 6.00%, 11/15/21	250	291,496
Methanex Corp., 3.25%, 12/15/19	250	253,805
Monsanto Co.:
4.20%, 7/15/34	50	50,365
4.40%, 7/15/44	350	346,862
The Mosaic Co.:
3.75%, 11/15/21	50	51,873
5.45%, 11/15/33	250	276,339
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/01/17	250	262,632
3.63%, 3/15/24	250	254,555
Praxair, Inc., 1.25%, 11/07/18	250	243,895
Rohm & Haas Co., 7.85%, 7/15/29	250	343,726
The Sherwin-Williams Co., 1.35%, 12/15/17	200	199,259

		6,451,461
Commercial Services & Supplies — 0.1%
3M Co., 1.63%, 6/15/19	350	344,169
Corporate Bonds	Par (000)	Value
Commercial Services & Supplies (concluded)
Pitney Bowes, Inc., 4.63%, 3/15/24	$350	$354,780
Republic Services, Inc.:
5.25%, 11/15/21	50	56,653
3.55%, 6/01/22	250	254,061
Vanderbilt University, 5.25%, 4/01/19	100	113,144
Waste Management, Inc.:
4.60%, 3/01/21	100	110,200
2.90%, 9/15/22	200	195,984

		1,428,991
Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.13%, 3/01/19	500	499,748
2.90%, 3/04/21	125	126,191
5.50%, 1/15/40	350	406,346
Motorola Solutions, Inc.:
3.50%, 9/01/21	500	492,946
3.75%, 5/15/22	150	148,742
3.50%, 3/01/23	250	241,700

		1,915,673
Computer Services Software & Systems — 0.0%
Perrigo Co. PLC., 2.30%, 11/08/18 (c)	250	248,332
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	150,862
2.88%, 5/08/22	100	98,835
URS Corp., 3.85%, 4/01/17	100	103,211

		352,908
Consumer Finance — 0.3%
American Express Co.:
1.55%, 5/22/18	250	246,313
2.65%, 12/02/22	230	221,728
4.05%, 12/03/42	67	63,395
Capital One Bank USA NA:
1.30%, 6/05/17	250	248,669
2.25%, 2/13/19	250	247,758
2.95%, 7/23/21	250	245,868
Capital One Financial Corp.:
1.00%, 11/06/15	200	200,558
2.45%, 4/24/19	250	248,951
3.50%, 6/15/23	110	108,955
Caterpillar Financial Services Corp.:
0.70%, 2/26/16	700	700,775
3.30%, 6/09/24	250	249,319

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Consumer Finance (concluded)
HSBC Finance Corp.:
5.50%, 1/19/16	$500	$529,240
6.68%, 1/15/21	161	188,737
MasterCard, Inc., 3.38%, 4/01/24	250	251,359
Synchrony Financial, 3.75%, 8/15/21	500	504,516

		4,256,141
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	264,412
Diversified Financial Services — 2.8%
Air Lease Corp.:
2.13%, 1/15/18	175	173,688
3.38%, 1/15/19	250	253,125
3.88%, 4/01/21	175	176,750
American Express Credit Corp.:
2.38%, 3/24/17	100	102,330
1.13%, 6/05/17	500	496,484
1.55%, 9/22/17	105	104,928
2.13%, 3/18/19	400	398,362
2.25%, 8/15/19	250	248,251
American Honda Finance Corp., 2.13%, 10/10/18	500	502,442
Bank of America Corp.:
3.63%, 3/17/16	150	155,425
6.05%, 5/16/16	500	536,856
3.75%, 7/12/16	350	365,361
3.88%, 3/22/17	300	315,834
1.70%, 8/25/17	250	248,920
2.00%, 1/11/18	1,050	1,045,434
6.88%, 4/25/18	400	461,362
2.60%, 1/15/19	1,250	1,247,565
5.63%, 7/01/20	150	169,379
5.00%, 5/13/21	100	109,816
5.70%, 1/24/22	100	114,574
3.30%, 1/11/23	250	243,830
4.13%, 1/22/24	500	509,553
4.00%, 4/01/24	500	505,210
4.20%, 8/26/24	250	247,838
6.11%, 1/29/37	100	114,464
7.75%, 5/14/38	200	270,254
5.88%, 2/07/42	100	119,821
4.88%, 4/01/44	175	181,452
Series L, 2.65%, 4/01/19	500	498,467
Boeing Capital Corp., 4.70%, 10/27/19	250	278,592
Capital One Bank USA NA, 3.38%, 2/15/23	350	342,911
Citigroup, Inc.:
1.25%, 1/15/16	250	251,290
3.95%, 6/15/16	150	157,543
1.70%, 7/25/16	250	252,534
Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (concluded):
4.45%, 1/10/17	$400	$426,189
1.35%, 3/10/17	250	249,327
2.50%, 9/26/18	350	352,276
8.50%, 5/22/19	250	312,492
2.50%, 7/29/19	250	247,772
4.05%, 7/30/22	250	253,208
3.38%, 3/01/23	500	492,323
3.50%, 5/15/23	250	239,673
3.88%, 10/25/23	250	253,862
3.75%, 6/16/24	500	498,456
6.63%, 6/15/32	100	120,862
6.13%, 8/25/36	250	286,642
6.88%, 3/05/38	100	131,987
8.13%, 7/15/39	75	111,138
5.88%, 1/30/42	150	180,783
Deutsche Bank AG, London:
3.25%, 1/11/16	300	309,204
1.40%, 2/13/17	500	499,806
2.50%, 2/13/19	250	251,318
3.70%, 5/30/24	215	213,134
Ford Motor Credit Co. LLC:
1.70%, 5/09/16	750	756,307
4.25%, 2/03/17	250	265,087
1.72%, 12/06/17	250	248,238
2.38%, 1/16/18	250	252,304
2.38%, 3/12/19	500	494,935
4.38%, 8/06/23	220	230,547
General Electric Capital Corp.:
2.25%, 11/09/15	100	101,760
1.00%, 1/08/16	1,000	1,003,795
1.50%, 7/12/16	250	253,036
2.90%, 1/09/17	100	103,860
5.63%, 5/01/18	300	339,162
2.30%, 1/14/19	750	757,393
6.00%, 8/07/19	100	116,628
4.38%, 9/16/20	50	54,660
4.63%, 1/07/21	250	275,531
4.65%, 10/17/21	200	220,294
3.10%, 1/09/23	500	494,844
3.45%, 5/15/24	300	300,888
6.75%, 3/15/32	500	659,218
5.88%, 1/14/38	750	904,624
6.38%, 11/15/67 (d)	250	270,625
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18	250	253,832
Jefferies Group LLC:
8.50%, 7/15/19	125	154,451
5.13%, 1/20/23	150	159,434
John Deere Capital Corp.:
0.75%, 1/22/16	250	250,616
1.95%, 12/13/18	500	498,956
2.25%, 4/17/19	100	100,811

6	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
John Deere Capital Corp. (concluded):
2.80%, 3/04/21	$250	$251,274
3.90%, 7/12/21	50	53,506
JPMorgan Chase & Co.:
1.10%, 10/15/15	250	251,040
3.15%, 7/05/16	300	310,487
1.35%, 2/15/17	500	498,910
2.00%, 8/15/17	250	252,131
1.80%, 1/25/18	250	249,463
1.63%, 5/15/18	500	493,005
2.35%, 1/28/19	500	497,590
4.50%, 1/24/22	300	321,428
3.25%, 9/23/22	200	196,850
3.20%, 1/25/23	150	146,427
3.38%, 5/01/23	250	239,485
3.88%, 2/01/24	250	256,039
3.63%, 5/13/24	250	248,332
3.88%, 9/10/24	300	294,103
6.40%, 5/15/38	100	125,855
5.50%, 10/15/40	125	143,233
5.60%, 7/15/41	50	57,236
5.40%, 1/06/42	250	284,083
5.63%, 8/16/43	500	554,071
4.85%, 2/01/44	100	104,756
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	279,515
Leucadia National Corp., 5.50%, 10/18/23	150	156,755
Moody’s Corp.:
2.75%, 7/15/19	40	40,210
4.50%, 9/01/22	50	52,724
National Rural Utilities Cooperative Finance Corp.:
3.05%, 3/01/16	50	51,661
3.40%, 11/15/23	350	353,614
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,050,980
ORIX Corp., 3.75%, 3/09/17	100	105,080
PACCAR Financial Corp., 2.20%, 9/15/19	250	249,744
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17	175	175,090
6.40%, 10/21/19	250	290,852
The Royal Bank of Scotland PLC, 4.38%, 3/16/16	250	261,960
Toyota Motor Credit Corp.:
0.80%, 5/17/16	500	501,166
1.38%, 1/10/18	200	198,268
UBS AG/Stamford CT:
7.00%, 10/15/15	150	159,325
5.75%, 4/25/18	300	338,282
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
UBS AG/Stamford CT (concluded):
2.38%, 8/14/19	$800	$792,974

		37,040,437
Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
0.80%, 12/01/15	500	500,618
0.90%, 2/12/16	500	500,587
1.70%, 6/01/17	500	504,113
2.30%, 3/11/19	500	501,536
6.30%, 1/15/38	200	236,617
5.35%, 9/01/40	213	225,864
5.55%, 8/15/41	200	217,268
4.30%, 12/15/42	151	137,993
4.80%, 6/15/44	250	246,315
4.35%, 6/15/45	759	697,636
British Telecommunications PLC:
1.63%, 6/28/16	500	504,632
2.35%, 2/14/19	250	250,495
9.63%, 12/15/30	50	78,514
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	325	328,777
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	581,591
Embarq Corp.:
7.08%, 6/01/16	250	272,272
8.00%, 6/01/36	100	108,090
Orange SA:
2.75%, 9/14/16	200	206,014
2.75%, 2/06/19	500	505,971
4.13%, 9/14/21	150	158,311
5.38%, 1/13/42	225	245,118
Qwest Corp.:
6.50%, 6/01/17	150	165,946
6.75%, 12/01/21	50	57,319
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	104,363
Telefonica Emisiones SAU:
3.99%, 2/16/16	350	364,207
3.19%, 4/27/18	250	257,842
5.46%, 2/16/21	50	55,683
4.57%, 4/27/23	200	208,818
7.05%, 6/20/36	75	95,005
Telefonica Europe BV, 8.25%, 9/15/30	50	67,753
Verizon Communications, Inc.:
3.00%, 4/01/16	250	257,694
2.50%, 9/15/16	250	256,573
1.35%, 6/09/17	250	248,730
1.10%, 11/01/17	250	246,593
3.65%, 9/14/18	500	526,818
2.55%, 6/17/19	500	501,582

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc. (concluded):
2.63%, 2/21/20 (c)	$250	$246,864
3.50%, 11/01/21	400	404,683
5.15%, 9/15/23	500	553,684
4.15%, 3/15/24	250	258,137
7.75%, 12/01/30	100	137,394
6.40%, 9/15/33	500	609,109
5.05%, 3/15/34	500	529,755
6.40%, 2/15/38	200	242,274
6.00%, 4/01/41	250	291,210
3.85%, 11/01/42	250	218,312
6.55%, 9/15/43	1,250	1,561,740
5.01%, 8/21/54 (c)	250	251,187

		15,727,607
Electric Utilities — 1.3%
Alabama Power Co., 5.50%, 10/15/17	100	111,531
Ameren Illinois Co.:
2.70%, 9/01/22	100	98,400
4.30%, 7/01/44	250	252,332
American Electric Power Co., Inc.:
1.65%, 12/15/17	200	199,913
Series F, 2.95%, 12/15/22	500	487,932
Berkshire Hathaway Energy Co.:
2.00%, 11/15/18	500	495,926
6.13%, 4/01/36	250	309,386
5.15%, 11/15/43	250	277,121
CenterPoint Energy Houston Electric LLC:
3.55%, 8/01/42	100	91,736
4.50%, 4/01/44	250	264,623
Commonwealth Edison Co.:
2.15%, 1/15/19	500	502,202
5.90%, 3/15/36	50	62,477
The Connecticut Light & Power Co., 2.50%, 1/15/23	150	143,702
Consumers Energy Co., 4.35%, 8/31/64	200	198,608
DTE Electric Co.:
4.00%, 4/01/43	150	145,427
4.30%, 7/01/44	250	254,888
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	127,587
Duke Energy Corp.:
1.63%, 8/15/17	250	250,986
3.95%, 10/15/23	250	260,165
3.75%, 4/15/24	500	512,592
Duke Energy Indiana, Inc.:
4.20%, 3/15/42	150	151,363
4.90%, 7/15/43	250	280,672
Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress, Inc.:
4.10%, 5/15/42	$150	$149,155
4.38%, 3/30/44	100	103,561
Entergy Corp., 4.70%, 1/15/17	150	160,429
Entergy Louisiana LLC, 4.05%, 9/01/23	250	267,001
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	174,589
Florida Power & Light Co.:
2.75%, 6/01/23	250	244,178
5.95%, 2/01/38	50	63,067
4.05%, 6/01/42	150	149,519
Georgia Power Co.:
0.63%, 11/15/15	250	250,124
4.30%, 3/15/42	200	199,863
Great Plains Energy, Inc., 5.29%, 6/15/22 (b)	150	170,625
Indiana Michigan Power Co., 6.05%, 3/15/37	175	214,657
Kentucky Utilities Co., 3.25%, 11/01/20	250	258,770
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	51,944
MidAmerican Energy Co., 4.40%, 10/15/44	250	257,437
Nevada Power Co., 5.45%, 5/15/41	50	60,557
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,000	1,012,448
Nisource Finance Corp.:
5.95%, 6/15/41	50	58,401
5.25%, 2/15/43	75	80,827
Northeast Utilities, 1.45%, 5/01/18	250	246,022
Northern States Power Co., 3.40%, 8/15/42	200	177,655
Oglethorpe Power Corp., 4.55%, 6/01/44	250	250,023
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	126,228
5.30%, 6/01/42	75	88,360
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	495,016
3.40%, 8/15/24	250	248,175
6.05%, 3/01/34	250	308,153
4.75%, 2/15/44	250	263,944
PacifiCorp:
2.95%, 2/01/22	100	100,603
2.95%, 6/01/23	300	296,647
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	248,927

8	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
PPL Capital Funding, Inc. (concluded):
3.40%, 6/01/23	$250	$246,340
Progress Energy, Inc.:
4.40%, 1/15/21	100	109,110
7.75%, 3/01/31	50	70,272
Public Service Co. of Colorado:
3.95%, 3/15/43	200	197,832
4.30%, 3/15/44	75	76,847
Public Service Electric & Gas Co.:
3.50%, 8/15/20	50	52,537
2.38%, 5/15/23	250	237,152
3.15%, 8/15/24	500	498,817
3.95%, 5/01/42	50	48,895
3.65%, 9/01/42	50	46,246
Series I, 1.80%, 6/01/19	250	246,662
Puget Energy, Inc., 5.63%, 7/15/22	500	573,731
South Carolina Electric & Gas Co., 4.60%, 6/15/43	250	262,956
Southern California Edison Co.:
5.00%, 1/15/16	100	105,582
5.50%, 3/15/40	50	60,838
4.05%, 3/15/42	150	146,971
Series 14-B, 1.13%, 5/01/17	500	498,244
The Toledo Edison Co., 6.15%, 5/15/37	100	120,463
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	403,450
4.00%, 1/15/43	250	241,590
4.45%, 2/15/44	150	155,663

		16,656,672
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	352,273
Emerson Electric Co.:
5.00%, 4/15/19	100	112,246
2.63%, 2/15/23	350	337,001
Pentair Finance SA:
1.88%, 9/15/17	250	250,902
3.15%, 9/15/22	300	292,199
Roper Industries, Inc., 3.13%, 11/15/22	150	146,127

		1,490,748
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	768,704
Corning, Inc.:
3.70%, 11/15/23	250	255,550
4.75%, 3/15/42	50	52,902
Jabil Circuit, Inc., 4.70%, 9/15/22	250	251,563
Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components (concluded)
Tyco Electronics Group SA:
6.55%, 10/01/17	$50	$56,934
3.50%, 2/03/22	100	102,222

		1,487,875
Energy Equipment & Services — 0.2%
Baker Hughes, Inc., 5.13%, 9/15/40	100	111,412
Ensco PLC:
3.25%, 3/15/16	100	103,007
4.70%, 3/15/21	100	105,000
4.50%, 10/01/24	250	250,842
FMC Technologies, Inc., 3.45%, 10/01/22	100	98,230
Halliburton Co.:
6.15%, 9/15/19	100	117,658
4.50%, 11/15/41	50	50,823
4.75%, 8/01/43	250	263,067
National Oilwell Varco, Inc., 3.95%, 12/01/42	150	141,371
Noble Holding International Ltd.:
2.50%, 3/15/17	150	152,708
5.25%, 3/15/42	50	45,580
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/01/42	250	242,067
Transocean, Inc.:
5.05%, 12/15/16	250	266,476
2.50%, 10/15/17	250	249,971
6.50%, 11/15/20	250	265,643
3.80%, 10/15/22	100	91,779
6.80%, 3/15/38	50	48,690

		2,604,324
Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 1.13%, 12/15/17	150	148,625
CVS Caremark Corp.:
2.25%, 8/12/19	500	494,920
2.75%, 12/01/22	400	381,657
4.00%, 12/05/23	500	520,658
The Kroger Co.:
6.15%, 1/15/20	100	116,247
3.30%, 1/15/21	500	506,951
3.40%, 4/15/22	100	100,273
5.15%, 8/01/43	125	133,665
Safeway, Inc.:
6.35%, 8/15/17	50	52,728
3.95%, 8/15/20	250	250,878
4.75%, 12/01/21	100	100,853
Sysco Corp., 2.35%, 10/02/19 (e)	1,000	1,000,021
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	800	809,290
1.13%, 4/11/18	250	246,607

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (concluded)
Wal-Mart Stores, Inc. (concluded):
3.63%, 7/08/20	$150	$159,655
3.30%, 4/22/24	350	353,990
6.20%, 4/15/38	250	319,254
5.63%, 4/15/41	500	605,661
4.00%, 4/11/43	150	145,911
4.75%, 10/02/43	250	270,793
Walgreen Co.:
1.80%, 9/15/17	200	200,723
3.10%, 9/15/22	200	193,504

		7,112,864
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	75	78,393
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	194,348
4.65%, 1/25/43	165	159,342
Delhaize Group SA, 4.13%, 4/10/19	150	157,886
General Mills, Inc., 3.15%, 12/15/21	150	152,271
Ingredion, Inc., 3.20%, 11/01/15	50	51,158
The JM Smucker Co., 3.50%, 10/15/21	50	51,646
Kellogg Co.:
1.88%, 11/17/16	200	203,036
Series B, 7.45%, 4/01/31	100	131,193
Kraft Foods Group, Inc.:
5.38%, 2/10/20	52	58,590
6.50%, 2/09/40	250	309,614
5.00%, 6/04/42	200	209,091
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	252,225
Mondelez International, Inc.:
4.13%, 2/09/16	150	156,511
2.25%, 2/01/19	250	248,179
5.38%, 2/10/20	48	54,420
4.00%, 2/01/24	250	256,167
6.50%, 2/09/40	350	438,838
Tyson Foods, Inc.:
2.65%, 8/15/19	500	500,935
4.50%, 6/15/22	150	158,975
4.88%, 8/15/34	70	72,044
Unilever Capital Corp.:
2.20%, 3/06/19	200	201,840
4.25%, 2/10/21	200	219,864

		4,316,566
Gas Utilities — 0.1%
AGL Capital Corp., 3.50%, 9/15/21	50	51,490
Corporate Bonds	Par (000)	Value
Gas Utilities (concluded)
Atmos Energy Corp., 4.15%, 1/15/43	$100	$99,513
National Fuel Gas Co., 3.75%, 3/01/23	300	297,051
Southern California Gas Co., 3.15%, 9/15/24	250	248,985

		697,039
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc.:
1.85%, 6/15/18	250	248,959
3.20%, 6/15/23	250	246,665
4.50%, 6/15/43	250	258,353
Boston Scientific Corp.:
6.00%, 1/15/20	100	114,012
4.13%, 10/01/23	100	102,419
CareFusion Corp., 3.30%, 3/01/23	200	194,855
Covidien International Finance SA:
2.95%, 6/15/23	250	241,439
6.55%, 10/15/37	25	32,628
Medtronic, Inc.:
1.38%, 4/01/18	300	295,421
4.13%, 3/15/21	50	53,860
3.63%, 3/15/24	400	408,246
4.00%, 4/01/43	150	141,608
St. Jude Medical, Inc., 3.25%, 4/15/23	150	148,369
Stryker Corp., 1.30%, 4/01/18	200	196,413

		2,683,247
Health Care Providers & Services — 0.7%
Aetna, Inc.:
1.50%, 11/15/17	250	248,986
4.13%, 6/01/21	250	267,049
2.75%, 11/15/22	250	239,106
6.75%, 12/15/37	50	65,882
4.75%, 3/15/44	25	25,418
AmerisourceBergen Corp., 1.15%, 5/15/17	250	248,375
Cardinal Health, Inc.:
1.70%, 3/15/18	750	742,732
3.20%, 6/15/22	50	49,668
4.60%, 3/15/43	50	50,844
Cigna Corp.:
2.75%, 11/15/16	100	103,362
4.00%, 2/15/22	25	26,284
5.38%, 2/15/42	50	55,083
Express Scripts Holding Co.:
2.65%, 2/15/17	350	359,908
2.25%, 6/15/19	350	345,096
4.75%, 11/15/21	300	327,623
3.50%, 6/15/24	250	244,790

10	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
Humana, Inc.:
3.15%, 12/01/22	$250	$244,040
4.95%, 10/01/44	250	250,601
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	100,803
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	101,143
4.00%, 11/01/23	100	102,411
McKesson Corp.:
3.25%, 3/01/16	250	258,107
2.28%, 3/15/19	500	496,353
2.85%, 3/15/23	150	143,474
4.88%, 3/15/44	250	257,426
Medco Health Solutions, Inc., 2.75%, 9/15/15	—	—
Quest Diagnostics, Inc.:
3.20%, 4/01/16	50	51,596
4.70%, 4/01/21	100	108,137
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	249,639
1.63%, 3/15/19	550	538,446
2.88%, 3/15/23	250	244,064
6.88%, 2/15/38	100	136,909
5.95%, 2/15/41	100	125,607
3.95%, 10/15/42	150	139,548
WellPoint, Inc.:
1.88%, 1/15/18	450	449,507
2.25%, 8/15/19	225	221,541
3.13%, 5/15/22	200	197,552
3.30%, 1/15/23	100	98,869
3.50%, 8/15/24	250	243,812
4.63%, 5/15/42	50	48,710
5.10%, 1/15/44	150	159,377
4.85%, 8/15/54	150	147,541

		8,515,419
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp.:
1.20%, 2/05/16	250	250,796
3.95%, 10/15/20	250	261,729
Hyatt Hotels Corp., 3.38%, 7/15/23	190	184,872
Marriott International, Inc.:
3.00%, 3/01/19	100	102,398
3.25%, 9/15/22	100	99,116
McDonald’s Corp.:
1.88%, 5/29/19	100	99,217
3.50%, 7/15/20	50	52,782
3.25%, 6/10/24	400	396,611
3.70%, 2/15/42	100	91,540
Starbucks Corp., 3.85%, 10/01/23	250	261,097
Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Starwood Hotels & Resorts Worldwide, Inc.:
3.13%, 2/15/23	$250	$239,594
4.50%, 10/01/34	250	243,104
Wyndham Worldwide Corp.:
2.50%, 3/01/18	500	501,526
4.25%, 3/01/22	50	50,624
Yum! Brands, Inc.:
5.30%, 9/15/19	100	110,939
5.35%, 11/01/43	100	108,761

		3,054,706
Household Durables — 0.0%
MDC Holdings, Inc., 6.00%, 1/15/43	100	91,500
Mohawk Industries, Inc., 3.85%, 2/01/23	125	124,012
Whirlpool Corp., 5.15%, 3/01/43	200	211,938

		427,450
Household Products — 0.1%
The Clorox Co., 3.05%, 9/15/22	50	49,174
Energizer Holdings, Inc., 4.70%, 5/19/21	50	51,554
Kimberly-Clark Corp.:
3.63%, 8/01/20	50	52,694
5.30%, 3/01/41	250	295,668
The Procter & Gamble Co.:
1.80%, 11/15/15	100	101,505
2.30%, 2/06/22	250	244,721

		795,316
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	515,287
5.60%, 6/15/42	50	53,418
Southern Power Co., 5.25%, 7/15/43	500	555,459

		1,124,164
Industrial Conglomerates — 0.2%
General Electric Co.:
0.85%, 10/09/15	750	753,247
5.25%, 12/06/17	250	277,363
2.70%, 10/09/22	150	146,001
4.50%, 3/11/44	500	518,373
Koninklijke Philips Electronics NV, 3.75%, 3/15/22	250	258,916

		1,953,900
Insurance — 1.1%
ACE INA Holdings, Inc.:
2.60%, 11/23/15	300	306,306

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (continued)
ACE INA Holdings, Inc. (concluded):
3.35%, 5/15/24	$250	$249,428
4.15%, 3/13/43	150	147,190
Aflac, Inc.:
2.65%, 2/15/17	250	257,701
3.63%, 6/15/23	250	251,798
Alleghany Corp.:
4.95%, 6/27/22	50	54,140
4.90%, 9/15/44	250	246,351
The Allstate Corp.:
3.15%, 6/15/23	250	249,091
4.50%, 6/15/43	150	153,556
American International Group, Inc.:
5.85%, 1/16/18	750	843,692
8.25%, 8/15/18	100	122,145
3.38%, 8/15/20	250	257,477
4.88%, 6/01/22	250	274,981
4.13%, 2/15/24	250	259,687
8.18%, 5/15/58 (d)	275	370,562
Aon Corp., 3.13%, 5/27/16	50	51,691
Aon PLC:
3.50%, 6/14/24	150	146,874
4.45%, 5/24/43	200	193,565
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	134,073
Assurant, Inc., 2.50%, 3/15/18	250	251,066
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	111,150
AXA SA, 8.60%, 12/15/30	50	67,250
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500	508,242
4.40%, 5/15/42	100	101,050
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	100	101,915
1.55%, 2/09/18	500	498,992
2.10%, 8/14/19	500	497,290
4.50%, 2/11/43	100	101,538
CNA Financial Corp.:
5.75%, 8/15/21	100	114,060
3.95%, 5/15/24	250	252,976
Genworth Holdings, Inc.:
8.63%, 12/15/16	250	286,807
7.70%, 6/15/20	50	59,940
4.90%, 8/15/23	100	103,057
The Hartford Financial Services Group, Inc.:
4.00%, 10/15/17	250	267,512
6.10%, 10/01/41	100	124,784
Lincoln National Corp.:
4.85%, 6/24/21	50	55,232
4.20%, 3/15/22	100	105,442
4.00%, 9/01/23	200	205,390
Corporate Bonds	Par (000)	Value
Insurance (concluded)
Loews Corp., 2.63%, 5/15/23	$250	$234,952
Markel Corp., 3.63%, 3/30/23	250	248,503
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	233,826
4.80%, 7/15/21	50	55,061
MetLife, Inc.:
4.75%, 2/08/21	200	220,963
3.60%, 4/10/24	350	353,723
6.40%, 12/15/36	100	111,500
4.13%, 8/13/42	300	284,085
Old Republic International Corp., 4.88%, 10/01/24	250	250,332
Principal Financial Group, Inc., 4.63%, 9/15/42	50	51,357
The Progressive Corp.:
3.75%, 8/23/21	50	52,787
4.35%, 4/25/44	100	100,760
Prudential Financial, Inc.:
3.00%, 5/12/16	150	154,842
2.35%, 8/15/19	350	347,319
5.38%, 6/21/20	350	396,145
8.88%, 6/15/38 (d)	100	120,625
5.63%, 6/15/43 (d)	100	104,220
5.10%, 8/15/43	250	263,893
5.20%, 3/15/44 (d)	100	100,688
The Travelers Cos., Inc.:
3.90%, 11/01/20	250	267,558
4.60%, 8/01/43	100	104,854
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	128,421
Voya Financial, Inc., 2.90%, 2/15/18	750	771,586
Willis Group Holdings PLC, 4.13%, 3/15/16	200	207,735
WR Berkley Corp., 4.63%, 3/15/22	200	213,858
XL Group PLC, Series E, 6.50% (d)(f)	150	145,125
XLIT Ltd., 5.75%, 10/01/21	100	115,679

		14,024,398
Internet & Catalog Retail — 0.0%
Amazon.com, Inc., 1.20%, 11/29/17	250	247,362
Internet Software & Services — 0.1%
Baidu, Inc.:
3.25%, 8/06/18	205	211,066
2.75%, 6/09/19	350	347,539
eBay, Inc.:
2.20%, 8/01/19	500	493,481
3.25%, 10/15/20	50	51,187
2.88%, 8/01/21	250	244,715
2.60%, 7/15/22	50	47,159
Expedia, Inc., 4.50%, 8/15/24	250	247,774

12	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Internet Software & Services (concluded)
Google, Inc.:
3.63%, 5/19/21	$25	$26,572
3.38%, 2/25/24	250	255,197

		1,924,690
IT Services — 0.3%
Fidelity National Information Services, Inc.:
1.45%, 6/05/17	250	248,542
2.00%, 4/15/18	250	248,460
3.50%, 4/15/23	25	24,641
Fiserv, Inc., 6.80%, 11/20/17	50	57,175
International Business Machines Corp.:
2.00%, 1/05/16	150	152,618
1.25%, 2/08/18	500	495,401
1.95%, 2/12/19	250	249,397
1.88%, 5/15/19	250	247,341
2.90%, 11/01/21	100	100,972
3.63%, 2/12/24	275	280,629
4.00%, 6/20/42	100	95,724
Total System Services, Inc., 2.38%, 6/01/18	250	248,243
The Western Union Co.:
2.88%, 12/10/17	250	257,389
6.20%, 11/17/36	25	25,748
Xerox Corp.:
5.63%, 12/15/19	100	113,006
2.80%, 5/15/20	500	493,024

		3,338,310
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	62,283
Mattel, Inc., 1.70%, 3/15/18	200	198,422

		260,705
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	200,245
Life Technologies Corp., 6.00%, 3/01/20	100	115,430
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/16	50	50,945
2.40%, 2/01/19	500	500,774
3.15%, 1/15/23	250	244,402

		1,111,796
Machinery — 0.2%
Caterpillar, Inc.:
5.70%, 8/15/16	100	109,160
3.90%, 5/27/21	50	53,510
3.40%, 5/15/24	500	504,088
5.20%, 5/27/41	100	113,428
Corporate Bonds	Par (000)	Value
Machinery (concluded)
Danaher Corp., 3.90%, 6/23/21	$50	$53,717
Deere & Co., 3.90%, 6/09/42	50	47,524
Flowserve Corp., 3.50%, 9/15/22	100	99,567
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	248,458
4.88%, 9/15/41	50	54,815
3.90%, 9/01/42	75	71,410
Ingersoll-Rand Global Holding Co., Ltd.:
6.88%, 8/15/18	50	58,559
2.88%, 1/15/19	500	510,697
Joy Global, Inc., 5.13%, 10/15/21	50	54,481
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	146,526
Trinity Acquisition PLC, 6.13%, 8/15/43	150	165,939
Trinity Industries, Inc., 4.55%, 10/01/24	250	250,438
Valmont Industries, Inc., 5.00%, 10/01/44	250	245,262

		2,787,579
Media — 1.2%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	108,645
3.00%, 9/15/22	650	631,448
4.00%, 10/01/23	500	517,671
6.20%, 12/15/34	100	121,429
6.15%, 2/15/41	150	177,973
4.75%, 9/15/44 (c)	250	251,015
CBS Corp.:
2.30%, 8/15/19	250	246,613
3.38%, 3/01/22	250	250,353
4.85%, 7/01/42	325	319,660
Cintas Corp. No 2, 4.30%, 6/01/21	25	27,109
Comcast Corp.:
5.15%, 3/01/20	350	396,702
3.60%, 3/01/24	250	254,340
4.25%, 1/15/33	650	657,890
4.20%, 8/15/34	235	232,982
6.45%, 3/15/37	200	255,608
4.65%, 7/15/42	150	154,890
COX Communications, Inc., 5.50%, 10/01/15	100	104,572
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	100	102,900
3.50%, 3/01/16	250	258,724
2.40%, 3/15/17	250	255,581
1.75%, 1/15/18	750	746,382
3.80%, 3/15/22	250	254,092
4.45%, 4/01/24	250	260,364

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	13

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. (concluded):
5.15%, 3/15/42	$150	$151,671
Discovery Communications LLC:
4.38%, 6/15/21	50	53,679
3.25%, 4/01/23	50	48,523
4.95%, 5/15/42	50	50,041
4.88%, 4/01/43	150	148,423
Grupo Televisa SAB, 5.00%, 5/13/45	200	197,578
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	252,390
NBCUniversal Media LLC:
4.38%, 4/01/21	100	108,935
2.88%, 1/15/23	250	245,234
5.95%, 4/01/41	500	610,299
Omnicom Group, Inc., 3.63%, 5/01/22	125	126,839
Thomson Reuters Corp.:
0.88%, 5/23/16	250	249,592
6.50%, 7/15/18	250	288,240
4.30%, 11/23/23	250	260,984
3.85%, 9/29/24	350	347,336
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	373,642
5.00%, 2/01/20	500	555,623
4.13%, 2/15/21	100	105,832
4.00%, 9/01/21	500	526,108
6.55%, 5/01/37	150	189,226
6.75%, 6/15/39	50	64,236
4.50%, 9/15/42	475	468,726
Time Warner, Inc.:
4.88%, 3/15/20	250	275,837
3.40%, 6/15/22	250	250,197
7.70%, 5/01/32	250	344,049
6.25%, 3/29/41	150	176,889
5.35%, 12/15/43	250	269,223
4.65%, 6/01/44	250	242,004
Viacom, Inc.:
2.50%, 9/01/18	500	506,284
3.13%, 6/15/22	150	147,144
3.25%, 3/15/23	200	195,539
3.88%, 4/01/24	250	248,962
4.38%, 3/15/43	70	64,449
5.85%, 9/01/43	100	111,117
The Walt Disney Co.:
3.75%, 6/01/21	50	53,375
2.35%, 12/01/22	300	287,915
WPP Finance 2010:
4.75%, 11/21/21	100	109,094
Corporate Bonds	Par (000)	Value
Media (concluded)
WPP Finance 2010 (concluded):
3.75%, 9/19/24	$250	$246,565

		15,538,743
Metals & Mining — 0.6%
Allegheny Technologies, Inc., 5.88%, 8/15/23	150	157,940
Barrick Gold Corp.:
3.85%, 4/01/22	350	336,690
4.10%, 5/01/23	500	480,447
Barrick North America Finance LLC, 5.70%, 5/30/41	50	48,308
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	100	101,013
2.05%, 9/30/18	175	175,791
2.88%, 2/24/22	250	248,960
5.00%, 9/30/43	350	383,959
Carpenter Technology Corp., 4.45%, 3/01/23	250	256,581
Freeport-McMoRan Copper & Gold, Inc.:
2.15%, 3/01/17	100	101,703
3.10%, 3/15/20	200	198,433
3.55%, 3/01/22	50	48,857
5.45%, 3/15/43	350	356,870
Goldcorp, Inc.:
2.13%, 3/15/18	150	149,601
3.63%, 6/09/21	500	506,152
Kinross Gold Corp., 5.95%, 3/15/24 (c)	200	203,435
Newmont Mining Corp.:
3.50%, 3/15/22	700	649,044
4.88%, 3/15/42	50	42,154
Nucor Corp., 5.20%, 8/01/43	250	262,423
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	25,701
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	51,298
4.13%, 5/20/21	150	160,467
Rio Tinto Finance USA PLC:
1.63%, 8/21/17	250	251,344
2.25%, 12/14/18	1,000	1,004,063
2.88%, 8/21/22	100	96,409
4.75%, 3/22/42	100	101,788
Southern Copper Corp., 6.75%, 4/16/40	100	111,168
Teck Resources Ltd.:
3.00%, 3/01/19	450	446,722
4.75%, 1/15/22	300	308,389
3.75%, 2/01/23	100	94,118
5.20%, 3/01/42	50	45,686
Vale Overseas Ltd.:
4.38%, 1/11/22	250	251,833

14	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Vale Overseas Ltd. (concluded):
6.88%, 11/21/36	$200	$225,500
Vale SA, 5.63%, 9/11/42	250	244,605

		8,127,452
Multi-Utilities — 0.2%
CMS Energy Corp., 4.70%, 3/31/43	200	202,070
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	118,917
3.95%, 3/01/43	150	141,922
4.45%, 3/15/44	250	254,159
Series 12-A, 4.20%, 3/15/42	150	147,495
Dominion Resources, Inc.:
1.40%, 9/15/17	250	248,251
4.45%, 3/15/21	500	541,833
4.90%, 8/01/41	50	53,061
ONE Gas, Inc., 4.66%, 2/01/44 (c)	250	273,002
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	260,896
4.30%, 4/01/42	100	103,210
SCANA Corp., 4.13%, 2/01/22	100	103,170
Sempra Energy:
2.30%, 4/01/17	250	255,164
4.05%, 12/01/23	250	262,433
3.55%, 6/15/24	250	251,877

		3,217,460
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	240,778
Kohl’s Corp., 4.00%, 11/01/21	50	51,976
Nordstrom, Inc., 4.00%, 10/15/21	100	106,968
Target Corp.:
2.90%, 1/15/22	150	148,461
3.50%, 7/01/24	500	500,480
4.00%, 7/01/42	350	324,806

		1,373,469
Oil, Gas & Consumable Fuels — 2.9%
Alberta Energy Co., Ltd., 7.38%, 11/01/31	50	65,554
Anadarko Petroleum Corp.:
6.38%, 9/15/17	750	850,138
6.45%, 9/15/36	100	121,862
4.50%, 7/15/44	250	240,878
Apache Corp.:
3.25%, 4/15/22	145	145,304
6.00%, 1/15/37	100	117,918
4.75%, 4/15/43	250	249,834
4.25%, 1/15/44	100	92,664
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines LP, 3.38%, 2/01/23	$200	$186,121
BP Capital Markets PLC:
3.20%, 3/11/16	100	103,569
1.85%, 5/05/17	250	252,672
1.38%, 5/10/18	250	245,516
2.24%, 9/26/18	300	300,946
2.24%, 5/10/19	500	496,940
4.74%, 3/11/21	50	55,164
3.25%, 5/06/22	100	99,248
3.99%, 9/26/23	250	258,708
Buckeye Partners LP, 4.15%, 7/01/23	250	250,747
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	100	102,812
3.80%, 4/15/24	250	253,139
6.25%, 3/15/38	50	61,069
Cenovus Energy, Inc.:
5.70%, 10/15/19	150	171,973
3.00%, 8/15/22	100	97,678
5.20%, 9/15/43	250	267,422
Chevron Corp., 2.43%, 6/24/20	550	555,951
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	300	278,766
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	506,756
ConocoPhillips, 6.50%, 2/01/39	650	850,915
ConocoPhillips Co., 1.05%, 12/15/17	250	246,545
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	133,488
Continental Resources, Inc.:
5.00%, 9/15/22	250	263,750
4.50%, 4/15/23	300	310,758
3.80%, 6/01/24	250	244,879
DCP Midstream Operating LP:
3.88%, 3/15/23	225	225,273
5.60%, 4/01/44	50	54,979
Devon Energy Corp.:
1.88%, 5/15/17	250	252,298
2.25%, 12/15/18	500	498,860
4.00%, 7/15/21	150	158,403
4.75%, 5/15/42	200	198,949
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	250	231,737
Ecopetrol SA:
7.63%, 7/23/19	100	118,720
5.88%, 9/18/23	350	386,312
5.88%, 5/28/45	250	253,125
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	200	215,182

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	15

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners LP, 2.40%, 5/15/19 (c)	$350	$346,338
Enbridge Energy Partners LP, 4.20%, 9/15/21	100	105,546
Enbridge, Inc., 3.50%, 6/10/24	65	63,959
Encana Corp., 3.90%, 11/15/21	200	206,424
Energy Transfer Partners LP:
9.70%, 3/15/19	44	56,304
5.20%, 2/01/22	250	268,049
3.60%, 2/01/23	150	146,010
4.90%, 2/01/24	250	261,310
5.95%, 10/01/43	150	160,807
Enterprise Products Operating LLC:
3.35%, 3/15/23	250	246,055
3.90%, 2/15/24	125	126,844
5.95%, 2/01/41	150	178,545
4.45%, 2/15/43	75	72,369
4.85%, 3/15/44	200	203,150
5.10%, 2/15/45	250	263,702
EOG Resources, Inc.:
2.50%, 2/01/16	50	51,186
5.63%, 6/01/19	150	172,098
2.45%, 4/01/20	375	372,272
EQT Corp., 4.88%, 11/15/21	50	54,633
Exxon Mobil Corp.:
1.82%, 3/15/19	500	499,832
3.18%, 3/15/24	250	254,774
Hess Corp.:
8.13%, 2/15/19	200	246,547
5.60%, 2/15/41	300	337,892
Husky Energy, Inc.:
3.95%, 4/15/22	150	155,463
4.00%, 4/15/24	350	358,995
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	244,271
3.50%, 3/01/21	375	376,273
3.95%, 9/01/22	225	223,366
4.15%, 2/01/24	250	246,889
4.25%, 9/01/24	155	153,296
6.50%, 2/01/37	100	113,398
5.00%, 8/15/42	75	70,655
5.00%, 3/01/43	200	184,914
5.40%, 9/01/44	250	245,836
Marathon Oil Corp.:
5.90%, 3/15/18	100	113,066
2.80%, 11/01/22	150	143,556
Marathon Petroleum Corp.:
3.50%, 3/01/16	250	258,624
5.13%, 3/01/21	150	167,093
3.63%, 9/15/24	115	112,569
4.75%, 9/15/44	250	239,991
Murphy Oil Corp., 4.00%, 6/01/22	100	100,909
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc.:
5.00%, 9/15/20	$50	$54,752
4.63%, 9/15/21	250	268,686
Nexen, Inc., 6.40%, 5/15/37	100	121,859
Noble Energy, Inc.:
4.15%, 12/15/21	150	159,016
5.25%, 11/15/43	250	263,715
Occidental Petroleum Corp., 4.10%, 2/01/21	50	53,946
ONEOK Partners LP:
2.00%, 10/01/17	250	251,424
3.38%, 10/01/22	500	487,563
6.13%, 2/01/41	50	56,868
Petrobras Global Finance BV:
3.25%, 3/17/17	500	505,985
3.00%, 1/15/19	500	487,005
6.25%, 3/17/24	250	261,907
5.63%, 5/20/43	200	177,153
7.25%, 3/17/44	125	135,080
Petrobras International Finance Co.:
3.50%, 2/06/17	500	508,690
5.75%, 1/20/20	400	420,884
5.38%, 1/27/21	500	505,410
Petroleos Mexicanos:
5.75%, 3/01/18	350	387,625
3.50%, 7/18/18	350	362,950
4.88%, 1/24/22	400	425,000
3.50%, 1/30/23	400	383,200
6.50%, 6/02/41	300	347,010
5.50%, 6/27/44	200	204,040
6.38%, 1/23/45 (c)	250	282,700
Phillips 66, 5.88%, 5/01/42	100	118,502
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	152,072
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23	250	238,558
5.15%, 6/01/42	50	53,315
4.70%, 6/15/44	250	247,629
Plains Exploration & Production Co.:
6.13%, 6/15/19	162	177,390
6.50%, 11/15/20	162	177,409
Rowan Cos., Inc.:
4.75%, 1/15/24	50	50,262
5.40%, 12/01/42	100	93,761
Shell International Finance BV:
0.63%, 12/04/15	1,050	1,050,588
4.38%, 3/25/20	100	110,292
6.38%, 12/15/38	50	65,559
5.50%, 3/25/40	50	60,249
4.55%, 8/12/43	200	211,491

16	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 4.10%, 3/15/22	$100	$102,597
Spectra Energy Capital LLC, 3.30%, 3/15/23	500	476,565
Spectra Energy Partners LP, 4.75%, 3/15/24	250	268,143
Statoil ASA:
1.95%, 11/08/18	250	250,913
2.65%, 1/15/24	500	478,526
3.70%, 3/01/24	250	259,099
5.10%, 8/17/40	100	112,005
Suncor Energy, Inc.:
6.10%, 6/01/18	200	228,591
6.50%, 6/15/38	250	318,345
Sunoco Logistics Partners Operations LP:
4.95%, 1/15/43	250	243,515
5.30%, 4/01/44	100	102,030
Talisman Energy, Inc.:
3.75%, 2/01/21	300	303,230
5.50%, 5/15/42	50	50,897
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	100	114,030
Total Capital Canada Ltd., 2.75%, 7/15/23	150	145,224
Total Capital International SA:
0.75%, 1/25/16	400	401,186
1.50%, 2/17/17	100	100,878
2.13%, 1/10/19	350	351,201
2.10%, 6/19/19	500	498,549
2.75%, 6/19/21	250	248,751
TransCanada PipeLines Ltd.:
3.75%, 10/16/23	350	355,427
4.63%, 3/01/34	250	256,486
6.20%, 10/15/37	200	240,210
5.00%, 10/16/43	150	157,475
Valero Energy Corp.:
6.13%, 2/01/20	150	173,953
6.63%, 6/15/37	300	358,160
Weatherford International Ltd.:
6.00%, 3/15/18	150	168,734
9.63%, 3/01/19	250	320,954
5.13%, 9/15/20	50	54,531
5.95%, 4/15/42	350	375,940
The Williams Cos., Inc.:
7.88%, 9/01/21	31	37,342
3.70%, 1/15/23	100	94,462
4.55%, 6/24/24	45	44,517
5.75%, 6/24/44	250	245,636
Williams Partners LP:
4.00%, 11/15/21	250	258,639
4.30%, 3/04/24	250	254,989
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP (concluded):
3.90%, 1/15/25	$250	$248,146

		37,896,753
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	50,581
Georgia-Pacific LLC, 8.88%, 5/15/31	25	37,417
International Paper Co.:
7.50%, 8/15/21	100	124,168
3.65%, 6/15/24	500	485,128
Westvaco Corp., 8.20%, 1/15/30	100	131,176

		828,470
Personal Products — 0.1%
Avon Products, Inc., 4.60%, 3/15/20	250	255,351
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	247,752
3.25%, 3/15/24	250	252,787

		755,890
Pharmaceuticals — 0.9%
AbbVie, Inc.:
1.75%, 11/06/17	300	298,977
2.00%, 11/06/18	150	147,686
2.90%, 11/06/22	300	286,837
4.40%, 11/06/42	400	375,788
Actavis Funding SCS (c):
3.85%, 6/15/24	290	281,118
4.85%, 6/15/44	250	234,873
Actavis, Inc., 3.25%, 10/01/22	150	144,681
Allergan, Inc., 1.35%, 3/15/18	250	242,629
AstraZeneca PLC:
5.90%, 9/15/17	100	112,576
1.95%, 9/18/19	500	493,934
6.45%, 9/15/37	100	129,701
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	246,726
2.00%, 8/01/22	250	232,042
4.50%, 3/01/44	200	207,111
Eli Lilly & Co.:
1.95%, 3/15/19	250	248,963
5.50%, 3/15/27	50	59,755
4.65%, 6/15/44	200	211,572
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	150	147,050
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	250	250,162
5.65%, 5/15/18	100	113,203
2.80%, 3/18/23	250	240,698
6.38%, 5/15/38	300	386,246

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	17

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Johnson & Johnson:
2.15%, 5/15/16	$100	$102,526
4.38%, 12/05/33	250	272,803
4.50%, 9/01/40	100	108,796
Merck & Co., Inc.:
1.30%, 5/18/18	500	493,480
3.88%, 1/15/21	250	267,944
5.95%, 12/01/28	100	124,463
4.15%, 5/18/43	250	247,337
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	563,166
Mylan, Inc.:
1.80%, 6/24/16	250	252,919
4.20%, 11/29/23	250	256,965
Novartis Capital Corp.:
4.40%, 4/24/20	100	110,727
3.40%, 5/06/24	650	660,232
Pfizer, Inc.:
1.10%, 5/15/17	350	349,156
1.50%, 6/15/18	500	496,924
2.10%, 5/15/19	950	946,757
7.20%, 3/15/39	200	282,432
4.30%, 6/15/43	250	251,876
Quest Diagnostics, Inc., 4.25%, 4/01/24	250	254,068
Sanofi, 1.25%, 4/10/18	250	246,407
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/16	200	205,167
2.95%, 12/18/22	150	142,936
Series 2, 3.65%, 11/10/21	250	254,101
Zoetis, Inc.:
1.15%, 2/01/16	150	150,325
4.70%, 2/01/43	150	150,824

		12,284,659
Real Estate — 0.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (c)	250	249,862
AvalonBay Communities, Inc., 2.95%, 9/15/22	100	97,447
Boston Properties LP:
3.70%, 11/15/18	200	211,667
3.13%, 9/01/23	250	240,312
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	249,853
Duke Realty LP, 3.63%, 4/15/23	250	245,265
Host Hotels & Resorts LP, 5.25%, 3/15/22	250	274,838
Liberty Property LP, 4.40%, 2/15/24	250	261,313
Corporate Bonds	Par (000)	Value
Real Estate (concluded)
Simon Property Group LP:
2.80%, 1/30/17	$100	$103,429
2.15%, 9/15/17	250	255,261
4.13%, 12/01/21	100	107,247
3.38%, 3/15/22	100	102,103
2.75%, 2/01/23	250	239,386
4.25%, 10/01/44	250	239,191
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	250	245,953
4.25%, 3/01/22	100	104,215

		3,227,342
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.40%, 2/15/19	250	255,417
5.05%, 9/01/20	25	27,111
4.70%, 3/15/22	100	104,681
3.50%, 1/31/23	150	142,602
DDR Corp., 4.63%, 7/15/22	100	105,676
ERP Operating LP:
2.38%, 7/01/19	500	496,812
4.75%, 7/15/20	100	110,468
Essex Portfolio LP, 3.88%, 5/01/24	100	100,134
HCP, Inc.:
6.00%, 1/30/17	100	110,451
2.63%, 2/01/20	250	246,345
3.15%, 8/01/22	100	96,833
4.25%, 11/15/23	250	257,683
Health Care REIT, Inc.:
4.13%, 4/01/19	200	213,070
5.25%, 1/15/22	50	55,317
4.50%, 1/15/24	250	257,212
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	145,957
Hospitality Properties Trust, 5.00%, 8/15/22	200	210,520
Kimco Realty Corp., 3.20%, 5/01/21	250	249,426
Mid-America Apartments LP, 4.30%, 10/15/23	200	207,145
Omega Healthcare Investors, Inc., 5.88%, 3/15/24	250	260,625
Realty Income Corp., 4.65%, 8/01/23	250	266,602
Simon Property Group LP, 4.75%, 3/15/42	100	103,653

18	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
Weyerhaeuser Co., 7.38%, 3/15/32	$350	$463,926

		4,487,666
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	250	243,824
3.75%, 4/01/24	50	50,931
5.40%, 6/01/41	50	56,237
4.40%, 3/15/42	150	147,898
4.45%, 3/15/43	200	198,744
4.90%, 4/01/44	250	263,237
4.55%, 9/01/44	250	249,814
Canadian National Railway Co.:
1.45%, 12/15/16	50	50,573
3.50%, 11/15/42	100	90,438
Canadian Pacific Railway Ltd., 5.75%, 1/15/42	25	30,676
CSX Corp.:
3.70%, 10/30/20	100	105,243
3.70%, 11/01/23	300	309,179
4.75%, 5/30/42	100	104,709
4.50%, 8/01/54	250	244,133
Norfolk Southern Corp.:
7.70%, 5/15/17	150	174,052
3.25%, 12/01/21	250	254,850
3.00%, 4/01/22	250	248,873
3.85%, 1/15/24	250	258,532
3.95%, 10/01/42	100	94,425
Union Pacific Corp.:
4.16%, 7/15/22	100	108,648
2.75%, 4/15/23	200	194,525
4.30%, 6/15/42	50	50,648

		3,530,189
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	50	59,745
Intel Corp.:
1.35%, 12/15/17	300	299,028
2.70%, 12/15/22	200	194,485
4.80%, 10/01/41	50	52,137
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	96,335
Seagate HDD Cayman:
3.75%, 11/15/18 (c)	125	127,500
4.75%, 6/01/23	250	251,875
4.75%, 1/01/25 (c)	250	248,750
Xilinx, Inc., 3.00%, 3/15/21	75	75,053

		1,404,908
Software — 0.3%
Autodesk, Inc., 1.95%, 12/15/17	75	75,292
Corporate Bonds	Par (000)	Value
Software (concluded)
CA, Inc., 4.50%, 8/15/23	$170	$175,607
Microsoft Corp.:
1.63%, 12/06/18	250	248,666
3.00%, 10/01/20	50	51,874
5.30%, 2/08/41	100	116,469
3.75%, 5/01/43	150	139,553
Oracle Corp.:
1.20%, 10/15/17	750	744,592
5.75%, 4/15/18	150	170,096
2.25%, 10/08/19	500	497,932
3.88%, 7/15/20	100	106,906
3.63%, 7/15/23	250	256,569
4.30%, 7/08/34	250	251,811
5.38%, 7/15/40	150	170,042
4.50%, 7/08/44	250	253,079
Symantec Corp., 2.75%, 6/15/17	150	153,379

		3,411,867
Specialty Retail — 0.4%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	261,049
AutoZone, Inc.:
3.70%, 4/15/22	50	50,936
3.13%, 7/15/23	250	242,811
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	244,790
The Home Depot, Inc.:
2.00%, 6/15/19	350	347,631
4.40%, 4/01/21	150	166,865
3.75%, 2/15/24	350	364,617
5.88%, 12/16/36	100	123,130
4.20%, 4/01/43	250	246,556
4.40%, 3/15/45	250	252,741
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	201,738
4.63%, 4/15/20	100	110,886
3.12%, 4/15/22	100	101,254
4.65%, 4/15/42	250	260,057
5.00%, 9/15/43	150	164,543
4.25%, 9/15/44	250	243,615
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	11	12,094
3.88%, 1/15/22	300	312,512
4.38%, 9/01/23	200	211,024
3.63%, 6/01/24	250	247,321
QVC, Inc.:
5.13%, 7/02/22	250	262,647
5.45%, 8/15/34 (c)	200	196,440
Staples, Inc., 2.75%, 1/12/18	150	151,890

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
Tiffany & Co., 3.80%, 10/01/24 (c)	$150	$149,902

		4,927,049
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.:
1.00%, 5/03/18	500	487,661
2.85%, 5/06/21	500	500,981
3.85%, 5/04/43	250	231,810
EMC Corp.:
1.88%, 6/01/18	250	248,524
2.65%, 6/01/20	250	248,201
Hewlett-Packard Co.:
3.30%, 12/09/16	150	156,509
2.75%, 1/14/19	500	507,826
4.65%, 12/09/21	100	108,316
6.00%, 9/15/41	150	170,995
NetApp, Inc.:
2.00%, 12/15/17	350	351,579
3.38%, 6/15/21	105	105,643

		3,118,045
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	105,049
Tobacco — 0.3%
Altria Group, Inc.:
9.70%, 11/10/18	187	240,894
9.25%, 8/06/19	45	58,581
2.85%, 8/09/22	250	239,459
4.00%, 1/31/24	500	510,222
10.20%, 2/06/39	33	55,603
4.50%, 5/02/43	150	141,608
5.38%, 1/31/44	70	74,582
Lorillard Tobacco Co.:
6.88%, 5/01/20	250	293,129
3.75%, 5/20/23	250	245,866
Philip Morris International, Inc.:
1.13%, 8/21/17	250	248,387
1.88%, 1/15/19	250	247,583
4.13%, 5/17/21	50	53,991
2.63%, 3/06/23	250	239,673
4.50%, 3/20/42	50	50,202
3.88%, 8/21/42	100	90,652
4.13%, 3/04/43	200	188,824
Reynolds American, Inc.:
4.75%, 11/01/42	150	142,651
6.15%, 9/15/43	150	171,590

		3,293,497
Trading Companies & Distributors — 0.1%
GATX Corp.:
1.25%, 3/04/17	500	496,365
Corporate Bonds	Par (000)	Value
Trading Companies & Distributors (concluded)
GATX Corp. (concluded):
2.38%, 7/30/18	$150	$150,891

		647,256
Transportation Infrastructure — 0.1%
Ryder System, Inc.:
2.50%, 3/01/17	150	153,995
2.35%, 2/26/19	500	498,918

		652,913
Water Utilities — 0.0%
United Utilities PLC, 5.38%, 2/01/19	50	54,850
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV:
2.38%, 9/08/16	500	510,685
5.00%, 3/30/20	700	766,017
4.38%, 7/16/42	350	325,411
Rogers Communications, Inc.:
3.00%, 3/15/23	150	142,987
5.00%, 3/15/44	250	254,885
Vodafone Group PLC:
1.63%, 3/20/17	250	250,428
1.50%, 2/19/18	500	492,734
7.88%, 2/15/30	100	134,142
4.38%, 2/19/43	450	407,000

		3,284,289
Total Corporate Bonds — 24.9%		326,924,395

Foreign Agency Obligations
Brazilian Government International Bond:
8.00%, 1/15/18	97	107,090
5.88%, 1/15/19	250	281,250
4.88%, 1/22/21	650	690,950
2.63%, 1/05/23	750	675,000
4.25%, 1/07/25	500	495,000
5.63%, 1/07/41	300	309,750
5.00%, 1/27/45	250	235,000
Canada Government International Bond, 1.63%, 2/27/19	500	498,196
Colombia Government International Bond:
4.38%, 7/12/21	250	264,375
2.63%, 3/15/23	250	230,000
4.00%, 2/26/24	250	252,875
7.38%, 9/18/37	100	133,500
5.63%, 2/26/44	200	220,000
Corp. Andina de Fomento, 1.50%, 8/08/17	143	143,821

20	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Council Of Europe Development Bank, 1.00%, 3/07/18	$250	$246,601
European Bank for Reconstruction & Development, 1.00%, 2/16/17	250	250,527
European Investment Bank:
0.63%, 4/15/16	1,250	1,252,311
2.50%, 5/16/16	100	103,186
5.13%, 9/13/16	225	244,132
1.25%, 10/14/16	100	101,019
1.75%, 3/15/17	500	509,417
0.88%, 4/18/17	1,000	997,301
1.63%, 6/15/17	500	507,550
1.00%, 8/17/17	500	498,097
1.00%, 3/15/18	250	246,518
1.00%, 6/15/18	250	245,242
1.88%, 3/15/19	500	501,800
1.75%, 6/17/19	500	497,501
Export Development Canada, 1.75%, 8/19/19	500	496,883
Hydro-Quebec, 2.00%, 6/30/16	350	357,778
Inter-American Development Bank:
0.63%, 9/12/16	1,000	998,301
1.38%, 10/18/16	250	253,234
0.88%, 3/15/18	1,000	981,944
1.75%, 10/15/19	500	498,255
International Bank for Reconstruction & Development:
0.50%, 4/15/16	750	748,497
1.00%, 9/15/16	75	75,464
Series GDIF, 0.50%, 5/16/16	1,000	997,612
International Finance Corp., 1.75%, 9/16/19	500	497,016
Israel Government International Bond:
3.15%, 6/30/23	250	250,375
4.50%, 1/30/43	200	198,000
Italian Government International Bond:
6.88%, 9/27/23	100	127,611
5.38%, 6/15/33	250	300,606
Japan Bank for International Cooperation, 2.13%, 2/07/19	200	202,460
KFW:
1.25%, 10/26/15	250	252,541
2.63%, 2/16/16	100	102,968
1.25%, 2/15/17	750	756,380
0.75%, 3/17/17	1,000	995,500
2.75%, 10/01/20	500	516,679
Mexico Government International Bond:
5.63%, 1/15/17	500	545,750
5.95%, 3/19/19	350	399,525
8.13%, 12/30/19	100	131,750
Foreign Agency Obligations	Par (000)	Value
Mexico Government International Bond (concluded):
5.13%, 1/15/20	$100	$111,000
3.63%, 3/15/22	500	508,250
4.00%, 10/02/23	350	361,725
6.75%, 9/27/34	150	190,500
6.05%, 1/11/40	300	354,000
4.75%, 3/08/44	450	446,625
5.55%, 1/21/45	525	583,275
Nordic Investment Bank, 0.50%, 4/14/16	500	499,860
Panama Government International Bond:
5.20%, 1/30/20	350	385,000
4.00%, 9/22/24	500	498,750
6.70%, 1/26/36	350	429,625
Peruvian Government International Bond:
7.35%, 7/21/25	400	521,000
8.75%, 11/21/33	191	290,320
Philippine Government International Bond:
4.00%, 1/15/21	500	526,875
4.20%, 1/21/24	500	527,500
7.75%, 1/14/31	500	695,000
Poland Government International Bond:
6.38%, 7/15/19	250	293,750
3.00%, 3/17/23	200	193,376
4.00%, 1/22/24	250	256,875
Province of Ontario Canada:
2.30%, 5/10/16	100	102,677
1.20%, 2/14/18	750	741,715
2.00%, 9/27/18	500	504,437
2.00%, 1/30/19	500	502,637
4.40%, 4/14/20	200	221,648
Province of Quebec Canada:
5.00%, 3/01/16	350	371,895
2.63%, 2/13/23	250	245,091
Republic of Korea:
3.88%, 9/11/23	250	267,100
4.13%, 6/10/44	250	273,895
South Africa Government International Bond:
4.67%, 1/17/24	200	201,500
5.88%, 9/16/25	350	385,000
5.38%, 7/24/44	200	198,500
Svensk Exportkredit AB:
2.13%, 7/13/16	200	205,203
1.88%, 6/17/19	500	498,784
Turkey Government International Bond:
7.50%, 11/07/19	500	574,500
5.63%, 3/30/21	500	531,250

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	21

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Turkey Government International Bond (concluded):
3.25%, 3/23/23	$750	$675,000
5.75%, 3/22/24	700	743,190
6.88%, 3/17/36	250	286,575
6.00%, 1/14/41	500	517,500
Uruguay Government International Bond:
8.00%, 11/18/22	150	194,250
4.50%, 8/14/24	250	261,875
5.10%, 6/18/50	250	242,500
Total Foreign Agency Obligations — 2.9%		37,843,166

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	216,501
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 7.04%, 4/01/50	100	143,279
Series S-1, 6.92%, 4/01/40	100	134,740
Series S-3, 6.91%, 10/01/50	200	284,454
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	100	121,938
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	48,842
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	141,489
City of New York New York, GO, 5.97%, 3/01/36	100	121,978
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	119,843
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	100	105,202
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	100	119,119
Commonwealth of Pennsylvania, GO, Build America Bonds, 4.65%, 2/15/26	100	109,191
Municipal Bonds	Par (000)	Value
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	$100	$114,218
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	160	182,779
District of Columbia, RB, Series E, 5.59%, 12/01/34	200	238,742
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	125,039
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	101,160
Illinois State Toll Highway Authority, RB, Build America Bonds, 5.85%, 12/01/34	100	122,925
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	102,960
Los Angeles Community College District, GO, 6.75%, 8/01/49	50	70,828
Los Angeles County Metropolitan Transportation Authority, RB, 5.74%, 6/01/39	100	120,074
Los Angeles Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	100	122,322
6.60%, 7/01/50	90	125,728
Los Angeles Unified School District, GO, 6.76%, 7/01/34	150	200,078
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	322,435
Massachusetts School Building Authority, RB, 5.72%, 8/15/39	100	119,660
Metropolitan Transportation Authority, RB:
5.87%, 11/15/39	300	366,099
Build America Bonds, Series C-1, 6.69%, 11/15/40	50	67,025
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	175,881
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	125	156,676
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	255,778

22	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey State Turnpike Authority, RB, Build America Bonds, Series F, 7.41%, 1/01/40	$400	$573,096
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Build America Bonds, 5.77%, 8/01/36	100	121,226
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	146,703
New York State Dormitory Authority, RB, Build America Bonds, Series H, 5.43%, 3/15/39	135	157,541
New York State Urban Development Corp., RB, 5.77%, 3/15/39	200	238,182
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	50	69,021
Ohio State University, RB, Build America Bonds, Series C, 4.91%, 6/01/40	100	113,469
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	109,796
Port Authority of New York & New Jersey, RB:
158th Series, 5.86%, 12/01/24	100	122,434
159th Series, 6.04%, 12/01/29	200	249,434
182nd Series, 5.31%, 8/01/46	300	325,758
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	100	99,740
San Diego County Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	129,374
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	119,516
State of California, GO, Build America Bonds, Various Purpose:
7.50%, 4/01/34	145	206,568
7.55%, 4/01/39	675	985,284
Municipal Bonds	Par (000)	Value
State of California, GO, Build America Bonds, Various Purpose (concluded):
7.35%, 11/01/39	$100	$140,005
7.60%, 11/01/40	200	295,832
State of Connecticut, GO, Build America Bonds, Series D, 5.09%, 10/01/30	150	167,447
State of Illinois, GO:
5.67%, 3/01/18	200	221,388
Pension, 5.10%, 6/01/33	1,000	970,440
State of Oregon, GO, Pension, 5.76%, 6/01/23	100	116,843
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	100	123,861
State of Washington, GO, Build America Bonds, Series D, 5.48%, 8/01/39	100	120,349
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	200	233,852
University of California, RB, Series AD, 4.86%, 5/15/12	300	289,404
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31	150	161,064
University of California Medical Center, RB, Build America Bonds, Series H, 6.55%, 5/15/48	50	64,342
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34 (e)	400	402,600
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	191,024
Virginia Commonwealth Transportation Board, RB, Build America Bonds, Series A-2, 5.35%, 5/15/35	75	86,677
Total Municipal Bonds — 0.9%		12,109,253

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.5%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-2, Class A4, 5.61%, 4/10/49 (d)	1,500	1,627,762

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	23

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A4, 5.20%, 12/11/38	$1,350	$1,448,049
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (d)	700	767,462
Series 2007-T26, Class A4, 5.47%, 1/12/45 (d)	1,300	1,407,769
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	600	640,969
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.78%, 6/10/46 (d)	750	799,301
Series 2013-CR09, Class A4, 4.24%, 7/10/45 (d)	700	752,726
Series 2013-CR12, Class A4, 4.05%, 10/10/46	300	316,218
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	522,059
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C4, Class A3, 5.47%, 9/15/39	864	920,108
Greenwich Capital Commercial Funding Corp., Class A4:
Series 2007-GG9, 5.44%, 3/10/39	1,200	1,292,605
Series 2007-GG11, 5.74%, 12/10/49	350	383,343
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	243,327
GS Mortgage Securities Trust (d):
Series 2006-GG6, Class AM, 5.55%, 4/10/38	500	524,920
Series 2007-GG10, Class A4, 5.80%, 8/10/45	272	297,151
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	888	951,433
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	697,538
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	298,012
Series 2013-C16, Class A2, 3.07%, 12/15/46	850	875,777
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	308,524
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,441,653
Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class A3, 5.17%, 12/12/49	$512	$544,734
Series 2007-9, Class AM, 5.86%, 9/12/49 (d)	675	744,331
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (d)	1,500	1,629,342
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/46 (d)	200	213,168
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	500	495,247
Total Non-Agency Mortgage-Backed Securities — 1.5%		20,143,528

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.0%
Fannie Mae:
0.38%, 12/21/15	4,000	4,006,280
0.50%, 3/30/16	3,000	3,002,295
0.88%, 12/20/17 — 5/21/18	4,828	4,748,677
1.13%, 4/27/17	2,310	2,321,603
1.63%, 10/26/15	350	355,268
6.25%, 5/15/29	2,350	3,177,860
6.63%, 11/15/30	149	211,721
7.25%, 5/15/30	550	818,061
Federal Home Loan Bank:
0.63%, 12/28/16	5,000	4,988,685
5.50%, 7/15/36	100	129,618
Financing Corp., 8.60%, 9/26/19	200	261,711
Freddie Mac:
0.50%, 5/13/16	5,000	5,002,765
0.88%, 3/07/18	1,500	1,474,457
1.25%, 10/02/19	2,200	2,136,999
1.75%, 5/30/19	420	418,727
2.00%, 8/25/16	750	769,888
2.38%, 1/13/22	3,130	3,111,902
4.88%, 6/13/18	250	280,857
6.25%, 7/15/32	550	765,978
6.75%, 3/15/31	500	720,377
Tennessee Valley Authority:
3.50%, 12/15/42	140	130,391
6.25%, 12/15/17	400	461,734

		39,295,854
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae, Series 2014-M6, Class A2, 2.68%, 5/25/21 (d)	150	150,339

24	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Freddie Mac:
Series K003, Class A5, 5.09%, 3/25/19	$300	$336,914
Series K004, Class A1, 3.41%, 5/25/19	547	574,710
Series K006, Class A1, 3.40%, 7/25/19	475	498,182
Series K013, Class A2, 3.97%, 1/25/21 (d)	500	540,901
Series K014, Class A1, 2.79%, 10/25/20	148	153,223
Series K017, Class A2, 2.87%, 12/25/21	500	506,452
Series K020, Class A2, 2.37%, 5/25/22	1,200	1,171,402
Series K026, Class A2, 2.51%, 11/25/22	200	195,769
Series K031, Class A2, 3.30%, 4/25/23 (d)	100	103,173
Series K033, Class A2, 3.06%, 7/25/23 (d)	100	101,107
Series K034, Class A2, 3.53%, 7/25/23 (d)	1,400	1,465,498
Series K037, Class A2, 3.49%, 1/25/24	200	208,264
Series K038, Class A1, 2.60%, 10/25/23	247	250,447
Series K713, Class A2, 2.31%, 3/25/20	300	300,831

		6,557,212
Mortgage-Backed Securities — 29.0%
Fannie Mae Mortgage-Backed Securities:
0.75%, 11/25/16	1,700	1,700,600
1.90%, 4/01/43 (d)	434	443,233
1.94%, 5/01/43 (d)	1,081	1,104,893
2.08%, 6/01/43 (d)	944	947,400
2.49%, 8/01/42 (d)	341	349,233
2.50%, 9/01/28 — 10/01/44 (g)	16,218	16,222,244
2.78%, 8/01/41 (d)	117	122,249
3.00%, 1/01/27 — 10/01/44 (g)	50,613	50,557,951
3.15%, 11/01/40 (d)	62	64,613
3.50%, 2/01/26 — 10/01/44 (g)	38,061	39,167,751
4.00%, 10/01/25 — 10/01/44 (g)	45,043	47,521,490
4.50%, 5/01/24 — 10/01/44 (g)	26,104	28,104,520
5.00%, 1/01/19 — 10/01/44 (g)	21,604	23,802,257
U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
5.50%, 3/01/34 — 10/01/44 (g)	$7,439	$8,289,735
6.00%, 3/01/34 — 10/01/44 (g)	9,301	10,513,808
6.50%, 7/01/32	250	289,010
7.00%, 2/01/32	42	45,803
Freddie Mac Mortgage-Backed Securities:
1.76%, 6/01/43 (d)	233	236,381
2.50%, 7/01/28 — 10/01/29 (g)	5,985	6,023,143
3.00%, 3/01/27 — 10/01/44 (g)	15,932	16,000,456
3.25%, 8/01/41 (d)	75	79,865
3.50%, 10/01/29 — 10/01/44 (g)	21,247	21,786,774
3.62%, 9/01/40 (d)	90	95,843
4.00%, 5/01/19 — 10/01/44 (g)	18,117	19,091,213
4.50%, 4/01/18 — 10/01/44 (g)	13,385	14,439,152
5.00%, 10/01/18 — 10/01/44 (g)	2,430	2,672,513
5.50%, 6/01/35 — 10/01/44 (g)	2,903	3,229,653
6.50%, 6/01/31	104	117,105
8.00%, 12/01/24	239	266,058
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 — 10/01/44 (g)	9,151	9,211,483
3.50%, 9/20/42 — 10/01/44 (g)	21,594	22,341,293
4.00%, 3/15/41 — 10/01/44 (g)	14,438	15,314,665
4.50%, 7/15/39 — 10/01/44 (g)	10,528	11,437,983
5.00%, 11/15/39 — 10/01/44 (g)	6,418	7,071,557
5.50%, 12/15/32 — 7/20/40	864	969,728
6.00%, 3/15/35 — 10/20/38	540	617,119
6.50%, 9/15/36	257	294,922
7.50%, 12/15/23	237	275,693

		380,819,389
Total U.S. Government Sponsored Agency Securities — 32.5%		426,672,455

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	25

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
8.75%, 5/15/17	$2,100	$2,527,054
8.75%, 5/15/20	500	683,008
8.75%, 8/15/20	400	550,688
6.25%, 8/15/23	50	65,438
7.63%, 2/15/25	375	550,898
6.50%, 11/15/26	400	559,625
6.13%, 11/15/27	2,080	2,858,049
6.25%, 5/15/30	6,600	9,427,691
5.38%, 2/15/31	1,500	1,985,391
4.50%, 2/15/36	3,066	3,784,115
4.75%, 2/15/37	1,000	1,277,500
5.00%, 5/15/37	3,800	5,014,218
4.38%, 2/15/38	2,500	3,034,765
4.50%, 5/15/38	1,000	1,236,406
3.50%, 2/15/39	5,800	6,170,655
4.25%, 5/15/39	2,775	3,319,594
4.50%, 8/15/39	500	620,547
4.38%, 11/15/39	300	366,047
4.63%, 2/15/40	730	924,590
4.38%, 5/15/40	250	305,703
3.88%, 8/15/40	360	407,531
4.25%, 11/15/40	1,428	1,715,162
4.75%, 2/15/41	200	259,062
4.38%, 5/15/41	610	748,203
3.75%, 8/15/41	1,550	1,720,742
3.13%, 11/15/41	400	396,750
3.13%, 2/15/42	4,850	4,802,257
3.00%, 5/15/42	480	463,500
2.75%, 8/15/42	750	687,188
2.75%, 11/15/42	4,200	3,842,345
3.13%, 2/15/43	3,050	3,005,202
2.88%, 5/15/43	250	234,180
3.63%, 8/15/43	2,500	2,702,345
3.75%, 11/15/43	1,700	1,879,030
3.63%, 2/15/44	2,100	2,269,312
3.38%, 5/15/44	1,600	1,652,000
3.13%, 8/15/44	700	688,843
U.S. Treasury Notes:
4.50%, 11/15/15	6,500	6,813,573
0.38%, 1/15/16	5,800	5,808,381
0.38%, 1/31/16	6,000	6,008,670
2.00%, 1/31/16	5,400	5,523,611
4.50%, 2/15/16	1,200	1,269,094
0.25%, 2/29/16	3,000	2,997,540
2.13%, 2/29/16	8,100	8,306,931
0.38%, 3/15/16	2,500	2,501,172
0.25%, 4/15/16	1,000	998,008
2.00%, 4/30/16	1,679	1,721,040
2.63%, 4/30/16	5,000	5,174,610
5.13%, 5/15/16	8,000	8,607,184
1.75%, 5/31/16	8,000	8,173,128
0.50%, 6/15/16	7,000	7,006,566
0.50%, 6/30/16	5,500	5,503,223
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.50%, 6/30/16	$500	$508,848
1.50%, 7/31/16	10,050	10,228,619
0.63%, 8/15/16	5,500	5,507,947
0.50%, 9/30/16	9,000	8,985,231
0.63%, 10/15/16	7,000	6,997,263
4.63%, 11/15/16	250	270,723
2.75%, 11/30/16	5,135	5,361,258
0.63%, 12/15/16	4,000	3,991,564
0.88%, 12/31/16	9,750	9,775,896
3.25%, 12/31/16	4,500	4,750,663
0.88%, 1/31/17	7,600	7,614,250
0.63%, 2/15/17	7,700	7,666,913
4.63%, 2/15/17	650	708,297
0.88%, 2/28/17	2,950	2,952,997
1.00%, 3/31/17	5,000	5,015,235
0.88%, 4/15/17	4,000	4,000,000
0.63%, 5/31/17	22,500	22,304,880
2.50%, 6/30/17	4,790	4,986,093
0.88%, 7/15/17	4,000	3,986,248
0.50%, 7/31/17	900	886,360
0.88%, 8/15/17	8,500	8,459,489
4.75%, 8/15/17	3,800	4,197,218
0.63%, 8/31/17	5,521	5,448,106
1.88%, 8/31/17	1,870	1,913,390
1.00%, 9/15/17	9,000	8,985,942
1.88%, 9/30/17	14,800	15,129,537
2.63%, 1/31/18	2,000	2,088,124
0.75%, 2/28/18	4,500	4,414,221
2.75%, 2/28/18	1,300	1,362,563
0.63%, 4/30/18	1,500	1,460,508
4.00%, 8/15/18	500	547,813
1.38%, 9/30/18	2,400	2,385,000
1.25%, 10/31/18	700	691,250
1.75%, 10/31/18	2,250	2,266,173
1.38%, 12/31/18	1,030	1,019,459
1.50%, 12/31/18	4,815	4,790,925
1.25%, 1/31/19	6,400	6,292,499
1.63%, 3/31/19	1,500	1,495,782
1.25%, 4/30/19	4,300	4,214,000
1.13%, 5/31/19	1,880	1,828,447
1.00%, 6/30/19	2,000	1,930,782
1.63%, 6/30/19	2,000	1,989,376
0.88%, 7/31/19	1,500	1,437,071
1.00%, 8/31/19	2,300	2,213,212
1.63%, 8/31/19	2,000	1,986,250
1.25%, 10/31/19	600	583,640
3.38%, 11/15/19	1,100	1,184,305
1.00%, 11/30/19	8,895	8,522,522
1.13%, 12/31/19	4,750	4,573,357
1.38%, 1/31/20	11,000	10,716,409
3.63%, 2/15/20	500	545,039
1.25%, 2/29/20	6,200	5,990,750
1.13%, 3/31/20	1,500	1,437,187

26	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (concluded):
1.13%, 4/30/20	$2,700	$2,582,717
1.38%, 5/31/20	4,400	4,261,127
2.00%, 7/31/20	3,500	3,501,092
2.63%, 8/15/20	750	775,313
2.13%, 8/31/20	4,000	4,021,248
1.75%, 10/31/20	500	490,586
2.00%, 11/30/20	8,300	8,255,255
2.38%, 12/31/20	1,500	1,523,788
2.13%, 1/31/21	2,800	2,799,782
3.63%, 2/15/21	2,310	2,520,067
2.00%, 2/28/21	5,500	5,453,162
2.25%, 3/31/21	7,500	7,543,942
2.00%, 5/31/21	9,000	8,895,942
2.13%, 8/15/21	5,950	5,920,250
2.00%, 8/31/21	3,000	2,959,452
2.13%, 9/30/21	1,900	1,888,125
1.75%, 5/15/22	2,900	2,788,077
1.63%, 11/15/22	1,000	945,078
2.00%, 2/15/23	1,100	1,067,430
1.75%, 5/15/23	1,000	947,812
2.75%, 11/15/23	2,500	2,562,500
2.50%, 5/15/24	2,300	2,301,437
2.38%, 8/15/24	4,300	4,250,283
Total U.S. Treasury Obligations — 35.4%		466,002,461

Preferred Securities — 0.0%
Capital Trusts — 0.0%
The Chubb Corp., 6.00%, 5/11/37	50	63,102
UBS Preferred Funding Trust V, 6.24% (d)(f)	150	157,875
Total Preferred Securities — 0.00%		220,977
Total Long-Term Investments (Cost — $1,290,840,372) — 98.5%		1,295,717,126
Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13%, 12/31/30 (a)(h)	293,973,454	$293,973,454
Total Short-Term Securities (Cost — $293,973,454) — 22.4%		293,973,454
Total Investments Before TBA Sale Commitments (Cost — $1,584,813,826*) — 120.9%		1,589,690,580

TBA Sale Commitments (g)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/44	$1,000	(1,021,875)
4.00%, 10/01/44	1,500	(1,580,625)
4.50%, 10/01/44	500	(539,453)
5.00%, 10/01/44	1,000	(1,103,750)
Total TBA Sale Commitments (Proceeds — $4,239,024) — 0.3%		(4,245,703)
Total Investments, Net of TBA Sale Commitments (Cost — $1,580,574,794) — 120.6%		1,585,444,877
Liabilities in Excess of Other Assets — (20.6)%		(270,913,260)

Net Assets — 100.0%		$1,314,531,617

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$1,584,833,436

Gross unrealized appreciation		$12,394,566
Gross unrealized depreciation		(7,537,422)

Net unrealized appreciation		$4,857,144

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	27

Schedule of Investments (continued)	Bond Index Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2013	Shares/Par Purchased	Shares/Par Sold	Shares/Par Held at September 30, 2014	Value at September 30, 2014	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	357,052,651	—	(63,079,197)[1]	293,973,454	$293,973,454	$215,505
BlackRock Cash Funds: Prime, SL Agency Shares	33,770,973	—	(33,770,973)[1]	—	—	$30,936
PNC Bank NA, 2.25%, 7/02/19	—	$350	—	$350	$348,244	$1,925
PNC Bank NA, 2.95%, 1/30/23	$250	—	—	$250	$242,642	$5,531
PNC Funding Corp, 5.63%, 2/01/17	$150	—	—	$150	$163,520	$6,328
PNC Funding Corp, 3.30%, 3/08/22	$150	—	—	$150	$150,801	$3,712
[1] Represents net shares sold.

(b)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Bank N.A.	$402,600	$2,600

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

28	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$6,762,438	$5,911
Citigroup Global Markets, Inc.	$13,152,750	$15,680
Credit Suisse Securities (USA) LLC	$79,524,273	$9,104
Deutsche Bank Securities, Inc.	$53,423,023	$64,315
Goldman Sachs & Co.	$19,690,578	$(13,820)
J.P. Morgan Securities LLC	$21,700,148	$(26,898)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$6,758,125	$(11,253)
Morgan Stanley & Co. LLC	$33,057,969	$(61,590)
Nomura Securities International, Inc.	$16,314,938	$46,838
RBC Capital Markets, LLC	$641,266	$(1,727)
SG Americas Securities, LLC	$6,415,297	$(11,978)
Wells Fargo Securities, LLC	$6,522,609	$(203)

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

COP	Certificates of Participation	GO	General Obligation Bonds	RB	Revenue Bonds
EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	29

Schedule of Investments (concluded)	Bond Index Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Asset-Backed Securities	—	$5,800,891	—	$5,800,891
Corporate Bonds	—	326,924,395	—	326,924,395
Foreign Agency Obligations	—	37,843,166	—	37,843,166
Municipal Bonds	—	12,109,253	—	12,109,253
Non-Agency Mortgage-Backed Securities	—	20,143,528	—	20,143,528
U.S. Government Sponsored Agency Securities	—	426,672,455	—	426,672,455
U.S. Treasury Obligations	—	466,002,461	—	466,002,461
Preferred Securities	—	220,977	—	220,977
Short-Term Securities:
Money Market Funds	$293,973,454	—	—	293,973,454
Liabilities:
Investments:
TBA Sale Commitments	—	(4,245,703)	—	(4,245,703)

Total	$293,973,454	$1,291,471,423	—	$1,585,444,877

[1] See above Schedule of Investments for values in each sector and industry.

The Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(25,637)	—	$(25,637)
Cash received as collateral for TBA commitments	—	(28,000)	—	(28,000)

Total	—	$(53,637)	—	$(53,637)

There were no transfers between levels during the period ended September 30, 2014.

30	BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Access Group, Inc., Class A2 (a):
Series 2004-A, 0.49%, 4/25/29	USD	5,255	$5,212,255
Series 2005-A, 0.45%, 4/27/26		1,031	1,029,947
Series 2007-1, 0.26%, 4/25/17		2,350	2,346,756
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.51%, 8/25/35		1,365	1,317,859
Series 2005-HE2, Class M3, 0.87%, 4/25/35		2,374	2,379,892
Series 2005-HE4, Class M2, 0.67%, 7/25/35		3,078	3,075,297
American Credit Acceptance Receivables Trust, Class A (b):
Series 2014-1, 1.14%, 3/12/18		1,701	1,702,761
Series 2014-3, 0.99%, 8/10/18		667	665,619
American Express Credit Account Master Trust, Class C (b):
Series 2005-2, 0.64%, 10/16/17 (a)		700	699,644
Series 2012-2, 1.29%, 3/15/18		8,330	8,346,310
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Class D, 4.20%, 11/08/16		2,600	2,640,373
Series 2011-1, Class C, 2.85%, 8/08/16		1,934	1,943,573
Series 2011-2, Class D, 4.00%, 5/08/17		1,700	1,738,279
Series 2011-3, Class C, 2.86%, 1/09/17		1,900	1,915,673
Series 2012-3, Class D, 3.03%, 7/09/18		2,121	2,172,383
Series 2012-5, Class B, 1.12%, 11/08/17		3,040	3,047,864
Series 2013-1, Class C, 1.57%, 1/08/19		700	699,663
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates (a):
Series 2005-R6, Class A2, 0.35%, 8/25/35		97	96,801
Series 2005-R10, Class A2B, 0.37%, 1/25/36		710	707,013
Bear Stearns Asset-Backed Securities I Trust, Series 2006- HE1, Class 1A3, 0.48%, 12/25/35 (a)		2,998	2,965,914
Asset-Backed Securities	Par (000)		Value
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.40%, 11/25/37 (a)	USD	195	$193,875
Carfinance Capital Auto Trust, Class A (b):
Series 2013-1A, 1.65%, 7/17/17		1,110	1,112,767
Series 2013-2A, 1.75%, 11/15/17		1,694	1,700,392
Series 2014-1A, 1.46%, 12/17/18		3,381	3,387,118
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.40%, 10/25/37 (a)(b)		4,054	4,045,142
College Loan Corp. Trust I, Series 2004-1, Class A4, 0.42%, 4/25/24 (a)		10,200	10,191,391
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1, 0.62%, 12/25/35 (a)		2,212	2,209,476
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)		843	872,358
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 0.69%, 10/25/36 (a)(b)		1,810	1,778,302
DT Auto Owner Trust, Series 2012- 2A (b):
Class C, 2.72%, 4/17/17		1,511	1,513,001
Class D, 4.35%, 3/15/19		7,820	7,924,092
Exeter Automobile Receivables Trust (b):
Series 2012-2A, Class B, 2.22%, 12/15/17		1,800	1,817,240
Series 2013-1A, Class A, 1.29%, 10/16/17		1,637	1,639,630
Series 2013-1A, Class B, 2.41%, 5/15/18		2,300	2,320,040
Series 2014-1A, Class A, 1.29%, 5/15/18		9,608	9,623,851
Series 2014-2A, Class A, 1.06%, 8/15/18		1,717	1,717,432
First Franklin Mortgage Loan Trust (a):
Series 2004-FF10, Class A3, 1.24%, 9/25/34		12	11,532
Series 2005-FF2, Class M2, 0.81%, 3/25/35		738	737,193
Series 2005-FF4, Class M1, 0.58%, 5/25/35		2,600	2,583,267
Series 2005-FF10, Class A4, 0.47%, 11/25/35		984	966,104

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
First Investors Auto Owner Trust, Class A2 (b):
Series 2013-1A, 0.90%, 10/15/18	USD	1,616	$1,618,797
Series 2013-3A, 0.89%, 9/15/17		1,136	1,137,870
Series 2014-1A, 0.80%, 2/15/18		4,483	4,484,454
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)		4,169	4,163,870
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2012-T2, Class A2, 1.99%, 10/15/45		7,215	7,264,783
Series 2012-T2, Class B2, 2.48%, 10/15/45		100	100,420
Series 2012-T2, Class C2, 3.96%, 10/15/45		3,726	3,780,027
Series 2012-T2, Class D2, 4.94%, 10/15/45		870	886,965
Series 2013-T1, Class A2, 1.50%, 1/16/46		11,220	11,228,976
Series 2013-T1, Class D2, 3.23%, 1/16/46		1,810	1,819,593
Series 2013-T2, Class A2, 1.15%, 5/16/44		8,200	8,204,100
Series 2013-T2, Class C2, 1.84%, 5/16/44		1,000	1,001,100
Series 2013-T2, Class D2, 2.39%, 5/16/44		1,350	1,349,325
Series 2014-T1, Class A, 1.24%, 1/17/45		1,200	1,200,720
Series 2014-T1, Class B, 1.54%, 1/17/45		2,100	2,101,260
Series 2014-T1, Class C, 1.79%, 1/17/45		2,000	2,001,200
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)		4,500	4,207,113
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M3, 0.87%, 9/25/35 (a)		30	30,422
JPMorgan Mortgage Acquisition Corp. (a):
Series 2005-OPT2, Class A1B, 0.44%, 12/25/35		1,330	1,297,215
Series 2007-CH1, Class AV4, 0.29%, 11/25/36		907	902,036
KeyCorp Student Loan Trust, Series 2006-A (a):
Class 2A3, 0.42%, 6/27/29		6,588	6,525,222
Class 2A4, 0.54%, 9/27/35		2,120	2,043,788
Asset-Backed Securities	Par (000)		Value
MASTR Asset-Backed Securities Trust, Series 2006-FRE1, Class A3, 0.33%, 12/25/35 (a)	USD	211	$210,282
Morgan Stanley ABS Capital I, Inc. Trust (a):
Series 2005-HE3, Class M2, 0.93%, 7/25/35		682	681,976
Series 2005-WMC4, Class M4, 1.10%, 4/25/35		4,939	4,945,020
The National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.49%, 6/25/27		2,243	2,221,162
Series 2004-2, Class A4, 0.46%, 11/27/28		2,866	2,828,442
Series 2005-2, Class A3, 0.34%, 2/25/28		2,719	2,705,910
Series 2005-3, Class A3, 0.39%, 7/25/28		9,608	9,558,002
Series 2005-3, Class A4, 0.43%, 4/25/29		2,258	2,191,303
Series 2006-1, Class A3, 0.34%, 5/25/26		654	649,228
Series 2006-2, Class A2, 0.30%, 7/25/26		6,338	6,299,945
Series 2007-4, Class A2A3, 6.50%, 12/26/25		600	598,858
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 1.00%, 2/15/45 (b)		1,650	1,648,449
New Residential Advance Receivables Trust, Series 2014-T1 (b):
Class A1, 1.27%, 3/15/45		1,850	1,852,035
Class B1, 1.67%, 3/15/45		650	650,195
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)		3,369	3,369,483
Park Place Securities, Inc. Asset- Backed Pass-Through Certificates (a):
Series 2004-WWF1, Class M2, 1.17%, 12/25/34		1,306	1,307,410
Series 2005-WCW3, Class A2C, 0.53%, 8/25/35		3,145	3,096,061
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.08%, 11/25/34		1,345	1,325,857
Series 2005-RS6, Class M1, 0.65%, 6/25/35		2,653	2,622,635
Series 2006-RZ3, Class A2, 0.31%, 8/25/36		6,943	6,866,128
RASC Trust, Series 2005-AHL3, Class A2, 0.39%, 11/25/35 (a)		2,388	2,338,325

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	USD	685	$685,611
Series 2010-3, Class C, 3.06%, 11/15/17		2,995	3,038,456
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		89	88,934
Series 2011-1, Class C, 3.11%, 5/16/16		2,981	2,995,558
Series 2011-1, Class D, 4.01%, 2/15/17		14,720	15,070,778
Series 2011-3, Class D, 4.23%, 5/15/17		3,900	4,029,784
Series 2011-4, Class C, 3.82%, 8/15/17		3,490	3,540,734
Series 2011-4, Class D, 4.74%, 9/15/17		1,220	1,274,367
Series 2012-1, Class C, 3.78%, 11/15/17		300	305,578
Series 2012-2, Class B, 2.09%, 8/15/16		1,732	1,735,462
Series 2012-2, Class C, 3.20%, 2/15/18		3,648	3,710,687
Series 2012-2, Class D, 3.87%, 2/15/18		2,000	2,073,272
Series 2012-3, Class D, 3.64%, 5/15/18		13,100	13,562,116
Series 2012-4, Class B, 1.83%, 3/15/17		2,800	2,811,326
Series 2012-4, Class D, 3.50%, 6/15/18		1,100	1,129,154
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		5,600	5,639,967
Series 2013-1, Class C, 1.76%, 1/15/19		2,827	2,832,606
Series 2013-2, Class B, 1.33%, 3/15/18		3,005	3,017,970
Series 2013-2, Class C, 1.95%, 3/15/19		12,300	12,441,007
Series 2013-3 Class C, 1.81%, 4/15/19		4,790	4,772,296
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		2,300	2,328,012
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		4,100	4,199,384
Series 2014-1, Class B, 1.59%, 10/15/18		4,320	4,328,614
Series 2014-1, Class C, 2.36%, 4/15/20		3,020	3,036,112
Series 2014-2, Class C, 2.33%, 11/15/19		2,500	2,498,755
Series 2014-4, Class B, 1.82%, 5/15/19		1,850	1,848,960
Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust (concluded):
Series 2014-4, Class C, 2.60%, 11/16/20	USD	1,770	$1,768,140
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 0.67%, 9/15/20		9,122	9,068,762
Series 2003-B, Class A2, 0.63%, 3/15/22		2,573	2,570,141
Series 2003-C, Class A2, 0.62%, 9/15/20		2,178	2,159,295
Series 2004-A, Class A2, 0.43%, 3/16/20		4,049	4,039,737
Series 2004-B, Class A2, 0.43%, 6/15/21		7,741	7,698,465
Series 2005-A, Class A2, 0.37%, 12/15/20		1,146	1,144,885
Series 2005-B, Class A2, 0.41%, 3/15/23		5,886	5,832,239
Series 2006-B, Class A4, 0.41%, 3/15/24		5,218	5,181,643
SLM Private Education Loan Trust (a)(b):
Series 2010-A, Class 1A, 3.20%, 5/16/44		3,900	4,039,552
Series 2011-A, Class A1, 1.15%, 10/15/24		8,859	8,893,535
Series 2011-B, Class A1, 1.00%, 12/16/24		1,151	1,156,609
Series 2011-C, Class A1, 1.55%, 12/15/23		1,158	1,166,177
Series 2012-A, Class A1, 1.55%, 8/15/25		2,203	2,229,999
Series 2012-C, Class A1, 1.25%, 8/15/23		2,361	2,377,125
Series 2012-D, Class A1, 1.20%, 6/15/23		1,717	1,727,766
Series 2012-E, Class A1, 0.90%, 10/16/23		5,277	5,297,587
Series 2013-A, Class A1, 0.75%, 8/15/22		5,966	5,976,169
Series 2013-B, Class A1, 0.80%, 7/15/22		8,834	8,846,439
Series 2013-C, Class A1, 1.00%, 2/15/22		4,559	4,580,941
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.67%, 12/25/35 (a)		3,659	3,592,237
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.36%, 6/25/37 (a)(b)		4,035	3,927,886
Trade MAPS 1 Ltd., Series 2013-1A (a)(b):
Class A, 0.85%, 12/10/18		9,690	9,716,221

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Trade MAPS 1 Ltd., Series 2013-1A (a)(b) (concluded):
Class B, 1.40%, 12/10/18	USD	3,100	$3,100,102
Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, 3.13%, 4/27/54 (b)(d)		6,465	6,465,195
Vericrest Opportunity Loan Trust XIX LLC, Series 2013-NPL5, Class A1, 3.63%, 4/25/55 (b)(d)		1,079	1,079,579
Vericrest Opportunity Loan Trust XXI LLC, Series 2013-NPL7, Class A1, 3.63%, 11/25/53 (b)(d)		1,779	1,783,489
Total Asset-Backed Securities — 12.4%			444,779,456

Corporate Bonds
Aerospace & Defense — 0.5%
Eaton Corp., 0.95%, 11/02/15		3,000	3,009,522
L-3 Communications Corp.:
3.95%, 11/15/16		1,250	1,314,016
1.50%, 5/28/17		520	516,189
4.75%, 7/15/20		2,400	2,591,434
4.95%, 2/15/21		7,468	8,117,440
3.95%, 5/28/24		565	560,598
Lockheed Martin Corp., 4.85%, 9/15/41		2,000	2,173,090

			18,282,289
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40		400	443,971
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		4,400	4,598,000
Auto Components — 0.4%
Delphi Corp.:
5.00%, 2/15/23		850	910,350
4.15%, 3/15/24		3,200	3,264,435
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		1,525	1,502,125
6.00%, 8/01/20		1,725	1,772,438
Johnson Controls, Inc., 1.40%, 11/02/17		3,330	3,302,234
Lear Corp.:
4.75%, 1/15/23		1,000	987,500

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Lear Corp. (concluded):
5.38%, 3/15/24	USD	3,775	$3,793,875

			15,532,957
Banks — 1.9%
ANZ New Zealand International Ltd., 1.13%, 3/24/16 (b)		2,500	2,510,900
Bank of Nova Scotia:
0.95%, 3/15/16		4,200	4,216,036
1.10%, 12/13/16		5,000	5,008,345
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19		3,500	3,514,490
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18		2,600	2,587,491
Fifth Third Bancorp, 0.90%, 2/26/16		2,900	2,905,484
HSBC Bank USA NA, 5.88%, 11/01/34		1,700	2,056,505
HSBC Holdings PLC, 6.50%, 9/15/37		1,700	2,091,377
Rabobank Nederland, 3.88%, 2/08/22		3,800	4,002,848
Royal Bank of Canada, 0.85%, 3/08/16		4,600	4,604,223
U.S. Bancorp, 2.20%, 11/15/16		4,000	4,114,736
Wachovia Bank NA, 6.00%, 11/15/17		5,400	6,092,383
Wells Fargo & Co.:
1.15%, 6/02/17		5,200	5,166,938
2.13%, 4/22/19		8,100	8,001,698
3.00%, 1/22/21		4,700	4,745,440
3.30%, 9/09/24		5,100	5,003,278
4.10%, 6/03/26		1,900	1,893,322

			68,515,494
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		1,500	1,345,761
Bottling Group LLC, 5.13%, 1/15/19		1,100	1,230,900
Diageo Capital PLC, 0.63%, 4/29/16		2,800	2,795,167
Diageo Finance BV, 3.25%, 1/15/15		2,000	2,016,200
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		1,250	1,283,994
PepsiCo, Inc.:
7.90%, 11/01/18		2,000	2,456,432
2.75%, 3/01/23		3,400	3,281,119
3.60%, 3/01/24		4,000	4,099,716
4.88%, 11/01/40		1,000	1,079,049

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Beverages (concluded)
PepsiCo, Inc. (concluded):
3.60%, 8/13/42	USD	2,000	$1,775,594

			21,363,932
Biotechnology — 0.6%
Amgen, Inc., 2.30%, 6/15/16		3,240	3,314,520
Biogen Idec, Inc., 6.88%, 3/01/18		5,328	6,183,363
Celgene Corp., 2.30%, 8/15/18		4,700	4,722,856
Gilead Sciences, Inc.:
3.05%, 12/01/16		1,400	1,458,346
2.05%, 4/01/19		5,000	4,962,160

			20,641,245
Capital Markets — 3.0%
The Bank of New York Mellon Corp., 0.70%, 3/04/16		4,600	4,601,808
The Bear Stearns Cos. LLC:
5.70%, 11/15/14		800	801,644
6.40%, 10/02/17		2,500	2,827,918
FMS Wertmanagement AoeR, 1.13%, 9/05/17		12,454	12,424,770
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18		3,700	4,142,128
6.15%, 4/01/18		1,500	1,691,340
2.90%, 7/19/18		4,700	4,814,238
2.63%, 1/31/19		2,700	2,693,056
7.50%, 2/15/19		1,200	1,430,906
6.00%, 6/15/20		3,500	4,020,905
5.75%, 1/24/22		1,400	1,592,045
3.63%, 1/22/23		750	744,509
6.75%, 10/01/37		5,350	6,386,760
6.25%, 2/01/41		4,250	5,147,698
4.80%, 7/08/44		3,500	3,519,446
Invesco Finance PLC, 5.38%, 11/30/43		2,400	2,739,989
Legg Mason, Inc., 2.70%, 7/15/19		4,335	4,347,858
Morgan Stanley:
1.75%, 2/25/16		3,000	3,031,998
4.75%, 3/22/17		3,300	3,546,216
6.25%, 8/28/17		1,500	1,685,319
2.50%, 1/24/19		3,800	3,800,255
5.63%, 9/23/19		10,000	11,256,750
3.75%, 2/25/23		7,500	7,490,257
4.10%, 5/22/23		2,900	2,891,990
4.35%, 9/08/26		2,250	2,211,338
6.38%, 7/24/42		2,700	3,371,053
Series F, 3.88%, 4/29/24		2,800	2,797,096

			106,009,290
Chemicals — 0.9%
Ecolab, Inc., 1.00%, 8/09/15		2,900	2,910,208
LYB International Finance BV:
4.00%, 7/15/23		4,150	4,293,557
Corporate Bonds	Par (000)		Value
Chemicals (concluded)
LYB International Finance BV (concluded):
4.88%, 3/15/44	USD	2,200	$2,245,366
LyondellBasell Industries NV:
5.00%, 4/15/19		5,300	5,850,649
6.00%, 11/15/21		7,300	8,511,676
Monsanto Co.:
2.13%, 7/15/19		2,615	2,601,159
2.75%, 7/15/21		1,170	1,160,095
4.40%, 7/15/44		2,155	2,135,678
RPM International, Inc., 6.13%, 10/15/19		2,453	2,800,568

			32,508,956
Commercial Services & Supplies — 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42		1,600	1,561,581
GATX Corp., 2.50%, 7/30/19		1,500	1,497,817
RR Donnelley & Sons Co., 6.00%, 4/01/24		1,600	1,580,000

			4,639,398
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		5,000	4,997,485
Consumer Finance — 0.8%
Capital One Bank USA NA:
2.15%, 11/21/18		2,150	2,142,217
2.95%, 7/23/21		5,900	5,802,491
Capital One NA, 1.50%, 9/05/17		5,000	4,978,130
Caterpillar Financial Services Corp., 0.70%, 2/26/16		3,600	3,603,985
MasterCard, Inc.:
2.00%, 4/01/19		1,955	1,939,851
3.38%, 4/01/24		3,000	3,016,308
Synchrony Financial:
3.00%, 8/15/19		5,200	5,214,253
3.75%, 8/15/21		2,045	2,063,472

			28,760,707
Diversified Financial Services — 3.8%
American Express Credit Corp.:
2.75%, 9/15/15		2,600	2,654,382
2.38%, 3/24/17		3,000	3,069,888
1.55%, 9/22/17		2,865	2,863,026
American Honda Finance Corp., 1.13%, 10/07/16		4,635	4,650,866
Associates Corp. of North America, 6.95%, 11/01/18		964	1,130,559
Bank of America Corp.:
6.88%, 4/25/18		3,550	4,094,584
5.49%, 3/15/19		1,500	1,655,937
5.63%, 7/01/20		4,500	5,081,364

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Bank of America Corp. (concluded):
5.70%, 1/24/22	USD	8,000	$9,165,928
3.30%, 1/11/23		3,400	3,316,091
4.13%, 1/22/24		5,000	5,095,530
6.11%, 1/29/37		1,300	1,488,037
4.88%, 4/01/44		2,975	3,084,688
BNP Paribas SA:
1.38%, 3/17/17		5,000	4,986,920
2.40%, 12/12/18		4,000	4,011,392
Citigroup, Inc.:
4.45%, 1/10/17		1,900	2,024,397
2.50%, 9/26/18		3,000	3,019,512
8.50%, 5/22/19		1,600	1,999,947
2.50%, 7/29/19		5,500	5,450,989
6.13%, 8/25/36		800	917,253
5.30%, 5/06/44		2,100	2,182,020
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		2,900	2,927,869
1.70%, 5/09/16		2,800	2,823,545
3.00%, 6/12/17		5,400	5,573,210
1.72%, 12/06/17		5,100	5,064,045
General Electric Capital Corp.:
2.25%, 11/09/15		2,000	2,035,202
2.30%, 1/14/19		4,000	4,039,428
4.38%, 9/16/20		4,000	4,372,764
4.63%, 1/07/21		1,600	1,763,398
6.75%, 3/15/32		500	659,219
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18		3,000	3,045,981
JPMorgan Chase & Co.:
1.13%, 2/26/16		4,500	4,518,536
2.00%, 8/15/17		4,100	4,134,953
4.25%, 10/15/20		6,000	6,401,526
3.25%, 9/23/22		2,600	2,559,055
3.20%, 1/25/23		6,900	6,735,642
3.38%, 5/01/23		1,800	1,724,288
5.60%, 7/15/41		1,000	1,144,717
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	894,446
Leucadia National Corp., 5.50%, 10/18/23		4,500	4,702,640

			137,063,774
Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
2.40%, 8/15/16		1,250	1,279,169
2.38%, 11/27/18		5,565	5,617,060
5.35%, 9/01/40		1,231	1,305,347
5.55%, 8/15/41		5,000	5,431,705
4.80%, 6/15/44		1,800	1,773,470
British Telecommunications PLC, 1.25%, 2/14/17		1,550	1,546,300
Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	USD	4,250	$4,180,466
Verizon Communications, Inc.:
2.00%, 11/01/16		5,500	5,586,284
1.35%, 6/09/17		5,200	5,173,579
3.65%, 9/14/18		4,500	4,741,362
5.05%, 3/15/34		3,200	3,390,432
6.90%, 4/15/38		900	1,159,609
7.35%, 4/01/39		1,700	2,299,910
4.75%, 11/01/41		2,100	2,104,971
6.55%, 9/15/43		5,275	6,590,543

			52,180,207
Electric Utilities — 1.5%
Commonwealth Edison Co.:
4.70%, 4/15/15		1,000	1,023,038
4.70%, 1/15/44		2,101	2,301,677
Series 100, 5.88%, 2/01/33		3,500	4,328,758
Duke Energy Corp.:
2.15%, 11/15/16		2,100	2,145,431
5.05%, 9/15/19		2,000	2,238,958
Duke Energy Florida, Inc., 3.85%, 11/15/42		2,500	2,374,477
MidAmerican Energy Holdings Co., 5.75%, 4/01/18		6,550	7,396,823
Mississippi Power Co., 4.25%, 3/15/42		1,700	1,669,091
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19		3,500	3,536,991
Northern States Power Co., 5.25%, 7/15/35		2,500	2,952,112
Pacific Gas & Electric Co.:
5.63%, 11/30/17		1,500	1,680,236
3.25%, 9/15/21		2,900	2,949,532
3.75%, 8/15/42		3,000	2,736,075
PacifiCorp:
5.50%, 1/15/19		1,300	1,473,384
6.25%, 10/15/37		1,000	1,298,208
Progress Energy, Inc.:
4.88%, 12/01/19		3,100	3,453,236
4.40%, 1/15/21		3,700	4,037,051
3.15%, 4/01/22		950	953,294
Tampa Electric Co., 2.60%, 9/15/22		2,000	1,931,674
Xcel Energy, Inc., 0.75%, 5/09/16		3,200	3,195,290

			53,675,336
Electrical Equipment — 0.3%
Amphenol Corp.:
1.55%, 9/15/17		3,355	3,350,769
2.55%, 1/30/19		4,000	4,025,980

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electrical Equipment (concluded)
Roper Industries, Inc., 2.05%, 10/01/18	USD	3,500	$3,467,065

			10,843,814
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17		2,900	3,302,198
Food & Staples Retailing — 0.3%
CVS Caremark Corp.:
6.13%, 8/15/16		2,300	2,518,433
2.25%, 12/05/18		3,125	3,136,325
Wal-Mart Stores, Inc.:
1.13%, 4/11/18		2,000	1,972,860
5.63%, 4/01/40		2,500	3,030,140

			10,657,758
Food Products — 0.4%
Kellogg Co.:
4.45%, 5/30/16		100	105,693
3.25%, 5/21/18		1,550	1,614,173
Mead Johnson Nutrition Co., 4.90%, 11/01/19		4,500	4,964,310
Mondelez International, Inc.:
4.13%, 2/09/16		2,000	2,086,812
2.25%, 2/01/19		4,000	3,970,872
Tyson Foods, Inc., 2.65%, 8/15/19		2,070	2,073,873

			14,815,733
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42		1,800	1,700,269
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc., 1.85%, 6/15/18		1,650	1,643,131
Boston Scientific Corp., 2.65%, 10/01/18		2,000	2,019,572
CareFusion Corp.:
1.45%, 5/15/17		650	646,618
3.88%, 5/15/24		1,640	1,637,630
Covidien International Finance SA:
4.20%, 6/15/20		5,045	5,458,468
3.20%, 6/15/22		4,500	4,552,745
6.55%, 10/15/37		2,600	3,393,291
Stryker Corp., 4.38%, 5/15/44		3,000	3,005,181

			22,356,636
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp., 1.15%, 5/15/17		6,000	5,960,994
Cardinal Health, Inc., 1.70%, 3/15/18		2,200	2,178,680
Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Express Scripts Holding Co., 3.13%, 5/15/16	USD	3,000	$3,107,283
HCA, Inc., 3.75%, 3/15/19		3,370	3,294,175
Humana, Inc.:
6.45%, 6/01/16		4,100	4,463,063
2.63%, 10/01/19		2,195	2,193,657
4.95%, 10/01/44		2,000	2,004,812
McKesson Corp.:
1.40%, 3/15/18		4,500	4,416,354
4.88%, 3/15/44		800	823,763
UnitedHealth Group, Inc., 4.70%, 2/15/21		3,100	3,458,853

			31,901,634
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp., 6.30%, 10/15/37		1,000	1,286,339
Starbucks Corp., 0.88%, 12/05/16		2,450	2,449,588
Wyndham Worldwide Corp.:
4.25%, 3/01/22		1,550	1,569,332
3.90%, 3/01/23		1,550	1,527,244
Yum! Brands, Inc.:
4.25%, 9/15/15		2,000	2,067,738
5.30%, 9/15/19		2,241	2,486,150
6.88%, 11/15/37		467	590,371

			11,976,762
Household Products — 0.1%
Kimberly-Clark Corp., 2.40%, 3/01/22		1,250	1,219,371
Whirlpool Corp., 1.35%, 3/01/17		2,525	2,516,423

			3,735,794
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20		3,200	3,542,909
Exelon Generation Co. LLC, 5.75%, 10/01/41		500	547,036
PSEG Power LLC:
2.45%, 11/15/18		400	403,097
4.15%, 9/15/21		1,150	1,213,534
Southern Power Co., 5.15%, 9/15/41		1,000	1,095,226

			6,801,802
Insurance — 0.9%
ACE INA Holdings, Inc., 3.35%, 5/15/24		3,155	3,147,788
Aflac, Inc., 8.50%, 5/15/19		1,500	1,898,454
Berkshire Hathaway, Inc., 1.90%, 1/31/17		2,400	2,445,953

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Fidelity National Financial, Inc., 5.50%, 9/01/22	USD	1,225	$1,330,535
Markel Corp.:
5.35%, 6/01/21		1,300	1,453,374
3.63%, 3/30/23		1,300	1,292,218
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15		192	201,099
2.35%, 9/10/19		2,940	2,925,317
4.80%, 7/15/21		1,600	1,761,949
3.50%, 6/03/24		1,875	1,881,302
Protective Life Corp., 8.45%, 10/15/39		800	1,198,669
Prudential Financial, Inc., 4.75%, 9/17/15		3,900	4,054,151
Willis Group Holdings PLC:
4.13%, 3/15/16		2,600	2,700,550
5.75%, 3/15/21		2,700	3,020,258
XLIT Ltd., 5.75%, 10/01/21		1,400	1,619,507

			30,931,124
Internet Software & Services — 0.5%
Baidu, Inc.:
3.25%, 8/06/18		7,000	7,207,123
2.75%, 6/09/19		1,072	1,064,462
eBay, Inc.:
2.20%, 8/01/19		5,400	5,329,600
3.45%, 8/01/24		2,200	2,142,932
VeriSign, Inc., 4.63%, 5/01/23		1,325	1,278,625

			17,022,742
IT Services — 0.3%
International Business Machines Corp.:
2.00%, 1/05/16		8,600	8,750,087
7.63%, 10/15/18		2,050	2,487,759

			11,237,846
Leisure Products — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,654	3,690,540
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14		1,600	1,606,453
3.20%, 3/01/16		2,800	2,890,446

			4,496,899
Machinery — 0.2%
Danaher Corp., 2.30%, 6/23/16		450	462,011
Illinois Tool Works, Inc., 1.95%, 3/01/19		4,000	3,975,336
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/19		400	408,558
Corporate Bonds	Par (000)		Value
Machinery (concluded)
Ingersoll-Rand Global Holding Co., Ltd. (concluded):
5.75%, 6/15/43	USD	1,500	$1,772,101
Trinity Acquisition PLC, 6.13%, 8/15/43		1,100	1,216,886

			7,834,892
Media — 1.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		800	799,000
5.63%, 2/15/24		800	802,000
Comcast Corp., 5.70%, 5/15/18		2,450	2,782,215
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/15		3,600	3,650,494
4.45%, 4/01/24		1,200	1,249,746
5.15%, 3/15/42		4,500	4,550,135
DISH DBS Corp.:
7.88%, 9/01/19		2,700	3,051,000
6.75%, 6/01/21		1,200	1,290,000
NBCUniversal Enterprise, Inc. (b):
1.66%, 4/15/18		1,000	995,568
1.97%, 4/15/19		2,700	2,664,266
Scripps Networks Interactive, Inc., 2.70%, 12/15/16		2,300	2,377,027
Thomson Reuters Corp., 0.88%, 5/23/16		1,600	1,597,387
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,300	2,555,866
4.50%, 9/15/42		2,200	2,170,940
Time Warner, Inc.:
2.10%, 6/01/19		4,100	4,029,615
4.65%, 6/01/44		2,000	1,936,034
Viacom, Inc.:
2.50%, 9/01/18		4,300	4,354,042
2.20%, 4/01/19		5,000	5,001,740

			45,857,075
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		2,000	2,056,076
Xstrata Canada Corp., 6.20%, 6/15/35		600	662,978
Xstrata Finance Canada Ltd., 6.00%, 11/15/41 (b)		650	695,076

			3,414,130
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc., Series 12-A, 4.20%, 3/15/42		2,400	2,359,918

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multi-Utilities (concluded)
Dominion Resources, Inc.:
6.40%, 6/15/18	USD	4,050	$4,659,213
4.45%, 3/15/21		2,100	2,275,696
4.05%, 9/15/42		1,700	1,577,913
SCANA Corp., 4.13%, 2/01/22		500	515,851

			11,388,591
Oil, Gas & Consumable Fuels — 3.3%
BP Capital Markets PLC:
3.13%, 10/01/15		700	718,921
3.20%, 3/11/16		1,500	1,553,529
2.24%, 5/10/19		6,400	6,360,838
3.56%, 11/01/21		1,900	1,953,690
3.81%, 2/10/24		1,700	1,720,815
Buckeye Partners LP:
2.65%, 11/15/18		4,900	4,893,880
4.35%, 10/15/24		4,300	4,259,077
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18		875	861,492
CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17		6,800	6,801,883
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16		500	549,048
DCP Midstream Operating LP, 3.25%, 10/01/15		2,000	2,050,700
Ecopetrol SA, 5.88%, 5/28/45		1,450	1,468,125
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24		4,500	4,470,525
Encana Corp., 6.50%, 5/15/19		400	468,429
Energy Transfer Equity LP, 7.50%, 10/15/20		5,998	6,672,775
Energy Transfer Partners LP:
9.70%, 3/15/19		842	1,077,456
9.00%, 4/15/19		373	467,394
4.15%, 10/01/20		3,950	4,101,759
Enterprise Products Operating LLC:
3.20%, 2/01/16		3,000	3,096,795
5.20%, 9/01/20		500	561,442
5.75%, 3/01/35		1,500	1,736,700
5.95%, 2/01/41		900	1,071,270
Hess Corp., 1.30%, 6/15/17		1,110	1,105,783
Husky Energy, Inc.:
3.95%, 4/15/22		5,300	5,493,036
4.00%, 4/15/24		1,625	1,666,761
6.80%, 9/15/37		1,000	1,309,106
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		850	852,885
5.63%, 9/01/41		1,895	1,959,373
5.50%, 3/01/44		625	626,394
Magellan Midstream Partners LP, 5.15%, 10/15/43		2,100	2,270,470
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Marathon Oil Corp., 0.90%, 11/01/15	USD	1,300	$1,300,517
Marathon Petroleum Corp., 4.75%, 9/15/44		2,365	2,270,315
Petrobras International Finance Co.:
3.50%, 2/06/17		5,900	6,002,542
5.38%, 1/27/21		3,100	3,133,542
6.75%, 1/27/41		500	513,500
Petroleos Mexicanos:
5.50%, 1/21/21		1,100	1,210,550
4.88%, 1/24/22		1,300	1,381,250
6.50%, 6/02/41		500	578,350
6.38%, 1/23/45 (b)		3,900	4,410,120
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/01/19		600	759,786
Statoil ASA, 1.95%, 11/08/18		2,840	2,850,372
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23		4,400	4,267,556
6.10%, 2/15/42		900	1,011,189
4.95%, 1/15/43		900	876,655
5.30%, 4/01/44		1,700	1,734,515
Total Capital International SA, 2.10%, 6/19/19		5,300	5,284,625
The Williams Cos., Inc., 4.55%, 6/24/24		6,515	6,445,107
Williams Partners LP, 3.80%, 2/15/15		800	808,868

			117,039,710
Pharmaceuticals — 0.9%
AbbVie, Inc., 1.20%, 11/06/15		1,300	1,304,892
Actavis Funding SCS, 3.85%, 6/15/24 (b)		5,100	4,943,802
AstraZeneca PLC, 6.45%, 9/15/37		2,400	3,112,824
Eli Lilly & Co.:
5.55%, 3/15/37		1,700	2,035,862
4.65%, 6/15/44		3,700	3,914,082
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16		2,500	2,501,618
5.65%, 5/15/18		1,200	1,358,431
6.38%, 5/15/38		500	643,744
Novartis Capital Corp.:
3.40%, 5/06/24		4,600	4,672,413
4.40%, 5/06/44		4,300	4,471,462
Pfizer, Inc., 6.20%, 3/15/19		1,500	1,753,028

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Zoetis, Inc., 1.15%, 2/01/16	USD	3,000	$3,006,501

			33,718,659
Professional Services — 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15		600	613,468
Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20		4,000	3,963,376
American Tower Corp.:
4.63%, 4/01/15		4,000	4,079,896
4.50%, 1/15/18		2,100	2,241,790
3.40%, 2/15/19		1,768	1,806,312
5.05%, 9/01/20		1,300	1,409,758
3.45%, 9/15/21		2,450	2,401,987
4.70%, 3/15/22		2,900	3,035,743
5.00%, 2/15/24		3,000	3,144,369
Corrections Corp. of America:
4.13%, 4/01/20		2,900	2,842,000
4.63%, 5/01/23		2,425	2,346,187
HCP, Inc., 6.70%, 1/30/18		4,000	4,601,488
Host Hotels & Resorts LP, 3.75%, 10/15/23		525	519,134
Simon Property Group LP:
5.65%, 2/01/20		1,000	1,150,868
4.75%, 3/15/42		1,900	1,969,413
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)		1,945	1,949,612

			37,461,933
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		2,000	1,950,592
5.40%, 6/01/41		2,700	3,036,817
4.55%, 9/01/44		3,110	3,107,689
Canadian Pacific Railway Co., 7.13%, 10/15/31		1,000	1,364,586
Norfolk Southern Corp., 5.75%, 1/15/16		2,425	2,573,960
Union Pacific Corp., 6.13%, 2/15/20		1,300	1,488,464

			13,522,108
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.:
3.30%, 10/01/21		2,100	2,159,840
4.80%, 10/01/41		350	364,960
4.25%, 12/15/42		2,100	2,047,895
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,220	1,227,042
Seagate HDD Cayman:
3.75%, 11/15/18 (b)		7,500	7,650,000
Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (concluded)
Seagate HDD Cayman (concluded):
4.75%, 6/01/23	USD	3,100	$3,123,250
4.75%, 1/01/25 (b)		4,400	4,378,000

			20,950,987
Software — 0.1%
Oracle Corp.:
5.25%, 1/15/16		1,500	1,589,505
5.75%, 4/15/18		550	623,684
2.80%, 7/08/21		2,945	2,923,030

			5,136,219
Specialty Retail — 1.1%
Advance Auto Parts, Inc., 4.50%, 1/15/22		3,100	3,257,650
AutoZone, Inc., 1.30%, 1/13/17		3,850	3,849,138
The Home Depot, Inc.:
5.88%, 12/16/36		2,500	3,078,242
5.40%, 9/15/40		2,000	2,330,130
5.95%, 4/01/41		800	996,622
L Brands, Inc.:
6.90%, 7/15/17		2,167	2,397,244
8.50%, 6/15/19		4,000	4,720,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21		5,300	5,759,733
QVC, Inc.:
4.38%, 3/15/23		4,275	4,265,112
4.45%, 2/15/25 (b)		5,300	5,231,492
The Sherwin-Williams Co., 3.13%, 12/15/14		3,300	3,318,793

			39,204,156
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
2.85%, 5/06/21		8,500	8,516,677
2.40%, 5/03/23		1,300	1,229,244
3.85%, 5/04/43		5,300	4,914,377
4.45%, 5/06/44		1,700	1,735,462
Hewlett-Packard Co.:
3.00%, 9/15/16		3,000	3,104,775
2.75%, 1/14/19		4,000	4,062,608

			23,563,143
Tobacco — 1.1%
Altria Group, Inc.:
4.13%, 9/11/15		2,600	2,683,564
5.38%, 1/31/44		9,200	9,802,168
Lorillard Tobacco Co., 3.50%, 8/04/16		650	675,224
Philip Morris International, Inc.:
5.65%, 5/16/18		4,300	4,863,076
1.88%, 1/15/19		3,550	3,515,679

10	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Tobacco (concluded)
Philip Morris International, Inc. (concluded):
2.90%, 11/15/21	USD	3,400	$3,399,330
6.38%, 5/16/38		2,500	3,137,455
Reynolds American, Inc.:
1.05%, 10/30/15		2,000	2,005,978
3.25%, 11/01/22		2,300	2,219,233
4.85%, 9/15/23		2,900	3,088,851
4.75%, 11/01/42		1,700	1,616,707
6.15%, 9/15/43		1,000	1,143,933

			38,151,198
Wireless Telecommunication Services — 0.1%
Crown Castle International Corp., 4.88%, 4/15/22		2,800	2,723,000
Vodafone Group PLC, 5.63%, 2/27/17		950	1,041,343

			3,764,343
Total Corporate Bonds — 32.3%			1,156,305,204

Foreign Agency Obligations
Brazilian Government International Bonds, 5.63%, 1/07/41		1,500	1,548,750
Egypt Government AID Bonds, 4.45%, 9/15/15		16,365	17,011,810
Export-Import Bank of Korea:
2.38%, 8/12/19		5,600	5,557,625
4.00%, 1/29/21		1,446	1,519,486
4.00%, 1/14/24		2,500	2,614,703
Hashemite Kingdom of Jordan Government AID Bonds, 1.95%, 6/23/19		5,226	5,218,229
Mexico Government International Bonds:
3.50%, 1/21/21		2,915	2,954,078
6.75%, 9/27/34		2,400	3,048,000
6.05%, 1/11/40		4,800	5,664,000
4.75%, 3/08/44		4,600	4,565,500
Tunisia Government AID Bonds, 2.45%, 7/24/21		3,327	3,315,495
Uruguay Government International Bonds, 5.10%, 6/18/50		3,200	3,104,000
Total Foreign Agency Obligations — 1.6%			56,121,676
Municipal Bonds	Par (000)		Value
Bay Area Toll Authority, RB, San Francisco Toll Bridge:
Build America Bonds, Series S-1, 7.04%, 4/01/50	USD	800	$1,146,232
Series F-2, 6.26%, 4/01/49		425	569,997
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.41%, 6/27/22 (a)		186	184,763
Chicago Transit Authority, RB, Series B, 6.90%, 12/01/40		450	548,721
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37		875	854,735
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50		900	1,273,401
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40		150	188,088
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45		1,320	1,816,043
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38		450	539,294
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42		1,000	1,284,240
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41		450	608,868
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48		600	769,698
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 1.30%, 7/01/16		1,725	1,739,921

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)			Value
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40	USD	1,200		$1,425,300
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41		700		971,159
Series F, 7.41%, 1/01/40		700		1,002,918
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40		800		961,976
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62		700		698,180
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		1,150		1,678,632
7.63%, 3/01/40		1,150		1,671,329
7.60%, 11/01/40		250		369,790
State of Illinois, GO:
Build America Bonds, 7.35%, 7/01/35		650		746,577
Pension, 5.10%, 6/01/33		1,000		970,440
State of Mississippi, GO, Refunding, Build America Bonds, Series F, 5.25%, 11/01/34		600		680,874
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40		675		794,644
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34		400		489,580
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31		1,000		1,073,760
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41		300		380,274
Total Municipal Bonds — 0.7%				25,439,434

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 8A11, 0.38%, 7/25/35 (a)		378		377,140
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21		211		218,414
Non-Agency Mortgage-Backed Securities	Par (000)			Value
Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)	USD	1,404		$1,461,471
Connecticut Avenue Securities (a):
Series 2014-C01, Class M1, 1.75%, 1/25/24		4,300		4,307,153
Series 2014-C02, Class 2M1, 1.10%, 5/25/24		7,381		7,272,043
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35		338		352,200
CSMC Trust (a)(b):
Series 2009-13R, Class 5A1, 0.93%, 1/26/35		4,924		4,893,109
Series 2010-20R, Class 7A6, 3.50%, 3/27/37		2,789		2,798,557
Series 2011-4R, Class 4A6, 4.00%, 8/27/37		1,303		1,328,800
Series 2013-8R, Class 7A1, 0.32%, 4/27/37		1,389		1,328,111
Series 2013-8R, Class 8A1, 0.39%, 5/27/37		5,035		4,841,697
GreenPoint Mortgage Funding Trust, Class A1A (a):
Series 2006-AR4, 0.25%, 9/25/46		—	(e)	36
Series 2006-AR5, 0.23%, 10/25/46		1		1,445
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.30%, 10/26/36 (a)(b)		4,830		4,708,822
Puma Finance Property Ltd., Series G5, Class A1, 0.37%, 2/21/38 (a)(b)		720		713,745
RALI Trust:
Series 2004-QS4, Class A7, 4.00%, 3/25/34		54		55,556
Series 2004-QS5, Class A5, 4.75%, 4/25/34		635		651,698
Series 2004-QS9, Class A1, 5.00%, 6/25/19		270		271,210
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.40%, 8/26/35 (a)(b)		1,973		1,990,809
Structured Agency Credit Risk Debt Notes, Class M1 (a):
Series 2013-DN1, 3.55%, 7/25/23		3,395		3,534,294
Series 2013-DN2, 1.60%, 11/25/23		8,149		8,151,128

12	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (b)	USD	6,326	$6,326,248

			55,583,686
Commercial Mortgage-Backed Securities — 9.2%
Banc of America Commercial Mortgage Trust:
Series 2006-4, Class A4, 5.63%, 7/10/46		5,552	5,871,936
Series 2006-5, Class AM, 5.45%, 9/10/47		1,520	1,628,823
Series 2006-6, Class A4, 5.36%, 10/10/45		3,580	3,768,877
Series 2007-4, Class A4, 5.75%, 2/10/51 (a)		2,973	3,264,793
Series 2007-5, Class A4, 5.49%, 2/10/51		3,440	3,703,404
Banc of America Merrill Lynch Commercial Mortgage, Inc. (a):
Series 2005-2, Class A5, 4.86%, 7/10/43		4,513	4,565,215
Series 2005-6, Class A4, 5.18%, 9/10/47		12,615	12,988,434
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		2,710	2,824,321
Series 2005-PWR8, Class A4, 4.67%, 6/11/41		4,399	4,459,317
Series 2005-PWR9, Class A4B, 4.94%, 9/11/42		2,100	2,170,312
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		500	524,280
Citigroup Commercial Mortgage Trust, Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (a)(b)		639	679,287
Commercial Mortgage Trust:
Series 2005-GG3, Class A4, 4.80%, 8/10/42 (a)		1,073	1,075,148
Series 2006-C7, Class AM, 5.78%, 6/10/46 (a)		3,150	3,357,065
Series 2007-C9, Class A4, 5.80%, 12/10/49 (a)		3,244	3,571,954
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)		3,100	3,324,065
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,980	2,094,131
Series 2013-CR07, Class A4, 3.21%, 3/10/46		1,700	1,696,102
Series 2013-CR09, Class A4, 4.24%, 7/10/45 (a)		600	645,194
Series 2013-CR12, Class A3, 3.77%, 10/10/46		990	1,022,590
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (concluded):
Series 2013-CR12, Class A4, 4.05%, 10/10/46	USD	1,600	$1,686,496
Series 2013-LC6, Class AM, 3.28%, 1/10/46		1,290	1,272,112
Series 2014-CR16, Class A4, 4.05%, 4/10/47		260	273,219
Series 2014-CR17, Class A5, 3.98%, 5/10/47		2,240	2,338,029
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class A3, 6.00%, 6/15/38 (a)		9,722	10,297,307
Series 2006-C3, Class AM, 6.00%, 6/15/38 (a)		2,368	2,530,750
Series 2006-C5, Class A3, 5.31%, 12/15/39		4,478	4,780,806
Series 2007-C1, Class A3, 5.38%, 2/15/40		2,219	2,373,435
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)		2,250	2,429,597
Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)		950	1,028,562
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, 5.10%, 8/15/38 (a)		4,154	4,281,295
DBRR Trust, Series 2013-EZ2, Class A, 0.85%, 2/25/45 (a)(b)		3,298	3,295,124
GE Capital Commercial Mortgage Corp. (a):
Series 2005-C2, Class A4, 4.98%, 5/10/43		5,577	5,647,570
Series 2005-C3, Class AJ, 5.07%, 7/10/45		700	720,747
Series 2006-C1, Class A4, 5.27%, 3/10/44		5,844	6,092,785
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		48	48,009
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, 5.24%, 11/10/45 (a)		4,675	4,824,438
GS Mortgage Securities Trust:
Series 2006-GG6, Class AM, 5.55%, 4/10/38 (a)		4,100	4,304,348
Series 2009-RR1, Class GGA, 5.79%, 7/12/38 (a)(b)		1,775	1,884,138
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45		930	971,025
Series 2013-GC14, Class A5, 4.24%, 8/10/46		1,620	1,732,930

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	13

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust (concluded):
Series 2013-GC16, Class A3, 4.24%, 11/10/46	USD	1,580	$1,689,796
Series 2014-GC24, Class A5, 3.93%, 9/10/47		2,500	2,590,132
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)		1,400	1,484,022
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)		760	805,548
Series 2013-C15, Class B, 4.93%, 11/15/45		1,730	1,854,802
Series 2014-C22, Class A4, 3.80%, 9/15/47		2,231	2,288,921
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-C1, Class H, 5.89%, 1/15/38 (a)(b)		3,371	3,477,871
Series 2005-CB11, Class A4, 5.34%, 8/12/37 (a)		3,120	3,154,460
Series 2005-CB13, Class AM, 5.28%, 1/12/43 (a)		2,060	2,144,353
Series 2005-LDP1, Class C, 5.25%, 3/15/46 (a)		2,300	2,316,864
Series 2005-LDP3, Class AJ, 5.00%, 8/15/42 (a)		7,383	7,560,465
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)		2,600	2,682,100
Series 2005-LDP5, Class AJ, 5.36%, 12/15/44 (a)		1,935	2,015,986
Series 2005-LDP5, Class AM, 5.28%, 12/15/44 (a)		5,070	5,315,003
Series 2006-CB14, Class AM, 5.41%, 12/12/44 (a)		6,526	6,851,308
Series 2006-CB16, Class A4, 5.55%, 5/12/45		854	903,787
Series 2006-CB17, Class A4, 5.43%, 12/12/43		8,200	8,739,380
Series 2006-LDP8, Class AM, 5.44%, 5/15/45		6,171	6,611,276
Series 2011-C5, Class A3, 4.17%, 8/15/46		1,100	1,180,450
Series 2012-CBX, Class AS, 4.27%, 6/15/45		1,110	1,176,017
LB Commercial Mortgage Trust, Series 2007-C3 (a):
Class A4, 6.10%, 7/15/44		2,059	2,252,838
Class AM, 6.10%, 7/15/44		2,450	2,701,056
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		1,460	1,486,061
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (concluded):
Series 2005-C3, Class AM, 4.79%, 7/15/40	USD	6,770	$6,902,563
Series 2005-C7, Class AJ, 5.32%, 11/15/40 (a)		1,000	1,035,961
Series 2006-C1, Class AM, 5.22%, 2/15/31 (a)		740	776,216
Series 2006-C3, Class A1A, 5.64%, 3/15/39 (a)		2,998	3,167,919
Series 2006-C4, Class AM, 6.05%, 6/15/38 (a)		3,376	3,627,090
Series 2006-C7, Class A2, 5.30%, 11/15/38		3,097	3,180,780
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,000	1,073,651
Series 2007-C1, Class A4, 5.42%, 2/15/40		4,261	4,592,272
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)		1,800	1,913,729
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		2,985	3,302,825
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM, 5.11%, 7/12/38 (a)		5,395	5,541,971
ML-CFC Commercial Mortgage Trust, Class A4 (a):
Series 2006-1, 5.47%, 2/12/39		13,045	13,615,287
Series 2006-2, 5.87%, 6/12/46		3,455	3,669,895
Monty Parent Issuer 1 LLC, Series 2013-LTR1, Class B, 4.25%, 11/20/28 (b)		2,869	2,845,092
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013- C10, Class A4, 4.22%, 7/15/46 (a)		1,560	1,654,530
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class A5, 4.70%, 7/15/56		1,163	1,164,570
Series 2005-IQ10, Class AJ, 5.18%, 9/15/42 (a)		1,200	1,234,718
Series 2006-HQ8, Class A4, 5.41%, 3/12/44 (a)		4,293	4,459,413
Series 2006-HQ8, Class AM, 5.46%, 3/12/44 (a)		990	1,044,573
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)		1,355	1,403,172
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		2,961	3,187,576
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		6,263	6,844,017

14	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I Trust (concluded):
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)	USD	3,600	$3,882,301
Series 2007-T27, Class A4, 5.65%, 6/11/42 (a)		5,450	5,985,294
Series 2007-T27, Class AM, 5.65%, 6/11/42 (a)		2,080	2,288,268
Series 2012-C4, Class A4, 3.24%, 3/15/45		2,220	2,239,851
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46		1,880	1,875,539
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Class A6, 4.70%, 5/15/44		1,885	1,920,291
Series 2005-C19, Class B, 4.89%, 5/15/44		3,186	3,239,359
Series 2005-C20, Class A7, 5.12%, 7/15/42 (a)		3,076	3,134,096
Series 2005-C20, Class AJ, 5.33%, 7/15/42 (a)		4,110	4,223,974
Series 2005-C20, Class AMFX, 5.18%, 7/15/42 (a)		3,930	4,059,694
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)		162	168,080
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)		4,815	5,066,391
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)		2,430	2,614,724
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,720	4,046,672
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class AS, 3.66%, 8/15/45		2,160	2,198,282
Series 2012-C10, Class A3, 2.88%, 12/15/45		1,870	1,829,546
Series 2012-C10, Class AS, 3.24%, 12/15/45		1,520	1,495,426
Series 2013-C15, Class A4, 4.15%, 8/15/46 (a)		1,580	1,678,357
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)		1,880	1,995,280
Series 2014-C20, Class B, 4.38%, 5/15/47		1,530	1,572,216

			329,081,927
Total Non-Agency Mortgage-Backed Securities — 10.8%			384,665,613
U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 2.3%
Fannie Mae:
0.00%, 10/09/19 — 5/15/30 (c)	USD	25,930	$21,887,939
1.00%, 9/27/17		3,292	3,278,128
2.63%, 9/06/24		31,583	31,067,376
Federal Farm Credit Banks:
1.69%, 4/09/20		8,000	7,787,200
2.00%, 4/04/22		2,977	2,869,361
Federal Home Loan Bank, 4.00%, 9/01/28		1,625	1,722,232
FICO STRIPS, 0.00%, 12/06/16 (c)		3,000	2,936,037
Navient Solutions, Inc., 0.00%, 10/03/22 (c)		5,700	4,413,453
Resolution Funding Corp., 8.13%, 10/15/19		3,500	4,535,548
Tennessee Valley Authority:
3.50%, 12/15/42		250	232,840
5.88%, 4/01/36		1,125	1,466,937

			82,197,051
Collateralized Mortgage Obligations — 0.6%
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.37%, 6/25/37		2,791	2,795,259
Series 2010-89, Class CF, 0.60%, 2/25/38		1,862	1,881,227
Series 2010-35, Class EF, 0.70%, 4/25/40		1,961	1,982,020
Freddie Mac REMICS (a):
Series 3807, Class FN, 0.65%, 2/15/41		1,142	1,153,327
Series 3667, Class FW, 0.70%, 2/15/38		1,147	1,160,108
Ginnie Mae, Series 2014-90, Class FA, 0.55%, 10/20/38 (a)		14,398	14,502,777

			23,474,718
Mortgage-Backed Securities — 40.5%
Fannie Mae Mortgage-Backed Securities:
1.90%, 4/01/43 (a)		723	738,722
1.94%, 5/01/43 (a)		1,081	1,104,893
2.08%, 6/01/43 (a)		1,373	1,378,037
2.20%, 1/01/36 (a)		866	928,457
2.30%, 1/01/35 (a)		1,033	1,105,837
2.32%, 8/01/33 (a)		1,600	1,712,347
2.34%, 5/01/33 (a)		2,215	2,372,348
2.44%, 2/01/42 (a)		27	28,666
2.50%, 9/01/28 — 10/01/44 (f)		19,796	19,676,747

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	15

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
2.75%, 1/01/42 (a)	USD	698	$722,473
2.78%, 8/01/41 (a)		1,679	1,755,349
3.00%, 1/01/27 — 10/01/44 (f)		141,574	142,766,384
3.31%, 9/01/41 (a)		983	1,028,306
3.33%, 4/01/40 (a)		223	235,791
3.50%, 2/01/26 — 10/01/44 (f)		73,042	75,091,605
4.00%, 8/01/25 — 10/01/44 (f)		198,177	209,073,011
4.50%, 10/01/24 — 11/01/44 (f)		250,720	270,359,157
5.00%, 1/01/18 — 11/01/44 (f)		116,779	128,896,132
5.50%, 9/01/19 — 10/01/44 (f)		20,413	22,762,478
6.00%, 11/01/22 — 8/01/38		18,651	21,202,212
6.50%, 12/01/30 — 12/01/32		8,196	9,436,696
Freddie Mac Mortgage-Backed Securities:
1.76%, 6/01/43 (a)		389	393,968
2.21%, 10/01/33 (a)		1,037	1,102,299
2.26%, 4/01/38 (a)		1,258	1,344,305
2.47%, 5/01/43 (a)		980	980,563
2.50%, 10/01/29 — 4/01/43 (f)		22,928	23,011,958
2.51%, 11/01/36 — 8/01/43 (a)		1,406	1,453,824
2.60%, 1/01/42 (a)		20	20,593
3.00%, 3/01/27 — 6/01/43 (f)		54,901	55,058,778
3.25%, 8/01/41 (a)		1,055	1,118,107
3.34%, 7/01/41 (a)		752	789,251
3.38%, 2/01/40 (a)		1,257	1,334,994
3.50%, 12/01/25 — 10/01/44 (f)		58,466	59,984,017
4.00%, 3/01/26 — 10/01/44 (f)		55,561	58,592,315
4.50%, 8/01/20 — 1/01/42 (f)		39,125	42,213,345
5.00%, 10/01/20 — 10/01/44 (f)		18,423	20,283,448
5.50%, 5/01/34 — 8/01/38		7,261	8,096,366
6.00%, 12/01/28 — 1/01/38		6,104	6,929,506
6.50%, 5/01/21 — 7/01/32		2,465	2,848,413
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 — 10/01/44 (f)		34,704	34,933,400
3.50%, 1/15/41 — 10/01/44 (f)		65,121	67,466,311
4.00%, 9/15/40 — 10/01/44 (f)		50,759	53,942,172
4.50%, 3/15/39 — 9/20/43		49,741	54,171,888
U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
5.00%, 9/15/39 — 5/20/41	USD	25,210	$28,027,288
5.50%, 6/15/34 — 7/20/40		8,255	9,309,537
6.00%, 9/20/38 — 10/20/38		2,702	3,053,411

			1,448,835,705
Total U.S. Government Sponsored Agency Securities — 43.4%			1,554,507,474

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27		12,068	16,881,997
6.13%, 11/15/27		12,000	16,488,744
6.25%, 5/15/30		26,586	37,976,167
5.00%, 5/15/37		21,563	28,453,047
4.50%, 8/15/39		24,000	29,786,256
4.38%, 5/15/40		11,922	14,578,365
3.88%, 8/15/40		15,149	17,149,137
3.63%, 8/15/43		43,630	47,161,325
3.38%, 5/15/44		7,100	7,330,750
U.S. Treasury Inflation Protected Security, 0.13%, 7/15/24		83,888	80,539,267
U.S. Treasury Notes:
0.75%, 1/15/17		24,146	24,130,909
0.88%, 4/15/17		250	250,000
0.88%, 4/30/17		3,051	3,047,900
0.88%, 6/15/17		55,088	54,958,874
1.63%, 4/30/19		13,500	13,449,375
1.50%, 5/31/19		875	865,908
1.63%, 6/30/19		6,270	6,236,694
1.00%, 8/31/19		128,840	123,978,351
1.13%, 3/31/20		42,437	40,659,951
2.00%, 8/31/21		9,030	8,907,950
Total U.S. Treasury Obligations — 16.0%			572,830,967

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(g)		1,264	1,172,360
Diversified Financial Services — 0.1%
JPMorgan Chase & Co., Series Q, 5.15% (a)(g)		1,825	1,738,313

16	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts (concluded)
Insurance — 0.1%
The Chubb Corp.:
6.00%, 5/11/37	USD	800	$1,009,628
6.38%, 3/29/67 (a)		2,550	2,795,437

			3,805,065
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(g)		2,200	2,288,000
Total Capital Trusts — 0.3%			9,003,738

Preferred Stock — 0.1%	Shares
Diversified Telecommunication Services — 0.1%
Qwest Corp., 7.38%		196,000	5,099,920
Total Preferred Securities — 0.4%			14,103,658
Total Long-Term Investments (Cost — $4,163,876,499) — 117.6%			4,208,753,482

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (h)(i)		98,234,715	98,234,715
Total Short-Term Securities (Cost — $98,234,715) — 2.8%			98,234,715
Options Purchased (Cost — $1,003,519) — 0.0%			1,430,000
Total Investments Before TBA Sale Commitments and Options Written (Cost — $4,263,114,732*) — 120.4%			4,308,418,197
TBA Sale Commitments (f)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29	USD	13,600	$(13,676,500)
3.00%, 10/01/29 — 10/01/44		95,442	(95,836,211)
3.50%, 10/01/29 —10/01/44		72,700	(76,378,172)
4.00%, 10/01/44		68,100	(71,760,375)
4.50%, 10/01/44		86,600	(93,433,281)
5.00%, 10/01/44		64,800	(71,523,000)
6.00%, 10/01/44		13,000	(14,692,031)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/44		500	(510,078)
4.50%, 10/01/29 —10/01/44		2,900	(3,103,719)
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/01/44		8,000	(8,802,500)
4.50%, 10/01/44		14,000	(15,181,250)
Total TBA Sale Commitments (Proceeds — $464,488,892) — 13.0%			(464,897,117)
Options Written (Premiums Received — $182,844) — (0.0)%			(216,250)
Total Investments, Net of TBA Sale Commitments and Options Written — 107.4%			3,843,304,830
Liabilities in Excess of Other Assets — (7.4)%			(264,484,599)

Net Assets — 100.0%			$3,578,820,231

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,263,378,112

Gross unrealized appreciation	$72,736,690
Gross unrealized depreciation	(27,696,605)

Net unrealized appreciation	$45,040,085

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Amount is less than $500.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	17

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(34,870,656)	$(101,958)
BB&T Securities, LLC	$(7,376,250)	$(17,602)
Citigroup Global Markets, Inc.	$39,784,656	$86,428
Credit Suisse Securities (USA) LLC	$111,307,006	$272,782
Deutsche Bank Securities, Inc.	$56,884,994	$63,329
Goldman Sachs & Co.	$66,012,172	$(42,313)
J.P. Morgan Securities LLC	$7,060,234	$(97,142)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$7,731,750	$(11,116)
Morgan Stanley & Co. LLC	$46,237,454	$(60,389)
Nomura Securities International, Inc.	$43,638,828	$169,133
RBC Capital Markets, LLC	$(6,067,578)	$193
SG Americas Securities LLC	$21,152,703	$(25,594)
Wells Fargo Securities, LLC	$(4,459,500)	$(10,480)

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 Act, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	538,812,448	(440,577,733)	98,234,715	$181,919
BlackRock Cash Funds: Prime, SL Agency Shares	68,186,051	(68,186,051)	—	$25,188

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AUD	Australian Dollar	GO	General Obligation Bonds	OTC	Over-the-Counter
CAD	Canadian Dollar	JPY	Japanese Yen	RB	Revenue Bonds
COP	Certificates of Participation	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
EUR	Euro	NOK	Norwegian Krone	SEK	Swedish Krona
EURIBOR	Euro Interbank Offered Rate	NYSE	New York Stock Exchange	STRIPS	Separate Trading of Registered Interest and Principal Securities
GBP	British Pound	NZD	New Zealand Dollar	USD	U.S. Dollar

18	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
806	2-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	176,388,063	$(2,302)
1,421	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	168,044,352	165,992
420	10-Year Australian T-Bond	Sydney Futures Exchange	December 2014	USD	44,421,998	377,013
2,311	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	288,044,484	226,526
12	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	December 2014	USD	1,830,000	35,294
934	90-Day Euro Dollar Future	Eurex	June 2016	USD	229,612,225	(48,014)
(177)	10-Year Canada Bond Future	Montreal	December 2014	USD	21,411,634	(124,519)
(192)	Euro-Bund Future	Eurex	December 2014	USD	36,303,102	(250,842)
(378)	Long U.S. Treasury Bond	Chicago Board of Trade	December 2014	USD	52,128,563	(268,094)
(113)	UK Long Gilt Bond	NYSE Liffe	December 2014	USD	20,726,113	(113,704)
(934)	90-Day Euro Dollar Future	Eurex	June 2017	USD	227,393,975	(106,214)
Total						$(108,864)

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,440,000	USD	3,123,259	Bank of America N.A.	12/11/14	$(128,055)
AUD	2,575,000	USD	2,320,551	Goldman Sachs International	12/11/14	(78,502)
AUD	3,390,000	USD	3,045,491	HSBC Bank PLC	12/11/14	(93,823)
AUD	2,285,000	USD	2,045,288	HSBC Bank PLC	12/11/14	(55,741)
AUD	6,318,000	USD	5,655,615	HSBC Bank PLC	12/11/14	(154,540)
AUD	3,615,000	USD	3,261,352	HSBC Bank PLC	12/11/14	(113,776)
AUD	22,410,000	USD	20,012,130	HSBC Bank PLC	12/11/14	(499,773)
AUD	11,445,000	USD	10,191,738	HSBC Bank PLC	12/11/14	(226,592)
AUD	3,389,000	USD	3,045,315	JPMorgan Chase Bank N.A.	12/11/14	(94,517)
AUD	44,201,000	USD	38,487,137	JPMorgan Chase Bank N.A.	12/11/14	(1,385)
AUD	6,486,691	USD	5,846,854	Morgan Stanley & Co. International PLC	12/11/14	(198,900)
AUD	3,812,000	USD	3,408,443	Westpac Banking Corp.	12/11/14	(89,339)
AUD	4,085,000	USD	3,656,635	Westpac Banking Corp.	12/11/14	(99,831)
AUD	7,315,000	USD	6,534,490	Westpac Banking Corp.	12/11/14	(165,329)
CAD	4,640,000	USD	4,244,090	Barclays Bank PLC	12/11/14	(99,096)
CAD	11,215,000	USD	10,009,273	Citibank N.A.	12/11/14	9,286
CAD	5,766,000	USD	5,234,423	Credit Suisse International	12/11/14	(83,553)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,640,000	USD	4,244,226	Goldman Sachs International	12/11/14	$(99,232)
CAD	2,890,000	USD	2,596,462	HSBC Bank PLC	12/11/14	(14,774)
CAD	11,220,000	USD	10,010,215	HSBC Bank PLC	12/11/14	12,810
CAD	4,640,000	USD	4,243,888	JPMorgan Chase Bank N.A.	12/11/14	(98,894)
CAD	4,893,000	USD	4,371,096	JPMorgan Chase Bank N.A.	12/11/14	(92)
CAD	6,743,000	USD	6,069,252	Royal Bank of Canada	12/11/14	(45,611)
CAD	2,892,000	USD	2,598,030	Royal Bank of Canada	12/11/14	(14,555)
CAD	5,953,000	USD	5,304,031	Royal Bank of Canada	12/11/14	13,890
CAD	4,638,000	USD	4,241,888	UBS AG	12/11/14	(98,680)
EUR	5,435,000	USD	6,930,929	Barclays Bank PLC	12/11/14	(61,758)
EUR	8,310,000	USD	10,597,244	Barclays Bank PLC	12/11/14	(94,427)
EUR	3,914,559	USD	4,991,517	Citibank N.A.	12/11/14	(43,996)
EUR	2,561,960	USD	3,266,796	Citibank N.A.	12/11/14	(28,794)
EUR	1,375,000	USD	1,779,174	Deutsche Bank AG	12/11/14	(41,344)
EUR	2,170,000	USD	2,760,576	Goldman Sachs International	12/11/14	(17,963)
EUR	1,372,000	USD	1,773,606	HSBC Bank PLC	12/11/14	(39,567)
EUR	2,561,960	USD	3,267,621	JPMorgan Chase Bank N.A.	12/11/14	(29,619)
EUR	3,914,559	USD	4,992,778	JPMorgan Chase Bank N.A.	12/11/14	(45,256)
EUR	6,178,000	USD	7,879,347	State Street Bank and Trust Co.	12/11/14	(71,115)
EUR	3,032,080	USD	3,866,848	UBS AG	12/11/14	(34,672)
EUR	4,632,881	USD	5,908,369	UBS AG	12/11/14	(52,977)
GBP	2,690,000	USD	4,389,074	State Street Bank and Trust Co.	12/11/14	(30,837)
JPY	810,800,000	USD	7,429,923	Bank of America N.A.	12/11/14	(34,242)
JPY	1,319,030,000	USD	12,538,368	Barclays Bank PLC	12/11/14	(506,886)
JPY	1,532,700,000	USD	14,043,881	Barclays Bank PLC	12/11/14	(63,416)
JPY	1,319,030,000	USD	12,539,619	Goldman Sachs International	12/11/14	(508,138)
JPY	1,292,850,000	USD	11,941,146	Goldman Sachs International	12/11/14	(148,465)
JPY	180,500,000	USD	1,694,134	HSBC Bank PLC	12/11/14	(47,710)
JPY	1,254,825,000	USD	11,568,683	HSBC Bank PLC	12/11/14	(122,845)
JPY	1,319,030,000	USD	12,541,145	JPMorgan Chase Bank N.A.	12/11/14	(509,664)
JPY	1,254,825,000	USD	11,594,252	JPMorgan Chase Bank N.A.	12/11/14	(148,414)
JPY	764,600,000	USD	7,037,619	State Street Bank and Trust Co.	12/11/14	(63,349)
JPY	1,319,025,000	USD	12,541,479	UBS AG	12/11/14	(510,043)
NOK	38,860,000	USD	6,148,919	Barclays Bank PLC	12/11/14	(113,396)
NOK	38,860,000	USD	6,148,588	Goldman Sachs International	12/11/14	(113,065)
NOK	66,475,000	USD	10,343,840	HSBC Bank PLC	12/11/14	(19,307)
NOK	73,996,000	USD	11,463,735	HSBC Bank PLC	12/11/14	28,920
NOK	38,860,000	USD	6,148,491	JPMorgan Chase Bank N.A.	12/11/14	(112,968)
NOK	6,069,000	USD	955,310	JPMorgan Chase Bank N.A.	12/11/14	(12,706)
NOK	38,858,354	USD	6,147,583	UBS AG	12/11/14	(112,316)
NZD	7,430,000	USD	6,116,042	Barclays Bank PLC	12/11/14	(364,716)
NZD	5,062,000	USD	4,063,470	Citibank N.A.	12/11/14	(145,138)
NZD	4,309,000	USD	3,450,876	Citibank N.A.	12/11/14	(115,417)
NZD	7,585,000	USD	5,963,251	Citibank N.A.	12/11/14	(91,945)
NZD	7,430,000	USD	6,115,930	Goldman Sachs International	12/11/14	(364,605)
NZD	4,265,000	USD	3,349,923	HSBC Bank PLC	12/11/14	(48,523)
NZD	10,790,000	USD	8,320,406	HSBC Bank PLC	12/11/14	31,787
NZD	7,430,000	USD	6,116,829	JPMorgan Chase Bank N.A.	12/11/14	(365,504)
NZD	4,290,000	USD	3,457,495	JPMorgan Chase Bank N.A.	12/11/14	(136,744)
NZD	7,431,999	USD	6,117,078	UBS AG	12/11/14	(364,205)
NZD	4,780,000	USD	3,683,181	Westpac Banking Corp.	12/11/14	16,864
SEK	49,075,000	USD	6,798,396	BNP Paribas S.A.	12/11/14	8,183

20	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	49,935,000	USD	7,000,144	Deutsche Bank AG	12/11/14	$(74,285)
SEK	3,744,000	USD	524,021	Goldman Sachs International	12/11/14	(4,738)
SEK	3,745,000	USD	523,559	Goldman Sachs International	12/11/14	(4,137)
SEK	49,075,000	USD	6,797,358	HSBC Bank PLC	12/11/14	9,221
USD	445,104	AUD	480,000	Barclays Bank PLC	12/11/14	27,169
USD	4,617,954	AUD	4,980,000	Barclays Bank PLC	12/11/14	281,875
USD	2,792,873	AUD	3,160,753	Barclays Bank PLC	12/11/14	40,810
USD	18,582,146	AUD	21,286,000	Barclays Bank PLC	12/11/14	48,454
USD	6,147,058	AUD	7,036,000	Citibank N.A.	12/11/14	20,822
USD	445,104	AUD	480,000	Goldman Sachs International	12/11/14	27,169
USD	4,617,954	AUD	4,980,000	Goldman Sachs International	12/11/14	281,875
USD	10,361,286	AUD	11,590,000	HSBC Bank PLC	12/11/14	269,889
USD	578,823	AUD	650,000	HSBC Bank PLC	12/11/14	12,869
USD	4,618,069	AUD	4,980,000	JPMorgan Chase Bank N.A.	12/11/14	281,989
USD	445,115	AUD	480,000	JPMorgan Chase Bank N.A.	12/11/14	27,180
USD	10,046,195	AUD	11,455,000	Royal Bank of Canada	12/11/14	72,342
USD	4,626,527	AUD	4,988,691	UBS AG	12/11/14	282,880
USD	436,807	AUD	471,000	UBS AG	12/11/14	26,708
USD	2,421,323	AUD	2,740,247	UBS AG	12/11/14	35,394
USD	370,720	AUD	415,000	Westpac Banking Corp.	12/11/14	9,380
USD	10,050,684	AUD	11,460,000	Westpac Banking Corp.	12/11/14	72,477
USD	5,360,687	AUD	6,170,000	Westpac Banking Corp.	12/11/14	(11,524)
USD	9,379,988	CAD	10,255,000	Barclays Bank PLC	12/11/14	219,014
USD	2,632,090	CAD	2,940,000	Barclays Bank PLC	12/11/14	5,736
USD	9,380,288	CAD	10,255,000	Goldman Sachs International	12/11/14	219,315
USD	8,328,444	CAD	9,270,000	HSBC Bank PLC	12/11/14	47,389
USD	9,379,542	CAD	10,255,000	JPMorgan Chase Bank N.A.	12/11/14	218,568
USD	4,227,294	CAD	4,703,000	Royal Bank of Canada	12/11/14	26,021
USD	8,323,219	CAD	9,265,000	Royal Bank of Canada	12/11/14	46,630
USD	9,373,732	CAD	10,249,061	UBS AG	12/11/14	218,064
USD	1,758,113	CAD	1,953,000	Westpac Banking Corp.	12/11/14	13,464
USD	5,753,951	EUR	4,440,000	Barclays Bank PLC	12/11/14	142,338
USD	8,281,025	EUR	6,390,000	Barclays Bank PLC	12/11/14	204,851
USD	7,402,237	EUR	5,718,000	Credit Suisse International	12/11/14	175,388
USD	8,279,906	EUR	6,390,000	Goldman Sachs International	12/11/14	203,732
USD	5,753,174	EUR	4,440,000	Goldman Sachs International	12/11/14	141,561
USD	7,213,018	EUR	5,593,000	Goldman Sachs International	12/11/14	144,154
USD	2,826,132	EUR	2,180,000	HSBC Bank PLC	12/11/14	70,881
USD	6,984,085	EUR	5,526,000	HSBC Bank PLC	12/11/14	(99)
USD	11,183,603	EUR	8,633,000	JPMorgan Chase Bank N.A.	12/11/14	272,552
USD	5,505,667	EUR	4,250,000	JPMorgan Chase Bank N.A.	12/11/14	134,190
USD	5,753,818	EUR	4,440,000	JPMorgan Chase Bank N.A.	12/11/14	142,204
USD	8,280,833	EUR	6,390,000	JPMorgan Chase Bank N.A.	12/11/14	204,659
USD	5,740,748	EUR	4,430,000	UBS AG	12/11/14	141,773
USD	8,267,714	EUR	6,380,000	UBS AG	12/11/14	204,179
USD	828,153	EUR	652,000	Westpac Banking Corp.	12/11/14	4,105
USD	5,774,699	GBP	3,545,000	Barclays Bank PLC	12/11/14	31,223
USD	9,773,820	GBP	6,000,000	Barclays Bank PLC	12/11/14	52,846
USD	8,379,788	GBP	5,160,000	Barclays Bank PLC	12/11/14	19,750
USD	5,726,604	GBP	3,533,000	Barclays Bank PLC	12/11/14	2,571
USD	3,641,401	GBP	2,232,159	Citibank N.A.	12/11/14	24,941
USD	2,152,384	GBP	1,319,400	Citibank N.A.	12/11/14	14,742

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,358,185	GBP	2,690,000	Citibank N.A.	12/11/14	$(52)
USD	8,380,566	GBP	5,163,000	HSBC Bank PLC	12/11/14	15,668
USD	5,736,556	GBP	3,535,000	HSBC Bank PLC	12/11/14	9,281
USD	5,946,591	GBP	3,646,841	UBS AG	12/11/14	38,115
USD	3,514,952	GBP	2,155,600	UBS AG	12/11/14	22,529
USD	1,995,684	JPY	209,945,000	Barclays Bank PLC	12/11/14	80,679
USD	1,995,884	JPY	209,945,000	Goldman Sachs International	12/11/14	80,878
USD	3,561,977	JPY	378,200,000	HSBC Bank PLC	12/11/14	112,240
USD	1,996,127	JPY	209,945,000	JPMorgan Chase Bank N.A.	12/11/14	81,121
USD	2,583,251	JPY	276,900,000	JPMorgan Chase Bank N.A.	12/11/14	57,519
USD	5,919,448	JPY	644,400,000	JPMorgan Chase Bank N.A.	12/11/14	41,578
USD	1,996,092	JPY	209,935,000	UBS AG	12/11/14	81,178
USD	20,952,355	JPY	2,297,300,000	Westpac Banking Corp.	12/11/14	(2,379)
USD	439,095	NOK	2,775,000	Barclays Bank PLC	12/11/14	8,098
USD	7,979,986	NOK	50,798,000	BNP Paribas S.A.	12/11/14	90,319
USD	3,946,230	NOK	25,173,000	Deutsche Bank AG	12/11/14	36,497
USD	1,803,780	NOK	11,475,000	Deutsche Bank AG	12/11/14	21,546
USD	7,369,710	NOK	47,325,000	Deutsche Bank AG	12/11/14	19,450
USD	3,518,615	NOK	22,390,000	Deutsche Bank AG	12/11/14	41,122
USD	439,072	NOK	2,775,000	Goldman Sachs International	12/11/14	8,074
USD	898,996	NOK	5,685,000	HSBC Bank PLC	12/11/14	16,033
USD	1,800,833	NOK	11,471,000	HSBC Bank PLC	12/11/14	19,220
USD	2,546,803	NOK	16,292,000	HSBC Bank PLC	12/11/14	16,418
USD	9,769,179	NOK	63,058,000	HSBC Bank PLC	12/11/14	(24,645)
USD	439,065	NOK	2,775,000	JPMorgan Chase Bank N.A.	12/11/14	8,067
USD	2,325,957	NOK	14,943,000	JPMorgan Chase Bank N.A.	12/11/14	5,092
USD	7,091,452	NOK	45,051,354	JPMorgan Chase Bank N.A.	12/11/14	94,322
USD	439,493	NOK	2,778,000	UBS AG	12/11/14	8,029
USD	1,111,259	NZD	1,350,000	Barclays Bank PLC	12/11/14	66,267
USD	1,111,239	NZD	1,350,000	Goldman Sachs International	12/11/14	66,247
USD	4,296,256	NZD	5,562,000	Goldman Sachs International	12/11/14	(9,111)
USD	5,656,943	NZD	6,994,000	HSBC Bank PLC	12/11/14	243,111
USD	2,042,291	NZD	2,525,000	HSBC Bank PLC	12/11/14	87,769
USD	20,116,014	NZD	24,907,000	HSBC Bank PLC	12/11/14	836,302
USD	9,624,807	NZD	11,919,000	HSBC Bank PLC	12/11/14	398,691
USD	1,721,387	NZD	2,180,000	HSBC Bank PLC	12/11/14	33,919
USD	1,111,402	NZD	1,350,000	JPMorgan Chase Bank N.A.	12/11/14	66,411
USD	4,282,968	NZD	5,422,000	JPMorgan Chase Bank N.A.	12/11/14	85,971
USD	4,780,771	NZD	5,898,000	Morgan Stanley & Co. International PLC	12/11/14	215,318
USD	1,103,741	NZD	1,341,000	UBS AG	12/11/14	65,716
USD	1,782,346	NZD	2,180,000	Westpac Banking Corp.	12/11/14	94,878
USD	1,749,181	NZD	2,167,000	Westpac Banking Corp.	12/11/14	71,775
USD	3,660,296	NZD	4,520,000	Westpac Banking Corp.	12/11/14	161,509
USD	4,210,890	SEK	29,835,000	Barclays Bank PLC	12/11/14	72,851
USD	4,674,533	SEK	33,120,000	Barclays Bank PLC	12/11/14	80,872
USD	11,124,018	SEK	80,300,000	BNP Paribas S.A.	12/11/14	(13,390)
USD	4,210,664	SEK	29,835,000	Goldman Sachs International	12/11/14	72,625
USD	4,674,282	SEK	33,120,000	Goldman Sachs International	12/11/14	80,621
USD	2,958,212	SEK	21,160,000	Goldman Sachs International	12/11/14	23,373
USD	2,961,615	SEK	21,160,000	Goldman Sachs International	12/11/14	26,776
USD	11,122,320	SEK	80,300,000	HSBC Bank PLC	12/11/14	(15,088)

22	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,211,455	SEK	29,835,000	JPMorgan Chase Bank N.A.	12/11/14	$73,416
USD	4,675,160	SEK	33,120,000	JPMorgan Chase Bank N.A.	12/11/14	81,499
USD	5,361,385	SEK	38,161,000	JPMorgan Chase Bank N.A.	12/11/14	68,551
USD	3,492,529	SEK	24,871,000	JPMorgan Chase Bank N.A.	12/11/14	42,984
USD	4,675,806	SEK	33,123,000	UBS AG	12/11/14	81,730
USD	4,211,515	SEK	29,834,000	UBS AG	12/11/14	73,614
Total						$1,132,863

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
10-Year U.S. Treasury Note	Put	USD 125.50	11/21/14	1,040	$1,430,000

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
10-Year U.S. Treasury Note	Put	USD 123.00	11/21/14	692	$(216,250)

•	Centrally cleared credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones CDX North America High Yield Series 21, Version 2	5.00%	Chicago Mercantile	12/20/18	B+	USD 51,678	$(24,988)
iTraxx XO, Series 21, Version 1	5.00%	Intercontinental Exchange	6/20/19	BB-	EUR 13,860	(80,526)
Total						$(105,514)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.24%[3]	3-Month LIBOR	Chicago Mercantile	12/31/14[5]	7/31/21	USD 345,430	$2,848,416
1.01%[4]	6-month EURIBOR	Chicago Mercantile	12/10/14[5]	8/15/23	EUR 33,450	(7,648)
1.05%[4]	6-month EURIBOR	Chicago Mercantile	12/10/14[5]	8/15/23	EUR 27,360	107,249
4.20%[4]	3-Month LIBOR	Chicago Mercantile	2/07/19[5]	2/07/24	USD 22,400	775,464
4.23%[4]	3-Month LIBOR	Chicago Mercantile	2/11/19[5]	2/11/24	USD 22,700	811,065
4.07%[4]	3-Month LIBOR	Chicago Mercantile	3/18/19[5]	3/18/24	USD 22,700	641,896
3.65%[3]	3-Month LIBOR	Chicago Mercantile	N/A	2/07/44	USD 5,400	(491,210)
3.67%[3]	3-Month LIBOR	Chicago Mercantile	N/A	2/10/44	USD 5,850	(555,629)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	23

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows (concluded):

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
3.56%[3]	3-Month LIBOR	Chicago Mercantile	N/A	3/18/44	USD 5,850	$(422,463)
3.46%[3]	3-Month LIBOR	Chicago Mercantile	N/A	5/14/44	USD 7,035	(365,313)
Total						$3,341,827

•	OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Depreciation
Markit CMBX North America AM Index, Series 3	0.08%	Goldman Sachs International	12/13/49	BBB	USD 14,057	$(155,158)	$(94,223)	$(60,935)
[1] Using Standard & Poor’s rating of the underlying securities of the index.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
[3] Master Portfolio pays the fixed rate and receives the floating rate.
[4] Master Portfolio pays the floating rate and receives the fixed rate.
[5] Forward swap.

24	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted price in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$444,113,837	$665,619	$444,779,456
Corporate Bonds	—	1,156,305,204	—	1,156,305,204
Foreign Agency Obligations	—	56,121,676	—	56,121,676
Municipal Bonds	—	25,439,434	—	25,439,434
Non-Agency Mortgage-Backed Securities	—	381,370,489	3,295,124	384,665,613
U.S. Government Sponsored Agency Securities	—	1,554,507,474	—	1,554,507,474
U.S. Treasury Obligations	—	572,830,967	—	572,830,967
Preferred Securities	$5,099,920	9,003,738	—	14,103,658
Short-Term Securities	98,234,715	—	—	98,234,715
Options Purchased:
Interest rate contracts	1,430,000	—	—	1,430,000
Liabilities:
Investments:
TBA Sale Commitments	—	(464,897,117)	—	(464,897,117)

Total	$104,764,635	$3,734,795,702	$3,960,743	$3,843,521,080

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	25

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$9,582,953	—	$9,582,953
Interest rate contracts	$804,825	5,184,090	—	5,988,915
Liabilities:
Credit contracts	—	(166,449)	—	(166,449)
Interest rate contracts	(1,129,939)	(1,842,263)	—	(2,972,202)
Foreign currency exchange contracts	—	(8,450,090)	—	(8,450,090)

Total	$(325,114)	$4,308,241	—	$3,983,127

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$8,825,000	—	—	$8,825,000
Cash pledged for financial futures contracts	3,723,000	—	—	3,723,000
Foreign currency at value	5,957,468	—	—	5,957,468
Liabilities:
Bank overdraft	—	$(2,153)	—	(2,153)

Total	$18,505,468	$(2,153)	—	$18,503,315

There were no transfers between levels during the period ended September 30, 2014.

26	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 37.8%
Active Stock Master Portfolio	$254,233,729	$254,233,729
BlackRock Commodity Strategies Fund	6,058,199	55,190,196
BlackRock Emerging Markets Fund, Inc.	1,618,651	32,777,689
International Tilts Master Portfolio	$103,490,919	103,490,919
iShares Cohen & Steers REIT ETF	46,500	3,927,855
iShares International Developed Real Estate ETF	25,000	751,000
iShares MSCI Canada ETF (b)	326,757	10,031,440
iShares MSCI EAFE Small-Cap ETF	305,887	14,835,520
Master Small Cap Index Series	$65,203,839	65,203,839
Russell 1000® Index Master Portfolio	$58,149,898	58,149,898

		598,592,085
Fixed Income Funds — 61.9%
CoreAlpha Bond Master Portfolio	$829,055,938	829,055,938
iShares TIPS Bond ETF	1,336,776	149,812,486

		978,868,424
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	3,378,827	$3,378,827
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	2,825,550	2,825,550

		6,204,377
Total Affiliated Investment Companies (Cost — $1,292,346,166*) — 100.1%		1,583,664,886
Liabilities in Excess of Other Assets — (0.1)%		(1,985,904)

Net Assets — 100.0%		$1,581,678,982

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,293,881,818

Gross unrealized appreciation	$298,459,041
Gross unrealized depreciation	(8,675,973)

Net unrealized appreciation	$289,783,068

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$301,116,371	—	$(46,882,642)[1]	$254,233,729	$254,233,729	$3,037,097	$42,910,188
ACWI ex-US Index Master Portfolio[2]	$21,332,804	—	$(21,332,804)[1]	—	—	$130,285	$481,480
BlackRock Cash Funds: Institutional, SL Agency Shares	24,241,785	—	(20,862,958)[1]	3,378,827	$3,378,827	$2,563	—
BlackRock Cash Funds: Prime, SL Agency Shares	3,861,905	—	(1,036,335)[1]	2,825,550	$2,825,550	$15,548	—
BlackRock Commodity Strategies Fund	6,117,587	398,610	(457,997)	6,058,199	$55,190,196	—	$(388,389)
BlackRock Emerging Markets Fund, Inc.	779,979	884,010	(45,338)	1,618,651	$32,777,689	—	$38,777

LIFEPATH RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
CoreAlpha Bond Master Portfolio	$829,309,521	—		$(253,583)[1]	$829,055,938	$829,055,938	$15,819,215	$5,023,848
International Tilts Master Portfolio	$52,994,384	$50,496,535	[3]	—	$103,490,919	$103,490,919	$2,511,732	$(278,755)
iShares Cohen & Steers REIT ETF	—	46,500		—	46,500	$3,927,855	—	—
iShares International Developed Real Estate ETF	—	25,000		—	25,000	$751,000	—	—
iShares MSCI Canada ETF	300,512	35,166		(8,921)	326,757	$10,031,440	$77,752	$17,321
iShares MSCI EAFE ETF[2]	515,589	—		(515,589)	—	—	—	$12,245,156
iShares MSCI EAFE Small-Cap ETF	316,636	9,848		(20,597)	305,887	$14,835,520	$178,939	$144,645
iShares MSCI Emerging Markets ETF[2]	282,562	—		(282,562)	—	—	—	$3,708,467
iShares TIPS Bond ETF	1,368,622	45,580		(77,426)	1,336,776	$149,812,486	$2,413,914	$(427,348)
Master Small Cap Index Series	$74,174,910	—		$(8,971,071)[1]	$65,203,839	$65,203,839	$657,550	$4,444,644
Russell 1000 Index Master Portfolio	$11,344,510	$46,805,388	[3]	—	$58,149,898	$58,149,898	$684,668	$377,601
[1] Represents net shares/beneficial interest sold.
[2] No longer held by the LifePath Master Portfolio as of report date.
[3] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	LIFEPATH RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$273,530,563	$1,310,134,323	—	$1,583,664,886

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $2,825,550 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 49.6%
Active Stock Master Portfolio	$628,774,405	$628,774,405
BlackRock Commodity Strategies Fund	11,107,304	101,187,540
BlackRock Emerging Markets Fund, Inc.	4,042,526	81,861,147
International Tilts Master Portfolio	$255,808,603	255,808,603
iShares Cohen & Steers REIT ETF	424,076	35,821,700
iShares International Developed Real Estate ETF	1,185,387	35,609,025
iShares MSCI Canada ETF (b)	833,480	25,587,836
iShares MSCI EAFE Small-Cap ETF	755,226	36,628,461
Master Small Cap Index Series	$105,084,009	105,084,009
Russell 1000® Index Master Portfolio	$106,447,504	106,447,504

		1,412,810,230
Fixed Income Funds — 50.4%
CoreAlpha Bond Master Portfolio	$1,236,739,109	1,236,739,109
iShares TIPS Bond ETF	1,779,833	199,465,885

		1,436,204,994
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	3,327,999	$3,327,999
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	9,733,500	9,733,500

		13,061,499
Total Affiliated Investment Companies (Cost — $2,541,488,754*) — 100.4%		2,862,076,723
Liabilities in Excess of Other Assets — (0.4)%		(11,831,999)

Net Assets — 100.0%		$2,850,244,724

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,800,916,314

Gross unrealized appreciation	$332,958,084
Gross unrealized depreciation	(271,797,675)

Net unrealized appreciation	$61,160,409

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$734,517,624	—		$(105,743,219)[1]	$628,774,405	$628,774,405	$7,595,575	$107,156,058
ACWI ex-US Index Master Portfolio[2]	$31,390,459	—		$(31,390,459)[1]	—	—	$189,578	$698,088
BlackRock Cash Funds: Institutional, SL Agency Shares	40,527,090	—		(37,199,091)[1]	3,327,999	$3,327,999	$4,771	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,350,735	3,382,765	[3]	—	9,733,500	$9,733,500	$42,609	—
BlackRock Commodity Strategies Fund	$11,033,370	1,023,234		(949,299)	11,107,304	$101,187,540	—	$(1,599,074)
BlackRock Emerging Markets Fund, Inc.	1,998,897	2,191,254		(147,625)	4,042,526	$81,861,147	—	$244,565
CoreAlpha Bond Master Portfolio	$1,188,795,466	$47,943,643	[3]	—	$1,236,739,109	$1,236,739,109	$22,989,883	$7,345,268

LIFEPATH 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
International Tilts Master Portfolio	$133,430,820	$122,377,783	[3]	—	$255,808,603	$255,808,603	$6,327,581	$(691,686)
iShares Cohen & Steers REIT ETF	440,037	26,099		(42,060)	424,076	$35,821,700	$828,037	$562,550
iShares International Developed Real Estate ETF	1,210,918	43,286		(68,817)	1,185,387	$35,609,026	$1,016,585	$269,002
iShares MSCI Canada ETF	851,740	21,293		(39,553)	833,480	$25,587,836	$199,288	$(196,867)
iShares MSCI EAFE ETF[2]	1,555,425	—		(1,555,425)	—	—	—	$69,524,095
iShares MSCI EAFE Small-Cap ETF	754,858	36,149		(35,781)	755,226	$36,628,461	$438,533	$499,582
iShares MSCI Emerging Markets ETF[2]	811,846	—		(811,846)	—	—	—	$13,446,786
iShares TIPS Bond ETF	1,738,491	139,475		(98,133)	1,779,833	$199,465,884	$3,103,482	$(1,680,646)
Master Small Cap Index Series	$115,162,753	—		$(10,078,744)[1]	$105,084,009	$105,084,009	$1,026,374	$6,941,495
Russell 1000® Index Master Portfolio	$18,841,005	$87,606,499	[3]	—	$106,447,504	$106,447,504	$1,289,116	$709,458
[1] Represents net shares/beneficial interest sold.
[2] No longer held by the LifePath Master Portfolio as of report date.
[3] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

2	LIFEPATH 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report. The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$529,223,093	$2,332,853,630	—	$2,862,076,723

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $9,733,500 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 58.4%
Active Stock Master Portfolio	$17,548,431	$17,548,431
BlackRock Commodity Strategies Fund	283,467	2,582,387
BlackRock Emerging Markets Fund, Inc.	113,174	2,291,770
International Tilts Master Portfolio	$7,405,892	7,405,892
iShares Cohen & Steers REIT ETF	17,593	1,486,081
iShares International Developed Real Estate ETF	48,620	1,460,545
iShares MSCI Canada ETF (b)	24,230	743,861
iShares MSCI EAFE Small-Cap ETF	23,523	1,140,865
Master Small Cap Index Series	$2,314,661	2,314,661
Russell 1000® Index Master Portfolio	$3,269,665	3,269,665

		40,244,158
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds
CoreAlpha Bond Master Portfolio	$24,886,224	$24,886,224
iShares TIPS Bond ETF	32,737	3,668,836

		28,555,060
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	155,453	155,453
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	631,323	631,323

		786,776
Total Affiliated Investment Companies (Cost — $63,655,356*) — 101.0%		69,585,994
Liabilities in Excess of Other Assets — (1.0)%		(718,089)

Net Assets — 100.0%		$68,867,905

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$63,672,447

Gross unrealized appreciation	$5,913,547
Gross unrealized depreciation	—

Net unrealized appreciation	$5,913,547

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$16,200,209	$1,348,222	[1]	—	$17,548,431	$17,548,431	$200,078	$2,785,139
ACWI ex-US Index Master Portfolio[3]	$3,441,408	$—		(3,441,408)[2]	—	—	$20,076	$75,278
BlackRock Cash Funds: Institutional, SL Agency Shares	878,780	—		(723,327)[2]	155,453	$155,453	$176	—
BlackRock Cash Funds: Prime, SL Agency Shares	139,240	492,083	[1]	—	631,323	$631,323	$863	—

LIFEPATH 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
BlackRock Commodity Strategies Fund	230,922	76,072		(23,527)	283,467	$2,582,387	—	$(14,770)
BlackRock Emerging Markets Fund, Inc.	51,487	71,935		(10,248)	113,174	$2,291,770	$—	$4,696
CoreAlpha Bond Master Portfolio	$20,623,592	$4,262,632	[1]	—	$24,886,224	$24,886,224	$450,792	$146,610
International Tilts Master Portfolio	$3,511,357	$3,894,535	[1]	—	$7,405,892	$7,405,892	$175,652	$(19,080)
iShares Cohen & Steers REIT ETF	15,153	4,264		(1,824)	17,593	$1,486,081	$32,883	$1,052
iShares International Developed Real Estate ETF	41,657	13,674		(6,711)	48,620	$1,460,545	$40,911	$(22,420)
iShares MSCI Canada ETF	20,187	5,033		(990)	24,230	$743,861	$5,508	$1,113
iShares MSCI EAFE ETF[3]	4,629	—		(4,629)	—	—	—	$77,884
iShares MSCI EAFE Small-Cap ETF	18,607	5,872		(956)	23,523	$1,140,865	$13,172	$5,765
iShares MSCI Emerging Markets ETF[3]	3,183	—		(3,183)	—	—	—	$3,782
iShares TIPS Bond ETF	26,539	9,213		(3,015)	32,737	$3,668,836	$55,318	$(28,484)
Master Small Cap Index Series	$2,253,163	$61,498	[1]	—	$2,314,661	$2,314,661	$21,962	$153,723
Russell 1000 Index Master Portfolio	$1,991,780	$1,277,885	[1]	—	$3,269,665	$3,269,665	$45,697	$24,766
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.
[3] No longer held by the LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	LIFEPATH 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,161,121	$55,424,873	—	$69,585,994

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes.

As of September 30, 2014, collateral on securities loaned at value of $631,323 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 65.7%
Active Stock Master Portfolio	$749,734,451	$749,734,451
BlackRock Commodity Strategies Fund	10,860,987	98,943,588
BlackRock Emerging Markets Fund, Inc.	4,902,602	99,277,699
International Tilts Master Portfolio	$323,234,071	323,234,071
iShares Cohen & Steers REIT ETF (b)	904,340	76,389,600
iShares International Developed Real Estate ETF	2,471,580	74,246,263
iShares MSCI Canada ETF (b)	1,074,033	32,972,813
iShares MSCI EAFE Small-Cap ETF	975,199	47,297,152
Master Small Cap Index Series	$76,636,851	76,636,851
Russell 1000® Index Master Portfolio	$161,222,841	161,222,841

		1,739,955,329
Fixed Income Funds — 34.1%
CoreAlpha Bond Master Portfolio	$805,910,676	805,910,676
iShares TIPS Bond ETF	876,553	98,235,295

		904,145,971

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	5,384,054	$5,384,054
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	13,611,450	13,611,450

		18,995,504
Total Affiliated Investment Companies (Cost — $2,314,684,746*) — 100.5%		2,663,096,804
Liabilities in Excess of Other Assets — (0.5)%		(13,085,579)

Net Assets — 100.0%		$2,650,011,225

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,332,978,128

Gross unrealized appreciation	$359,357,584
Gross unrealized depreciation	(29,238,908)

Net unrealized appreciation	$330,118,676

Notes to Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$883,697,843	—		$(133,963,392)[1]	$749,734,451	$749,734,451	$9,079,447	$127,992,400
ACWI ex-US Index Master Portfolio[2]	$52,940,137	—		$(52,940,137)[1]	—	—	$311,549	$1,131,643
BlackRock Cash Funds: Institutional, SL Agency Shares	59,018,753	—		(53,634,699)[1]	5,384,054	$5,384,054	$5,151	—
BlackRock Cash Funds: Prime, SL Agency Shares	9,624,041	3,987,409	[3]	—	13,611,450	$13,611,450	$48,414	—
BlackRock Commodity Strategies Fund	10,830,777	1,300,366		(1,270,156)	10,860,987	$98,943,588	—	$(2,195,472)
BlackRock Emerging Markets Fund, Inc.	2,516,085	2,815,036		(428,518)	4,902,602	$99,277,699	—	$836,092

LIFEPATH 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
CoreAlpha Bond Master Portfolio	$777,088,211	$28,822,465	[3]	—	$805,910,676	$805,910,676	$15,025,474	$4,827,178
International Tilts Master Portfolio	$165,412,631	$157,821,440	[3]	—	$323,234,071	$323,234,071	$7,943,143	$(845,200))
iShares Cohen & Steers REIT ETF	951,541	72,562		(119,763)	904,340	$76,389,600	$1,790,701	$906,016
iShares International Developed Real Estate ETF	2,422,429	223,871		(174,720)	2,471,580	$74,246,263	$2,123,388	$(362,018)
iShares MSCI Canada ETF	1,012,839	153,172		(91,978)	1,074,033	$32,972,813	$248,617	$(363,081)
iShares MSCI EAFE ETF[2]	1,843,415	—		(1,843,415)	—	—	—	$80,930,401
iShares MSCI EAFE Small-Cap ETF	973,793	74,513		(73,107)	975,199	$47,297,152	$574,839	$974,548
iShares MSCI Emerging Markets ETF[2]	954,459	—		(954,459)	—	—	—	$12,729,495
iShares TIPS Bond ETF	863,157	83,243		(69,847)	876,553	$98,235,295	$1,543,954	$(1,197,457)
Master Small Cap Index Series	$87,580,909	—		$(10,944,058)[1]	$76,636,851	$76,636,851	$762,911	$5,157,303
Russell 1000® Index Master Portfolio	$48,110,697	$113,112,144	[3]	—	$161,222,841	$161,222,841	$2,020,290	$1,120,050
[1] Represents net shares/beneficial interest sold.
[2] No longer held by the LifePath Master Portfolio as of report date.
[3] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	LIFEPATH 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$546,357,914	$2,116,738,890	—	$2,663,096,804

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $13,611,450 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 72.5%
Active Stock Master Portfolio	$18,235,322	$18,235,322
BlackRock Commodity Strategies Fund	249,574	2,273,623
BlackRock Emerging Markets Fund, Inc.	121,124	2,452,759
International Tilts Master Portfolio	$8,189,107	8,189,107
iShares Cohen & Steers REIT ETF	25,694	2,170,372
iShares International Developed Real Estate ETF	71,303	2,141,942
iShares MSCI Canada ETF	25,277	776,004
iShares MSCI EAFE Small-Cap ETF	25,315	1,227,778
Master Small Cap Index Series	$1,592,841	1,592,841
Russell 1000® Index Master Portfolio	$4,423,690	4,423,690

		43,483,438
Fixed Income Funds — 27.3%
CoreAlpha Bond Master Portfolio	$15,053,998	15,053,998

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
iShares TIPS Bond ETF	11,968	$1,341,254

		16,395,252
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (b)	134,203	134,203
Total Affiliated Investment Companies (Cost — $54,574,178*) — 100.0%		60,012,893
Liabilities in Excess of Other Assets — (0.0)%		(12,237)

Net Assets — 100.0%		$60,000,656

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$54,592,480

Gross unrealized appreciation	$5,420,413
Gross unrealized depreciation	—

Net unrealized appreciation	$5,420,413

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$15,692,296	$2,543,026	[1]	—		$18,235,322	$18,235,322	$197,594	$2,745,620
ACWI ex-US Index Master Portfolio[3]	$3,491,240	—		$(3,491,240	) [2]	—	—	$21,011	$78,727
BlackRock Cash Funds: Institutional, SL Agency Shares	197,195	—		(62,992	) [2]	134,203	$134,203	$91	—
BlackRock Cash Funds: Prime, SL Agency Shares[3]	22,990	—		(22,990	) [2]	—	—	$500	—
BlackRock Commodity Strategies Fund	185,770	79,950		(16,145)		249,574	$2,273,623	$—	$(10,925)
BlackRock Emerging Markets Fund, Inc.	49,659	83,650		(12,185)		121,124	$2,452,759	—	$188
CoreAlpha Bond Master Portfolio	$10,906,911	$4,147,087	[1]	—		$15,053,998	$15,053,998	$256,503	$82,821

LIFEPATH 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
International Tilts Master Portfolio	$3,382,020	$4,807,087	[1]	—	$8,189,107	$8,189,107	$180,782	$(17,080)
iShares Cohen & Steers REIT ETF	19,728	8,331		(2,365)	25,694	$2,170,372	$46,808	$759
iShares International Developed Real Estate ETF	55,507	23,637		(7,841)	71,303	$2,141,942	$57,963	$(29,052)
iShares MSCI Canada ETF	19,860	6,439		(1,022)	25,277	$776,004	$5,820	$524
iShares MSCI EAFE ETF[3]	2,162	—		(2,162)	—	—	—	$36,763
iShares MSCI EAFE Small-Cap ETF	17,921	8,446		(1,052)	25,315	$1,227,778	$14,064	$6,868
iShares MSCI Emerging Markets ETF[3]	2,166	—		(2,166)	—	$—	—	$3,010
iShares TIPS Bond ETF	8,983	3,412		(427)	11,968	$1,341,254	$19,668	$(4,179)
Master Small Cap Index Series	$1,350,347	$242,494	[1]	—	$1,592,841	$1,592,841	$14,411	$103,036
Russell 1000 Index Master Portfolio	$1,842,488	$2,581,202	[1]	—	$4,423,690	$4,423,690	$56,926	$31,720
[1] Represents net beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.
[3] No longer held by the LifePath Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

2	LIFEPATH 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,517,935	$47,494,958	$—	$60,012,893

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 78.5%
Active Stock Master Portfolio	$662,724,316	$662,724,316
BlackRock Commodity Strategies Fund	8,705,018	79,302,710
BlackRock Emerging Markets Fund, Inc.	4,520,074	91,531,503
International Tilts Master Portfolio	$300,708,418	300,708,418
iShares Cohen & Steers REIT ETF	1,014,785	85,718,889
iShares International Developed Real Estate ETF	2,773,584	83,318,463
iShares MSCI Canada ETF (b)	988,705	30,353,244
iShares MSCI EAFE Small-Cap ETF	925,904	44,906,344
Master Small Cap Index Series	$49,449,686	49,449,686
Russell 1000® Index Master Portfolio	$176,056,341	176,056,341

		1,604,069,914
Fixed Income Funds — 21.4%
CoreAlpha Bond Master Portfolio	$419,033,843	419,033,843
iShares TIPS Bond ETF	153,016	17,148,503

		436,182,346

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	4,024,779	$4,024,779
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	11,025,000	11,025,000

		15,049,779
Total Affiliated Investment Companies (Cost — $1,754,135,057*) — 100.6%		2,055,302,039
Liabilities in Excess of Other Assets — (0.6)%		(11,294,608)

Net Assets — 100.0%		$2,044,007,431

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,776,168,649

Gross unrealized appreciation	$309,681,456
Gross unrealized depreciation	(30,548,066)

Net unrealized appreciation	$279,133,390

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$799,127,066	—		$(136,402,750)[1]	$662,724,316	$662,724,316	$8,055,095	$113,648,371
ACWI ex-US Index Master Portfolio[2]	$46,818,008	—		$(46,818,008)[1]	$—	—	$282,727	$1,043,013
BlackRock Cash Funds: Institutional, SL Agency Shares	33,479,740	—		(29,454,961)[1]	4,024,779	$4,024,779	$4,098	—
BlackRock Cash Funds: Prime, SL Agency Shares	5,267,073	5,757,927	[3]	—	11,025,000	$11,025,000	$63,621	—
BlackRock Commodity Strategies Fund	8,674,420	939,968		(909,371)	8,705,018	$79,302,710	—	$(1,710,695)
BlackRock Emerging Markets Fund, Inc.	2,360,437	2,602,537		(442,900)	4,520,074	$91,531,503	—	$986,362

LIFEPATH 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
CoreAlpha Bond Master Portfolio	$401,864,037	$17,169,806	[3]	—	$419,033,843	$419,033,843	$7,728,302	$2,482,246
International Tilts Master Portfolio	$154,522,993	$146,185,425	[3]	—	$300,708,418	$300,708,418	$7,373,318	$(789,122)
iShares Cohen & Steers REIT ETF	1,112,408	114,704		(212,327)	1,014,785	$85,718,889	$1,979,500	$1,687,197
iShares International Developed Real Estate ETF	2,633,592	386,337		(246,345)	2,773,584	$83,318,463	$2,414,119	$(900,207)
iShares MSCI Canada ETF	958,137	119,803		(89,235)	988,705	$30,353,244	$228,209	$(427,320)
iShares MSCI EAFE ETF[2]	1,749,865	—		(1,749,865)	—	—	—	$74,759,364
iShares MSCI EAFE Small-Cap ETF	901,955	86,913		(62,964)	925,904	$44,906,344	$533,421	$824,478
iShares MSCI Emerging Markets ETF[2]	896,775	—		(896,775)	—	—	—	$10,563,600
iShares TIPS Bond ETF	165,134	8,002		(20,120)	153,016	$17,148,503	$280,927	$(369,978)
Master Small Cap Index Series	$54,999,126	—		$(5,549,440)[1]	$49,449,686	$49,449,686	$471,379	$3,197,128
Russell 1000® Index Master Portfolio	$66,301,350	$109,754,991	[2]	$—	$176,056,341	$176,056,341	$2,266,062	$1,260,612
[1] Represents net shares/beneficial interest sold.
[2] No longer held by the LifePath Master Portfolio as of report date.
[3] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	LIFEPATH 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$447,329,435	$1,607,972,604	—	$2,055,302,039

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $11,025,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.1%
Active Stock Master Portfolio	$12,246,058	$12,246,058
BlackRock Commodity Strategies Fund	151,963	1,384,382
BlackRock Emerging Markets Fund, Inc.	86,917	1,760,074
International Tilts Master Portfolio	$5,716,597	5,716,597
iShares Cohen & Steers REIT ETF	20,211	1,707,223
iShares International Developed Real Estate ETF	55,151	1,656,736
iShares MSCI Canada ETF (b)	17,875	548,762
iShares MSCI EAFE Small-Cap ETF	17,496	848,556
Master Small Cap Index Series	$800,965	800,965
Russell 1000® Index Master Portfolio	$3,437,379	3,437,379

		30,106,732
Fixed Income Fund — 15.7%
CoreAlpha Bond Master Portfolio	$5,634,098	5,634,098
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	111,382	$111,382
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	25,200	25,200

		136,582
Total Affiliated Investment Companies (Cost — $32,563,651*) — 100.2%		35,877,412
Liabilities in Excess of Other Assets — (0.2)%		(79,023)

Net Assets — 100.0%		$35,798,589

*	As of September 30, 2014, gross unrealized appreciation based on cost for federal income tax purposes were as follows:

Tax cost	$32,567,552

Gross unrealized appreciation	$3,309,860
Gross unrealized depreciation	—

Net unrealized appreciation	$3,309,860

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$9,802,020	$2,444,038	[1]	—	$12,246,058	$12,246,058	$127,052	$1,758,090
ACWI ex-US Index Master Portfolio[3]	$2,401,366	—		(2,401,366)[2]	—	—	$15,850	$59,252
BlackRock Cash Funds: Institutional, SL Agency Shares	265,609	—		(154,227)[2]	111,382	$111,382	$145	—
BlackRock Cash Funds: Prime, SL Agency Shares	35,707	—		(10,507)[2]	25,200	$25,400	$720	—
BlackRock Commodity Strategies Fund	104,395	56,477		(8,909)	151,963	$1,384,382	—	$(5,875)
BlackRock Emerging Markets Fund, Inc.	32,449	59,021		(4,553)	86,917	$1,760,074	—	$259

LIFEPATH 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
CoreAlpha Bond Master Portfolio	$3,788,075	$1,846,023	[1]	—	$5,634,098	$5,634,098	$90,435	$29,335
International Tilts Master Portfolio	$2,238,771	$3,477,826	[1]	—	$5,716,597	$5,716,597	$121,491	$(11,527)
iShares Cohen & Steers REIT ETF	14,280	7,480		(1,549)	20,211	$1,707,223	$35,110	$368
iShares International Developed Real Estate ETF	40,655	18,940		(4,444)	55,151	$1,656,736	$43,227	$(13,898)
iShares MSCI Canada ETF	12,795	5,953		(873)	17,875	$548,762	$3,901	$185
iShares MSCI EAFE ETF[3]	966	—		(966)	—	—	$—	$15,564
iShares MSCI EAFE Small-Cap ETF	10,610	7,640		(754)	17,496	$848,556	$9,181	$4,339
iShares MSCI Emerging Markets ETF[3]	855	—		(855)	—	—	—	$1,640
Master Small Cap Index Series	$585,447	$215,518	[1]	—	$800,965	$800,965	$6,577	$47,111
Russell 1000 Index Master Portfolio	$1,631,516	$1,805,863	[1]	—	$3,437,379	$3,437,379	$43,208	$23,901
[1] Represents net beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.
[3] No longer held by the LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	LIFEPATH 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,042,315	$27,835,097	—	$35,877,412

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, collateral on securities loaned at value of $25,200 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended Septem 30, 2014.

LIFEPATH 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 89.1%
Active Stock Master Portfolio	$149,657,959	$149,657,959
BlackRock Commodity Strategies Fund	1,754,236	15,981,090
BlackRock Emerging Markets Fund, Inc.	1,052,567	21,314,488
International Tilts Master Portfolio	$70,589,536	70,589,536
iShares Cohen & Steers REIT ETF	258,154	21,806,268
iShares International Developed Real Estate ETF	709,252	21,305,930
iShares MSCI Canada ETF (b)	222,027	6,816,229
iShares MSCI EAFE Small-Cap ETF	217,702	10,558,547
Master Small Cap Index Series	$8,485,017	8,485,017
Russell 1000® Index Master Portfolio	$44,568,042	44,568,042

		371,083,106
Fixed Income Fund — 10.6%
CoreAlpha Bond Master Portfolio	$43,946,585	43,946,585

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities – 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	975,343	$975,343
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	3,778,677	3,778,677

		4,754,020
Total Affiliated Investment Companies (Cost — $363,982,922*) — 100.8%		419,783,711
Liabilities in Excess of Other Assets — (0.8)%		(3,138,670)

Net Assets — 100.0%		$416,645,041

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$365,132,371

Gross unrealized appreciation	$57,037,468
Gross unrealized depreciation	(2,386,128)

Net unrealized appreciation	$54,651,340

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$176,775,516	—		$(27,117,557)[1]	$149,657,959	$149,657,959	$1,695,356	$23,832,057
ACWI ex-US Index Master Portfolio[2]	$27,522,238	—		$(27,522,238)[1]	—	—	$159,298	$595,060
BlackRock Cash Funds: Institutional, SL Agency Shares	5,872,036	—		(4,896,693)[1]	975,343	$975,343	$972	—
BlackRock Cash Funds: Prime, SL Agency Shares	859,378	2,919,299	[3]	—	3,778,677	$3,778,677	$14,416	—
BlackRock Commodity Strategies Fund	1,705,352	344,844		(295,960)	1,754,236	$15,981,090	—	$(347,768)
BlackRock Emerging Markets Fund, Inc.	539,560	561,763		(48,756)	1,052,567	$21,314,488	—	$23,843
CoreAlpha Bond Master Portfolio	$40,230,315	$3,716,270	[3]	—	$43,946,585	$43,946,585	$748,631	$238,104

LIFEPATH 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
International Tilts Master Portfolio	$36,382,911	$34,206,625	[3]	—	$70,589,536	$70,589,536	$1,638,169	$(192,200)
iShares Cohen & Steers REIT ETF	260,332	72,301		(74,479)	258,154	$21,806,268	$475,404	$(7,401)
iShares International Developed Real Estate ETF	725,825	114,023		(130,596)	709,252	$21,305,930	$591,918	$(357,010)
iShares MSCI Canada ETF	209,515	49,551		(37,039)	222,027	$6,816,229	$50,809	$(26,529)
iShares MSCI EAFE ETF[2]	211,392	—		(211,392)	—	—	—	$3,846,398
iShares MSCI EAFE Small-Cap ETF	203,079	48,082		(33,459)	217,702	$10,558,547	$118,527	$258,832
iShares MSCI Emerging Markets ETF[2]	113,169	—		(113,169)	—	—	—	$452,035
Master Small Cap Index Series	$8,543,922	—		$(58,905)[1]	$8,485,017	$8,485,017	$72,384	$500,962
Russell 1000® Index Master Portfolio	$21,543,179	$23,024,863	[3]	—	$44,568,042	$44,568,042	$575,705	$318,184
[1] Represents net shares/beneficial interest sold.
[2] No longer held by the LifePath Master Portfolio as of report date.
[3] Represents net shares/beneficial interest purchased.
(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	LIFEPATH 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$102,536,572	$317,247,139	—	$419,783,711

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $3,778,677 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 94.4%
Active Stock Master Portfolio	$4,923,401	$4,923,401
BlackRock Commodity Strategies Fund	58,301	531,121
BlackRock Emerging Markets Fund, Inc.	36,307	735,225
International Tilts Master Portfolio	$2,390,094	2,390,094
iShares Cohen & Steers REIT ETF	9,447	797,988
iShares International Developed Real Estate ETF	26,335	791,103
iShares MSCI Canada ETF	7,390	226,873
iShares MSCI EAFE Small-Cap ETF	7,561	366,709
Master Small Cap Index Series	$271,542	271,542
Russell 1000® Index Master Portfolio	$1,506,924	1,506,924

		12,540,980
Fixed Income Fund — 5.4%
CoreAlpha Bond Master Portfolio	$714,741	714,741
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (b)	42,040	$42,040
Total Affiliated Investment Companies (Cost — $12,068,648*) — 100.1%		13,297,761
Liabilities in Excess of Other Assets — (0.1)%		(12,709)

Net Assets — 100.0%		$13,285,052

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,071,428

Gross unrealized appreciation	$1,226,333
Gross unrealized depreciation	—

Net unrealized appreciation	$1,226,333

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$3,613,769	$1,309,632	[1]	—	$4,923,401	$4,923,401	$49,927	$690,460
ACWI ex-US Index Master Portfolio[3]	$873,314	—		$(873,314)[2]	—	—	$4,988	$19,146
BlackRock Cash Funds: Institutional, SL Agency Shares	25,487	16,553	[1]	—	42,040	$42,040	$37	—
BlackRock Cash Funds: Prime, SL Agency Shares[3]	460	—		(460)[2]	—	—	$450	—
BlackRock Commodity Strategies Fund	39,004	22,858		(3,561)	58,301	$531,121	$—	$(2,432)
BlackRock Emerging Markets Fund, Inc.	14,149	25,499		(3,341)	36,307	$735,225	$—	$711
CoreAlpha Bond Master Portfolio	$405,498	$309,243		—	$714,741	$714,741	$10,151	$3,293
International Tilts Master Portfolio	$941,978	$1,448,116		—	$2,390,094	$2,390,094	$51,216	$(5,364)

LIFEPATH 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares Cohen & Steers REIT ETF	6,422	3,881		(856)	9,447	$797,988	$16,370	$2,659
iShares International Developed Real Estate ETF	18,191	10,713		(2,569)	26,335	$791,103	$20,253	$(7,742)
iShares MSCI Canada ETF	4,965	2,788		(363)	7,390	$226,873	$1,664	$165
iShares MSCI EAFE Small-Cap ETF	4,611	3,264		(314)	7,561	$366,709	$3,913	$2,398
Master Small Cap Index Series	$185,783	$85,759	[1]	—	$271,542	$271,542	$2,123	$15,254
Russell 1000 Index Master Portfolio	$843,407	$663,517	[1]	—	$1,506,924	$1,506,924	$19,272	$10,579
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.
[3] No longer held by the LifePath Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	LIFEPATH 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,491,059	$9,806,702	$—	$13,297,761

There were no transfers between levels during the period ended September 30, 2014.

LIFEPATH 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 37.9%
ACWI ex-US Index Master Portfolio	$28,905,709	$28,905,709
iShares Cohen & Steers REIT ETF (b)	9,486	801,282
iShares Core MSCI Total International Stock ETF (b)	261,678	14,724,621
iShares International Developed Real Estate ETF	25,963	779,929
iShares MSCI EAFE Small-Cap ETF	86,910	4,215,135
Master Small Cap Index Series	$16,132,215	16,132,215
Russell 1000® Index Master Portfolio	$83,571,521	83,571,521

		149,130,412
Fixed Income Funds — 61.5%
Bond Index Master Portfolio	$207,512,190	207,512,190
iShares TIPS Bond ETF	309,491	34,684,656

		242,196,846
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	1,215,074	$1,215,074
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	10,104,539	10,104,539

		11,319,613
Total Affiliated Investment Companies (Cost — $367,815,991*) — 102.3%		402,646,871
Liabilities in Excess of Other Assets — (2.3)%		(9,152,582)

Net Assets — 100.0%		$393,494,289

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$367,955,121

Gross unrealized appreciation		$36,459,144
Gross unrealized depreciation		(1,767,394)

Net unrealized appreciation		$34,691,750

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$30,353,814	—		$(1,448,105)[1]	$28,905,709	$28,905,709	$794,499	$1,622,265
BlackRock Cash Funds: Institutional, SL Agency Shares	893,396	321,678	[2]	—	1,215,074	$1,215,074	$930	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	10,104,539	[2]	—	10,104,539	$10,104,539	$12,450	—
Bond Index Master Portfolio	$169,273,201	$38,238,989	[2]	—	$207,512,190	$207,512,190	$2,852,152	$1,309,422
iShares Cohen & Steers REIT ETF	3,384	6,102		—		$801,282	$6,923	—
iShares Core MSCI Total International Stock ETF	83,874	187,875		(10,071)	261,678	$14,724,621	$193,748	$44,315

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	11,591	14,372		—	25,963	$779,929	$10,461	—
iShares MSCI EAFE Small-Cap ETF	68,691	21,870		(3,651)	86,910	$4,215,135	$46,372	$25,646
iShares TIPS Bond ETF	257,137	72,619		(20,265)	309,491	$34,684,656	$511,375	$(177,715)
Master Small Cap Index Series	$14,746,591	$1,385,624	[2]	—	$16,132,215	$16,132,215	$144,127	$972,556
Russell 1000® Index Master Portfolio	$68,706,189	$14,865,332	[2]	—	$83,571,521	$83,571,521	$1,045,806	$571,967

[1] Represents net beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$66,525,236	$336,121,635	—	$402,646,871

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $10,104,539 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 49.6%
ACWI ex-US Index Master Portfolio	$79,227,676	$79,227,676
iShares Cohen & Steers REIT ETF	132,271	11,172,931
iShares Core MSCI Total International Stock ETF	607,955	34,209,628
iShares International Developed Real Estate ETF	356,759	10,717,040
iShares MSCI EAFE Small-Cap ETF	227,667	11,041,850
Master Small Cap Index Series	$28,970,457	28,970,457
Russell 1000® Index Master Portfolio	$219,424,129	219,424,129

		394,763,711
Fixed Income Funds — 50.1%
Bond Index Master Portfolio	$343,675,398	343,675,398
iShares TIPS Bond ETF	493,854	55,346,218

		399,021,616
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (b)	2,772,486	$2,772,486
Total Affiliated Investment Companies (Cost — $717,002,101*) — 100.1%		796,557,813
Liabilities in Excess of Other Assets — (0.1)%		(681,352)

Net Assets — 100.0%		$795,876,461

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$717,088,851

Gross unrealized appreciation		$82,132,917
Gross unrealized depreciation		(2,663,955)

Net unrealized appreciation		$79,468,962

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$77,124,004	$2,103,672	[1]	—	$79,227,676	$79,227,676	$2,151,030	$4,259,311
BlackRock Cash Funds: Institutional, SL Agency Shares	9,967,374	—		(7,194,888)[2]	2,772,486	$2,772,486	$2,038	—
BlackRock Cash Funds: Prime, SL Agency Shares[3]	1,438,693	—		(1,438,693)[2]	—	—	$12,216	—
Bond Index Master Portfolio	$257,871,235	$85,804,163	[1]	—	$343,675,398	$343,675,398	$4,662,740	$2,151,942
iShares Cohen & Steers REIT ETF	108,921	27,249		(3,899)	132,271	$11,172,931	$244,532	$(159)
iShares Core MSCI Total International Stock ETF	193,241	414,714		—	607,955	$34,209,628	$468,592	—
iShares International Developed Real Estate ETF	289,005	87,679		(19,925)	356,759	$10,717,040	$291,479	$(55,835)
iShares MSCI EAFE Small-Cap ETF	178,968	49,514		(815)	227,667	$11,041,850	$121,730	$4,260
iShares TIPS Bond ETF	369,942	125,665		(1,753)	493,854	$55,346,218	$800,128	$(13,966)
Master Small Cap Index Series	$24,216,498	$4,753,959	[1]	—	$28,970,457	$28,970,457	$252,450	$1,712,065

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
Russell 1000® Index Master Portfolio	$176,902,400	$42,521,729	[1]	—	$219,424,129	$219,424,129	$2,827,988	$1,542,160

[1] Represents net beneficial interest purchased.
[2] Represents net shares sold.
[3] No longer held by the Lifepath Index Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$125,260,153	$671,297,660	—	$796,557,813

There were no transfers between levels during the period ended September 30, 2014.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 58.2%
ACWI ex-US Index Master Portfolio	$37,761,137	$37,761,137
iShares Cohen & Steers REIT ETF	120,924	10,214,450
iShares Core MSCI Total International Stock ETF (b)	639,667	35,994,062
iShares International Developed Real Estate ETF	326,628	9,811,905
iShares MSCI EAFE Small-Cap ETF	149,443	7,247,985
Master Small Cap Index Series	$14,646,790	14,646,790
Russell 1000® Index Master Portfolio	$144,216,577	144,216,577

		259,892,906
Fixed Income Funds — 41.6%
Bond Index Master Portfolio	$161,018,717	161,018,717
iShares TIPS Bond ETF	220,735	24,737,771

		185,756,488
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	1,753,519	$1,753,519
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	2,851,725	2,851,725

		4,605,244
Total Affiliated Investment Companies (Cost — $413,877,647*) — 100.8%		450,254,638
Liabilities in Excess of Other Assets — (0.8)%		(3,730,215)

Net Assets — 100.0%		$446,524,423

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$413,904,222

Gross unrealized appreciation		$40,458,135
Gross unrealized depreciation		(4,107,719)

Net unrealized appreciation		$36,350,416

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$34,070,416	$3,690,721	[1]	—	$37,761,137	$37,761,137	$934,663	$1,868,314
BlackRock Cash Funds: Institutional, SL Agency Shares	1,693,531	59,988	[1]	—	1,753,519	$1,753,519	$1,384	—
BlackRock Cash Funds: Prime, SL Agency Shares	152,872	2,698,853	[1]	—	2,851,725	$2,851,725	$20,809	—
Bond Index Master Portfolio	$97,116,958	$63,901,759	[1]	—	$161,018,717	$161,018,717	$1,967,889	$910,937

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index 2025 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares Cohen & Steers REIT ETF	75,900	48,185		(3,161)	120,924	$10,214,450	$207,862	$(6,902)
iShares Core MSCI Total International Stock ETF	203,485	436,182		—	639,667	$35,994,062	$503,174	—
iShares International Developed Real Estate ETF	212,927	128,624		(14,923)	326,628	$9,811,905	$248,909	$(52,318)
iShares MSCI EAFE Small-Cap ETF	91,119	58,845		(521)	149,443	$7,247,985	$73,345	$2,421
iShares TIPS Bond ETF	133,346	88,124		(735)	220,735	$24,737,771	$331,153	$(7,797)
Master Small Cap Index Series	$9,807,944	$4,838,846	[1]	—	$14,646,790	$14,646,790	$113,355	$776,871
Russell 1000® Index Master Portfolio	$93,120,930	$51,095,647	[1]	—	$144,216,577	$144,216,577	$1,675,853	$912,044

[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$92,611,417	$357,643,221	—	$450,254,638

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $2,851,725 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 65.7%
ACWI ex-US Index Master Portfolio	$90,112,763	$90,112,763
iShares Cohen & Steers REIT ETF (b)	269,545	22,768,466
iShares Core MSCI Total International Stock ETF (b)	805,065	45,301,008
iShares International Developed Real Estate ETF	737,492	22,154,260
iShares MSCI EAFE Small-Cap ETF	275,071	13,340,943
Master Small Cap Index Series	$21,429,559	21,429,559
Russell 1000® Index Master Portfolio	$266,872,018	266,872,018

		481,979,017
Fixed Income Funds — 34.1%
Bond Index Master Portfolio	$217,776,232	217,776,232
iShares TIPS Bond ETF	284,795	31,916,976

		249,693,208
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	2,247,486	$2,247,486
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	3,857,450	3,857,450

		6,104,936
Total Affiliated Investment Companies (Cost — $657,443,661*) — 100.6%		737,777,161
Liabilities in Excess of Other Assets — (0.6)%		(4,668,668)

Net Assets — 100.0%		$733,108,493

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$657,500,062

Gross unrealized appreciation		$83,059,073
Gross unrealized depreciation		(2,781,974)

Net unrealized appreciation		$80,277,099

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$83,164,979	$6,947,784	[1]	—	$90,112,763	$90,112,763	$2,360,837	$4,618,113
BlackRock Cash Funds: Institutional, SL Agency Shares	7,986,051	—		(5,738,565)[2]	2,247,486	$2,247,486	$2,244	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,186,223	2,671,227	[1]	—	3,857,450	$3,857,450	$11,775	—
Bond Index Master Portfolio	$151,754,457	$66,021,775	[1]	—	$217,776,232	$217,776,232	$2,848,283	$1,309,240
iShares Cohen & Steers REIT ETF	191,736	83,522		(5,713)	269,545	$22,768,466	$473,361	$2,498
iShares Core MSCI Total International Stock ETF	233,547	571,518		—	805,065	$45,301,008	$624,595	—

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	541,466	217,843		(21,817)	737,492	$22,154,260	$576,143	$(55,509)
iShares MSCI EAFE Small-Cap ETF	196,792	78,279		—	275,071	$13,340,943	$142,479	—
iShares TIPS Bond ETF	195,508	89,287		—	284,795	$31,916,976	$441,497	—
Master Small Cap Index Series	$16,591,741	$4,837,818	[1]	—	$21,429,559	$21,429,559	$176,668	$1,212,362
Russell 1000® Index Master Portfolio	$198,522,223	$68,349,795	[1]	—	$266,872,018	$266,872,018	$3,308,662	$1,813,168

[1] Represents net shares/beneficial interest purchased. [2] Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$141,586,589	$596,190,572	—	$737,777,161

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $3,857,450 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 72.4%
ACWI ex-US Index Master Portfolio	$37,624,635	$37,624,635
iShares Cohen & Steers REIT ETF	159,046	13,434,616
iShares Core MSCI Total International Stock ETF (b)	604,781	34,031,027
iShares International Developed Real Estate ETF (b)	434,854	13,063,014
iShares MSCI EAFE Small-Cap ETF	146,387	7,099,769
Master Small Cap Index Series	$9,503,213	9,503,213
Russell 1000® Index Master Portfolio	$142,008,323	142,008,323

		256,764,597
Fixed Income Funds — 27.4%
Bond Index Master Portfolio	$85,803,244	85,803,244
iShares TIPS Bond ETF	100,971	11,315,820

		97,119,064
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	1,262,307	$1,262,307
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	101,180	101,180

		1,363,487
Total Affiliated Investment Companies (Cost — $321,980,253*) — 100.2%		355,247,148
Liabilities in Excess of Other Assets — (0.2)%		(699,858)

Net Assets — 100.0%		$354,547,290

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$322,001,581

Gross unrealized appreciation		$35,055,677
Gross unrealized depreciation		(1,810,110)

Net unrealized appreciation		$33,245,567

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$31,482,192	$6,142,443	[1]	—	$37,624,635	$37,624,635	$884,645	$1,736,892
BlackRock Cash Funds: Institutional, SL Agency Shares	2,983,691	—		(1,721,384)[2]	1,262,307	$1,262,307	$1,240	—
BlackRock Cash Funds: Prime, SL Agency Shares	422,661	—		(321,481)[2]	101,180	$101,180	$18,598	—
Bond Index Master Portfolio	$48,306,107	$37,497,137	[1]	—	$85,803,244	$85,803,244	$1,013,529	$467,104
iShares Cohen & Steers REIT ETF	91,219	72,339		(4,512)	159,046	$13,434,616	$261,561	$(6,729)

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares Core MSCI Total International Stock ETF	174,457	430,324		—	604,781	$34,031,027	$478,700	—
iShares International Developed Real Estate ETF	255,720	188,615		(9,481)	434,854	$13,063,014	$314,171	$(42,647)
iShares MSCI EAFE Small-Cap ETF	79,972	66,415		—	146,387	$7,099,769	$70,436	—
iShares TIPS Bond ETF	54,523	46,967		(519)	100,971	$11,315,820	$142,984	$(5,594)
Master Small Cap Index Series	$5,780,864	$3,722,349	[1]	—	$9,503,213	$9,503,213	$69,044	$480,474
Russell 1000® Index Master Portfolio	$85,615,886	$56,392,437	[1]	—	$142,008,323	$142,008,323	$1,595,786	$872,051

[1] Represents net beneficial interest purchased. [2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$80,307,733	$274,939,415	—	$355,247,148

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $101,180 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 78.6%
ACWI ex-US Index Master Portfolio	$64,665,839	$64,665,839
iShares Cohen & Steers REIT ETF (b)	253,344	21,399,968
iShares Core MSCI Total International Stock ETF (b)	722,933	40,679,440
iShares International Developed Real Estate ETF	692,777	20,811,021
iShares MSCI EAFE Small-Cap ETF	214,992	10,427,112
Master Small Cap Index Series	$11,688,413	11,688,413
Russell 1000® Index Master Portfolio	$209,717,284	209,717,284

		379,389,077
Fixed Income Funds — 21.2%
Bond Index Master Portfolio	$93,127,962	93,127,962
iShares TIPS Bond ETF	84,906	9,515,415

		102,643,377
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	1,451,293	$1,451,293
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	7,869,611	7,869,611

		9,320,904
Total Affiliated Investment Companies (Cost — $437,637,485*) — 101.7%		491,353,358
Liabilities in Excess of Other Assets — (1.7)%		(8,427,246)

Net Assets — 100.0%		$482,926,112

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$437,678,714

Gross unrealized appreciation		$55,466,807
Gross unrealized depreciation		(1,792,163)

Net unrealized appreciation		$53,674,644

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$58,103,694	$6,562,145	[1]	—	$64,665,839	$64,665,839	$1,638,866	$3,219,002
BlackRock Cash Funds: Institutional, SL Agency Shares	9,901,805	—		(8,450,512)[2]	1,451,293	$1,451,293	$1,564	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,601,109	6,268,502	[1]	—	7,869,611	$7,869,611	$12,115	—
Bond Index Master Portfolio	$60,291,643	$32,836,319	[1]	—	$93,127,962	$93,127,962	$1,158,468	$532,758
iShares Cohen & Steers REIT ETF	168,092	91,781		(6,529)	253,344	$21,399,968	$432,088	$7,494

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index 2040 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares Core MSCI Total International Stock ETF	219,153	503,780		—	722,933	$40,679,440	$538,656	—
iShares International Developed Real Estate ETF	473,164	228,584		(8,971)	692,777	$20,811,021	$521,647	$(36,063)
iShares MSCI EAFE Small-Cap ETF	136,704	78,288		—	214,992	$10,427,112	$105,460	—
iShares TIPS Bond ETF	52,135	32,925		(154)	84,906	$9,515,415	$122,408	$(1,495)
Master Small Cap Index Series	$8,099,953	$3,588,460	[1]	—	$11,688,413	$11,688,413	$89,709	$622,591
Russell 1000® Index Master Portfolio	$146,029,644	$63,687,640	[1]	—	$209,717,284	$209,717,284	$2,492,547	$1,364,590

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the Lifepath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$112,153,860	$379,199,498	—	$491,353,358

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $7,869,611 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.2%
ACWI ex-US Index Master Portfolio	$18,829,827	$18,829,827
iShares Cohen & Steers REIT ETF	113,527	9,589,626
iShares Core MSCI Total International Stock ETF	453,977	25,545,286
iShares International Developed Real Estate ETF	310,431	9,325,347
iShares MSCI EAFE Small-Cap ETF	90,682	4,398,077
Master Small Cap Index Series	$4,174,065	4,174,065
Russell 1000® Index Master Portfolio	$88,570,186	88,570,186

		160,432,414
Fixed Income Fund — 15.6%
Bond Index Master Portfolio	$29,780,493	29,780,493
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.13% (b)	626,962	$626,962
Total Affiliated Investment Companies (Cost — $173,433,367*) — 100.1%		190,839,869
Liabilities in Excess of Other Assets — (0.1)%		(264,268)

Net Assets — 100.0%		$190,575,601

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$173,458,052

Gross unrealized appreciation		$18,334,237
Gross unrealized depreciation		(952,420)

Net unrealized appreciation		$17,381,817

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$16,417,020	$2,412,807	[1]	—	$18,829,827	$18,829,827	$457,404	$903,611
BlackRock Cash Funds: Institutional, SL Agency Shares	1,287,557	—		(660,595)[2]	626,962	$626,962	$740	—
BlackRock Cash Funds: Prime, SL Agency Shares[3]	130,390	—		(130,390)[2]	—	$—	$11,656	—
Bond Index Master Portfolio	$15,395,190	$14,385,303	[1]	—	$29,780,493	$29,780,493	$341,862	$157,310
iShares Cohen & Steers REIT ETF	60,986	55,985		(3,444)	113,527	$9,589,626	$182,881	$3,734
iShares Core MSCI Total International Stock ETF	135,389	318,588		—	453,977	$25,545,286	$344,187	—

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index 2045 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	171,773	142,454		(3,796)	310,431	$9,325,347	$221,946	$(15,154)
iShares MSCI EAFE Small-Cap ETF	45,315	45,367		—	90,682	$4,398,077	$42,314	—
Master Small Cap Index Series	$2,236,711	$1,937,354	[1]	—	$4,174,065	$4,174,065	$28,666	$202,383
Russell 1000® Index Master Portfolio	$50,080,549	$38,489,637	[1]	—	$88,570,186	$88,570,186	$979,538	$536,017

[1] Represents net beneficial interest purchased.
[2] Represents net shares sold.
3 No longer held by the Lifepath Index Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$49,485,298	$141,354,571	—	$190,839,869

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 89.5%
ACWI ex-US Index Master Portfolio	$18,942,186	$18,942,186
iShares Cohen & Steers REIT ETF	127,374	10,759,282
iShares Core MSCI Total International Stock ETF	506,227	28,485,393
iShares International Developed Real Estate ETF	348,547	10,470,352
iShares MSCI EAFE Small-Cap ETF	97,089	4,708,816
Master Small Cap Index Series	$3,752,703	3,752,703
Russell 1000® Index Master Portfolio	$94,916,228	94,916,228

		172,034,960
Fixed Income Fund — 10.3%
Bond Index Master Portfolio	$19,894,088	19,894,088
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.13% (b)	811,538	$811,538
Total Affiliated Investment Companies (Cost — $175,898,078*) — 100.2%		192,740,586
Liabilities in Excess of Other Assets — (0.2)%		(449,986)

Net Assets — 100.0%		$192,290,600

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$175,917,188

Gross unrealized appreciation		$17,645,101
Gross unrealized depreciation		(821,703)

Net unrealized appreciation		$16,823,398

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$16,802,884	$2,139,302	[1]	—	$18,942,186	$18,942,186	$473,258	$934,465
BlackRock Cash Funds: Institutional, SL Agency Shares	6,512,071	—		(5,700,533)[2]	811,538	$811,538	$817	—
BlackRock Cash Funds: Prime, SL Agency Shares[3]	1,066,024	—		(1,066,024)[2]	—	—	$11,866	—
Bond Index Master Portfolio	$9,824,212	$10,069,876	[1]	—	$19,894,088	$19,894,088	$218,884	$100,395
iShares Cohen & Steers REIT ETF	67,415	61,702		(1,743)	127,374	$10,759,282	$201,581	$(2,393)
iShares Core MSCI Total International Stock ETF	150,119	356,108		—	506,227	$28,485,393	$350,641	—

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index 2050 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	189,671	163,132		(4,256)	348,547	$10,470,352	$241,163	$(17,797)
iShares MSCI EAFE Small-Cap ETF	47,447	49,642		—	97,089	$4,708,816	$43,619	—
Master Small-Cap Index Series	$1,960,716	$1,791,987	[1]	—	$3,752,703	$3,752,703	$24,433	$173,016
Russell 1000® Index Master Portfolio	$52,721,354	$42,194,874	[1]	—	$94,916,228	$94,916,228	$1,021,055	$557,986

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.
3 No longer held by the Lifepath Index Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$55,235,381	$137,505,205	—	$192,740,586

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 94.6%
ACWI ex-US Index Master Portfolio	$2,717,830	$2,717,830
iShares Cohen & Steers REIT ETF	36,079	3,047,593
iShares Core MSCI Total International Stock ETF	175,107	9,853,271
iShares International Developed Real Estate ETF	98,984	2,973,479
iShares MSCI EAFE Small-Cap ETF	25,759	1,249,311
Master Small Cap Index Series	$902,496	902,496
Russell 1000® Index Master Portfolio	$24,893,242	24,893,242

		45,637,222
Fixed Income Fund — 5.2%
Bond Index Master Portfolio	$2,505,038	2,505,038
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (b)	173,237	$173,237
Total Affiliated Investment Companies (Cost — $43,811,796*) — 100.2%		48,315,497
Liabilities in Excess of Other Assets — (0.2)%		(97,361)

Net Assets — 100.0%		$48,218,136

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$43,820,170

Gross unrealized appreciation		$4,796,355
Gross unrealized depreciation		(301,028)

Net unrealized appreciation		$4,495,327

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$3,512,892	—		$(795,062)[1]	$2,717,830	$2,717,830	$85,198	$196,421
BlackRock Cash Funds: Institutional, SL Agency Shares	692,770	—		(519,533)[1]	173,237	$173,237	$253	—
BlackRock Cash Funds: Prime, SL Agency Shares[2]	95,386	—		(95,386)[1]	—	—	$3,816	—
Bond Index Master Portfolio	$1,044,823	$1,460,215	[3]	—	$2,505,038	$2,505,038	$25,315	$11,389
iShares Cohen & Steers REIT ETF	17,432	21,365		(2,718)	36,079	$3,047,593	$55,467	$8,271

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	LifePath Index 2055 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
iShares Core MSCI Total International Stock ETF	46,664	128,443		—	175,107	$9,853,271	$121,728	—
iShares International Developed Real Estate ETF	49,144	59,198		(9,358)	98,984	$2,973,479	$66,083	$(22,484)
iShares MSCI EAFE Small-Cap ETF	11,583	14,233		(57)	25,759	$1,249,311	$12,048	$360
Master Small Cap Index Series	$445,733	$456,763	[3]	—	$902,496	$902,496	$5,809	$41,619
Russell 1000® Index Master Portfolio	$12,722,972	$12,170,270	[3]	—	$24,893,242	$24,893,242	$257,566	$140,781

[1] Represents net shares/beneficial interest sold.
2 No longer held by the Lifepath Index Master Portfolio as of report date.
[3] Represents net beneficial interest purchased.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

2	MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$17,296,891	$31,018,606	—	$48,315,497

There were no transfers between levels during the period ended September 30, 2014.

MASTER INVESTMENT PORTFOLIOS	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	Government Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $1,000,000, collateralized by a U.S. Treasury Obligation, 2.13%, due 9/30/21, original par and fair values of $1,026,000 and $1,020,069, respectively)	$1,000	$1,000,000
Total Value of Barclays Capital, Inc. (collateral value of $1,020,069)		1,000,000
BNP Paribas Securities Corp., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $1,000,000, collateralized by a Various U.S. Treasury Inflation Index Obligations 1.63% to 1.75%, due 1/15/15 to 1/15/28, original par and fair values of $800,800 and $1,020,020, respectively)	1,000	1,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,020,020)		1,000,000
Citigroup Global Markets, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $1,500,000, collateralized by Various U.S. Treasury Obligations 0.50% to 2.13%, due 4/15/15 to 6/30/21, original par and fair values of $1,488,456 and $1,530,001, respectively) (a)	1,500	1,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,530,001)		1,500,000
Deutsche Bank Securities, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $1,400,000, collateralized by Various U.S. Treasury Obligations 0.00% to 1.50%, due 12/31/18 to 8/15/39, original par and fair values of $2,076,015 and $1,428,000, respectively) (a)	1,400	1,400,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,428,000)		1,400,000
Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.01%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $1,000,000, collateralized by Various U.S. Government Sponsored Agency Obligations, 3.40% to 5.39%, due 2/01/17 to 1/01/42, original par and fair value of $1,808,870 and $1,030,000, respectively)	$1,000	$1,000,000
Total Value of Goldman Sachs & Co. (collateral value of $1,030,000)		1,000,000
HSBC Securities (USA) Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $1,519,000, collateralized by a U.S. Treasury Obligation, 2.00%, due 5/31/21, original par and fair value of $1,560,000 and $1,553,288, respectively)	1,519	1,519,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,553,288)		1,519,000
SG Americas Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $500,000, collateralized by a U.S. Treasury Obligation, 0.09%, due 7/31/16, original par and fair value of $509,700, and $510,099, respectively)	500	500,000
Total Value of SG Americas Securities LLC (collateral value of $510,099)		500,000
TD Securities (USA) LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $2,000,000, collateralized by Various U.S. Treasury Obligations, 2.13% to 2.25%, due 4/30/21 to 9/30/21, original par and fair value of $2,031,000, and $2,040,123, respectively)	2,000	2,000,000
Total Value of TD Securities (USA) LLC (collateral value of $2,040,123)		2,000,000
Total Investments (Cost — $9,919,000*) — 100.1%		9,919,000
Liabilities in Excess of Other Assets — (0.1)%		(8,498)

Net Assets — 100.0%		$9,910,502

GOVERNMENT MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (concluded)	Government Money Market Master Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment [and derivative financial instrument] and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$9,919,000	—	$9,919,000
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, cash of $510 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

2	GOVERNMENT MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.1%
Amcor Ltd.	390,175	$3,864,743
Australia & New Zealand Banking Group Ltd.	342,555	9,260,011
BHP Billiton Ltd.	91,367	2,692,904
Brambles Ltd.	178,891	1,488,146
CSL Ltd.	204,598	13,263,225
CSR Ltd.	15,205	44,304
DuluxGroup Ltd.	4,180	20,317
Fairfax Media, Ltd.	32,787	22,192
Flight Centre Ltd.	1,023	38,264
JB Hi-Fi Ltd.	72,204	973,009
Macquarie Group Ltd.	65,910	3,316,553
National Australia Bank Ltd.	378,592	10,768,527
Oil Search Ltd.	9,685	75,590
Platinum Asset Management Ltd.	5,130	27,179
Primary Health Care Ltd. (a)	129,074	493,132
Ramsay Health Care Ltd.	10,444	457,658
Telstra Corp. Ltd.	1,881,509	8,729,787
Transpacific Industries Group, Ltd.	22,207	15,846
Westfield Corp.	474,601	3,092,528
Westpac Banking Corp.	248,125	6,965,728

		65,609,643
Belgium — 1.8%
Ageas	162,409	5,384,534
Anheuser-Busch InBev NV	30,184	3,347,342
bpost SA	252,947	6,038,263
Groupe Bruxelles Lambert SA	6,506	595,939
Solvay SA	22,838	3,507,545
UCB SA	667	60,439

		18,934,062
Bermuda — 0.0%
Catlin Group Ltd.	41,934	353,588
Denmark — 4.5%
A.P. Moeller - Maersk A/S, Class A	253	583,602
A.P. Moeller - Maersk A/S, Class B	4,372	10,356,584
Carlsberg A/S, Class B	6,422	570,354
Coloplast A/S, Class B	37,436	3,130,704
Danske Bank A/S	162,381	4,401,779
Genmab A/S (b)	13,823	583,720
GN Store Nord A/S	9,732	214,229
Novo Nordisk A/S, Class B	382,367	18,205,174
Pandora A/S	45,504	3,552,803
Tryg A/S	228	23,654
Vestas Wind Systems A/S (b)	176,011	6,862,254

		48,484,857
Finland — 2.1%
Fortum OYJ	11,685	284,903
Kesko OYJ, Class B	73,079	2,608,435
Neste Oil OYJ (a)	321,452	6,617,964
Orion OYJ, Class B	8,470	330,717
Common Stocks	Shares	Value
Finland (concluded)
Sampo OYJ, Class A	261,246	$12,631,614

		22,473,633
France — 6.2%
Aeroports de Paris	1,059	126,806
Alstom SA (b)	17,365	595,465
AtoS	14,154	1,024,975
AXA SA	157,521	3,880,144
BNP Paribas SA	90,132	5,981,897
Cie Generale des Etablissements Michelin	68,608	6,462,240
CNP Assurances	38,437	723,511
Credit Agricole SA	141,281	2,129,601
Danone SA	7,333	491,061
EDF	36,602	1,200,792
Euler Hermes SA	741	79,092
Eurofins Scientific SE	773	200,000
Eutelsat Communications SA	2,186	70,586
Fonciere Des Regions	926	83,450
GDF Suez	33,196	832,570
Genfit (b)	495	26,231
Havas SA	15,361	118,661
ICADE	602	50,833
Iliad SA	10,968	2,313,704
Imerys SA	591	43,567
Ipsen SA	1,224	60,185
Lagardere SCA	91,199	2,440,490
Metropole Television SA	154,897	2,502,271
Orange SA	18,340	273,681
Orpea	1,733	107,681
Plastic Omnium SA	10,001	238,798
Safran SA	78,547	5,092,492
Sanofi	6,311	713,589
SCOR SE	25,691	802,402
Societe Generale SA	50,017	2,551,261
Solocal Group (b)	1,118,769	792,713
Suez Environnement Co.	2,159	36,518
Technicolor SA, Registered Shares (b)	87,844	573,004
Technip SA	28,610	2,399,977
Teleperformance	333	20,595
Thales SA	106,617	5,674,382
Total SA	163,877	10,611,707
Valeo SA	21,144	2,349,406
Vinci SA	43,015	2,496,198
Wendel SA	3,843	435,520

		66,608,056
Germany — 5.1%
Aareal Bank AG	1,738	75,143
Allianz SE, Registered Shares	7,515	1,213,160
Bayer AG, Registered Shares	17,479	2,431,998
Continental AG	2,744	519,788

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Deutsche Lufthansa AG, Registered Shares	142,555	$2,238,417
Deutsche Post AG, Registered Shares	23,395	745,717
Deutsche Telekom AG, Registered Shares	251,829	3,811,823
Deutz AG	76,395	402,844
Dialog Semiconductor PLC (b)	26,649	744,064
Duerr AG	61,873	4,490,042
E.ON SE	567,433	10,362,274
Fresenius SE & Co. KGaA	84,194	4,156,572
Hochtief AG	9,240	634,146
Hugo Boss AG	6,907	861,049
Infineon Technologies AG	25,502	262,490
Kloeckner & Co. SE (b)	23,032	315,601
KUKA AG	9,419	568,085
Merck KGaA	23,927	2,199,261
MorphoSys AG (b)	23,931	2,334,758
Nordex SE (b)	129,311	2,361,820
ProSiebenSat.1 Media AG, Registered Shares	89,455	3,546,470
Rhoen Klinikum AG	2,476	74,942
Symrise AG	17,716	941,064
Talanx AG	12,834	426,283
Telefonica Deutschland Holding AG (b)	366,674	1,912,316
TUI AG	265,250	3,950,007
United Internet AG, Registered Shares	74,412	3,159,407
Volkswagen AG	2,377	491,136

		55,230,677
Hong Kong — 1.7%
AIA Group Ltd.	36,600	188,883
BOC Hong Kong Holdings Ltd.	69,000	219,654
Cheung Kong Holdings Ltd.	179,000	2,944,536
Cheung Kong Infrastructure Holdings Ltd.	8,000	56,065
Galaxy Entertainment Group Ltd. (a)	173,000	1,004,442
Hutchison Whampoa Ltd.	56,000	676,961
Kerry Properties Ltd.	77,500	259,818
MGM China Holdings Ltd.	197,200	568,257
Orient Overseas International Ltd.	5,000	27,638
Power Assets Holdings Ltd.	358,000	3,164,261
Sands China Ltd.	1,261,600	6,581,519
SJM Holdings Ltd.	666,000	1,267,982
Sun Hung Kai Properties Ltd.	13,000	184,459
Techtronic Industries Co.	51,000	147,065
Truly International Holdings	842,000	482,709
Common Stocks	Shares	Value
Hong Kong (concluded)
Wheelock & Co. Ltd.	163,000	$777,524

		18,551,773
Ireland — 0.8%
DCC PLC	59,029	3,267,710
Glanbia PLC	3,154	45,547
James Hardie Industries SE	91,821	960,655
Kerry Group PLC, Class A	1,689	119,081
Paddy Power PLC	380	27,380
Shire PLC	47,068	4,061,101

		8,481,474
Israel — 0.0%
Azrieli Group	2,567	88,170
Teva Pharmaceutical Industries Ltd.	671	36,113

		124,283
Italy — 2.3%
Assicurazioni Generali SpA	8,547	179,206
Banca Popolare di Milano Scarl (b)	84,862	67,981
Enel SpA	108,857	575,866
Fiat SpA (b)	921,239	8,878,644
GTECH SpA	12,773	302,300
Intesa Sanpaolo SpA	1,678,695	5,067,520
Mediobanca SpA (b)	161,799	1,382,376
Moncler SpA	38,346	546,274
Parmalat SpA	233,330	736,769
Prada SpA (a)	46,800	283,231
Recordati SpA	2,383	38,974
Snam SpA	256,547	1,416,602
UniCredit SpA	683,569	5,370,041
Unione di Banche Italiane SCpA	15,728	131,453

		24,977,237
Japan — 23.8%
ABC-Mart, Inc.	1,600	81,719
Asahi Group Holdings Ltd.	394,900	11,422,940
Asahi Kasei Corp.	225,000	1,829,775
Astellas Pharma, Inc.	836,600	12,459,961
Calbee, Inc.	40,100	1,310,634
Canon, Inc.	104,200	3,390,241
Central Japan Railway Co.	3,700	499,088
Chubu Electric Power Co., Inc. (b)	24,200	277,826
Citizen Holdings Co. Ltd.	68,400	449,146
COMSYS Holdings Corp.	7,300	126,003
Credit Saison Co. Ltd.	24,300	468,252
Daicel Corp.	178,000	1,926,363
Daikin Industries Ltd.	41,000	2,543,357
Dainippon Screen Manufacturing Co., Ltd.	46,000	234,945
Daito Trust Construction Co. Ltd.	13,000	1,537,284
Daiwa House Industry Co. Ltd.	322,500	5,793,684

2	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Daiwa Securities Group, Inc.	44,000	$348,950
Disco Corp.	25,700	1,747,650
Dowa Holdings Co., Ltd.	118,000	983,293
East Japan Railway Co.	36,700	2,748,929
Eisai Co. Ltd.	21,300	861,546
Enplas Corp.	11,300	577,329
F@N Communications, Inc.	2,000	22,921
FANUC Corp.	57,300	10,362,860
Frontier Real Estate Investment Corp.	46	220,669
Fuji Heavy Industries Ltd.	187,400	6,207,940
Fujitsu General Ltd.	74,000	909,016
GungHo Online Entertainment, Inc. (a)	32,300	153,774
Hankyu Hanshin Holdings, Inc.	133,000	774,466
Haseko Corp.	158,300	1,223,290
Hazama Ando Corp.	110,700	707,833
Heiwa Corp.	2,300	45,445
Hitachi Capital Corp.	5,300	127,457
Hitachi Metals Ltd.	15,000	270,369
Hoya Corp.	173,900	5,839,604
Inpex Corp.	283,200	4,003,900
Japan Aviation Electronics Industry, Ltd.	1,000	22,810
Japan Tobacco, Inc.	282,200	9,170,209
JGC Corp.	44,000	1,202,148
JX Holdings, Inc.	142,800	658,416
The Kansai Electric Power Co., Inc. (b)	24,300	229,612
Kao Corp.	80,000	3,121,813
KDDI Corp.	143,700	8,644,451
Keihin Corp.	1,700	22,480
Kenedix, Inc. (b)	6,800	29,336
Keyence Corp.	17,300	7,511,423
Kikkoman Corp.	70,000	1,487,710
Kintetsu Corp.	20,000	67,282
KYB Co., Ltd.	105,000	472,868
Kyushu Electric Power Co., Inc. (b)	6,100	65,751
Lawson, Inc.	12,900	902,525
Lintec Corp.	45,800	968,173
M3, Inc.	3,300	52,920
Maeda Road Construction Co., Ltd.	5,000	77,716
Mazda Motor Corp.	50,200	1,262,754
Micronics Japan Co., Ltd.	6,800	382,166
Minebea Co., Ltd.	92,000	1,255,554
Miraca Holdings, Inc.	4,100	169,670
MISUMI Group, Inc.	2,400	72,518
Mitsubishi Corp.	511,300	10,471,548
Mitsubishi Electric Corp.	652,000	8,691,933
Mitsubishi Estate Co. Ltd.	66,000	1,487,462
Mitsubishi Materials Corp.	152,000	491,812
Mitsubishi Motors Corp.	4,400	53,372
Mitsui & Co. Ltd.	91,100	1,437,019
Common Stocks	Shares	Value
Japan (continued)
Mizuho Financial Group, Inc.	1,152,500	$2,057,433
MS&AD Insurance Group Holdings, Inc.	63,600	1,387,251
Murata Manufacturing Co. Ltd.	23,700	2,693,869
Nabtesco Corp.	21,200	507,860
Nexon Co. Ltd.	206,900	1,706,295
Nidec Corp.	42,500	2,872,027
Nihon M&A Center, Inc.	3,300	95,735
Nippo Corp.	29,000	531,537
Nippon Building Fund, Inc.	25	131,643
Nippon Kayaku Co., Ltd.	10,000	122,313
Nippon Meat Packers, Inc.	226,000	4,798,594
Nippon Shokubai Co. Ltd.	6,000	66,896
Nippon Steel & Sumitomo Metal	297,000	771,052
Nippon Telegraph & Telephone Corp.	123,400	7,652,563
Nissan Chemical Industries Ltd.	45,600	809,300
Nissan Motor Co. Ltd.	1,056,000	10,222,233
Nomura Holdings, Inc.	811,600	4,828,488
Nomura Real Estate Holdings, Inc.	194,200	3,339,779
Obic Co., Ltd.	72,200	2,583,855
Omron Corp.	46,700	2,122,421
Oriental Land Co. Ltd.	36,300	6,859,862
ORIX Corp.	653,100	9,016,335
Osaka Gas Co. Ltd.	69,000	277,068
OSG Corp.	18,700	324,262
Otsuka Holdings Co. Ltd.	38,800	1,337,368
Panasonic Corp.	4,300	51,249
Pigeon Corp.	18,500	1,048,294
Santen Pharmaceutical Co. Ltd.	9,100	509,609
Sawai Pharmaceutical Co., Ltd.	4,200	241,587
Secom Co. Ltd.	9,200	548,085
Seibu Holdings, Inc.	5,500	109,830
Senshu Ikeda Holdings, Inc.	67,300	346,167
Shin-Etsu Chemical Co. Ltd.	21,000	1,375,902
Shionogi & Co. Ltd.	145,000	3,327,834
Ship Healthcare Holdings, Inc.	9,200	294,273
Shiseido Co. Ltd.	2,100	34,640
SHO-BOND Holdings Co., Ltd.	2,200	85,602
Showa Shell Sekiyu KK	311,600	2,972,791
Sojitz Corp.	48,100	75,514
Sumitomo Dainippon Pharma Co. Ltd.	30,600	390,385
Sumitomo Mitsui Trust Holdings, Inc.	1,325,000	5,516,578
Sumitomo Realty & Development Co. Ltd.	2,000	71,255
Tadano Ltd.	229,000	4,216,439
Taiheiyo Cement Corp.	342,000	1,289,892
Taisei Corp.	141,000	795,478
Takeda Pharmaceutical Co. Ltd.	95,400	4,147,265
Temp Holdings Co., Ltd.	700	21,306
Tohoku Electric Power Co., Inc.	8,400	95,469

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Tokio Marine Holdings, Inc.	273,400	$8,482,939
The Tokyo Electric Power Co., Inc. (b)	116,200	406,851
Tosoh Corp.	8,000	32,458
Toyota Motor Corp.	43,400	2,553,619
Trend Micro, Inc.	73,400	2,487,032
TS Tech Co., Ltd.	29,400	715,035
United Arrows Ltd.	5,300	195,964
West Japan Railway Co.	25,700	1,150,148
Yahoo! Japan Corp.	136,800	519,970
Zenkoku Hosho Co., Ltd.	1,100	30,732
Zeon Corp.	193,000	1,972,492

		256,200,633
Netherlands — 3.2%
Aegon NV	279,825	2,304,137
ASM International NV	683	24,801
CNH Industrial NV	75,864	600,918
Heineken Holding NV	8,121	536,186
Heineken NV	24,888	1,858,736
Koninklijke Ahold NV	21,307	344,655
Koninklijke DSM NV	9,478	584,399
NN Group NV (b)	452	13,116
Reed Elsevier NV	57,047	1,294,188
Royal Dutch Shell PLC, A Shares	359,661	13,741,148
Royal Dutch Shell PLC, Class B	199,810	7,899,284
Unilever NV CVA	11,857	470,547
Wolters Kluwer NV	168,155	4,484,245

		34,156,360
New Zealand — 0.0%
Auckland International Airport Ltd.	12,753	38,313
Contact Energy Ltd.	10,113	47,212
Kiwi Income Property Trust	35,696	32,464
Ryman Healthcare Ltd.	7,086	43,180
Vector Ltd.	27,948	58,458

		219,627
Norway — 3.9%
BW LPG Ltd. (c)	21,119	266,562
DnB NOR ASA	588,309	11,009,668
DNO ASA (b)	29,098	91,113
Fred Olsen Energy ASA	125,820	2,310,927
Statoil ASA	481,579	13,111,362
Storebrand ASA (b)	251,060	1,397,531
Subsea 7 SA	430,937	6,154,087
Telenor ASA	361,893	7,942,638

		42,283,888
Portugal — 0.4%
CTT - Correios de Portugal SA	83,736	813,845
Common Stocks	Shares	Value
Portugal (concluded)
EDP - Energias de Portugal SA	688,452	$3,002,100

		3,815,945
Singapore — 0.5%
CapitaLand Ltd.	557,000	1,395,426
ComfortDelGro Corp. Ltd.	756,000	1,420,095
Keppel Land Ltd.	16,000	43,867
M1, Ltd.	12,000	33,426
Oversea-Chinese Banking Corp. Ltd.	151,000	1,151,874
Singapore Telecommunications Ltd.	341,000	1,015,056
UOL Group Ltd.	34,000	175,990

		5,235,734
Spain — 6.9%
Abertis Infraestructuras SA	47,550	937,663
Acciona SA (b)	1,027	76,662
Acerinox SA	4,142	63,621
ACS Actividades de Construccion y Servicios SA	118,415	4,538,789
Amadeus IT Holding SA, Class A	307,599	11,483,061
Banco de Sabadell SA	12,049	35,577
Bankinter SA	76,583	647,411
Distribuidora Internacional de Alimentacion SA	38,539	276,179
Ebro Foods SA	6,658	126,109
EDP Renovaveis SA	12,578	87,215
Ferrovial SA	206,611	3,997,209
Gamesa Corp. Tecnologica SA (b)	398,744	4,382,629
Gas Natural SDG SA	81,144	2,386,987
Grifols SA	82,153	3,357,252
Iberdrola SA	1,941,858	13,880,198
Inmobiliaria Colonial SA (b)	87,924	62,189
Mapfre SA	36,444	128,806
Repsol SA	503,135	11,936,411
Sacyr SA (b)	135,743	727,556
Telefonica SA	1,014,419	15,666,886

		74,798,410
Sweden — 6.4%
Castellum AB	62,290	945,910
Hennes & Mauritz AB, Class B	117,695	4,866,684
Husqvarna AB, Class B	43,759	308,520
Industrivarden AB, Class C	1,200	20,890
Intrum Justitia AB	245,583	6,904,083
Investment AB Kinnevik, Class B	14,916	537,879
Investor AB, Class B	37,052	1,304,588
Meda AB, A Shares	74,951	1,050,358
NCC AB, -B Shares	18,079	598,436
Nordea Bank AB	948,117	12,290,825
Skandinaviska Enskilda Banken AB, Class A	957,087	12,733,688

4	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Svenska Handelsbanken AB, Class A	27,799	$1,301,869
Swedbank AB, Class A	322,579	8,088,832
Swedish Orphan Biovitrum AB (b)	37,743	402,220
Telefonaktiebolaget LM Ericsson, Class B	1,098,853	13,855,286
TeliaSonera AB	191,296	1,319,205
Trelleborg AB, B Shares	138,329	2,390,746

		68,920,019
Switzerland — 6.8%
Actelion Ltd., Registered Shares (b)	19,363	2,267,910
Baloise Holding AG, Registered Shares	29,578	3,780,997
Cie Financiere Richemont SA, Registered Shares	68,243	5,578,259
EMS-Chemie Holding AG, Registered Shares	1,495	618,626
Georg Fischer AG, Registered Shares (b)	2,670	1,567,398
Logitech International SA (b)	2,952	37,800
Lonza Group AG, Registered Shares (b)	2,662	320,760
Nestle SA, Registered Shares	116,434	8,556,848
Novartis AG, Registered Shares	71,156	6,700,644
Pargesa Holding SA, Bearer Shares	182	14,466
Roche Holding AG	92,686	27,370,447
Sika AG - Bearer Shares	106	366,513
Swiss Life Holding AG, Registered Shares (b)	6,278	1,496,009
Swiss Re AG (b)	163,793	13,035,022
Swisscom AG, Registered Shares	1,435	813,405
Syngenta AG, Registered Shares	980	310,313

		72,835,417
United Kingdom — 14.6%
Admiral Group PLC	668	13,853
Afren PLC (b)	62,359	104,672
African Barrick Gold PLC	18,894	67,018
Ashtead Group PLC	1	17
AstraZeneca PLC	102,695	7,359,412
Babcock International Group PLC	235,055	4,147,724
Barclays PLC	934,488	3,437,214
BG Group PLC	159,353	2,941,790
BHP Billiton PLC	187,572	5,188,354
BP PLC	975,921	7,139,189
British American Tobacco PLC	49,693	2,800,229
British Sky Broadcasting Group PLC	568,605	8,110,093
Britvic PLC	475,215	5,129,523
BT Group PLC	1,189,731	7,297,819
Capita PLC	102,137	1,922,771
Centrica PLC	2,101,217	10,472,352
Common Stocks	Shares	Value
United Kingdom (concluded)
Close Brothers Group PLC	54,617	$1,260,045
Daily Mail & General Trust PLC, Non-Voting A Shares	9,368	115,918
Derwent London PLC	8,337	367,817
Diageo PLC	134,330	3,874,362
Dixons Carphone PLC	158,924	942,266
easyJet PLC	118,785	2,733,471
Friends Life Group Ltd.	10,769	53,630
GlaxoSmithKline PLC	123,090	2,811,884
Greene King PLC	7,240	91,899
Hammerson PLC	81,850	759,852
Hikma Pharmaceuticals PLC	1,046	29,304
Howden Joinery Group PLC	261,334	1,432,709
HSBC Holdings PLC	1,812,962	18,422,026
IG Group Holdings PLC	23,384	224,917
Imperial Tobacco Group PLC	7,880	339,281
Intermediate Capital Group PLC	47,594	302,216
ITV PLC	1,959,734	6,580,145
J. Sainsbury PLC	872,984	3,549,908
Land Securities Group PLC (a)	1,459	24,497
Legal & General Group PLC	468,306	1,732,882
Lloyds Banking Group PLC (b)	8,366,334	10,408,283
Mondi PLC	2,400	39,141
Paragon Group of Cos. PLC	150,407	832,413
Provident Financial PLC	28,584	985,751
Qinetiq Group PLC	147,186	534,116
Reckitt Benckiser Group PLC	7,767	671,516
Rightmove PLC	22,618	786,632
Rio Tinto PLC	46,555	2,281,188
Rolls-Royce Holdings PLC (b)	2,183	33,975
SABMiller PLC	40,483	2,243,482
Schroders PLC	31,584	1,219,492
Smith & Nephew PLC	21,923	368,781
Spirax-Sarco Engineering PLC	16,733	763,541
SSE PLC	420,646	10,533,121
Standard Chartered PLC	89,977	1,659,613
Standard Life PLC	351,134	2,349,482
Tate & Lyle PLC	259,731	2,475,716
Taylor Wimpey PLC	20,451	37,207
Telecity Group PLC	31,056	375,815
Thomas Cook Group PLC (b)	469,951	904,018
Tui Travel PLC	185,439	1,167,120
Unilever PLC	3,766	157,637
United Utilities Group PLC	7,361	96,155
Vedanta Resources PLC	37,509	604,374
Vodafone Group PLC	1,295,413	4,268,674

		157,578,302
Total Common Stocks — 97.1%		1,045,873,618

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Rights	Shares	Value
Italy — 0.0%
Fiat SpA (Expires 10/06/14) (b)	921,239	$12
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 10/13/14) (b)	19,624	1,958
Total Rights — 0.0%		1,970
Total Long-Term Investments (Cost — $1,066,496,112) — 97.1%		1,045,875,588

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (d)(e)	4,532,167	4,532,167
Short-Term Securities	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (d)(e)(f)	1,084,122	$1,084,122

Total Short-Term Securities (Cost — $5,616,289) — 0.5%		5,616,289
Total Investments (Cost — $1,072,112,401*) — 97.6%		1,051,491,877
Other Assets Less Liabilities — 2.4%		26,040,509

Net Assets — 100.0%		$1,077,532,386
*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,072,948,701

Gross unrealized appreciation	$35,088,436
Gross unrealized depreciation	(56,545,260)

Net unrealized depreciation	$(21,456,824)

Notes to Schedule of Investments
(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity		Shares Held at September 30, 2014	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,130,217	(1,598,050)[1]		4,532,167	$7,466
BlackRock Cash Funds: Prime, SL Agency Shares	—	1,084,122	[2]	1,084,122	$147,113
[1] Represents net shares sold.
[2] Represents net shares purchased.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

FTSE	Financial Times Stock Exchange
EUR	Euro
USD	U.S. Dollar

6	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	International TILTS Master Portfolio

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
23	SPI 200 Index	Australian Securities Exchange	December 2014	USD	2,659,681	$(79,392)
32	Swiss Market Index	Eurex Mercantile	December 2014	USD	2,962,019	5,374
66	FTSE 100 Index	Euronext Life	December 2014	USD	7,067,615	(183,581)
93	Nikkei 225 Index	Chicago Mercantile	December 2014	USD	6,868,475	239,272
243	Euro Stoxx 50 Index	Eurex Mercantile	December 2014	USD	9,892,072	2,783
Total						$(15,544)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (concluded)	International TILTS Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$15,846	$65,593,797	—	$65,609,643
Belgium	6,038,263	12,895,799	—	18,934,062
Bermuda	—	353,588	—	353,588
Denmark	—	48,484,857	—	48,484,857
Finland	6,617,964	15,855,669	—	22,473,633
France	2,656,307	63,951,749	—	66,608,056
Germany	—	55,230,677	—	55,230,677
Hong Kong	—	18,551,773	—	18,551,773
Ireland	119,081	8,362,393	—	8,481,474
Israel	88,170	36,113	—	124,283
Italy	736,769	24,240,468	—	24,977,237
Japan	—	256,200,633	—	256,200,633
Netherlands	13,116	34,143,244	—	34,156,360
New Zealand	32,464	187,163	—	219,627
Norway	6,154,087	36,129,801	—	42,283,888
Portugal	813,845	3,002,100	—	3,815,945
Singapore	—	5,235,734	—	5,235,734
Spain	62,189	74,736,221	—	74,798,410
Sweden	—	68,920,019	—	68,920,019
Switzerland	—	72,835,417	—	72,835,417
United Kingdom	67,018	157,511,284	—	157,578,302
Rights	1,970	—	—	1,970
Short-Term Securities	5,616,289	—	—	5,616,289

Total	$29,033,378	$1,022,458,499	—	$1,051,491,877

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$247,429	—	—	$247,429
Liabilities:
Equity contracts	$(262,973)	—	—	$(262,973)

Total	$(15,544)	$—	—	$(15,544)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,542,000	—	—	$1,542,000
Foreign currency at value	24,790,122	—	—	24,790,122
Liabilities:
Collateral on securities loaned at value	—	$(1,084,122)	—	(1,084,122)

Total	$26,332,122	$(1,084,122)	—	$25,248,000

There were no transfers between levels for the period ending September 30, 2014.

8	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (b)	$137,000	$137,000,000
Bank of America N.A.:
0.25%, 12/15/14	200,000	200,000,000
0.25%, 3/02/15	200,000	200,000,000
Bank of Montreal, Chicago:
0.05%, 10/02/14	245,000	245,000,000
0.22%, 10/09/14 (b)	100,000	100,000,000
0.20%, 12/08/14 (b)	75,000	75,000,000
0.20%, 12/15/14 (b)	150,000	150,000,000
0.23%, 1/08/15 (b)	177,000	177,010,145
0.22%, 2/20/15 (b)	110,000	110,000,000
0.23%, 6/03/15 (b)	105,000	105,002,113
0.24%, 7/06/15 (b)	100,000	100,004,266
0.24%, 8/07/15 (b)	75,000	75,000,000
Bank of Nova Scotia, Houston (b):
0.40%, 11/10/14	142,700	142,724,770
0.26%, 11/25/14	75,000	74,999,969
0.26%, 12/05/14	175,000	175,000,000
0.23%, 4/08/15	150,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.10%, 10/02/14	555,000	555,000,000
0.08%, 10/07/14	150,000	150,000,000
BNP Paribas SA, New York:
0.07%, 10/01/14	165,000	165,000,000
0.06%, 10/02/14	120,000	120,000,000
0.29%, 10/10/14	200,000	200,000,000
0.29%, 1/15/15	200,000	200,000,000
0.29%, 1/26/15	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York:
0.22%, 2/09/15	71,000	70,999,973
0.30%, 3/02/15 (b)	553,015	553,015,000
0.22%, 5/20/15 (b)	55,000	55,000,000
0.22%, 6/17/15 (b)	75,000	75,000,000
0.24%, 8/21/15 (b)	48,685	48,682,839
Credit Industriel et Commercial, New York:
0.32%, 10/14/14	152,250	152,250,000
0.32%, 11/03/14	100,000	100,000,000
0.32%, 11/17/14	72,000	72,000,000
0.30%, 1/15/15	225,000	225,000,000
Deutsche Bank AG, New York, 0.27%, 10/24/14 (b)	180,000	180,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 10/08/14	100,000	100,000,000
0.25%, 1/07/15	100,000	100,000,000
0.25%, 1/08/15	100,000	100,000,000
Certificates of Deposit	Par (000)	Value
Yankee (continued)
Mitsubishi UFJ Trust & Banking Corp., New York (concluded):
0.26%, 3/10/15	$500,000	$500,000,000
Mizuho Bank Ltd., New York:
0.25%, 10/14/14	300,000	300,000,000
0.25%, 10/15/14	95,300	95,300,000
0.25%, 10/21/14	250,000	250,000,000
0.25%, 10/24/14	100,000	99,999,999
0.25%, 11/06/14	150,000	150,000,000
0.25%, 2/27/15	100,000	100,000,000
National Australia Bank Ltd., London, 0.22%, 10/23/14 (b)	340,000	340,000,003
National Bank of Canada, New York (b):
0.31%, 12/09/14	244,900	244,900,000
0.23%, 3/20/15	218,500	218,500,000
0.27%, 6/24/15	265,000	265,000,000
Natixis, NY, 0.26%, 11/03/14	304,500	304,500,000
Nordea Bank Finland PLC, New York:
0.21%, 10/10/14	100,000	99,999,875
0.24%, 2/17/15	150,000	150,000,000
Oversea-chinese Banking Corp. Ltd., New York, 0.25%, 11/07/14	100,000	100,000,000
Rabobank Nederland NV, New York (b):
0.24%, 11/14/14	60,500	60,500,000
0.29%, 3/17/15	511,000	511,000,000
0.29%, 6/12/15	279,000	279,000,000
Royal Bank of Canada, New York (b):
0.25%, 10/31/14	150,000	150,000,000
0.25%, 1/15/15	75,000	75,000,000
0.25%, 1/21/15	82,500	82,500,000
0.23%, 3/13/15	300,000	300,000,000
0.25%, 3/23/15	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York:
0.08%, 10/07/14	665,000	665,000,000
0.25%, 12/09/14	200,000	200,000,000
0.27%, 1/16/15	78,000	77,995,365
0.25%, 2/25/15	175,000	175,000,000
0.25%, 3/05/15	400,000	400,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.25%, 1/05/15	200,000	200,000,000
0.26%, 2/06/15	250,000	250,000,000
0.26%, 2/20/15	200,000	200,000,000
Toronto-Dominion Bank, New York:
0.24%, 10/03/14	150,000	150,000,000
0.25%, 10/10/14	100,000	100,000,000
0.25%, 11/06/14	133,000	133,000,000
0.23%, 1/26/15	200,000	200,000,000
0.24%, 4/22/15	185,000	185,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (concluded)
UBS AG, Stamford, 0.25%, 3/05/15 (b)	$358,000	$358,000,000
Wells Fargo Bank NA (b):
0.23%, 12/04/14	150,000	150,000,000
0.25%, 2/12/15	100,000	100,000,000
0.25%, 2/17/15	150,000	150,000,000
0.24%, 7/09/15	134,000	134,000,000
0.26%, 9/08/15	150,000	150,000,000
Total Certificates of Deposit — 38.4%		14,492,884,317

Commercial Paper
ABN Amro Funding USA, 0.27%, 10/17/14 (c)	232,400	232,372,112
Alpine Securitization Corp., 0.26%, 12/04/14 (c)	100,000	99,953,778
ANZ New Zealand International Ltd. (b):
0.24%, 12/04/14	125,000	125,003,324
0.24%, 4/28/15	100,000	100,000,000
0.25%, 5/08/15	75,000	75,000,000
0.24%, 5/12/15 (d)	75,000	75,000,000
Atlantic Asset Securitization LLC, 0.20%, 12/22/14 (c)	98,100	98,055,310
Australia & New Zealand Banking Group Ltd., 0.23%, 3/05/15 (b)	91,000	91,000,000
Bank of Nova Scotia (The), 0.25%, 3/24/15 (c)	150,000	149,818,750
Barclays Bank PLC (c):
0.23%, 10/01/14	50,000	50,000,000
0.25%, 10/03/14	99,000	98,998,625
Bedford Row Funding Corp.:
0.30%, 2/12/15 (c)	85,000	84,905,083
0.26%, 3/12/15 (b)	62,500	62,500,000
BNP Paribas Finance, Inc. (c):
0.25%, 11/03/14	128,500	128,470,552
0.26%, 1/05/15	150,000	149,896,000
BNP Paribas Finance, Inc., 0.26%, 1/05/15 (c)
Charta LLC (c):
0.24%, 1/05/15	100,000	99,936,000
0.25%, 2/04/15	50,000	49,956,250
Ciesco LLC, 0.25%, 2/04/15 (c)	100,000	99,912,500
Collateralized Commercial Paper Co. LLC (c):
0.25%, 12/15/14	135,000	134,929,687
0.30%, 1/15/15	200,000	199,823,333
0.27%, 2/02/15	150,000	149,860,500
0.29%, 2/20/15	100,000	99,885,611
0.39%, 5/21/15	113,410	113,124,963
0.38%, 6/22/15	100,000	99,721,333
Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia (b):
0.24%, 11/14/14	$65,000	$65,000,000
0.22%, 3/19/15 (d)	180,000	179,991,856
0.24%, 3/30/15 (d)	150,000	150,000,000
0.23%, 5/18/15	143,000	143,012,691
0.23%, 6/15/15 (d)	210,000	210,000,000
0.24%, 7/20/15	110,000	109,996,243
0.23%, 7/23/15 (d)	100,000	99,995,903
CRC Funding LLC, 0.25%, 2/04/15 (c)	100,000	99,912,500
Credit Suisse, New York (c):
0.29%, 10/03/14	100,000	99,998,389
0.26%, 10/21/14	175,000	174,974,722
0.29%, 11/17/14	250,000	249,905,347
DBS Bank, Ltd., 0.23%, 3/25/15 (c)	81,700	81,608,655
DNB Bank ASA (c):
0.24%, 10/06/14	100,000	99,996,736
0.19%, 1/26/15	53,900	53,866,717
0.23%, 3/03/15	150,000	149,853,375
0.22%, 4/01/15	150,000	149,829,375
Fortis Funding LLC (c):
0.07%, 10/01/14	165,000	165,000,000
0.06%, 10/02/14	120,000	119,999,800
Gemini Securitization Corp. (c):
0.33%, 10/01/14	175,000	175,000,000
0.25%, 10/02/14	100,000	99,999,306
0.31%, 10/27/14	150,000	149,966,417
HSBC Bank PLC (b):
0.24%, 10/22/14 (d)	75,000	75,000,000
0.24%, 11/19/14	242,500	242,500,000
0.23%, 5/07/15	135,000	135,000,000
0.23%, 5/08/15	66,500	66,500,000
0.23%, 7/06/15	175,000	175,000,000
ING (US) Funding LLC (c):
0.23%, 10/02/14	190,000	189,998,786
0.24%, 11/10/14	150,000	149,960,000
0.23%, 11/20/14	150,000	149,952,083
0.23%, 12/04/14	125,000	124,948,889
0.23%, 12/12/14	100,000	99,954,000
0.23%, 1/09/15	200,000	199,872,222
Kells Funding LLC (b):
0.20%, 12/12/14 (d)	75,000	74,998,452
0.24%, 1/07/15 (d)	175,000	174,999,165
0.25%, 1/15/15 (d)	100,000	100,000,000
0.24%, 1/27/15 (d)	100,000	99,998,305
0.24%, 3/25/15	100,000	100,000,000
0.24%, 3/27/15 (d)	78,000	78,000,000
0.24%, 4/10/15 (d)	100,000	100,000,000
0.24%, 4/23/15 (d)	165,000	165,000,000
LMA SA LMA AMERICAS (c)(d):
0.23%, 10/27/14	100,000	99,983,389
0.24%, 11/14/14	100,000	99,970,667

2	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Matchpoint Master Trust, 0.26%, 11/21/14 (c)	$70,000	$69,974,217
Mont Blanc Capital Corp., 0.22%, 1/08/15 (c)	46,600	46,571,807
National Austalia Funding Delaware, Inc. (b)(d):
0.23%, 8/11/15	150,000	150,000,000
0.23%, 8/18/15	150,000	149,987,746
Nederlandse Waterschapsbank NV (b):
0.23%, 10/29/14	50,000	50,000,023
0.23%, 10/31/14	125,000	125,000,000
Nordea Bank AB (c):
0.22%, 10/24/14	100,000	99,985,625
0.22%, 10/29/14	47,500	47,491,872
0.22%, 4/02/15	75,000	74,914,219
Old Line Funding LLC (c):
0.22%, 10/15/14	46,000	45,996,064
0.22%, 3/06/15	50,000	49,952,333
Prudential Financial, Inc., 0.05%, 10/01/14 (c)	40,000	40,000,000
Rabobank USA Financial Corp., 0.21%, 11/12/14 (c)	4,000	3,999,020
Salisbury Receivables Co., 0.28%, 3/06/15 (c)	68,000	67,917,493
Skandinaviska Enskilda Banken AB (c):
0.24%, 11/05/14	100,000	99,976,180
0.24%, 12/10/14	100,000	99,954,306
0.25%, 2/12/15	150,000	149,860,417
0.25%, 2/13/15	150,000	149,859,375
Sumitomo Mitsui Trust Bank Ltd., 0.25%, 10/31/14 (c)(d)	100,000	99,979,167
Svenska Handelsbanken, Inc., New York (c):
0.22%, 10/01/14	47,000	47,000,000
0.22%, 4/01/15	100,000	99,886,250
Toyota Credit Canada Inc. (c):
0.30%, 5/06/15	50,000	49,909,583
0.30%, 5/07/15	50,000	49,909,167
Toyota Motor Credit Corp., 0.23%, 3/09/15 (c)	150,000	149,847,624
Versailles Commercial Paper LLC, 0.23%, 1/05/15 (c)	100,000	99,938,667
Westpac Banking Corp., New York (b)(d):
0.22%, 3/13/15	60,000	59,997,569
0.23%, 4/09/15	160,000	160,000,000
0.24%, 4/23/15	300,000	300,000,000
0.23%, 7/30/15	150,000	150,000,000
Westpac Securities NZ Ltd., London (b):
0.25%, 1/29/15	100,000	100,000,000
Commercial Paper	Par (000)	Value
Westpac Securities NZ Ltd., London (b) (concluded):
0.26%, 8/13/15 (d)	$175,000	$175,000,000
Total Commercial Paper — 29.8%		11,260,576,425

Corporate Notes
Bank of Nova Scotia, 3.40%, 1/22/15	75,750	76,459,644
National Australia Bank Ltd., 3.75%, 3/02/15 (d)	22,982	23,309,979
Svenska Handelsbanken AB, 0.28%, 3/13/15 (b)(d)	295,800	295,800,000
Toyota Motor Credit Corp., Medium Term Note, 1.25%, 11/17/14	68,800	68,885,451
Wells Fargo Bank NA, 0.51%, 7/20/15 (b)	49,000	49,105,778
Total Corporate Notes — 1.3%		513,560,852

Time Deposits — 0.8%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 10/01/14	300,000	300,000,000

U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank (b):
0.13%, 7/17/15 — 10/03/16	174,500	174,462,770
0.16%, 8/01/16	75,000	74,986,084
0.17%, 2/05/16	100,000	99,986,353
0.19%, 2/16/16 — 3/24/17	245,800	245,791,519
0.20%, 2/24/16 — 3/30/16	167,550	167,609,017
0.25%, 11/21/16	32,000	32,059,126
Federal Home Loan Bank:
0.07%, 10/15/14 (c)	239,000	238,993,494
0.12%, 6/05/15 (b)	100,000	100,000,000
0.14%, 9/08/15 (b)	100,000	99,985,780
0.15%, 9/17/15 (b)	100,000	99,985,057

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes, 0.15%, 5/20/16 — 5/27/16 (b)	$125,000	$124,968,658
Total U.S. Government Sponsored Agency Obligations — 3.9%		1,458,827,858

Repurchase Agreements
BNP Paribas Securities Corp., 0.13%, 10/01/14 (Purchased on 3/25/13 to be repurchased at $131,062,145, collateralized by various Corporate Debt Obligations, 0.15% to 8.75%, due 11/20/14 to 9/25/47, original par and fair value of $1,778,440,198 and $152,873,252, respectively)	130,800	130,800,000
Total Value of BNP Paribas Securities Corp. (collateral value of $152,873,252)		130,800,000
Citigroup Global Markets, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $78,000,000, collateralized by various U.S. Treasury Obligations, 0.50% to 2.13%, due 4/15/15 to 6/30/21, original par and fair value of $77,399,712 and $79,560,030, respectively) (e)	78,000	78,000,000
Citigroup Global Markets, Inc., 0.08%, 10/01/14 (Purchased on 9/29/14 to be repurchased at $100,000,444, collateralized by various U.S. Treasury Obligations, 0.50% to 0.88%, due 10/15/14 to 9/15/16, original par and fair value of $101,639,500 and $102,000,091, respectively)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $181,560,121)		178,000,000
Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.10%, 10/01/14 (Purchased on 9/03/14 to be repurchased at $14,001,089, collateralized by various Corporate Debt Obligations, 0.00% to 3.24%, due 4/16/26 to 3/15/47, original par and fair value of $158,265,000 and $17,500,173, respectively)	$14,000	$14,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 10/01/14 (Purchased on 9/18/14 to be repurchased at $384,907,811, collateralized by various Corporate Debt Obligations, 0.00% to 6.38%, due 11/26/18 to 12/25/65, original par and fair value of $1,074,202,612 and $481,077,066, respectively)	384,855	384,855,000
Credit Suisse Securities (USA) LLC, 0.48%, 11/04/14 (Purchased on 3/25/13 to be repurchased at $151,178,000, collateralized by various U.S. Government Sponsored Agency Obligations, 2.75% to 7.50%, due 11/25/26 to 10/16/54, original par and fair value of $1,653,309,241 and $160,500,156, respectively) (f)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.48%, 11/04/14 (Purchased on 3/25/13 to be repurchased at $251,963,333, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 51.42%, due 10/25/18 to 10/25/44, original par and fair value of $805,528,242 and $267,502,813, respectively) (f)	250,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 10/02/14 (Purchased on 9/25/14 to be repurchased at $154,711,431, collateralized by a Corporate Debt Obligation, 5.00%, due 3/25/54, original par and fair value of $77,580,000 and $193,375,443, respectively)	154,700	154,700,000

4	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,119,955,651)		$953,555,000
Deutsche Bank Securities, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $78,000,000, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 1.50%, due 12/31/18 to 8/15/39, original par and fair value of $115,663,704 and $79,560,004, respectively) (e)	$78,000	78,000,000
Deutsche Bank Securities, Inc., 0.36%, 10/07/14 (Purchased on 7/01/14 to be repurchased at $253,247,940, collateralized by various Corporate Debt Obligations, 0.00% to 11.25%, due 10/01/14 to 5/15/68, original par and fair value of $334,872,992 and $303,249,860, respectively) (f)	253,000	253,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $382,809,864)		331,000,000
Federal Reserve Bank of New York, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $4,000,000,000, collateralized by various U.S. Treasury Obligations, 2.00% to 3.88%, due 11/15/21 to 8/15/40, orginal par and fair value of $3,505,971,635 and $4,000,000,001, respectively)	4,000,000	4,000,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $4,000,000,001)		4,000,000,000
Goldman Sachs & Co., 0.13%, 10/02/14 (Purchased on 9/25/14 to be repurchased at $530,013,397, collateralized by various U.S. Government Debt Obligations, 0.00% to 17.15%, due 11/25/24 to 10/15/49, orginal par and fair value of $16,199,800,564 and $569,121,781, respectively)	530,000	530,000,000
Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.10%, 10/07/14 (Purchased on 9/30/14 to be repurchased at $280,005,444, collateralized by various U.S. Government Debt Obligations, 1.92% to 6.45%, due 3/15/37 to 9/15/44, original par and fair value of $2,950,261,763 and $299,600,000, respectively)	$280,000	$280,000,000
Total Value of Goldman Sachs & Co. (collateral value of $868,721,781)		810,000,000
HSBC Securities (USA) Inc., 0.15%, 10/01/14 (Purchased on 8/01/14 to be repurchased at $35,008,896, collateralized by various Corporate Debt Obligations, 4.88% to 7.88%, due 5/15/19 to 3/15/23, par and fair value of $36,917,000 and $36,753,730, respectively)	35,000	35,000,000
HSBC Securities (USA) Inc., 0.15%, 10/01/14 (Purchased on 1/08/14 to be repurchased at $15,016,625, collateralized by a Corporate Debt Obligation, 5.75%, due 3/15/23, original par and fair value of $15,630,000 and $15,753,086, respectively)	15,000	15,000,000
HSBC Securities (USA) Inc., 0.23%, 10/01/14 (Purchased on 3/11/14 to be repurchased at $210,273,700, collateralized by various Corporate Debt Obligations, 0.00% to 10.35%, due 11/01/14 to 8/15/37, original par and fair value of $203,603,000 and $217,839,942, respectively)	210,000	210,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $270,346,758)		260,000,000
J.P. Morgan Securities LLC, 0.38%, 10/01/14 (Purchased on 3/25/13 to be repurchased at $60,351,500, collateralized by various Corporate Debt Obligations, 0.26% to 8.45%, due 6/20/31 to 7/25/37, original par and fair value of $360,809,554 and $75,000,483, respectively)	60,000	60,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.43%, 11/04/14 (Purchased on 6/12/14 to be repurchased at $150,259,792, collateralized by various Corporate Debt Obligations, 0.00% to 7.45%, due 5/25/19 to 9/15/47, original par and fair value of $896,906,016 and $160,502,460, respectively) (f)	$150,000	$150,000,000
J.P. Morgan Securities LLC, 0.48%, 12/30/14 (Purchased on 5/23/14 to be repurchased at $200,589,333, collateralized by various Corporate Debt Obligations, 0.00% to 8.20%, due 1/12/15 to 6/15/44, original par and fair value of $201,271,487 and $210,003,431, respectively) (f)	200,000	200,000,000
J.P. Morgan Securities LLC, 0.52%, 11/04/14 (Purchased on 9/22/14 to be repurchased at $150,093,167, collateralized by various Corporate Debt Obligations, 0.26% to 7.50%, due 7/25/27 to 9/25/37, original par and fair value of $498,773,617 and $187,501,961, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.61%, 12/30/14 (Purchased on 9/22/14 to be repurchased at $150,022,875, collateralized by various Corporate Debt Obligations, 0.29% to 7.62%, due 4/19/26 to 9/25/46, original par and fair value of $349,621,558 and $187,501,775, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.53%, 11/18/14 (Purchased on 8/18/14 to be repurchased at $118,159,824, collateralized by various Corporate Debt Obligations, 0.00% to 4.57%, due 11/18/14 to 6/01/43, par and fair value of $210,452,879 and $147,501,703, respectively)	118,000	118,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $893,011,330)		828,000,000
Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.03%, 10/01/14 (Purchased on 9/26/14 to be repurchased at $50,000,208, collateralized by various U.S. Treasury Obligations, 0.00% to 6.25%, due 11/30/14 to 5/15/30, original par and fair value of $48,910,477 and $51,000,000, respectively)	$50,000	$50,000,000
Morgan Stanley & Co. LLC, 0.04%, 10/06/14 (Purchased on 9/29/14 to be repurchased at $1,200,009,333, collateralized by various U.S. Government Agency Debt Obligations, 0.00% to 11.00%, due 10/14/14 to 9/15/44, original par and fair value of $1,662,489,670 and $1,224,000,000, respectively)	1,200,000	1,200,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $1,275,000,000)		1,250,000,000
RBC Capital Markets LLC, 0.10%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $220,000,611, collateralized by various Corporate Debt Obligations, 0.00% to 11.00%, due 3/15/15 to 3/15/45, original par and fair value of $270,041,942 and $231,000,001, respectively)	220,000	220,000,000
RBC Capital Markets LLC, 0.11%, 10/01/14 (Purchased on 3/28/14 to be repurchased at $72,041,140, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.75%, due 11/20/14 to 3/28/33, original par and fair value of $73,225,685 and $73,440,853, respectively)	72,000	72,000,000
RBC Capital Markets LLC, 0.11%, 10/01/14 (Purchased on 6/12/14 to be repurchased at $51,017,298, collateralized by various Corporate Debt Obligations, 0.00% to 10.75%, due 3/08/16 to 8/1/69, original par and fair value of $48,985,127 and $53,550,000, respectively)	51,000	51,000,000

6	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Total Value of RBC Capital Markets LLC (collateral value of $357,990,854)		$343,000,000
SG Americas Securities LLC, 0.27%, 10/01/14 (Purchased on 12/17/13 to be repurchased at $50,108,000, collateralized by various Corporate Debt Obligations, 2.10% to 9.80%, due 12/15/14 to 6/15/42, original par and fair value of $44,593,597 and $54,903,282, respectively)	$50,000	50,000,000
Total Value of SG Americas Securities LLC (collateral value of $54,903,282)		50,000,000
Wells Fargo Securities, LLC, 0.23%, 10/01/14 (Purchased on 8/05/14 to be repurchased at $320,116,533, collateralized by various Corporate Debt Obligations, 0.47% to 9.88%, due 10/01/14 to 12/31/49, original par and fair value of $391,098,155 and $361,665,931, respectively)	320,000	320,000,000
Wells Fargo Securities, LLC, 0.46%, 10/15/14 (Purchased on 7/15/14 to be repurchased at $93,124,344, collateralized by various Corporate Debt Obligations, 1.30% to 10.50%, due 7/27/15 to 11/15/67, original par and fair value of $88,875,058 and $97,665,751, respectively)	93,015	93,015,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.40%, 11/05/14 (Purchased on 8/07/14 to be repurchased at $139,139,000, collateralized by various Corporate Debt Obligations, 0.95% to 9.95%, due 9/22/15 to 1/15/87, original par and fair value of $135,111,654 and $145,950,000, respectively)	$139,000	$139,000,000
Wells Fargo Securities, LLC, 0.48%, 12/15/14 (Purchased on 9/16/14 to be repurchased at $88,105,600, collateralized by various Corporate Debt Obligations, 0.00% to 2.26%, due 10/17/16 to 11/15/46, original par and fair value of $125,258,175 and $94,160,000, respectively)	88,000	88,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $754,344,964)		640,015,000
Total Repurchase Agreements — 25.9%		9,774,370,000
Total Investments (Cost — $37,800,219,453) — 100.1%		37,800,219,452
Liabilities in Excess of Other Assets — (0.1)%		(27,169,309)

Net Assets — 100.0%		$37,773,050,143

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (concluded)	Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for NQ’s financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$37,800,219,452	—	$37,800,219,452
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash overdraft of $33,226,550 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

8	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Australia & New Zealand Banking Group Ltd., 0.22%, 3/09/15 (b)	$100,000	$99,997,782
Bank of Montreal, Chicago:
0.05%, 10/02/14	120,000	120,000,000
0.22%, 10/09/14 (b)	50,000	50,000,000
0.18%, 11/19/14	75,000	75,000,000
0.20%, 12/08/14 (b)	75,000	75,000,000
0.20%, 12/15/14 (b)	50,000	50,000,000
0.21%, 1/08/15 (b)	40,000	40,002,293
0.22%, 2/20/15 (b)	40,000	40,000,000
0.23%, 6/03/15 (b)	75,000	75,001,509
0.24%, 8/07/15 (b)	75,000	75,000,000
Bank of Nova Scotia, Houston:
0.24%, 2/17/15	100,000	100,000,000
0.23%, 3/03/15	100,000	100,000,000
0.24%, 3/19/15	110,000	110,000,000
0.23%, 4/8/15 (b)	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 10/02/14	285,000	285,000,000
BNP Paribas SA, NY:
0.07%, 10/01/14	85,000	85,000,000
0.06%, 10/02/14	130,000	130,000,000
0.26%, 10/02/14	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York:
0.22%, 2/09/15	75,000	74,999,976
0.30%, 3/02/15 (b)	162,470	162,470,000
0.22%, 5/20/15 (b)	50,000	50,000,000
0.22%, 6/17/15 (b)	75,000	75,000,000
0.24%, 8/21/15 (b)	25,000	24,998,891
Credit Industriel Et Commercial, New York:
0.32%, 10/14/14	53,000	53,000,000
0.32%, 11/17/14	25,000	25,000,000
0.30%, 1/02/15	60,000	60,000,000
0.30%, 1/15/15	135,000	135,013,211
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 10/08/14	50,000	50,000,000
0.21%, 11/06/14	100,000	100,000,000
0.25%, 1/07/15	100,000	100,000,000
0.26%, 3/10/15	50,000	50,000,000
Mizuho Bank Ltd., New York:
0.21%, 11/03/14	75,000	74,999,999
0.23%, 11/03/14	50,000	50,000,000
0.21%, 12/16/14	75,000	75,000,000
National Bank of Canada, New York (b):
0.23%, 3/20/15	60,000	60,000,000
0.27%, 6/24/15	70,000	70,000,000
Nordea Bank FLD PLC, 0.21%, 10/10/14	86,450	86,449,892
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Rabobank Nederland, New York:
0.24%, 11/14/14	$75,000	$75,000,000
0.29%, 6/12/15 (b)	50,000	50,000,000
0.25%, 7/17/15 (b)	100,000	100,000,000
Royal Bank of Canada, New York:
0.24%, 10/23/14	75,000	75,000,000
0.25%, 10/31/14 (b)	53,000	53,000,000
0.25%, 12/05/14 (b)	43,000	43,000,000
0.25%, 1/21/15 (b)	40,000	40,000,000
0.23%, 3/13/15 (b)	50,000	50,000,000
0.25%, 9/03/15 (b)	100,000	100,000,000
Sumitomo Mitsui Banking Corp.:
0.08%, 10/07/14	325,000	325,000,000
0.21%, 12/02/14	50,000	50,000,000
0.22%, 1/02/15	100,000	100,000,000
0.25%, 2/25/15	125,000	125,000,000
Svenska Handelsbanken, Inc., 0.21%, 1/16/15	75,000	75,001,111
Toronto-Dominion Bank, New York:
0.24%, 10/03/14	150,000	150,000,000
0.23%, 1/22/15	50,000	50,000,000
0.24%, 4/22/15	125,000	125,000,000
0.27%, 6/01/15	75,000	75,000,000
0.25%, 9/04/15 (b)	100,000	100,000,000
UBS AG, Stamford, 0.25%, 3/05/15 (b)	123,000	123,000,000
Wells Fargo Bank NA (b):
0.23%, 12/04/14	50,000	50,000,000
0.25%, 2/12/15	50,000	50,000,000
0.25%, 7/01/15	75,000	75,000,000
0.24%, 7/09/15	100,000	100,000,000
Total Certificates of Deposit — 27.9%		5,195,934,664

Commercial Paper
Alpine Securitization, 0.26%, 12/04/14 (c)	50,000	49,976,889
ASB Finance Ltd.:
0.22%, 2/19/15 (b)	46,500	46,500,000
0.22%, 2/25/15 (c)	100,000	99,910,167
Australia & New Zealand Banking Group Ltd. (a)(b):
0.23%, 12/04/14	75,000	75,001,994
0.25%, 5/08/15	25,000	25,000,000
Australia & New Zealand Banking International Group Ltd., London (a)(b):
0.24%, 5/12/15 (d)	25,000	25,000,000
0.25%, 6/03/15	100,000	100,000,000
Bank of Nederlandse Gemeenten, 0.21%, 2/13/15 (c)(d)	70,235	70,179,690

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Bank of Nova Scotia, Houston (c):
0.25%, 3/24/15	$50,000	$49,939,583
0.27%, 4/28/15	75,000	74,882,438
Barton Capital LLC, 0.20%, 11/12/14 (c)	75,000	74,982,500
Bedford Row Funding Corp. (c):
0.30%, 11/25/14	25,000	24,988,542
0.30%, 3/17/15	33,700	33,653,101
0.35%, 8/07/15	100,000	99,698,611
BNP Paribas Finance, Inc. (c):
0.21%, 12/04/14	100,000	99,962,667
0.26%, 1/22/15	150,000	149,879,937
Cafco LLC, 0.24%, 1/05/15 (c)	70,150	70,105,104
Caisse Centrale Desjardins du Quebec (c):
0.19%, 10/06/14 (d)	50,000	49,998,681
0.20%, 10/30/14 (d)	50,000	49,991,944
0.19%, 11/19/14	50,000	49,987,069
Caisse des Depots et Consignations (c):
0.23%, 4/17/15	75,000	74,905,125
0.23%, 5/05/15	48,196	48,129,490
0.27%, 6/22/15	50,000	49,901,000
Cancara Asset Securitisation LLC, 0.20%, 12/15/14 (c)	183,000	182,923,750
Chariot Funding LLC, 0.22%, 10/10/14 (c)	25,000	24,998,625
Charta LLC (c):
0.25%, 2/04/15	100,000	99,912,500
0.25%, 2/09/15	50,000	49,954,514
0.25%, 2/17/15	43,000	42,958,493
Collateralized Commercial Paper Co. LLC (c):
0.25%, 1/05/15	100,000	99,933,333
0.29%, 2/20/15	50,000	49,942,806
0.30%, 3/16/15	50,000	49,930,833
0.39%, 5/21/15	55,955	55,814,366
Commonwealth Bank of Australia (a):
0.24%, 11/14/14	85,000	85,000,000
0.24%, 11/24/14	48,500	48,500,000
0.24%, 3/30/15 (d)	50,000	50,000,000
0.23%, 5/07/15 (d)	25,000	25,001,517
0.24%, 6/29/15 (d)	60,000	60,000,000
0.24%, 7/08/15 (b)	75,000	75,000,000
0.24%, 7/20/15 (b)	45,000	44,998,463
CPPIB Capital, Inc. (c):
0.30%, 2/09/15	78,100	78,014,741
0.30%, 3/26/15	38,550	38,493,460
CRC Funding LLC, 0.25%, 2/04/15 (c)	50,000	49,956,250
Credit Suisse, New York (c):
0.26%, 10/21/14	25,000	24,996,389
0.26%, 11/21/14	75,000	74,972,375
Commercial Paper	Par (000)	Value
DBS BANK Ltd. (c):
0.23%, 10/07/14	$100,000	$99,996,167
0.23%, 2/23/15	30,000	29,972,208
0.23%, 3/16/15	150,000	149,840,917
0.24%, 4/02/15	95,720	95,603,222
Fortis Funding LLC (c):
0.07%, 10/01/14	85,000	85,000,000
0.06%, 10/02/14	130,000	129,999,783
HSBC Bank PLC (b):
0.24%, 10/22/14 (d)	50,000	50,000,000
0.24%, 11/19/14	50,000	50,000,000
0.23%, 5/07/15	40,000	40,000,000
0.23%, 5/08/15	75,000	75,000,000
0.23%, 7/06/15	75,000	75,000,000
Kells Funding LLC:
0.24%, 11/21/14 (b)(d)	50,000	49,999,838
0.21%, 12/12/14 (b)(d)	25,000	24,999,484
0.24%, 1/07/15 (b)(d)	75,000	74,999,642
0.24%, 1/08/15 (b)(d)	50,000	49,999,177
0.17%, 2/13/15 (c)	50,000	49,968,125
0.24%, 2/20/15 (b)(d)	75,000	75,001,442
0.17%, 2/26/15 (c)	100,000	99,930,111
0.24%, 3/26/15 (b)	75,000	75,000,000
0.24%, 4/02/15 (b)(d)	65,000	64,999,941
0.25%, 4/16/15 (b)(d)	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (c):
0.20%, 11/14/14	75,000	74,981,667
0.21%, 1/26/15	75,000	74,948,813
Mizuho Funding LLC, 0.22%, 11/26/14 (c)	75,000	74,974,917
Mont Blanc Capital Corp. (c):
0.22%, 1/07/15	33,188	33,168,124
0.22%, 1/08/15	78,000	77,952,810
National Australia Funding (a):
0.20%, 1/21/15 (c)	100,000	99,937,778
0.22%, 3/10/15 (b)(d)	40,000	40,000,000
0.23%, 3/11/15 (b)	75,000	74,997,002
0.20%, 3/13/15 (b)	69,000	69,008,248
Nederlandse Waterschapsbank NV (a):
0.23%, 10/31/14	50,000	50,000,000
0.24%, 11/03/14 (b)	25,000	25,000,000
0.24%, 12/23/14 (b)	50,000	50,000,003
0.22%, 7/09/15 (b)	50,000	50,000,000
Nordea Bank AB (c):
0.22%, 10/16/14	75,000	74,993,125
0.22%, 10/21/14	75,000	74,990,625
0.22%, 10/22/14	95,000	94,987,531
0.22%, 3/17/15	50,000	49,947,813
Old Line Funding LLC (c):
0.22%, 10/15/14	75,000	74,993,583
0.22%, 2/06/15 (d)	75,000	74,941,333
0.22%, 3/06/15	30,000	29,971,400

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Old Line Funding LLC (c) (concluded):
0.22%, 3/13/15	$28,302	$28,273,808
0.22%, 3/18/15	50,000	49,948,667
0.22%, 3/20/15	50,000	49,948,056
0.22%, 3/23/15	40,055	40,012,653
Oversea-Chinese Banking Corp. Ltd., 0.18%, 10/21/14 (c)	100,000	99,990,000
Rabobank USA Financial Corp. (c):
0.21%, 10/15/14	52,000	51,995,753
0.22%, 2/17/15	64,500	64,445,211
0.26%, 4/14/15	100,000	99,861,875
Salisbury Receivables Co. LLC, 0.25%, 2/12/15 (c)	45,000	44,958,125
Starbird Funding Corp., 0.27%, 11/26/14 (c)	50,000	49,979,000
Sumitomo Mitsui Banking Corp. Ltd. (c):
0.25%, 10/31/14 (d)	50,000	49,989,583
0.20%, 12/09/14	100,000	99,961,667
0.25%, 1/13/15	80,000	79,942,222
0.25%, 3/20/15	100,000	99,881,944
Sumitomo Trust & Banking Co. Ltd., 0.22%, 1/12/15 (c)	150,000	149,905,583
Svenska Handelsbanken, Inc. (c):
0.22%, 10/01/14	75,000	75,000,000
0.18%, 12/08/14	50,000	49,983,000
0.23%, 3/24/15	50,000	49,945,625
Thunder Bay Funding LLC (c):
0.22%, 10/14/14	60,558	60,553,189
0.22%, 11/03/14	100,000	99,979,833
0.22%, 2/03/15	56,000	55,957,222
Toyota Motor Credit Corp., 0.22%, 2/12/15 (c)	35,000	34,971,339
United Overseas Bank Ltd. (c):
0.23%, 1/22/15 (d)	75,000	74,945,854
0.23%, 2/10/15	50,000	49,957,833
Versailles Commercial Paper LLC (c):
0.21%, 10/06/14	50,000	49,998,542
0.22%, 10/31/14	50,000	49,990,833
0.22%, 12/02/14	50,000	49,981,056
0.22%, 12/03/14 (d)	75,000	74,971,125
0.22%, 12/08/14	110,000	109,954,289
0.23%, 1/02/15	100,000	99,940,583
Westpac Banking Corp., 0.23%, 4/09/15 (b)(d)	40,000	40,000,000
Westpac Securities NZ Ltd.:
0.26%, 1/29/15 (b)	100,000	100,000,000
0.25%, 4/07/15 (c)	75,000	74,902,083
Total Commercial Paper — 42.3%		7,879,108,329
Corporate Notes	Par (000)	Value
Erste Abwicklungsanstalt, 0.53%, 10/15/14	$20,000	$20,002,344
National Australia Bank Ltd., 0.43%, 10/02/14 (b)(d)	42,725	42,725,248
Svenska Handelsbanken AB, 0.28%, 3/13/15 (b)(d)	108,200	108,200,000
Toyota Motor Credit Corp., 1.25%, 11/17/14	20,000	20,024,840
Westpac Banking Corp., 4.20%, 2/27/15	33,750	34,289,890
Total Corporate Notes — 1.2%		225,242,322

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 10/01/14	100,000	100,000,000
Skandinaviska Enskilda Banken AB, 0.01%, 10/01/14	750,000	750,000,000
Svenska Handelsbanken, Inc., 0.01%, 10/01/14	125,000	125,000,000
Total Time Deposits — 5.3%		975,000,000

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank (b):
0.07%, 10/15/14 (c)	100,000	99,997,278
0.09%, 2/11/15 — 2/13/15	76,700	76,698,783
0.09%, 2/27/15	62,000	61,998,223
0.11%, 3/25/15	100,000	100,000,000
Total U.S. Government Sponsored Agency Obligations — 1.8%		338,694,284

Repurchase Agreements
Barclays Capital, Inc., 0.00%, 10/01/14 (Purchased on 9/30/2014 to be repurchased at $100,000,000, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 11/20/14 to 9/30/21, original par and fair value of $102,251,200 and $102,000,035, respectively)	100,000	100,000,000
Total Value of Barclays Capital, Inc. (collateral value of $102,000,035)		100,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.01%, 10/01/14 (Purchased on 9/30/2014 to be repurchased at $65,000,018, collateralized by various Government Sponsored Agency Obligations, 3.50% to 6.30%, due 5/15/41 to 11/20/42, original par and fair value of $2,464,641 and $372,936, respectively)	$65,000	$65,000,000
BNP Paribas Securities Corp., 0.13%, 10/01/14 (Purchased on 3/25/2013 to be repurchased at $69,338,688, collateralized by various Corporate Debt Obligations, 0.91% to 3.53%, due 5/30/20 to 6/15/32, original par and fair value of $76,858,338, and $74,053,916, respectively)	69,200	69,200,000
Total Value of BNP Paribas Securities Corp. (collateral value of $74,426,852)		134,200,000
Citigroup Global Markets, Inc., 0.00%, 10/01/14 (Purchased on 9/30/2014 to be repurchased at $75,000,000, collateralized by various U.S. Treasury Obligations, 2.00% to 2.25%, due 7/31/21 to 8/31/21, original par and fair value of $76,293,600 and $76,500,053, respectively)	75,000	75,000,000
Citigroup Global Markets, Inc., 0.00%, 10/01/14 (Purchased on 9/30/2014 to be repurchased at $45,500,000, collateralized by various U.S. Treasury Obligations, 0.50% to 2.13%, due 4/15/15 to 6/30/21, original par and fair value of $45,149,832 and $46,410,018, respectively) (e)	45,500	45,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $122,910,071)		120,500,000
Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.38%, 10/01/14 (Purchased on 9/18/14 to be repurchased at $214,619,447, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 10/25/53 to 3/25/54, original par and fair value of $230,160,000 and $268,247,795, respectively)	$214,590	$214,590,000
Credit Suisse Securities (USA) LLC, 0.48%, 11/04/14 (Purchased on 03/25/13 to be repurchased at $50,392,667, collateralized by various U.S. Government Sponsored Agency Obligations, 5.00% to 14.54%, due 5/16/29 to 5/15/44, original par and fair value of $52,601,202 and $53,500,738, respectively) (f)	50,000	50,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 10/02/14 (Purchased on 9/25/14 to be repurchased at $78,705,815, collateralized by various Corporate Debt Obligations, 0.00% to 5.0%, due 11/25/53 to 10/25/55, original par and fair value of $121,600,000 and $98,379,932, respectively)	78,700	78,700,000
Credit Suisse Securities (USA) LLC, 0.33%, 11/03/14 (Purchased on 8/4/14 to be repurchased at $65,554,638, collateralized by various U.S. Government Sponsored Agency Obligations, 0.10% to 5.90%, due 12/16/39 to 01/16/56, original par and fair value of $1,704,461,450 and $72,705,139, respectively)	65,500	65,500,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $492,833,604)		408,790,000
Deutsche Bank Securities, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $45,600,000, collateralized by various U.S. Treasury Obligations, 0.00% to 1.50%, due 12/31/18 to 8/15/39, original par and fair value of $67,618,781 and $46,512,002, respectively) (e)	45,600	45,600,000

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Total Value of Deutsche Bank Securities, Inc. (collateral value of $46,512,002)		$45,600,000
Federal Reserve Bank of New York, 0.00%, 10/01/14 (Purchased on 9/30/2014 to be repurchased at $2,000,000,000, collateralized by a U.S. Treasury Obligation, 3.13%, due 5/15/19, original par and fair value of $1,861,142,500 and $2,000,000,016, respectively)	$2,000,000	2,000,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $2,000,000,016)		2,000,000,000
HSBC Securities (USA) Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $125,707,000, collateralized by various U.S. Treasury Obligations, 0.13% to 7.50%, due 12/15/14 to 08/15/26, original par and fair value of $122,754,572 and $128,224,535, respectively)	125,707	125,707,000
HSBC Securities (USA) Inc., 0.00%, 10/01/14 (Purchased on 7/1/14 to be repurchased at $15,000,000, collateralized by a U.S. Government Agency Debt Obligation, 4.00%, due 2/15/40 to 3/01/42, original par and fair value of $25,185,000 and $15,301,730, respectively)	15,000	15,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $143,526,265)		140,707,000
J.P. Morgan Securities LLC, 0.18%, 10/01/14 (Purchased on 3/25/13 to be repurchased at $50,138,750, collateralized by various Corporate Debt Obligations, 0.00% to 6.02%, due 4/15/22 to 10/12/42, par and fair values of $954,140,250 and $53,500,488, respectively)	50,000	50,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.38%, 10/01/14 (Purchased on 3/25/13 to be repurchased at $30,175,750, collateralized by various Corporate Debt Obligations, 0.00% to 15.00%, due 6/15/15 to 6/20/38, original par and fair value of $86,755,592 and $36,296,638, respectively)	$30,000	$30,000,000
J.P. Morgan Securities LLC, 0.43%, 11/04/14 (Purchased on 6/12/14 to be repurchased at $125,216,493, collateralized by various Corporate Debt Obligations, 0.00% to 7.50%, due 5/15/19 to 3/18/51, original par and fair value of $2,023,085,011 and $133,751,758, respectively) (f)	125,000	125,000,000
J.P. Morgan Securities LLC, 0.48%, 12/30/14 (Purchased on 5/23/14 to be repurchased at $50,147,333, collateralized by various Corporate Debt Obligations, 0.00% to 6.02%, due 4/15/22 to 10/12/42, original par and fair value of $954,140,250 and $53,500,487, respectively) (f)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.52%, 11/04/14 (Purchased on 9/22/14 to be repurchased at $45,027,950, collateralized by various Corporate Debt Obligations, 0.35% to 9.75%, due 12/01/15 to 8/25/46, original par and fair values of $80,780,082 and $49,198,927, respectively) (f)	45,000	45,000,000
J.P. Morgan Securities LLC, 0.62%, 12/30/14 (Purchased on 9/22/14 to be repurchased at $45,076,725, collateralized by various Corporate Debt Obligations, 0.20% to 5.65%, due 8/15/22 to 5/25/37, original par and fair value of $387,382,470 and $55,791,420, respectively) (f)	45,000	45,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.53%, 11/18/14 (Purchased on 8/18/14 to be repurchased at $40,054,178, collateralized by various Corporate Debt Obligations, 0.25% to 5.71%, due 2/25/35 to 5/25/37, original par and fair value of $104,092,000 and $50,001,554, respectively)	$40,000	$40,000,000
J.P. Morgan Securities LLC, 0.54%, 1/06/15 (Purchased on 9/22/14 to be repurchased at $100,159,000, collateralized by various Corporate Debt Obligations, 0.27% to 6.86%, due 4/19/26 to 9/25/46, original par and fair value of $162,371,963 and $125,001,137, respectively)	100,000	100,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $557,042,409)		485,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $57,000,000, collateralized by various U.S. Treasury Debt Obligations, 0.50% to 6.13%, due 9/30/16 to 11/15/27, original par and fair value of $46,358,900 and $58,140,028, respectively)	57,000	57,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc., (collateral value of $58,140,028)		57,000,000
Morgan Stanley & Co. LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $75,000,000, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 9.00%, due 1/15/15 to 8/20/44, original par and fair value of $122,010,484 and $76,500,000, respectively)	75,000	75,000,000
Total Value of Morgan Stanley & Co. LLC, (collateral value of $76,500,000)		75,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets, LLC, 0.10%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $63,000,175, collateralized by various Corporate Debt Obligations, 0.00% to 10.82%, due 9/23/16 to 2/15/45, original par and fair value of $60,465,961 and $66,150,000, respectively)	$63,000	$63,000,000
RBC Capital Markets, LLC, 0.11%, 10/01/14 (Purchased on 6/13/14 to be repurchased at $16,005,378, collateralized by various Corporate Debt Obligations, 1.10% to 8.50%, due 5/09/16 to 04/01/44, par and fair value of $14,566,766 and $16,800,001, respectively)	16,000	16,000,000
RBC Capital Markets, LLC, 0.11%, 10/01/14 (Purchased on 3/28/14 to be repurchased at $25,014,285, collateralized by various U.S. Government Agency Debt Obligations, 0.20% to 1.55%, due 2/04/15 to 10/04/17, original par and fair value of $26,251,036 and $26,250,001, respectively)	25,000	25,000,000
RBC Capital Markets, LLC, 0.18%, 10/02/14 (Purchased on 9/25/14 to be repurchased at $100,003,500, collateralized by various Corporate Debt Obligations, 0.33% to 10.82%, due 9/28/15 to 2/15/45, original par and fair value of $97,730,682 and $105,000,000, respectively)	100,000	100,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $214,200,002)		204,000,000
SG Americas Securities, LLC, 0.27%, 10/01/14 (Purchased on 12/17/13 to be repurchased at $18,840,608, collateralized by various Corporate Debt Obligations, 2.10% to 9.25%, due 3/15/18 to 12/31/49, original par and fair value of $18,750,910 and $20,659,823, respectively)	18,800	18,800,000
Total Value of RBC Capital Markets, LLC (collateral value of $20,659,823)		18,800,000

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.23%, 10/01/14 (Purchased on 8/5/14 to be repurchased at $180,065,550, collateralized by various Corporate Debt Obligations, 0.29% to 8.89%, due 6/01/17 to 5/15/46, original par and fair value of $340,329,781 and $192,776,259, respectively)	$180,000	$180,000,000
Wells Fargo Securities, LLC, 0.46%, 10/14/14 (Purchased on 7/16/14 to be repurchased at $50,057,500, collateralized by various Corporate Debt Obligations, 1.20% to 8.50%, due 12/09/14 to 8/15/34, original par and fair value of $49,819,445 and $51,500,001, respectively)	50,000	50,000,000
Wells Fargo Securities, LLC, 0.46%, 10/15/14 (Purchased on 7/15/14 to be repurchased at $36,748,149, collateralized by various Corporate Debt Obligations, 0.80% to 6.00%, due 9/13/15 to 12/19/33, original par and fair value of $3,4871,355 and $37,806,150, respectively)	36,705	36,705,000
Wells Fargo Securities, LLC, 0.39%, 11/03/14 (Purchased on 8/5/14 to be repurchased at $100,097,500, collateralized by various Corporate Debt Obligations, 1.50% to 8.63%, due 12/09/14 to 3/15/34, original par and fair value of $95,664,956 and $103,000,001, respectively)	100,000	100,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.40%, 11/05/14 (Purchased on 8/7/14 to be repurchased at $52,052,000, collateralized by various Corporate Debt Obligations, 1.50% to 6.80%, due 10/15/15 to 4/15/25, original par and fair value of $51,085,965 and $53,560,000, respectively)	$52,000	$52,000,000
Wells Fargo Securities, LLC, 0.48%, 12/15/14 (Purchased on 9/16/14 to be repurchased at $42,050,400, collateralized by various Corporate Debt Obligations, 0.43% to 5.29%, due 3/25/16 to 5/26/20, original par and fair value of $44,607,443 and $44,940,001, respectively)	42,000	42,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $483,582,412)		460,705,000
Total Repurchase Agreements — 22.8%		4,250,302,000
Total Investments (Cost — $18,864,281,599*) — 101.3%		18,864,281,599
Liabilities in Excess of Other Assets — (1.3)%		(236,227,562)

Net Assets — 100.0%		$18,628,054,037

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for NQ’s financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	$—	$18,864,281,599	$—	$18,864,281,599
[1] See above Schedule of Investments for values in each security type

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, cash overdraft of $238,112,737 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30,2014.

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Alliant Techsystems, Inc.	2,962	$378,070
BE Aerospace, Inc. (a)	9,779	820,849
The Boeing Co.	67,716	8,625,664
Exelis, Inc.	17,628	291,567
General Dynamics Corp.	28,401	3,609,483
Hexcel Corp. (a)	9,092	360,952
Honeywell International, Inc.	72,722	6,771,873
Huntington Ingalls Industries, Inc.	4,565	475,719
L-3 Communications Holdings, Inc.	8,011	952,668
Lockheed Martin Corp.	25,165	4,599,659
Northrop Grumman Corp.	19,887	2,620,311
Precision Castparts Corp.	13,444	3,184,615
Raytheon Co.	29,055	2,952,569
Rockwell Collins, Inc.	12,588	988,158
Spirit Aerosystems Holdings, Inc., Class A (a)	11,201	426,310
Textron, Inc.	25,933	933,329
TransDigm Group, Inc.	4,917	906,350
Triumph Group, Inc.	4,850	315,492
United Technologies Corp.	85,128	8,989,517
Vectrus, Inc. (a)	979	19,127

		48,222,282
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (b)	13,790	914,553
Expeditors International of Washington, Inc.	18,339	744,197
FedEx Corp.	27,443	4,430,672
United Parcel Service, Inc., Class B	65,732	6,460,798

		12,550,220
Airlines — 0.5%
Alaska Air Group, Inc.	12,772	556,093
American Airlines Group, Inc.	66,887	2,373,151
Copa Holdings SA, Class A	3,102	332,814
Delta Air Lines, Inc.	78,747	2,846,704
Southwest Airlines Co.	64,255	2,169,891
Spirit Airlines, Inc. (a)	6,761	467,455
United Continental Holdings, Inc. (a)	34,692	1,623,239

		10,369,347
Auto Components — 0.4%
Allison Transmission Holdings, Inc.	12,553	357,635
BorgWarner, Inc.	21,237	1,117,279
Gentex Corp.	13,565	363,135
The Goodyear Tire & Rubber Co.	25,585	577,837
Johnson Controls, Inc.	61,681	2,713,964
Lear Corp.	7,555	652,828
TRW Automotive Holdings Corp. (a)	10,289	1,041,761
Common Stocks	Shares	Value
Auto Components (concluded)
Visteon Corp. (a)	4,348	$422,843

		7,247,282
Automobiles — 0.7%
Ford Motor Co.	360,628	5,333,688
General Motors Co.	148,928	4,756,760
Harley-Davidson, Inc.	20,284	1,180,529
Tesla Motors, Inc. (a)	8,827	2,142,136
Thor Industries, Inc.	4,285	220,678

		13,633,791
Banks — 2.8%
Associated Banc-Corp	14,832	258,373
Bank of Hawaii Corp.	4,134	234,853
BankUnited, Inc.	9,453	288,222
BB&T Corp.	66,729	2,482,986
BOK Financial Corp.	2,534	168,460
CIT Group, Inc.	17,972	825,993
City National Corp.	4,426	334,915
Comerica, Inc.	16,879	841,587
Commerce Bancshares, Inc.	7,565	337,739
Cullen/Frost Bankers, Inc. (b)	4,923	376,659
East West Bancorp, Inc.	13,328	453,152
Fifth Third Bancorp	78,998	1,581,540
First Horizon National Corp.	22,006	270,234
First Niagara Financial Group, Inc.	33,061	275,398
First Republic Bank	12,788	631,471
Fulton Financial Corp.	17,747	196,637
Huntington Bancshares, Inc.	76,911	748,344
KeyCorp	82,054	1,093,780
M&T Bank Corp. (b)	12,213	1,505,741
PacWest Bancorp	8,903	367,071
The PNC Financial Services Group, Inc. (c)	49,597	4,244,511
Popular, Inc. (a)	9,623	283,253
Regions Financial Corp.	128,095	1,286,074
Signature Bank (a)	4,676	523,993
SunTrust Banks, Inc.	49,490	1,882,105
SVB Financial Group (a)	4,686	525,254
Synovus Financial Corp.	12,925	305,547
TCF Financial Corp.	15,502	240,746
US Bancorp	159,521	6,672,763
Wells Fargo & Co.	443,452	23,001,855
Zions Bancorporation	18,846	547,665

		52,786,921
Beverages — 2.0%
Brown-Forman Corp., Class B	14,292	1,289,424
The Coca-Cola Co.	368,700	15,728,742
Coca-Cola Enterprises, Inc.	23,357	1,036,117
Constellation Brands, Inc., Class A (a)	14,903	1,298,945
Dr Pepper Snapple Group, Inc.	18,242	1,173,143

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverages (concluded)
Keurig Green Mountain, Inc.	13,136	$1,709,388
Molson Coors Brewing Co., Class B	12,628	940,028
Monster Beverage Corp. (a)	13,300	1,219,211
PepsiCo, Inc.	140,779	13,105,117

		37,500,115
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	18,369	3,045,948
Alkermes PLC (a)	13,429	575,701
Alnylam Pharmaceuticals, Inc. (a)	6,175	482,268
Amgen, Inc.	70,297	9,873,917
Biogen Idec, Inc. (a)	22,027	7,286,752
BioMarin Pharmaceutical, Inc. (a)	13,557	978,273
Celgene Corp. (a)	74,367	7,048,504
Cubist Pharmaceuticals, Inc. (a)	7,000	464,380
Gilead Sciences, Inc. (a)	142,601	15,179,876
Incyte Corp. Ltd. (a)	13,439	659,183
Intercept Pharmaceuticals, Inc. (a)	1,160	274,560
Medivation, Inc. (a)	7,110	702,966
Myriad Genetics, Inc. (a)(b)	6,961	268,486
Pharmacyclics, Inc. (a)	5,656	664,184
Regeneron Pharmaceuticals, Inc. (a)	7,325	2,640,809
Seattle Genetics, Inc. (a)(b)	9,401	349,529
United Therapeutics Corp. (a)	4,458	573,522
Vertex Pharmaceuticals, Inc. (a)	21,937	2,463,744

		53,532,602
Building Products — 0.2%
Allegion PLC	8,973	427,474
AO Smith Corp.	7,026	332,189
Armstrong World Industries, Inc. (a)	4,227	236,712
Fortune Brands Home & Security, Inc.	15,430	634,327
Lennox International, Inc.	4,570	351,296
Masco Corp.	33,128	792,422
Owens Corning	10,948	347,599
USG Corp. (a)	8,670	238,338

		3,360,357
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	5,135	1,028,849
Ameriprise Financial, Inc.	17,635	2,175,806
Artisan Partners Asset Management, Inc., Class A	2,598	135,226
The Bank of New York Mellon Corp.	105,902	4,101,584
BlackRock, Inc. (c)	11,838	3,886,652
The Charles Schwab Corp.	104,400	3,068,316
E*Trade Financial Corp. (a)	26,812	605,683
Eaton Vance Corp.	11,185	422,010
Federated Investors, Inc., Class B	8,728	256,254
Franklin Resources, Inc.	36,850	2,012,379
The Goldman Sachs Group, Inc.	41,525	7,622,744
Common Stocks	Shares	Value
Capital Markets (concluded)
Invesco Ltd.	40,188	$1,586,622
Lazard Ltd., Class A	11,481	582,087
Legg Mason, Inc.	9,650	493,694
LPL Financial Holdings, Inc.	8,129	374,340
Morgan Stanley	142,434	4,923,943
Northern Trust Corp.	21,966	1,494,347
NorthStar Asset Management Group, Inc. (a)	17,071	314,448
Raymond James Financial, Inc.	11,603	621,689
SEI Investments Co.	12,347	446,468
State Street Corp.	39,974	2,942,486
T. Rowe Price Group, Inc.	24,402	1,913,117
TD Ameritrade Holding Corp.	24,975	833,416
Waddell & Reed Financial, Inc., Class A	7,923	409,540

		42,251,700
Chemicals — 2.6%
Air Products & Chemicals, Inc.	19,715	2,566,499
Airgas, Inc.	6,903	763,817
Albemarle Corp.	7,394	435,507
Ashland, Inc. (d)	7,241	753,788
Cabot Corp.	5,997	304,468
Celanese Corp., Series A	14,487	847,779
CF Industries Holdings, Inc.	4,838	1,350,866
Cytec Industries, Inc.	6,669	315,377
The Dow Chemical Co.	111,813	5,863,474
E.I. du Pont de Nemours & Co.	85,281	6,119,765
Eastman Chemical Co.	13,957	1,128,982
Ecolab, Inc.	24,757	2,842,846
FMC Corp.	12,373	707,612
Huntsman Corp.	18,743	487,131
International Flavors & Fragrances, Inc.	7,553	724,182
LyondellBasell Industries NV, Class A	40,946	4,449,192
Monsanto Co.	48,676	5,476,537
The Mosaic Co.	31,083	1,380,396
NewMarket Corp. (b)	839	319,676
Platform Specialty Products Corp. (a)	7,915	198,033
PPG Industries, Inc.	12,841	2,526,338
Praxair, Inc.	27,204	3,509,316
Rayonier Advanced Materials, Inc. (b)	3,965	130,488
Rockwood Holdings, Inc.	6,743	515,502
RPM International, Inc.	12,383	566,894
The Scotts Miracle-Gro Co., Class A	4,192	230,560
The Sherwin-Williams Co.	7,998	1,751,482
Sigma-Aldrich Corp.	11,040	1,501,550
The Valspar Corp.	7,862	621,019
Westlake Chemical Corp.	3,821	330,860

2	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
WR Grace & Co. (a)	7,090	$644,765

		49,364,701
Commercial Services & Supplies — 0.5%
The ADT Corp. (b)	16,193	574,204
Cintas Corp. (b)	9,349	659,946
Clean Harbors, Inc. (a)	5,651	304,702
Copart, Inc. (a)	10,462	327,617
Covanta Holding Corp.	10,044	213,134
Iron Mountain, Inc.	15,927	520,016
KAR Auction Services, Inc.	12,997	372,104
Pitney Bowes, Inc. (b)	18,835	470,687
Republic Services, Inc.	24,672	962,701
Rollins, Inc.	5,828	170,644
RR Donnelley & Sons Co. (b)	18,563	305,547
Stericycle, Inc. (a)	7,868	917,094
Tyco International Ltd.	42,843	1,909,512
Waste Connections, Inc.	11,519	558,902
Waste Management, Inc.	43,222	2,054,342

		10,321,152
Communications Equipment — 1.6%
Arista Networks, Inc. (a)	560	49,465
ARRIS Group, Inc. (a)	11,696	331,640
Brocade Communications Systems, Inc.	40,458	439,778
Cisco Systems, Inc.	475,690	11,973,117
CommScope Holding Co., Inc. (a)	5,880	140,591
EchoStar Corp., Class A (a)	4,010	195,528
F5 Networks, Inc. (a)	7,035	835,336
Harris Corp.	9,896	657,094
JDS Uniphase Corp. (a)	21,512	275,354
Juniper Networks, Inc.	44,013	974,888
Knowles Corp. (a)	7,911	209,641
Motorola Solutions, Inc.	20,856	1,319,768
Palo Alto Networks, Inc. (a)	4,830	473,823
QUALCOMM, Inc.	156,735	11,719,076
Riverbed Technology, Inc. (a)	14,932	276,914

		29,872,013
Construction & Engineering — 0.2%
AECOM Technology Corp. (a)	9,229	311,479
Chicago Bridge & Iron Co. NV	9,158	529,790
Fluor Corp.	14,784	987,423
Foster Wheeler AG	9,274	293,244
Jacobs Engineering Group, Inc. (a)	12,291	600,047
KBR, Inc.	13,691	257,802
Quanta Services, Inc. (a)	19,834	719,776
URS Corp.	6,412	369,395

		4,068,956
Construction Materials — 0.1%
Eagle Materials, Inc.	4,652	473,713
Common Stocks	Shares	Value
Construction Materials (concluded)
Martin Marietta Materials, Inc.	5,740	$740,116
Vulcan Materials Co.	12,153	731,975

		1,945,804
Consumer Finance — 0.8%
American Express Co.	84,238	7,374,195
Capital One Financial Corp.	53,080	4,332,390
Discover Financial Services	43,304	2,788,345
Navient Corp.	39,281	695,666
Santander Consumer USA Holdings, Inc.	8,071	143,744
SLM Corp.	39,311	336,502
Synchrony Financial (a)	11,928	292,832

		15,963,674
Containers & Packaging — 0.3%
Aptargroup, Inc.	6,086	369,420
Avery Dennison Corp.	8,850	395,153
Ball Corp.	12,953	819,536
Bemis Co., Inc.	9,377	356,514
Crown Holdings, Inc. (a)	12,880	573,418
Greif, Inc., Class A	2,959	129,634
MeadWestvaco Corp.	15,599	638,623
Owens-Illinois, Inc. (a)	15,345	399,737
Packaging Corp. of America	9,137	583,123
Rock-Tenn Co., Class A	13,338	634,622
Sealed Air Corp.	20,063	699,797
Silgan Holdings, Inc.	4,061	190,867
Sonoco Products Co.	9,488	372,784

		6,163,228
Distributors — 0.1%
Genuine Parts Co.	14,268	1,251,446
LKQ Corp. (a)	28,047	745,770

		1,997,216
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc. (a)	9,019	226,828
DeVry Education Group, Inc. (b)	5,907	252,879
H&R Block, Inc.	25,478	790,073
Service Corp. International	19,850	419,629
ServiceMaster Global Holdings, Inc. (a)	3,832	92,734

		1,782,143
Diversified Financial Services — 3.3%
Ally Financial, Inc. (a)	25,125	581,392
Bank of America Corp.	976,467	16,648,762
CBOE Holdings, Inc.	7,993	427,825
Citigroup, Inc.	282,085	14,617,645
CME Group, Inc.	29,609	2,367,388
Equity Commonwealth	11,984	308,109
FNFV Group (a)	8,674	119,354

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Financial Services (concluded)
Interactive Brokers Group, Inc., Class A	4,949	$123,478
IntercontinentalExchange Group, Inc.	10,695	2,086,060
JPMorgan Chase & Co.	351,440	21,170,746
Leucadia National Corp.	34,242	816,329
McGraw-Hill Financial, Inc.	25,281	2,134,980
Moody’s Corp.	17,561	1,659,514
MSCI, Inc. (a)	10,847	510,026
The NASDAQ OMX Group, Inc.	10,859	460,639

		64,032,247
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	481,982	16,985,046
CenturyLink, Inc.	53,195	2,175,143
Frontier Communications Corp.	93,141	606,348
Level 3 Communications, Inc. (a)	16,735	765,292
tw telecom, Inc. (a)	12,818	533,357
Verizon Communications, Inc.	384,539	19,223,105
Windstream Holdings, Inc. (b)	56,003	603,712

		40,892,003
Electric Utilities — 1.6%
American Electric Power Co., Inc.	45,330	2,366,679
Duke Energy Corp.	65,677	4,910,669
Edison International	30,262	1,692,251
Entergy Corp.	16,663	1,288,550
Exelon Corp.	79,751	2,718,712
FirstEnergy Corp.	39,005	1,309,398
Great Plains Energy, Inc.	14,322	346,163
Hawaiian Electric Industries, Inc. (b)	9,444	250,738
ITC Holdings Corp.	14,650	521,979
NextEra Energy, Inc.	40,501	3,802,234
Northeast Utilities	29,352	1,300,294
OGE Energy Corp.	18,504	686,683
Pepco Holdings, Inc.	23,327	624,231
Pinnacle West Capital Corp.	10,256	560,388
PPL Corp.	61,706	2,026,425
The Southern Co.	82,790	3,613,783
Westar Energy, Inc. (b)	11,983	408,860
Xcel Energy, Inc.	46,626	1,417,430

		29,845,467
Electrical Equipment — 0.7%
Acuity Brands, Inc.	4,016	472,723
AMETEK, Inc.	22,787	1,144,135
The Babcock & Wilcox Co.	10,258	284,044
Eaton Corp. PLC	44,272	2,805,517
Emerson Electric Co.	65,168	4,078,213
Hubbell, Inc., Class B	5,499	662,795
Regal-Beloit Corp.	4,197	269,657
Rockwell Automation, Inc.	12,860	1,413,057
Common Stocks	Shares	Value
Electrical Equipment (concluded)
Roper Industries, Inc.	9,269	$1,355,962
SolarCity Corp. (a)(b)	3,950	235,420

		12,721,523
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	14,596	1,457,557
Arrow Electronics, Inc. (a)	9,260	512,541
Avnet, Inc.	12,862	533,773
AVX Corp.	4,251	56,453
CDW Corp.	8,084	251,008
Corning, Inc.	121,523	2,350,255
Dolby Laboratories, Inc., Class A (a)	4,484	187,386
FLIR Systems, Inc.	13,165	412,591
Ingram Micro, Inc., Class A (a)	14,428	372,387
IPG Photonics Corp. (a)	3,102	213,356
Jabil Circuit, Inc.	18,897	381,152
National Instruments Corp.	9,248	286,041
Tech Data Corp. (a)	3,552	209,071
Trimble Navigation Ltd. (a)	24,240	739,320
Vishay Intertechnology, Inc.	12,674	181,111

		8,144,002
Energy Equipment & Services — 1.7%
Atwood Oceanics, Inc. (a)	5,980	261,266
Baker Hughes, Inc.	40,490	2,634,279
Cameron International Corp. (a)	18,967	1,259,030
Diamond Offshore Drilling, Inc. (b)	6,235	213,673
Dresser-Rand Group, Inc. (a)	7,108	584,704
Dril-Quip, Inc. (a)	3,797	339,452
FMC Technologies, Inc. (a)	21,847	1,186,511
Frank’s International NV	3,169	59,260
Halliburton Co.	78,426	5,059,261
Helmerich & Payne, Inc.	8,976	878,481
Nabors Industries Ltd.	27,640	629,086
National Oilwell Varco, Inc.	39,846	3,032,281
Oceaneering International, Inc.	10,036	654,046
Oil States International, Inc. (a)	4,367	270,317
Patterson-UTI Energy, Inc.	13,432	436,943
Rowan Cos. PLC, Class A	11,566	292,736
RPC, Inc.	5,806	127,500
Schlumberger Ltd.	120,768	12,280,898
Seadrill Ltd.	32,814	878,103
Seventy Seven Energy, Inc. (a)	3,500	83,090
Superior Energy Services, Inc.	14,555	478,423
Tidewater, Inc. (b)	4,629	180,670
Unit Corp. (a)	4,611	270,435

		32,090,445
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	40,849	5,119,197
CVS Health Corp.	108,576	8,641,564
The Kroger Co.	47,324	2,460,848
Rite Aid Corp. (a)	90,665	438,818

4	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Safeway, Inc.	21,399	$733,986
Sprouts Farmers Market, Inc. (a)	9,090	264,246
Sysco Corp.	54,293	2,060,419
Wal-Mart Stores, Inc.	147,946	11,313,431
Walgreen Co.	88,623	5,252,685
Whole Foods Market, Inc.	34,144	1,301,228

		37,586,422
Food Products — 1.5%
Archer-Daniels-Midland Co.	60,780	3,105,858
Bunge Ltd.	13,675	1,151,845
Campbell Soup Co. (b)	16,144	689,833
ConAgra Foods, Inc.	39,121	1,292,558
Flowers Foods, Inc.	15,985	293,485
General Mills, Inc.	57,068	2,879,081
The Hain Celestial Group, Inc. (a)	4,658	476,746
The Hershey Co.	13,888	1,325,332
Hormel Foods Corp.	12,433	638,932
Ingredion, Inc.	6,925	524,846
The J.M. Smucker Co.	9,633	953,571
Kellogg Co.	23,855	1,469,468
Kraft Foods Group, Inc.	55,286	3,118,130
McCormick & Co., Inc. (b)	12,125	811,162
Mead Johnson Nutrition Co.	18,771	1,806,146
Mondelez International, Inc., Class A	157,076	5,382,209
Pilgrim’s Pride Corp. (a)	5,892	180,059
Pinnacle Foods, Inc.	5,092	166,254
Tyson Foods, Inc., Class A	26,870	1,057,872
WhiteWave Foods Co. (a)	16,159	587,056

		27,910,443
Gas Utilities — 0.2%
AGL Resources, Inc.	11,083	569,001
Atmos Energy Corp.	9,313	444,230
National Fuel Gas Co. (b)	7,807	546,412
ONEOK, Inc.	19,309	1,265,705
Questar Corp.	16,285	362,993
UGI Corp.	16,042	546,872

		3,735,213
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	139,475	5,800,765
Alere, Inc. (a)	7,681	297,869
Align Technology, Inc. (a)	7,589	392,200
Baxter International, Inc.	50,390	3,616,490
Becton Dickinson & Co.	17,944	2,042,207
Boston Scientific Corp. (a)	122,857	1,450,941
C.R. Bard, Inc.	7,084	1,010,958
CareFusion Corp. (a)	19,260	871,515
The Cooper Cos., Inc.	4,447	692,620
Covidien PLC	41,872	3,622,347
DENTSPLY International, Inc.	13,177	600,871
Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Edwards Lifesciences Corp. (a)	9,800	$1,001,070
Hill-Rom Holdings, Inc.	5,324	220,573
Hologic, Inc. (a)	22,330	543,289
IDEXX Laboratories, Inc. (a)	4,768	561,813
Intuitive Surgical, Inc. (a)	3,448	1,592,355
Medtronic, Inc.	92,770	5,747,102
ResMed, Inc. (b)	13,040	642,481
Sirona Dental Systems, Inc. (a)	5,359	410,928
St. Jude Medical, Inc.	26,400	1,587,432
Stryker Corp.	31,221	2,521,096
Teleflex, Inc. (b)	3,846	403,984
Varian Medical Systems, Inc. (a)	9,658	773,799
Zimmer Holdings, Inc.	15,588	1,567,373

		37,972,078
Health Care Providers & Services — 2.2%
Aetna, Inc.	33,187	2,688,147
AmerisourceBergen Corp.	20,977	1,621,522
Brookdale Senior Living, Inc. (a)	14,968	482,269
Cardinal Health, Inc.	31,596	2,367,172
Catamaran Corp. (a)	19,218	810,039
Centene Corp. (a)	5,362	443,491
Cigna Corp.	24,951	2,262,806
Community Health Systems, Inc. (a)	10,711	586,856
DaVita HealthCare Partners, Inc. (a)	16,510	1,207,542
Envision Healthcare Holdings, Inc. (a)	7,546	261,695
Express Scripts Holding Co. (a)	71,838	5,073,918
HCA Holdings, Inc. (a)	30,318	2,138,025
Health Net, Inc. (a)	7,447	343,381
Henry Schein, Inc. (a)	7,931	923,724
Humana, Inc.	14,376	1,873,049
Laboratory Corp. of America Holdings (a)	7,879	801,688
LifePoint Hospitals, Inc. (a)	4,137	286,239
McKesson Corp.	21,413	4,168,469
MEDNAX, Inc. (a)(b)	9,313	510,539
Patterson Cos., Inc.	7,989	330,984
Premier, Inc., Class A (a)	3,019	99,204
Quest Diagnostics, Inc. (b)	13,424	814,568
Tenet Healthcare Corp. (a)	9,075	538,964
UnitedHealth Group, Inc.	90,991	7,847,974
Universal Health Services, Inc., Class B	8,255	862,648
VCA Antech, Inc. (a)	8,211	322,939
WellPoint, Inc.	25,973	3,106,890

		42,774,742
Health Care Technology — 0.1%
Athenahealth, Inc. (a)	3,517	463,154
Cerner Corp. (a)	27,675	1,648,600

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Technology (concluded)
IMS Health Holdings, Inc. (a)	6,958	$182,230
Veeva Systems, Inc., Class A (a)	3,497	98,510

		2,392,494
Hotels, Restaurants & Leisure — 1.8%
ARAMARK	3,866	101,676
Bally Technologies, Inc. (a)	3,653	294,797
Brinker International, Inc.	6,040	306,772
Burger King Worldwide, Inc. (b)	9,829	291,528
Carnival Corp.	39,464	1,585,269
Chipotle Mexican Grill, Inc. (a)	2,887	1,924,445
Choice Hotels International, Inc.	3,254	169,208
Darden Restaurants, Inc.	12,293	632,598
Domino’s Pizza, Inc.	5,172	398,037
Dunkin’ Brands Group, Inc.	9,885	443,046
Hilton Worldwide Holdings, Inc. (a)	12,582	309,895
Hyatt Hotels Corp., Class A (a)	3,863	233,789
International Game Technology	22,964	387,403
Las Vegas Sands Corp.	34,925	2,172,684
Marriott International, Inc., Class A	20,578	1,438,402
McDonald’s Corp.	91,785	8,702,136
MGM Resorts International (a)	34,649	789,304
Norwegian Cruise Line Holdings Ltd. (a)	8,419	303,252
Panera Bread Co., Class A (a)	2,277	370,513
Royal Caribbean Cruises Ltd.	15,428	1,038,150
SeaWorld Entertainment, Inc.	6,391	122,899
Six Flags Entertainment Corp.	6,788	233,439
Starbucks Corp.	69,908	5,275,258
Starwood Hotels & Resorts Worldwide, Inc. (a)	17,834	1,483,967
The Wendy’s Co.	25,588	211,357
Wyndham Worldwide Corp.	11,827	961,062
Wynn Resorts Ltd.	7,528	1,408,338
Yum! Brands, Inc.	40,991	2,950,532

		34,539,756
Household Durables — 0.5%
D.R. Horton, Inc.	29,937	614,307
Garmin Ltd. (b)	11,714	609,011
GoPro, Inc., Class A (a)	1,900	178,030
Harman International Industries, Inc.	6,328	620,397
Jarden Corp. (a)	11,988	720,599
Leggett & Platt, Inc.	12,889	450,084
Lennar Corp., Class A	16,532	641,937
Mohawk Industries, Inc. (a)	5,705	769,148
Newell Rubbermaid, Inc.	25,707	884,578
NVR, Inc. (a)	397	448,618
PulteGroup, Inc.	35,186	621,385
Taylor Morrison Home Corp., Class A (a)	3,027	49,098
Tempur Sealy International, Inc. (a)	5,654	317,585
Common Stocks	Shares	Value
Household Durables (concluded)
Toll Brothers, Inc. (a)	16,514	$514,576
Tupperware Brands Corp.	4,691	323,867
Whirlpool Corp.	7,222	1,051,884

		8,815,104
Household Products — 1.7%
Church & Dwight Co., Inc.	12,627	885,910
The Clorox Co. (b)	11,945	1,147,198
Colgate-Palmolive Co.	85,006	5,544,091
Energizer Holdings, Inc.	5,730	705,993
Kimberly-Clark Corp.	34,992	3,764,090
The Procter & Gamble Co.	251,269	21,041,266
Spectrum Brands Holdings, Inc.	1,981	179,340

		33,267,888
Independent Power and Renewable Electricity Producers — 0.1%
The AES Corp.	67,384	955,505
Calpine Corp. (a)	39,334	853,548
NRG Energy, Inc.	31,330	954,938

		2,763,991
Industrial Conglomerates — 1.9%
3M Co.	60,757	8,608,052
Carlisle Cos., Inc.	5,957	478,824
Danaher Corp.	56,423	4,287,019
General Electric Co.	931,153	23,856,140

		37,230,035
Insurance — 4.2%
ACE Ltd.	31,362	3,288,933
Aflac, Inc.	42,178	2,456,868
Alleghany Corp. (a)	1,530	639,769
Allied World Assurance Co. Holdings AG	9,164	337,602
The Allstate Corp.	40,306	2,473,579
American Financial Group, Inc.	6,738	390,063
American International Group, Inc.	134,338	7,256,939
American National Insurance Co.	666	74,858
Aon PLC	27,554	2,415,659
Arch Capital Group Ltd. (a)	12,461	681,866
Arthur J Gallagher & Co.	14,598	662,165
Aspen Insurance Holdings Ltd.	6,087	260,341
Assurant, Inc.	6,660	428,238
Assured Guaranty Ltd.	16,129	357,419
Axis Capital Holdings Ltd.	10,017	474,105
Berkshire Hathaway, Inc., Class B (a)	169,949	23,476,755
Brown & Brown, Inc.	11,217	360,627
The Chubb Corp.	22,707	2,068,154
Cincinnati Financial Corp.	15,194	714,878
CNA Financial Corp.	2,413	91,766
Endurance Specialty Holdings Ltd.	4,156	229,328
Erie Indemnity Co., Class A	2,296	174,060

6	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Everest Re Group Ltd.	4,284	$694,051
FNF Group	25,734	713,861
Genworth Financial, Inc., Class A (a)	46,082	603,674
The Hanover Insurance Group, Inc.	4,099	251,761
Hartford Financial Services Group, Inc.	41,769	1,555,895
HCC Insurance Holdings, Inc.	9,286	448,421
Lincoln National Corp.	24,499	1,312,656
Loews Corp.	30,251	1,260,257
Markel Corp. (a)	1,298	825,723
Marsh & McLennan Cos., Inc.	51,043	2,671,591
MBIA, Inc. (a)	13,062	119,909
Mercury General Corp.	1,182	57,693
MetLife, Inc.	86,888	4,667,623
Old Republic International Corp.	24,226	345,947
PartnerRe Ltd.	4,695	515,934
Principal Financial Group, Inc.	27,330	1,434,005
ProAssurance Corp.	5,524	243,443
The Progressive Corp.	54,990	1,390,147
Protective Life Corp.	7,328	508,636
Prudential Financial, Inc.	42,721	3,756,885
Reinsurance Group of America, Inc.	6,420	514,435
RenaissanceRe Holdings Ltd.	3,770	376,962
StanCorp Financial Group, Inc.	4,069	257,079
Torchmark Corp.	12,240	641,009
The Travelers Cos., Inc.	32,270	3,031,444
Unum Group	23,915	822,198
Validus Holdings Ltd.	8,442	330,420
Voya Financial, Inc.	13,366	522,611
W.R. Berkley Corp.	9,328	445,878
White Mountains Insurance Group Ltd.	575	362,290
XL Group PLC	25,224	836,680

		80,833,090
Internet & Catalog Retail — 1.2%
Amazon.com, Inc. (a)	34,887	11,248,964
Expedia, Inc.	9,400	823,628
Groupon, Inc. (a)	44,742	298,877
HomeAway, Inc. (a)	8,697	308,744
Liberty Interactive Corp., Series A (a)	45,592	1,300,284
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,856	232,418
Liberty Ventures, Series A (a)	6,855	260,216
Netflix, Inc. (a)	5,568	2,512,170
priceline.com, Inc. (a)	4,790	5,549,598
TripAdvisor, Inc. (a)	10,347	945,923
Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
zulily, Inc., Class A (a)(b)	1,187	$44,975

		23,525,797
Internet Software & Services — 3.4%
Akamai Technologies, Inc. (a)	16,536	988,853
AOL, Inc. (a)	7,434	334,158
eBay, Inc. (a)	117,689	6,664,728
Equinix, Inc. (a)	4,942	1,050,076
Facebook, Inc., Class A (a)	183,349	14,491,905
Google, Inc., Class A (a)	26,065	15,336,907
Google, Inc., Class C (a)	26,373	15,226,715
IAC/InterActiveCorp	6,920	456,028
LinkedIn Corp. (a)	9,689	2,013,277
Pandora Media, Inc. (a)	19,095	461,335
Rackspace Hosting, Inc. (a)	10,907	355,023
Twitter, Inc. (a)	44,499	2,295,259
VeriSign, Inc. (a)	11,201	617,399
Yahoo!, Inc. (a)	93,500	3,810,125
Yelp, Inc. (a)	4,726	322,550

		64,424,338
IT Services — 3.0%
Accenture PLC, Class A	58,744	4,777,062
Alliance Data Systems Corp. (a)	5,036	1,250,288
Amdocs Ltd.	14,865	682,006
Automatic Data Processing, Inc.	44,772	3,719,658
Booz Allen Hamilton Holding Corp.	6,973	163,168
Broadridge Financial Solutions, Inc.	11,216	466,922
Cognizant Technology Solutions Corp., Class A (a)	56,509	2,529,908
Computer Sciences Corp.	13,460	823,079
CoreLogic, Inc. (a)	8,545	231,313
DST Systems, Inc.	2,814	236,151
Fidelity National Information Services, Inc.	26,732	1,505,012
Fiserv, Inc. (a)	23,150	1,496,300
FleetCor Technologies, Inc. (a)	7,704	1,094,893
Gartner, Inc. (a)	8,384	615,972
Genpact Ltd. (a)	14,877	242,793
Global Payments, Inc.	6,449	450,656
International Business Machines Corp.	87,840	16,674,667
Jack Henry & Associates, Inc.	7,860	437,488
Leidos Holdings, Inc.	5,976	205,156
Mastercard, Inc., Class A	93,357	6,900,949
Paychex, Inc.	30,235	1,336,387
Sabre Corp.	4,245	76,049
Teradata Corp. (a)	14,654	614,296
Total System Services, Inc.	15,582	482,419
Vantiv, Inc., Class A (a)	11,582	357,884
VeriFone Systems, Inc. (a)	10,364	356,314
Visa, Inc., Class A (b)	46,563	9,935,147

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
The Western Union Co. (b)	50,071	$803,139

		58,465,076
Leisure Products — 0.1%
Hasbro, Inc.	10,755	591,471
Mattel, Inc.	31,516	965,965
Polaris Industries, Inc.	6,121	916,865

		2,474,301
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	30,968	1,764,557
Bio-Rad Laboratories, Inc., Class A (a)	1,931	218,975
Bruker Corp. (a)	10,250	189,779
Charles River Laboratories International, Inc. (a)	4,499	268,770
Covance, Inc. (a)	5,337	420,022
Illumina, Inc. (a)	12,947	2,122,272
Mettler-Toledo International, Inc. (a)	2,716	695,649
PerkinElmer, Inc.	10,524	458,847
QIAGEN NV (a)(b)	21,701	494,132
Quintiles Transnational Holdings, Inc. (a)	5,258	293,291
Techne Corp.	3,440	321,812
Thermo Fisher Scientific, Inc.	37,048	4,508,742
Waters Corp. (a)	7,878	780,867

		12,537,715
Machinery — 1.8%
AGCO Corp. (b)	8,732	396,957
Caterpillar, Inc.	57,968	5,740,571
Colfax Corp. (a)	8,861	504,811
Crane Co.	4,530	286,341
Cummins, Inc.	17,078	2,253,954
Deere & Co.	33,786	2,770,114
Donaldson Co., Inc.	13,290	539,973
Dover Corp.	15,465	1,242,303
Flowserve Corp.	12,759	899,765
Graco, Inc.	5,635	411,242
IDEX Corp.	7,492	542,196
Illinois Tool Works, Inc.	31,718	2,677,634
Ingersoll-Rand PLC	25,113	1,415,369
ITT Corp.	8,525	383,113
Joy Global, Inc. (b)	9,306	507,549
Kennametal, Inc.	7,307	301,852
Lincoln Electric Holdings, Inc.	7,475	516,784
The Manitowoc Co., Inc.	12,569	294,743
The Middleby Corp. (a)	5,323	469,116
Navistar International Corp. (a)	5,112	168,236
Nordson Corp.	5,981	454,975
Oshkosh Corp.	7,897	348,653
PACCAR, Inc.	32,944	1,873,690
Common Stocks	Shares	Value
Machinery (concluded)
Pall Corp.	10,199	$853,656
Parker Hannifin Corp.	13,834	1,579,151
Pentair PLC	17,982	1,177,641
Snap-on, Inc.	5,412	655,285
SPX Corp.	4,073	382,577
Stanley Black & Decker, Inc.	14,496	1,287,100
Terex Corp.	10,257	325,865
The Timken Co.	7,579	321,274
The Toro Co.	5,246	310,721
Trinity Industries, Inc. (b)	14,394	672,488
Valmont Industries, Inc. (b)	2,500	337,325
WABCO Holdings, Inc. (a)	5,267	479,034
Wabtec Corp.	8,962	726,280
Xylem, Inc.	17,078	606,098

		34,714,436
Marine — 0.0%
Kirby Corp. (a)	5,295	624,016
Media — 3.6%
AMC Networks, Inc., Class A (a)	5,549	324,173
Cablevision Systems Corp., New York Group, Class A (b)	18,182	318,367
CBS Corp., Class B	48,625	2,601,437
CBS Outdoor Americas, Inc.	11,106	332,514
Charter Communications, Inc., Class A (a)	7,371	1,115,748
Cinemark Holdings, Inc.	10,728	365,181
Clear Channel Outdoor Holdings, Inc., Class A	3,828	25,801
Comcast Corp., Class A	240,537	12,936,080
DIRECTV (a)	43,439	3,758,342
Discovery Communications, Inc., Class A (a)	21,324	806,047
Discovery Communications, Inc., Class C (a)	21,325	794,996
DISH Network Corp., Class A (a)	19,810	1,279,330
DreamWorks Animation SKG, Inc., Class A (a)	6,964	189,908
Gannett Co., Inc.	21,074	625,266
Graham Holdings Co., Class B	396	277,038
The Interpublic Group of Cos., Inc.	39,364	721,148
John Wiley & Sons, Inc., Class A	4,104	230,275
Lamar Advertising Co., Class A	7,386	363,760
Liberty Media Corp., Class A (a)	8,820	416,128
Liberty Media Corp., Class C (a)	17,631	828,481
Lions Gate Entertainment Corp. (b)	7,507	247,506
Live Nation Entertainment, Inc. (a)	13,437	322,757
The Madison Square Garden Co., Class A (a)	5,742	379,661
Morningstar, Inc.	1,817	123,374
News Corp., Class A (a)	46,210	755,533
Omnicom Group, Inc.	24,005	1,652,984

8	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Regal Entertainment Group, Class A (b)	7,554	$150,174
Scripps Networks Interactive, Inc., Class A	9,817	766,610
Sirius XM Holdings, Inc. (a)(b)	247,648	864,292
Starz, Class A (a)	8,706	287,994
Thomson Reuters Corp.	33,008	1,201,821
Time Warner Cable, Inc.	25,874	3,712,660
Time Warner, Inc.	81,914	6,160,752
Twenty-First Century Fox, Inc., Class A	176,838	6,063,775
Viacom, Inc., Class B	39,917	3,071,214
The Walt Disney Co.	160,817	14,317,538

		68,388,665
Metals & Mining — 0.6%
Alcoa, Inc.	108,883	1,751,928
Allegheny Technologies, Inc.	10,093	374,450
Carpenter Technology Corp.	4,939	222,996
Cliffs Natural Resources, Inc. (b)	14,258	147,998
Compass Minerals International, Inc.	3,119	262,869
Freeport-McMoRan Copper & Gold, Inc.	96,465	3,149,582
Newmont Mining Corp.	46,311	1,067,469
Nucor Corp.	29,580	1,605,602
Reliance Steel & Aluminum Co.	7,223	494,053
Royal Gold, Inc.	5,991	389,056
Southern Copper Corp. (b)	13,555	401,906
Steel Dynamics, Inc.	22,309	504,407
Tahoe Resources, Inc. (a)	7,860	159,558
TimkenSteel Corp.	3,805	176,894
United States Steel Corp.	13,447	526,719

		11,235,487
Multi-Utilities — 1.0%
Alliant Energy Corp.	10,310	571,277
Ameren Corp.	22,543	864,073
CenterPoint Energy, Inc.	39,925	976,965
CMS Energy Corp.	25,040	742,686
Consolidated Edison, Inc.	27,205	1,541,435
Dominion Resources, Inc.	54,013	3,731,758
DTE Energy Co.	16,443	1,250,984
Integrys Energy Group, Inc.	7,432	481,742
MDU Resources Group, Inc.	17,812	495,352
NiSource, Inc.	29,250	1,198,665
PG&E Corp.	43,166	1,944,197
Public Service Enterprise Group, Inc.	46,991	1,749,945
SCANA Corp. (b)	13,157	652,719
Sempra Energy	22,794	2,402,032
TECO Energy, Inc.	21,690	376,972
Vectren Corp.	7,669	305,993
Common Stocks	Shares	Value
Multi-Utilities (concluded)
Wisconsin Energy Corp.	20,952	$900,936

		20,187,731
Multiline Retail — 0.6%
Big Lots, Inc.	5,410	232,900
Dillard’s, Inc., Class A	2,382	259,590
Dollar General Corp. (a)	28,790	1,759,357
Dollar Tree, Inc. (a)	19,212	1,077,217
Family Dollar Stores, Inc.	8,889	686,586
JC Penney Co., Inc. (a)(b)	14,677	147,357
Kohl’s Corp.	19,374	1,182,395
Macy’s, Inc.	33,603	1,955,023
Nordstrom, Inc.	12,880	880,606
Sears Holdings Corp. (a)(b)	2,456	61,965
Target Corp.	58,851	3,688,781

		11,931,777
Office Electronics — 0.1%
Xerox Corp.	108,427	1,434,489
Zebra Technologies Corp., Class A (a)	4,695	333,204

		1,767,693
Oil, Gas & Consumable Fuels — 7.3%
Anadarko Petroleum Corp.	46,902	4,757,739
Antero Resources Corp. (a)	4,933	270,772
Apache Corp.	35,820	3,362,423
Athlon Energy, Inc. (a)	4,767	277,582
Cabot Oil & Gas Corp.	38,762	1,267,130
Cheniere Energy, Inc. (a)	22,096	1,768,343
Chesapeake Energy Corp.	48,925	1,124,786
Chevron Corp.	176,770	21,092,196
Cimarex Energy Co.	8,085	1,022,995
Cobalt International Energy, Inc. (a)	32,637	443,863
Concho Resources, Inc. (a)	10,469	1,312,708
ConocoPhillips	114,005	8,723,663
CONSOL Energy, Inc.	21,361	808,728
Continental Resources, Inc. (a)	7,996	531,574
CVR Energy, Inc.	1,503	67,229
Denbury Resources, Inc.	32,687	491,286
Devon Energy Corp.	37,883	2,582,863
Energen Corp.	6,765	488,704
EOG Resources, Inc.	50,751	5,025,364
EP Energy Corp., Class A (a)	3,167	55,359
EQT Corp.	14,096	1,290,348
Exxon Mobil Corp.	398,762	37,503,566
Golar LNG Ltd.	4,717	313,209
Gulfport Energy Corp. (a)	7,941	424,049
Hess Corp.	25,808	2,434,211
HollyFrontier Corp.	18,459	806,289
Kinder Morgan, Inc.	61,007	2,339,008
Kosmos Energy Ltd. (a)	9,797	97,578
Laredo Petroleum, Inc. (a)(b)	7,230	162,024

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Marathon Oil Corp.	62,790	$2,360,276
Marathon Petroleum Corp.	23,354	1,977,383
Memorial Resource Development Corp. (a)	4,668	126,550
Murphy Oil Corp.	16,671	948,747
Murphy USA, Inc. (a)	4,350	230,811
Newfield Exploration Co. (a)	12,672	469,751
Noble Energy, Inc.	33,504	2,290,334
Oasis Petroleum, Inc. (a)	9,406	393,265
Occidental Petroleum Corp.	72,954	7,014,527
PBF Energy, Inc.	6,451	154,824
Peabody Energy Corp.	25,230	312,347
Phillips 66	52,548	4,272,678
Pioneer Natural Resources Co.	13,285	2,616,747
QEP Resources, Inc.	16,736	515,134
Range Resources Corp.	15,224	1,032,339
SandRidge Energy, Inc. (a)(b)	46,006	197,366
SM Energy Co.	6,232	486,096
Southwestern Energy Co. (a)	32,798	1,146,290
Spectra Energy Corp.	62,289	2,445,466
Targa Resources Corp.	3,508	477,684
Teekay Corp.	4,233	280,902
Tesoro Corp.	12,016	732,736
Ultra Petroleum Corp. (a)(b)	14,240	331,222
Valero Energy Corp.	49,560	2,293,141
Whiting Petroleum Corp. (a)	11,052	857,083
The Williams Cos., Inc.	69,371	3,839,685
World Fuel Services Corp.	6,695	267,264
WPX Energy, Inc. (a)	18,790	452,087

		139,368,324
Paper & Forest Products — 0.1%
Domtar Corp.	5,976	209,937
International Paper Co.	40,234	1,920,771

		2,130,708
Personal Products — 0.1%
Avon Products, Inc.	40,377	508,750
Coty, Inc., Class A (b)	6,473	107,128
The Estee Lauder Cos., Inc., Class A	21,301	1,591,611
Herbalife Ltd. (b)	7,305	319,594
Nu Skin Enterprises, Inc., Class A	5,485	246,989

		2,774,072
Pharmaceuticals — 5.5%
AbbVie, Inc.	147,655	8,528,553
Actavis PLC (a)	23,582	5,689,865
Allergan, Inc.	27,633	4,923,924
Bristol-Myers Squibb Co.	153,888	7,875,988
Eli Lilly & Co.	91,360	5,924,696
Endo International PLC (a)	14,146	966,738
Hospira, Inc. (a)	15,529	807,974
Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Jazz Pharmaceuticals PLC (a)	5,518	$885,970
Johnson & Johnson	262,702	28,001,406
Mallinckrodt PLC (a)	10,508	947,296
Merck & Co., Inc.	271,367	16,086,636
Mylan, Inc. (a)	34,713	1,579,094
Omnicare, Inc.	9,203	572,979
Perrigo Co. PLC	12,427	1,866,411
Pfizer, Inc.	592,316	17,514,784
Salix Pharmaceuticals Ltd. (a)	5,891	920,410
Zoetis, Inc.	46,535	1,719,468

		104,812,192
Professional Services — 0.3%
CoStar Group, Inc. (a)	3,002	466,931
The Dun & Bradstreet Corp.	3,441	404,214
Equifax, Inc.	11,337	847,327
IHS, Inc., Class A (a)	6,323	791,576
Manpowergroup, Inc.	7,400	518,740
Nielsen Holdings NV	26,179	1,160,515
Robert Half International, Inc.	12,776	626,024
Towers Watson & Co., Class A	6,035	600,483
Verisk Analytics, Inc., Class A (a)	15,458	941,238

		6,357,048
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	6,659	491,101
American Campus Communities, Inc.	9,754	355,533
American Capital Agency Corp.	32,780	696,575
American Homes 4 Rent, Class A	13,910	234,940
American Realty Capital Properties, Inc.	84,351	1,017,273
American Tower Corp.	36,752	3,441,090
Annaly Capital Management, Inc.	88,024	940,096
Apartment Investment & Management Co., Class A	13,581	432,147
AvalonBay Communities, Inc.	12,035	1,696,574
BioMed Realty Trust, Inc.	17,899	361,560
Boston Properties, Inc.	14,215	1,645,528
Brandywine Realty Trust	16,649	234,251
Brixmor Property Group, Inc.	4,563	101,572
Camden Property Trust	7,952	544,951
CBL & Associates Properties, Inc.	15,495	277,361
Chimera Investment Corp.	95,564	290,515
Columbia Property Trust, Inc.	11,623	277,441
Corporate Office Properties Trust	8,153	209,695
Corrections Corp. of America	10,819	371,741
DDR Corp.	28,015	468,691
Digital Realty Trust, Inc.	12,575	784,429
Douglas Emmett, Inc.	13,359	342,926
Duke Realty Corp.	30,623	526,103
Equity Lifestyle Properties, Inc.	7,749	328,248

10	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equity Residential	33,540	$2,065,393
Essex Property Trust, Inc.	5,807	1,038,001
Extra Space Storage, Inc.	10,775	555,667
Federal Realty Investment Trust	6,251	740,493
Gaming and Leisure Properties, Inc.	7,846	242,441
General Growth Properties, Inc.	52,668	1,240,331
HCP, Inc.	42,558	1,689,978
Health Care REIT, Inc.	28,531	1,779,478
Healthcare Trust of America, Inc., Class A	22,074	256,058
Home Properties, Inc.	5,313	309,429
Hospitality Properties Trust	13,904	373,322
Host Hotels & Resorts, Inc.	70,308	1,499,670
Kilroy Realty Corp.	7,642	454,240
Kimco Realty Corp.	38,117	835,143
Liberty Property Trust	13,727	456,560
The Macerich Co.	13,072	834,386
MFA Financial, Inc.	34,103	265,321
Mid-America Apartment Communities, Inc.	6,972	457,712
National Retail Properties, Inc.	11,453	395,930
NorthStar Realty Finance Corp.	18,400	325,128
Omega Healthcare Investors, Inc.	11,717	400,604
Piedmont Office Realty Trust, Inc., Class A (b)	14,351	253,152
Plum Creek Timber Co., Inc.	16,456	641,949
Post Properties, Inc.	5,055	259,524
Prologis, Inc.	46,411	1,749,695
Public Storage	13,338	2,211,974
Rayonier, Inc.	11,758	366,144
Realty Income Corp.	20,574	839,213
Regency Centers Corp.	8,583	462,023
Retail Properties of America, Inc., Class A	21,997	321,816
Senior Housing Properties Trust	18,939	396,204
Simon Property Group, Inc.	28,849	4,743,353
SL Green Realty Corp.	8,450	856,154
Spirit Realty Capital, Inc.	37,070	406,658
Starwood Property Trust, Inc.	20,578	451,893
Tanger Factory Outlet Centers	8,458	276,746
Taubman Centers, Inc.	5,874	428,802
Two Harbors Investment Corp.	34,037	329,138
UDR, Inc.	23,364	636,669
Ventas, Inc.	25,662	1,589,761
Vornado Realty Trust	17,407	1,740,004
Washington Prime Group, Inc.	14,451	252,603
Weingarten Realty Investors	11,359	357,809
Weyerhaeuser Co.	48,875	1,557,158
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
WP Carey, Inc.	9,232	$588,725

		54,002,793
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)	26,030	774,132
Forest City Enterprises, Inc., Class A (a)	15,294	299,151
The Howard Hughes Corp. (a)	3,683	552,450
Jones Lang LaSalle, Inc.	4,142	523,300
Realogy Holdings Corp. (a)	13,580	505,176
Zillow, Inc. Class A (a)	2,890	335,211

		2,989,420
Road & Rail — 1.1%
Amerco, Inc.	673	176,252
Avis Budget Group, Inc. (a)	9,794	537,593
Con-way, Inc.	5,307	252,082
CSX Corp.	93,276	2,990,429
Genesee & Wyoming, Inc., Class A (a)	4,841	461,396
Hertz Global Holdings, Inc. (a)	41,588	1,055,919
JB Hunt Transport Services, Inc.	8,550	633,127
Kansas City Southern	10,248	1,242,058
Landstar System, Inc.	4,181	301,826
Norfolk Southern Corp.	28,757	3,209,281
Old Dominion Freight Line, Inc. (a)	5,847	413,032
Ryder System, Inc.	4,944	444,812
Union Pacific Corp.	84,115	9,119,748

		20,837,555
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. (a)	57,473	195,983
Altera Corp.	29,101	1,041,234
Analog Devices, Inc.	29,180	1,444,118
Applied Materials, Inc.	113,064	2,443,313
Atmel Corp. (a)	39,145	316,292
Avago Technologies Ltd.	23,204	2,018,748
Broadcom Corp., Class A	49,681	2,008,106
Cree, Inc. (a)(b)	11,334	464,127
First Solar, Inc. (a)	6,811	448,232
Freescale Semiconductor Ltd. (a)	9,791	191,218
Intel Corp.	462,249	16,095,510
KLA-Tencor Corp.	15,404	1,213,527
Lam Research Corp.	15,061	1,125,057
Linear Technology Corp.	21,976	975,515
Marvell Technology Group Ltd.	37,720	508,466
Maxim Integrated Products, Inc.	26,267	794,314
Microchip Technology, Inc. (b)	18,608	878,856
Micron Technology, Inc. (a)	99,406	3,405,650
NVIDIA Corp.	51,836	956,374
ON Semiconductor Corp. (a)	40,998	366,522
Skyworks Solutions, Inc.	17,613	1,022,435
SunEdison, Inc. (a)	24,891	469,942

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
SunPower Corp. (a)	4,280	$145,006
Teradyne, Inc.	19,029	368,972
Texas Instruments, Inc.	100,234	4,780,159
Xilinx, Inc.	24,924	1,055,531

		44,733,207
Software — 3.8%
Activision Blizzard, Inc.	46,023	956,818
Adobe Systems, Inc. (a)	46,224	3,198,239
Allscripts Healthcare Solutions, Inc. (a)	16,700	224,031
ANSYS, Inc. (a)	8,610	651,519
Autodesk, Inc. (a)	21,131	1,164,318
CA, Inc.	29,721	830,405
Cadence Design Systems, Inc. (a)	26,910	463,121
Citrix Systems, Inc. (a)	15,222	1,085,938
Concur Technologies, Inc. (a)	4,431	561,939
Electronic Arts, Inc. (a)	29,220	1,040,524
FactSet Research Systems, Inc.	3,935	478,221
FireEye, Inc. (a)	7,974	243,685
Fortinet, Inc. (a)	12,744	321,977
Informatica Corp. (a)	10,209	349,556
Intuit, Inc.	26,366	2,310,980
Microsoft Corp.	767,036	35,559,789
NetSuite, Inc. (a)	3,862	345,803
Nuance Communications, Inc. (a)	24,393	376,018
Oracle Corp.	304,997	11,675,285
PTC, Inc. (a)	11,027	406,896
Red Hat, Inc. (a)	17,590	987,679
Rovi Corp. (a)	8,875	175,237
Salesforce.com, Inc. (a)	57,022	3,280,476
ServiceNow, Inc. (a)	13,385	786,770
SolarWinds, Inc. (a)	6,111	256,968
Solera Holdings, Inc.	6,397	360,535
Splunk, Inc. (a)	10,986	608,185
Symantec Corp.	64,247	1,510,447
Synopsys, Inc. (a)	14,380	570,814
Tableau Software, Inc., Class A (a)	3,551	257,980
TIBCO Software, Inc. (a)	15,135	357,640
VMware, Inc., Class A (a)	8,141	763,951
Workday, Inc., Class A (a)	8,702	717,915
Zynga, Inc., Class A (a)	67,239	181,545

		73,061,204
Specialty Retail — 2.2%
Aaron’s, Inc.	6,016	146,309
Abercrombie & Fitch Co., Class A (b)	6,770	246,022
Advance Auto Parts, Inc.	6,778	883,173
Ascena Retail Group, Inc. (a)	12,110	161,063
AutoNation, Inc. (a)	6,764	340,297
AutoZone, Inc. (a)	3,030	1,544,270
Bed Bath & Beyond, Inc. (a)	18,952	1,247,610
Common Stocks	Shares	Value
Specialty Retail (concluded)
Best Buy Co., Inc.	26,680	$896,181
Cabela’s, Inc. (a)(b)	4,653	274,062
CarMax, Inc. (a)	20,478	951,203
Chico’s FAS, Inc.	14,261	210,635
CST Brands, Inc.	7,052	253,519
Dick’s Sporting Goods, Inc.	8,977	393,911
DSW, Inc., Class A	7,031	211,703
Foot Locker, Inc.	13,549	754,002
GameStop Corp., Class A (b)	10,652	438,862
The Gap, Inc.	24,580	1,024,740
GNC Holdings, Inc., Class A	8,465	327,934
The Home Depot, Inc.	126,996	11,650,613
Kate Spade & Co. (a)	11,767	308,648
L Brands, Inc.	22,577	1,512,208
Lowe’s Cos., Inc.	94,608	5,006,655
The Michaels Cos., Inc. (a)	2,579	45,081
O’Reilly Automotive, Inc. (a)	9,853	1,481,497
Penske Automotive Group, Inc.	3,968	161,061
PetSmart, Inc.	9,219	646,160
Ross Stores, Inc.	19,730	1,491,193
Sally Beauty Holdings, Inc. (a)	15,050	411,919
Signet Jewelers Ltd.	7,464	850,224
Staples, Inc. (b)	60,079	726,956
Tiffany & Co.	10,479	1,009,233
TJX Cos., Inc.	65,036	3,848,180
Tractor Supply Co.	12,868	791,511
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,976	706,184
Urban Outfitters, Inc. (a)	9,948	365,092
Williams-Sonoma, Inc.	8,747	582,288

		41,900,199
Technology Hardware, Storage & Peripherals — 3.9%
3D Systems Corp. (a)(b)	10,217	473,762
Apple, Inc.	559,893	56,409,220
Diebold, Inc.	6,015	212,450
EMC Corp.	190,120	5,562,911
Hewlett-Packard Co.	175,986	6,242,224
Lexmark International, Inc., Class A	5,756	244,630
NCR Corp. (a)	15,605	521,363
NetApp, Inc.	30,772	1,321,965
SanDisk Corp.	21,010	2,057,930
Stratasys Ltd. (a)	4,589	554,259
Western Digital Corp.	20,675	2,012,091

		75,612,805
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc. (b)	4,992	386,980
Coach, Inc.	25,471	907,022
Deckers Outdoor Corp. (a)	3,220	312,920
Fossil Group, Inc. (a)	4,333	406,869
Hanesbrands, Inc.	9,251	993,927
Michael Kors Holdings Ltd. (a)	18,976	1,354,697

12	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
NIKE, Inc., Class B	64,865	$5,785,958
PVH Corp.	7,644	926,070
Ralph Lauren Corp.	5,486	903,709
Under Armour, Inc., Class A (a)	16,070	1,110,437
VF Corp.	32,041	2,115,667

		15,204,256
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	49,144	477,680
Nationstar Mortgage Holdings, Inc. (a)(b)	1,908	65,330
New York Community Bancorp, Inc. (b)	41,133	652,781
Ocwen Financial Corp. (a)	9,895	259,051
People’s United Financial, Inc. (b)	28,833	417,213
TFS Financial Corp.	6,943	99,424

		1,971,479
Tobacco — 1.3%
Altria Group, Inc.	184,465	8,474,322
Lorillard, Inc.	33,672	2,017,290
Philip Morris International, Inc.	146,056	12,181,070
Reynolds American, Inc.	28,676	1,691,884

		24,364,566
Trading Companies & Distributors — 0.3%
Air Lease Corp.	9,477	308,002
Fastenal Co. (b)	27,568	1,237,803
GATX Corp.	4,283	249,999
HD Supply Holdings, Inc. (a)	9,867	268,974
MRC Global, Inc. (a)	9,510	221,773
MSC Industrial Direct Co., Inc., Class A (b)	4,409	376,793
NOW, Inc. (a)	9,975	303,340
United Rentals, Inc. (a)	9,036	1,003,900
Veritiv Corp. (a)	831	41,600
W.W. Grainger, Inc.	5,415	1,362,685
WESCO International, Inc. (a)	4,132	323,370

		5,698,239
Water Utilities — 0.1%
American Water Works Co., Inc.	16,633	802,210
Common Stocks	Shares	Value
Water Utilities (concluded)
Aqua America, Inc.	16,461	$387,327

		1,189,537
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.	31,001	2,496,511
SBA Communications Corp., Class A (a)	11,965	1,326,918
Sprint Corp. (a)	67,711	429,288
T-Mobile U.S., Inc. (a)	24,671	712,252
Telephone & Data Systems, Inc.	8,093	193,908
United States Cellular Corp. (a)	1,201	42,611

		5,201,488
Total Common Stocks — 97.7%		1,872,966,571

Investment Companies — 1.1%
iShares Russell 1000 ETF (c)	191,542	21,044,720
Total Long-Term Investments (Cost — $1,579,470,538) — 98.8%		1,894,011,291

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13%, 12/31/30 (c)(e)	$53,642	53,642,000
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12%, 0/ /0 (c)(d)(e)	25,544	25,544,213
Total Short-Term Securities (Cost — $79,186,213) — 4.1%		79,186,213
Total Investments (Cost — $1,658,656,751*) — 102.9%		1,973,197,504
Liabilities in Excess of Other Assets — (2.9)%		(55,796,111)

Net Assets — 100.0%		$1,917,401,393

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,663,447,272

Gross unrealized appreciation	$324,932,779
Gross unrealized depreciation	(15,182,547)

Net unrealized appreciation	$309,750,232

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	13

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	94,674,911	—		(41,032,911)[1]	53,642,000	$53,642,000	$45,686	$—
BlackRock Cash Funds: Prime, SL Agency Shares	10,668,379	14,875,835	[2]	—	25,544,214	$25,544,214	$175,937	$—
BlackRock, Inc.	7,512	4,618		(292)	11,838	$3,886,652	$63,653	$10,368
The PNC Financial Services Group, Inc.	30,459	19,138		—	49,597	$4,244,511	$57,651	$—
iShares Russell 1000 ETF	99,042	592,500		(500,000)	191,542	$21,044,719	$246,213	$14,458,154

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

CBOE	Chicago Board Options Exchange
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
18	S&P MidCap 400 E-Mini Index	Chicago Mercantile	December 2014	USD	2,457,720	$(31,802)
184	S&P 500 E-Mini Index	Chicago Mercantile	December 2014	USD	18,082,600	(117,138)
Total						$(148,940)

14	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$1,872,966,571	—	—	$1,872,966,571
Investment Companies	21,044,720	—	—	21,044,720
Short-Term Securities:
Short-Term Securities	79,186,213	—	—	79,186,213

Total	$1,973,197,504	—	—	$1,973,197,504

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(148,940)	—	—	$(148,940)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014	15

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$30,723	—	—	$30,723
Cash pledged for financial futures contracts	2,525,000	—	—	2,525,000
Liabilities:
Collateral on securities loaned at value	—	(25,544,214)	—	(25,544,214)

Total	$2,555,723	(25,544,214)	—	$(22,988,491)

There were no transfers between levels during the period ended September 30, 2014.

16	RUSSELL 1000 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
The Boeing Co.	211,712	$26,967,874
General Dynamics Corp.	100,332	12,751,194
Honeywell International, Inc.	247,205	23,019,729
L-3 Communications Holdings, Inc.	27,230	3,238,192
Lockheed Martin Corp.	85,236	15,579,436
Northrop Grumman Corp.	65,689	8,655,183
Precision Castparts Corp.	45,325	10,736,586
Raytheon Co.	98,158	9,974,816
Rockwell Collins, Inc.	42,656	3,348,496
Textron, Inc.	88,176	3,173,454
United Technologies Corp.	268,783	28,383,485

		145,828,445
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	46,487	3,083,018
Expeditors International of Washington, Inc.	61,633	2,501,067
FedEx Corp.	83,855	13,538,390
United Parcel Service, Inc., Class B	222,208	21,840,824

		40,963,299
Airlines — 0.3%
Delta Air Lines, Inc.	266,309	9,627,070
Southwest Airlines Co.	216,437	7,309,078

		16,936,148
Auto Components — 0.4%
BorgWarner, Inc.	72,194	3,798,126
Delphi Automotive PLC	94,682	5,807,794
The Goodyear Tire & Rubber Co.	87,156	1,968,418
Johnson Controls, Inc.	210,432	9,259,008

		20,833,346
Automobiles — 0.6%
Ford Motor Co.	1,225,228	18,121,122
General Motors Co.	425,874	13,602,416
Harley-Davidson, Inc.	68,697	3,998,165

		35,721,703
Banks — 6.0%
Bank of America Corp.	3,322,148	56,642,624
BB&T Corp.	227,368	8,460,363
Citigroup, Inc.	957,759	49,631,071
Comerica, Inc.	57,122	2,848,103
Fifth Third Bancorp	263,535	5,275,971
Huntington Bancshares, Inc.	258,085	2,511,167
JPMorgan Chase & Co.	1,188,216	71,578,132
KeyCorp	276,986	3,692,223
M&T Bank Corp.	41,703	5,141,563
The PNC Financial Services Group, Inc. (a)	170,769	14,614,411
Regions Financial Corp.	435,581	4,373,233
SunTrust Banks, Inc.	167,724	6,378,544
Common Stocks	Shares	Value
Banks (concluded)
US Bancorp	569,240	$23,811,309
Wells Fargo & Co.	1,500,740	77,843,384
Zions Bancorporation	64,119	1,863,298

		334,665,396
Beverages — 2.2%
Brown-Forman Corp., Class B	49,908	4,502,700
The Coca-Cola Co.	1,247,035	53,198,513
Coca-Cola Enterprises, Inc.	71,359	3,165,485
Constellation Brands, Inc., Class A (b)	52,934	4,613,727
Dr Pepper Snapple Group, Inc.	61,640	3,964,068
Molson Coors Brewing Co., Class B	50,310	3,745,076
Monster Beverage Corp. (b)	45,438	4,165,302
PepsiCo, Inc.	476,005	44,311,306

		121,666,177
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (b)	62,525	10,367,895
Amgen, Inc.	239,979	33,707,450
Biogen Idec, Inc. (b)	74,600	24,678,426
Celgene Corp. (b)	252,570	23,938,585
Gilead Sciences, Inc. (b)	477,548	50,834,985
Regeneron Pharmaceuticals, Inc. (b)	23,307	8,402,640
Vertex Pharmaceuticals, Inc. (b)	75,230	8,449,081

		160,379,062
Building Products — 0.1%
Allegion PLC	30,387	1,447,637
Masco Corp.	112,581	2,692,937

		4,140,574
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (b)	17,559	3,518,121
Ameriprise Financial, Inc.	59,138	7,296,446
The Bank of New York Mellon Corp.	357,477	13,845,084
BlackRock, Inc. (a)	39,853	13,084,537
The Charles Schwab Corp.	362,327	10,648,791
E*Trade Financial Corp. (b)	91,087	2,057,655
Franklin Resources, Inc.	124,444	6,795,887
The Goldman Sachs Group, Inc.	129,440	23,761,301
Invesco Ltd.	136,632	5,394,231
Legg Mason, Inc.	32,194	1,647,045
Morgan Stanley	483,835	16,726,176
Northern Trust Corp.	69,956	4,759,107
State Street Corp.	133,791	9,848,356
T. Rowe Price Group, Inc.	83,123	6,516,843

		125,899,580
Chemicals — 2.6%
Air Products & Chemicals, Inc.	60,564	7,884,221
Airgas, Inc.	21,207	2,346,555

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
CF Industries Holdings, Inc.	15,691	$4,381,241
The Dow Chemical Co.	354,588	18,594,595
E.I. du Pont de Nemours & Co.	289,130	20,747,969
Eastman Chemical Co.	47,110	3,810,728
Ecolab, Inc.	85,189	9,782,253
FMC Corp.	42,048	2,404,725
International Flavors & Fragrances, Inc.	25,669	2,461,144
LyondellBasell Industries NV, Class A	134,351	14,598,580
Monsanto Co.	165,739	18,647,295
The Mosaic Co.	100,600	4,467,646
PPG Industries, Inc.	43,543	8,566,650
Praxair, Inc.	92,255	11,900,895
The Sherwin-Williams Co.	26,258	5,750,239
Sigma-Aldrich Corp.	37,555	5,107,855

		141,452,591
Commercial Services & Supplies — 0.5%
The ADT Corp. (c)	55,053	1,952,179
Cintas Corp.	30,520	2,154,407
Iron Mountain, Inc.	54,344	1,774,332
Pitney Bowes, Inc.	64,033	1,600,185
Republic Services, Inc.	79,778	3,112,938
Stericycle, Inc. (b)	26,773	3,120,661
Tyco International Ltd.	140,106	6,244,524
Waste Management, Inc.	137,063	6,514,604

		26,473,830
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,610,873	40,545,674
F5 Networks, Inc. (b)	23,403	2,778,872
Harris Corp.	33,096	2,197,574
Juniper Networks, Inc.	126,850	2,809,728
Motorola Solutions, Inc.	69,742	4,413,274
QUALCOMM, Inc.	529,468	39,588,322

		92,333,444
Construction & Engineering — 0.1%
Fluor Corp.	49,758	3,323,337
Jacobs Engineering Group, Inc. (b)	42,067	2,053,711
Quanta Services, Inc. (b)	68,484	2,485,284

		7,862,332
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	19,463	2,509,559
Vulcan Materials Co.	41,302	2,487,620

		4,997,179
Consumer Finance — 0.9%
American Express Co.	284,331	24,890,336
Capital One Financial Corp.	177,324	14,473,185
Discover Financial Services	145,917	9,395,595
Common Stocks	Shares	Value
Consumer Finance (concluded)
Navient Corp.	132,497	$2,346,522

		51,105,638
Containers & Packaging — 0.2%
Avery Dennison Corp.	29,607	1,321,952
Ball Corp.	43,732	2,766,924
Bemis Co., Inc.	31,549	1,199,493
MeadWestvaco Corp.	53,271	2,180,915
Owens-Illinois, Inc. (b)	52,120	1,357,726
Sealed Air Corp.	67,027	2,337,902

		11,164,912
Distributors — 0.1%
Genuine Parts Co.	48,361	4,241,743
Diversified Consumer Services — 0.1%
H&R Block, Inc.	86,956	2,696,506
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (b)	575,920	79,557,589
CME Group, Inc.	99,804	7,979,829
IntercontinentalExchange Group, Inc.	35,837	6,990,007
Leucadia National Corp.	100,085	2,386,026
McGraw-Hill Financial, Inc.	85,578	7,227,062
Moody’s Corp.	58,712	5,548,284
The NASDAQ OMX Group, Inc.	37,408	1,586,847

		111,275,644
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,638,295	57,733,516
CenturyLink, Inc.	180,116	7,364,943
Frontier Communications Corp.	316,458	2,060,142
Verizon Communications, Inc.	1,309,547	65,464,255
Windstream Holdings, Inc. (c)	190,284	2,051,261

		134,674,117
Electric Utilities — 1.7%
American Electric Power Co., Inc.	154,407	8,061,590
Duke Energy Corp.	223,480	16,709,600
Edison International	102,886	5,753,385
Entergy Corp.	56,776	4,390,488
Exelon Corp.	271,479	9,254,719
FirstEnergy Corp.	132,888	4,461,050
NextEra Energy, Inc.	137,867	12,942,954
Northeast Utilities	99,782	4,420,343
Pepco Holdings, Inc.	79,261	2,121,024
Pinnacle West Capital Corp.	34,844	1,903,876
PPL Corp.	209,935	6,894,265
The Southern Co.	282,998	12,352,863

2	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	159,706	$4,855,062

		94,121,219
Electrical Equipment — 0.6%
AMETEK, Inc.	77,678	3,900,212
Eaton Corp. PLC	150,339	9,526,982
Emerson Electric Co.	220,475	13,797,326
Rockwell Automation, Inc.	43,554	4,785,714

		32,010,234
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	49,536	4,946,665
Corning, Inc.	407,839	7,887,606
FLIR Systems, Inc.	44,714	1,401,337
Jabil Circuit, Inc.	63,208	1,274,906
TE Connectivity Ltd.	129,318	7,149,992

		22,660,506
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	137,432	8,941,326
Cameron International Corp. (b)	64,096	4,254,692
Diamond Offshore Drilling, Inc. (c)	21,226	727,415
Ensco PLC, Class A	73,800	3,048,678
FMC Technologies, Inc. (b)	74,199	4,029,748
Halliburton Co.	268,715	17,334,805
Helmerich & Payne, Inc.	34,246	3,351,656
Nabors Industries Ltd.	91,486	2,082,221
National Oilwell Varco, Inc.	135,937	10,344,806
Noble Corp. PLC	80,277	1,783,755
Schlumberger Ltd.	409,554	41,647,546
Transocean Ltd.	107,738	3,444,384

		100,991,032
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	138,494	17,356,068
CVS Health Corp.	365,860	29,118,797
The Kroger Co.	154,451	8,031,452
Safeway, Inc.	72,719	2,494,262
Sysco Corp.	185,410	7,036,309
Wal-Mart Stores, Inc.	498,827	38,145,301
Walgreen Co.	278,038	16,479,312
Whole Foods Market, Inc.	114,117	4,348,999

		123,010,500
Food Products — 1.6%
Archer-Daniels-Midland Co.	203,923	10,420,465
Campbell Soup Co.	56,499	2,414,202
ConAgra Foods, Inc.	133,525	4,411,666
General Mills, Inc.	193,494	9,761,772
The Hershey Co.	47,142	4,498,761
Hormel Foods Corp.	42,532	2,185,720
The J.M. Smucker Co.	32,164	3,183,915
Kellogg Co.	80,801	4,977,342
Common Stocks	Shares	Value
Food Products (concluded)
Keurig Green Mountain, Inc.	38,482	$5,007,663
Kraft Foods Group, Inc.	187,638	10,582,783
McCormick & Co., Inc.	41,007	2,743,368
Mead Johnson Nutrition Co.	63,923	6,150,671
Mondelez International, Inc., Class A	532,582	18,248,922
Tyson Foods, Inc., Class A	92,573	3,644,599

		88,231,849
Gas Utilities — 0.0%
AGL Resources, Inc.	37,844	1,942,911
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	475,070	19,758,161
Baxter International, Inc.	171,117	12,281,067
Becton Dickinson & Co.	60,602	6,897,114
Boston Scientific Corp. (b)	418,944	4,947,729
C.R. Bard, Inc.	23,578	3,364,816
CareFusion Corp. (b)	64,084	2,899,801
Covidien PLC	142,733	12,347,832
DENTSPLY International, Inc.	44,794	2,042,606
Edwards Lifesciences Corp. (b)	33,514	3,423,455
Intuitive Surgical, Inc. (b)	11,358	5,245,352
Medtronic, Inc.	309,435	19,169,498
St. Jude Medical, Inc.	89,964	5,409,535
Stryker Corp.	94,503	7,631,117
Varian Medical Systems, Inc. (b)	32,600	2,611,912
Zimmer Holdings, Inc.	53,379	5,367,259

		113,397,254
Health Care Providers & Services — 2.2%
Aetna, Inc.	112,019	9,073,539
AmerisourceBergen Corp.	67,338	5,205,227
Cardinal Health, Inc.	106,350	7,967,742
Cigna Corp.	83,341	7,558,195
DaVita HealthCare Partners, Inc. (b)	54,274	3,969,600
Express Scripts Holding Co. (b)	235,492	16,632,800
Humana, Inc.	48,730	6,349,032
Laboratory Corp. of America Holdings (b)	26,817	2,728,630
McKesson Corp.	73,173	14,244,588
Patterson Cos., Inc.	27,380	1,134,353
Quest Diagnostics, Inc.	45,622	2,768,343
Tenet Healthcare Corp. (b)	30,992	1,840,615
UnitedHealth Group, Inc.	306,943	26,473,834
Universal Health Services, Inc., Class B	28,835	3,013,258
WellPoint, Inc.	86,636	10,363,398

		119,323,154
Health Care Technology — 0.1%
Cerner Corp. (b)	95,920	5,713,954

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	142,327	$5,717,276
Chipotle Mexican Grill, Inc. (b)	9,799	6,531,915
Darden Restaurants, Inc.	41,867	2,154,476
Marriott International, Inc., Class A	68,843	4,812,126
McDonald’s Corp.	310,198	29,409,872
Starbucks Corp.	237,308	17,907,262
Starwood Hotels & Resorts Worldwide, Inc. (b)	60,186	5,008,077
Wyndham Worldwide Corp.	39,538	3,212,858
Wynn Resorts Ltd.	25,636	4,795,983
Yum! Brands, Inc.	138,887	9,997,086

		89,546,931
Household Durables — 0.4%
D.R. Horton, Inc.	104,856	2,151,645
Garmin Ltd.	38,332	1,992,881
Harman International Industries, Inc.	21,503	2,108,154
Leggett & Platt, Inc.	43,358	1,514,061
Lennar Corp., Class A	56,229	2,183,372
Mohawk Industries, Inc. (b)	19,571	2,638,562
Newell Rubbermaid, Inc.	86,492	2,976,190
PulteGroup, Inc.	106,881	1,887,518
Whirlpool Corp.	24,650	3,590,273

		21,042,656
Household Products — 1.9%
The Clorox Co.	40,730	3,911,709
Colgate-Palmolive Co.	271,209	17,688,251
Kimberly-Clark Corp.	118,124	12,706,599
The Procter & Gamble Co.	855,389	71,630,275

		105,936,834
Independent Power and Renewable Electricity Producers — 0.1%
The AES Corp.	210,328	2,982,451
NRG Energy, Inc.	106,820	3,255,874

		6,238,325
Industrial Conglomerates — 2.3%
3M Co.	204,711	29,003,455
Danaher Corp.	192,598	14,633,596
General Electric Co.	3,169,855	81,211,685
Roper Industries, Inc.	31,614	4,624,812

		129,473,548
Insurance — 2.8%
ACE Ltd.	106,049	11,121,359
Aflac, Inc.	143,119	8,336,682
The Allstate Corp.	136,910	8,402,167
American International Group, Inc.	450,762	24,350,163
Aon PLC	91,755	8,044,161
Assurant, Inc.	22,518	1,447,907
The Chubb Corp.	75,969	6,919,257
Common Stocks	Shares	Value
Insurance (concluded)
Cincinnati Financial Corp.	46,470	$2,186,413
Genworth Financial, Inc., Class A (b)	156,706	2,052,849
Hartford Financial Services Group, Inc.	141,458	5,269,310
Lincoln National Corp.	82,473	4,418,903
Loews Corp.	96,212	4,008,192
Marsh & McLennan Cos., Inc.	171,952	8,999,968
MetLife, Inc.	355,277	19,085,480
Principal Financial Group, Inc.	86,405	4,533,670
The Progressive Corp.	170,029	4,298,333
Prudential Financial, Inc.	145,316	12,779,089
Torchmark Corp.	41,252	2,160,367
The Travelers Cos., Inc.	107,105	10,061,444
Unum Group	80,490	2,767,246
XL Group PLC	83,869	2,781,935

		154,024,895
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	119,694	38,594,133
Expedia, Inc.	31,339	2,745,923
Netflix, Inc. (b)	18,988	8,567,006
priceline.com, Inc. (b)	16,568	19,195,354
TripAdvisor, Inc. (b)	35,241	3,221,732

		72,324,148
Internet Software & Services — 3.4%
Akamai Technologies, Inc. (b)	56,311	3,367,398
eBay, Inc. (b)	356,817	20,206,547
Facebook, Inc., Class A (b)	616,055	48,692,987
Google, Inc., Class A (b)	89,752	52,810,974
Google, Inc., Class C (b)	89,744	51,814,596
VeriSign, Inc. (b)	35,543	1,959,130
Yahoo!, Inc. (b)	292,206	11,907,395

		190,759,027
IT Services — 3.3%
Accenture PLC, Class A	199,413	16,216,265
Alliance Data Systems Corp. (b)	17,549	4,356,890
Automatic Data Processing, Inc.	151,922	12,621,680
Cognizant Technology Solutions Corp., Class A (b)	192,146	8,602,376
Computer Sciences Corp.	45,804	2,800,915
Fidelity National Information Services, Inc.	90,164	5,076,233
Fiserv, Inc. (b)	78,722	5,088,196
International Business Machines Corp.	293,087	55,636,705
Mastercard, Inc., Class A	310,939	22,984,611
Paychex, Inc.	103,276	4,564,799
Teradata Corp. (b)	48,963	2,052,529
Total System Services, Inc.	52,122	1,613,697
Visa, Inc., Class A	155,515	33,182,236

4	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
The Western Union Co. (c)	167,351	$2,684,310
Xerox Corp.	342,424	4,530,270

		182,011,712
Leisure Products — 0.1%
Hasbro, Inc.	36,243	1,993,184
Mattel, Inc.	106,712	3,270,723

		5,263,907
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	105,409	6,006,205
PerkinElmer, Inc.	35,747	1,558,569
Thermo Fisher Scientific, Inc.	126,065	15,342,110
Waters Corp. (b)	26,524	2,629,059

		25,535,943
Machinery — 1.6%
Caterpillar, Inc.	198,359	19,643,492
Cummins, Inc.	54,014	7,128,768
Deere & Co.	113,226	9,283,400
Dover Corp.	52,588	4,224,394
Flowserve Corp.	43,216	3,047,592
Illinois Tool Works, Inc.	115,239	9,728,476
Ingersoll-Rand PLC	84,537	4,764,505
Joy Global, Inc.	31,012	1,691,395
PACCAR, Inc.	112,177	6,380,067
Pall Corp.	33,739	2,823,954
Parker Hannifin Corp.	47,032	5,368,703
Pentair PLC	60,830	3,983,757
Snap-on, Inc.	18,389	2,226,540
Stanley Black & Decker, Inc.	49,390	4,385,338
Xylem, Inc.	57,707	2,048,021

		86,728,402
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A (c)	68,862	1,205,774
CBS Corp., Class B	153,110	8,191,385
Comcast Corp., Class A	817,600	43,970,528
DIRECTV (b)	158,676	13,728,647
Discovery Communications, Inc., Class A (b)	46,738	1,766,696
Discovery Communications, Inc., Class C (b)	86,370	3,219,874
Gannett Co., Inc.	71,171	2,111,643
The Interpublic Group of Cos., Inc.	133,116	2,438,685
News Corp., Class A (b)	157,236	2,570,809
Omnicom Group, Inc.	79,341	5,463,421
Scripps Networks Interactive, Inc., Class A	32,755	2,557,838
Time Warner Cable, Inc.	88,050	12,634,294
Time Warner, Inc.	270,048	20,310,310
Common Stocks	Shares	Value
Media (concluded)
Twenty-First Century Fox, Inc., Class A	594,992	$20,402,276
Viacom, Inc., Class B	120,273	9,253,805
The Walt Disney Co.	498,887	44,415,910

		194,241,895
Metals & Mining — 0.5%
Alcoa, Inc.	371,716	5,980,911
Allegheny Technologies, Inc.	34,279	1,271,751
Freeport-McMoRan Copper & Gold, Inc.	328,311	10,719,354
Newmont Mining Corp.	157,828	3,637,935
Nucor Corp.	100,755	5,468,981

		27,078,932
Multi-Utilities — 1.1%
Ameren Corp.	76,616	2,936,691
CenterPoint Energy, Inc.	135,701	3,320,603
CMS Energy Corp.	86,924	2,578,166
Consolidated Edison, Inc.	92,491	5,240,540
Dominion Resources, Inc.	184,095	12,719,124
DTE Energy Co.	55,898	4,252,720
Integrys Energy Group, Inc.	25,306	1,640,335
NiSource, Inc.	99,685	4,085,091
PG&E Corp.	148,960	6,709,158
Public Service Enterprise Group, Inc.	159,765	5,949,649
SCANA Corp.	44,910	2,227,985
Sempra Energy	73,036	7,696,534
TECO Energy, Inc.	73,798	1,282,609
Wisconsin Energy Corp. (c)	71,250	3,063,750

		63,702,955
Multiline Retail — 0.7%
Dollar General Corp. (b)	95,937	5,862,710
Dollar Tree, Inc. (b)	64,957	3,642,139
Family Dollar Stores, Inc.	30,317	2,341,685
Kohl’s Corp.	64,684	3,947,665
Macy’s, Inc.	111,554	6,490,212
Nordstrom, Inc.	45,052	3,080,205
Target Corp.	200,224	12,550,040

		37,914,656
Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	159,854	16,215,590
Apache Corp.	120,825	11,341,843
Cabot Oil & Gas Corp.	131,808	4,308,804
Chesapeake Energy Corp.	164,121	3,773,142
Chevron Corp.	599,887	71,578,517
Cimarex Energy Co.	27,483	3,477,424
ConocoPhillips	388,452	29,724,347
CONSOL Energy, Inc.	72,856	2,758,328
Denbury Resources, Inc.	111,113	1,670,028

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Devon Energy Corp.	121,508	$8,284,415
EOG Resources, Inc.	172,963	17,126,796
EQT Corp.	47,817	4,377,168
Exxon Mobil Corp.	1,347,248	126,708,674
Hess Corp.	82,630	7,793,662
Kinder Morgan, Inc.	207,820	7,967,819
Marathon Oil Corp.	213,072	8,009,377
Marathon Petroleum Corp.	89,503	7,578,219
Murphy Oil Corp.	52,728	3,000,751
Newfield Exploration Co. (b)	43,090	1,597,346
Noble Energy, Inc.	113,828	7,781,282
Occidental Petroleum Corp.	246,290	23,680,784
ONEOK, Inc.	65,788	4,312,403
Phillips 66	176,556	14,355,768
Pioneer Natural Resources Co.	45,223	8,907,574
QEP Resources, Inc.	52,337	1,610,933
Range Resources Corp.	53,258	3,611,425
Southwestern Energy Co. (b)	111,494	3,896,715
Spectra Energy Corp.	212,044	8,324,847
Tesoro Corp.	40,510	2,470,300
Valero Energy Corp.	166,785	7,717,142
The Williams Cos., Inc.	212,471	11,760,270

		435,721,693
Paper & Forest Products — 0.1%
International Paper Co.	134,897	6,439,983
Personal Products — 0.1%
Avon Products, Inc.	137,175	1,728,405
The Estee Lauder Cos., Inc., Class A	71,069	5,310,276

		7,038,681
Pharmaceuticals — 6.2%
AbbVie, Inc.	502,859	29,045,136
Actavis PLC (b)	83,474	20,140,607
Allergan, Inc.	93,883	16,729,012
Bristol-Myers Squibb Co.	523,779	26,807,009
Eli Lilly & Co.	310,609	20,142,994
Hospira, Inc. (b)	53,336	2,775,072
Johnson & Johnson	890,950	94,966,360
Mallinckrodt PLC (b)	35,843	3,231,246
Merck & Co., Inc.	911,276	54,020,441
Mylan, Inc. (b)	118,228	5,378,192
Perrigo Co. PLC	42,253	6,345,978
Pfizer, Inc.	2,003,124	59,232,377
Zoetis, Inc.	158,486	5,856,058

		344,670,482
Professional Services — 0.2%
The Dun & Bradstreet Corp.	11,489	1,349,613
Equifax, Inc.	38,532	2,879,882
Nielsen Holdings NV	96,150	4,262,329
Common Stocks	Shares	Value
Professional Services (concluded)
Robert Half International, Inc.	43,428	$2,127,972

		10,619,796
Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	125,163	11,719,012
Apartment Investment & Management Co., Class A	46,247	1,471,580
AvalonBay Communities, Inc.	41,455	5,843,911
Boston Properties, Inc.	48,413	5,604,289
Crown Castle International Corp.	105,535	8,498,734
Equity Residential	114,277	7,037,178
Essex Property Trust, Inc.	20,065	3,586,619
General Growth Properties, Inc.	198,309	4,670,177
HCP, Inc.	144,988	5,757,473
Health Care REIT, Inc. (c)	102,396	6,386,439
Host Hotels & Resorts, Inc.	239,028	5,098,467
Kimco Realty Corp.	129,651	2,840,653
The Macerich Co.	44,426	2,835,712
Plum Creek Timber Co., Inc. (c)	55,919	2,181,400
Prologis, Inc.	158,053	5,958,598
Public Storage	45,830	7,600,447
Simon Property Group, Inc.	98,184	16,143,413
Ventas, Inc.	92,518	5,731,490
Vornado Realty Trust	55,152	5,512,994
Weyerhaeuser Co.	166,949	5,318,995

		119,797,581
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (b)	88,067	2,619,113
Road & Rail — 1.0%
CSX Corp.	315,769	10,123,554
Kansas City Southern	34,838	4,222,366
Norfolk Southern Corp.	97,785	10,912,806
Ryder System, Inc.	16,788	1,510,416
Union Pacific Corp.	283,504	30,737,504

		57,506,646
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	97,605	3,492,307
Analog Devices, Inc.	99,202	4,909,507
Applied Materials, Inc.	384,978	8,319,375
Avago Technologies Ltd.	79,488	6,915,456
Broadcom Corp., Class A	169,895	6,867,156
First Solar, Inc. (b)	23,763	1,563,843
Intel Corp.	1,564,056	54,460,430
KLA-Tencor Corp.	52,239	4,115,388
Lam Research Corp.	51,196	3,824,341
Linear Technology Corp.	75,386	3,346,385
Microchip Technology, Inc.	63,245	2,987,061
Micron Technology, Inc. (b)	338,336	11,591,391
NVIDIA Corp.	162,629	3,000,505
Texas Instruments, Inc.	337,247	16,083,309

6	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Xilinx, Inc.	84,879	$3,594,626

		135,071,080
Software — 3.8%
Adobe Systems, Inc. (b)	149,294	10,329,652
Autodesk, Inc. (b)	71,772	3,954,637
CA, Inc.	101,292	2,830,099
Citrix Systems, Inc. (b)	51,982	3,708,396
Electronic Arts, Inc. (b)	98,753	3,516,594
Intuit, Inc.	89,648	7,857,647
Microsoft Corp.	2,603,071	120,678,372
Oracle Corp.	1,027,351	39,326,996
Red Hat, Inc. (b)	59,789	3,357,152
Salesforce.com, Inc. (b)	181,889	10,464,074
Symantec Corp.	218,014	5,125,509

		211,149,128
Specialty Retail — 2.1%
AutoNation, Inc. (b)	24,749	1,245,122
AutoZone, Inc. (b)	10,299	5,248,988
Bed Bath & Beyond, Inc. (b)	63,797	4,199,757
Best Buy Co., Inc.	91,721	3,080,908
CarMax, Inc. (b)	69,255	3,216,895
GameStop Corp., Class A	35,590	1,466,308
The Gap, Inc.	86,588	3,609,854
The Home Depot, Inc.	425,186	39,006,564
L Brands, Inc.	77,605	5,197,983
Lowe’s Cos., Inc.	311,833	16,502,202
O’Reilly Automotive, Inc. (b)	32,780	4,928,801
PetSmart, Inc.	31,346	2,197,041
Ross Stores, Inc.	66,286	5,009,896
Staples, Inc.	203,498	2,462,326
Tiffany & Co.	35,553	3,424,109
TJX Cos., Inc.	218,904	12,952,550
Tractor Supply Co.	43,491	2,675,131
Urban Outfitters, Inc. (b)	32,218	1,182,401

		117,606,836
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	1,891,614	190,580,110
EMC Corp.	640,865	18,751,710
Hewlett-Packard Co.	589,568	20,911,977
NetApp, Inc.	100,853	4,332,645
SanDisk Corp.	70,835	6,938,288
Seagate Technology PLC	103,315	5,916,850
Western Digital Corp.	69,509	6,764,616

		254,196,196
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	86,879	3,093,761
Fossil Group, Inc. (b)	14,708	1,381,081
Michael Kors Holdings Ltd. (b)	64,864	4,630,641
NIKE, Inc., Class B	222,183	19,818,724
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
PVH Corp.	26,059	$3,157,048
Ralph Lauren Corp.	19,181	3,159,686
Under Armour, Inc., Class A (b)	52,579	3,633,209
VF Corp.	108,977	7,195,751

		46,069,901
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	152,179	1,479,180
People’s United Financial, Inc.	98,207	1,421,055

		2,900,235
Tobacco — 1.5%
Altria Group, Inc.	626,584	28,785,269
Lorillard, Inc.	113,730	6,813,564
Philip Morris International, Inc.	493,488	41,156,899
Reynolds American, Inc.	97,343	5,743,237

		82,498,969
Trading Companies & Distributors — 0.2%
Fastenal Co.	86,217	3,871,143
United Rentals, Inc. (b)	30,314	3,367,885
W.W. Grainger, Inc.	19,210	4,834,197

		12,073,225
Total Long-Term Investments (Cost — $3,060,312,291) — 99.7%		5,534,518,590

Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (a)(d)	25,771,297	25,771,297
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (a)(d)(e)	3,336,807	3,336,807
Total Short-Term Securities (Cost — $29,108,104) — 0.5%		29,108,104
Total Investments Before Investments Sold Short (Cost — $3,089,420,395*) — 100.2%		5,563,626,694

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Software
CDK Global, Inc. (b)(f)	(50,640)	$(1,549,078)
Total Investments Sold Short (Proceeds — $1,548,993) — (0.0%)		(1,549,078)
Total Investments, Net of Investments Sold Short (Cost $3,087,871,402) — 100.2%		5,562,077,616
Liabilities in Excess of Other Assets — (0.2)%		(10,931,567)

Net Assets — 100.0%		$5,551,146,049
* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$2,735,305,619

Gross unrealized appreciation		$2,917,520,366
Gross unrealized depreciation		(89,199,291)

Net unrealized appreciation		$2,828,321,075

Notes to Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased	Shares Sold	Shares Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain
BlackRock, Inc.	40,465	356	(968)	39,853	$13,084,537	$230,556	$80,596
BlackRock Cash Funds:
Institutional, SL Agency Shares	92,138,359	—	(66,367,062)[1]	25,771,297	$25,771,297	$58,917	—
BlackRock Cash Funds:
Prime, SL Agency Shares	11,657,294	—	(8,320,487)[1]	3,336,807	$3,336,807	$90,908	—
The PNC Financial Services Group, Inc.	169,461	4,152	(2,844)	170,769	$14,614,411	$236,121	$46,015

[1]	Represent net shares sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	In order to track the performance of its benchmark index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

8	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
343	S&P 500 E-Mini Index	Chicago Mercantile	December 2014	$33,708,325	$(284,257)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted price in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks [1]	$5,534,518,590	—	—	$5,534,518,590
Short-Term Securities:
Money Market Funds	29,108,104	—	—	29,108,104
Liabilities:
Investments:
Investments Sold Short	(1,549,078)	—	—	(1,549,078)

Total	$5,562,077,616	—	—	$5,562,077,616

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	9

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(284,257)	—	—	$(284,257)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,009,000	—	—	$2,009,000
Liabilities:
Bank overdraft	—	$(103,616)	—	(103,616)
Collateral on securities loaned at value	—	(3,336,807)	—	(3,336,807)

Total	$2,009,000	$(3,440,423)	—	$(1,431,423)

There were no transfers between levels during the period ended September 30, 2014.

10	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.03%, 10/02/14	$45,000	$44,999,963
0.03%, 10/09/14	10,360	10,359,942
0.05%, 10/23/14	9,135	9,134,735
0.05%, 10/30/14	100,000	99,996,375
0.05%, 11/06/14	85,000	84,996,090
0.03%, 11/13/14	50,040	50,038,214
0.06%, 11/28/14	100,000	99,991,139
0.06%, 1/08/15	75,000	74,987,968
0.06%, 1/22/15	135,000	134,974,967
0.05%, 2/05/15	150,000	149,971,595
0.05%, 2/19/15	50,000	49,989,425
0.05%, 2/26/15	100,000	99,980,472
0.05%, 3/12/15	90,000	89,979,750
0.05%, 3/19/15	50,000	49,988,851
0.13%, 4/02/15	76,075	76,024,727
U.S. Treasury Notes:
2.38%, 10/31/14	81,793	81,947,304
0.25%, 11/30/14	15,890	15,893,696
0.25%, 1/15/15	140,360	140,433,538
0.25%, 1/31/15	40,000	40,027,644
0.06%, 1/31/16 (b)	32,900	32,889,331
0.08%, 4/30/16 (b)	62,076	62,076,095
0.09%, 7/31/16 (b)	33,094	33,102,997
Total U.S. Treasury Obligations — 47.2%		1,531,784,818

Repurchase Agreements — 52.8%
Barclays Capital, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $278,359,000, collateralized by various U.S. Treasury Obligations, 0.63% to 1.05%, due 9/30/17 to 5/31/19, original par and fair values of $287,097,700 and $283,926,254, respectively)	278,359	278,359,000
Total Value of Barclays Capital, Inc. (collateral value of $283,926,254)		278,359,000
Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $99,000,000, collateralized by various U.S. Treasury Obligations, 1.63% to 3.38%, due 1/15/18 to 2/15/41, original par and fair values of $61,111,800 and $100,980,034, respectively)	$99,000	$99,000,000
BNP Paribas Securities Corp., 0.05%, 10/07/14 (Purchased on 9/11/14 to be repurchased at $64,102,315 collateralized by various U.S. Treasury obligations, 0.00% to 0.188%, due 2/15/15 to 11/15/42, original par and fair values of $101,988,288 and 65,724,160, respectively) (c)	64,100	64,100,000
BNP Paribas Securities Corp., 0.05%, 10/07/14 (Purchased on 9/16/14 to be repurchased at $100,002,917, collateralized by various U.S. Treasury Obligations, 0.00% to 3.88%, due 5/15/18 to 5/15/43, original par and fair values of $134,851,259 and $102,000,000, respectively) (c)	100,000	100,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $268,704,194)		263,100,000
Citigroup Global Markets, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $50,000,000 collateralized by various U.S. Treasury Obligations, 0.50% to 2.13%, due 4/15/15 to 6/30/21, original par and fair values of $49,615,200 and $51,000,019, respectively) (d)	50,000	50,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $51,000,019)		50,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $51,000,000, collateralized by various U.S. Treasury Obligations, 3.38% to 4.38%, due 2/15/38 to 5/15/44, original par and fair values of $46,633,800 and $52,024,915, respectively) (a)	$51,000	$51,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $52,024,915)		51,000,000
Deutsche Bank Securities, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $50,000,000, collateralized by various U.S. Treasury Obligations, 1.50%, due 12/31/18 to 8/15/39, original par and fair values of $74,143,400 and $51,000,002, respectively) (d)	$50,000	$50,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $51,000,002)		50,000,000
HSBC Securities (USA), Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $80,000,000, collateralized by various U.S. Treasury Obligations, 0.63% to 8.00%, due 8/31/16 to 5/15/30, original par and fair values of $71,439,000 and $81,602,234, respectively)	80,000	80,000,000
HSBC Securities (USA), Inc., 0.00%, 10/1/14 (Purchased on 1/27/14 to be repurchased at $200,000,000, collateralized by various U.S. Treasury Obligations, 0.25% to 10.63%, due 10/31/14 to 8/15/44, original par and fair values of $194,734,710 and $204,003,141, respectively)	200,000	200,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $285,605,375 )		280,000,000
Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.03%, 10/01/14 (Purchased on 9/26/14 to be repurchased at $218,000,908, collateralized by a U.S. Treasury Obligation, 1.88%, due 9/30/17, original par and fair value of $217,418,100 and $222,360,013, respectively)	$218,000	$218,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $222,360,013)		218,000,000
SG Americas Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $350,227,000, collateralized by various U.S. Treasury Obligations, 0.25% to 5.00%, due 12/15/15 to 5/15/40, original par and fair values of $323,962,700 and $357,231,597, respectively)	$350,227	$350,227,000
Total Value of SG Americas Securities LLC (collateral value of $357,231,597)		350,227,000
TD Securities (USA) LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $175,945,000 collateralized by various U.S. Treasury Obligations, 0.00% to 3.25%, due 2/5/15 to 11/15/43, original par and fair values of $377,261,700 and $179,463,931, respectively)	175,945	175,945,000
Total Value of TD Securities (USA) LLC (collateral value of $179,463,931)		175,945,000
Total Repurchase Agreements — 52.8%		1,716,631,000
Total Investments (Cost — $3,248,415,818*) — 100.0%		3,248,415,818
Liabilities in Excess of Other Assets — (0.0)%		(486,451)

Net Assets — 100.0%		$3,247,929,367

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment [and derivative financial instrument] and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,248,415,818	—	$3,248,415,818
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, overdraft of $1,291,429 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2014	3

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 24, 2014